Portfolio of Investments
CTIVP® – American Century Diversified Bond Fund, March 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 7.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aimco CLO Ltd.(a),(b)
Series 2020-12A Class C
3-month USD LIBOR + 2.150% Floor 2.150% 01/17/2032	2.376%	6,750,000	6,762,258
Allegany Park CLO Ltd.(a),(b)
Series 2019-1A Class C
3-month USD LIBOR + 2.550% Floor 2.550% 01/20/2033	2.774%	3,900,000	3,910,382
Anchorage Capital CLO 16 Ltd.(a),(b)
Series 2020-16A Class B
3-month USD LIBOR + 2.200% Floor 2.200% 10/20/2031	2.401%	6,200,000	6,216,238
Atrium IX(a),(b)
Series 209A Class BR2
3-month USD LIBOR + 1.500% Floor 1.500% 05/28/2030	1.691%	5,550,000	5,550,538
Bean Creek CLO Ltd.(a),(b)
Series 2015-1A Class BR
3-month USD LIBOR + 1.450% Floor 1.450% 04/20/2031	1.673%	3,525,000	3,525,145
BRE Grand Islander Timeshare Issuer LLC(a)
Series 2017-1A Class A
05/25/2029	2.940%	2,404,540	2,410,944
CBAM Ltd.(a),(b)
Series 2018-5A Class B1
3-month USD LIBOR + 1.400% Floor 1.400% 04/17/2031	1.623%	2,755,000	2,755,036
Deer Creek CLO Ltd.(a),(b)
Series 2017-1A Class A
3-month USD LIBOR + 1.180% 10/20/2030	1.404%	7,800,000	7,801,240
Dryden XXVIII Senior Loan Fund(a),(b)
Series 2013-28A Class A2LR
3-month USD LIBOR + 1.650% Floor 1.650% 08/15/2030	1.844%	2,850,000	2,850,989
Elmwood CLO IV Ltd.(a),(b)
Series 2020-1A Class B
3-month USD LIBOR + 1.700% Floor 1.700% 04/15/2033	1.941%	12,950,000	12,972,934
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Elmwood CLO V Ltd.(a),(b)
Series 2020-2A Class B
3-month USD LIBOR + 2.200% Floor 2.200% 07/24/2031	2.476%	7,625,000	7,648,409
Elmwood CLO VII Ltd.(a),(b)
Series 2020-4A Class C
3-month USD LIBOR + 2.250% Floor 2.250% 01/17/2034	2.399%	5,150,000	5,177,527
Elmwood CLO VIII Ltd.(a),(b)
Series 2021-1A Class C1
3-month USD LIBOR + 1.950% Floor 1.950% 01/20/2034	2.066%	6,200,000	6,180,414
Flatiron CLO Ltd.(a),(b)
Series 2020-1A Class C
3-month USD LIBOR + 2.450% Floor 2.450% 11/20/2033	2.698%	6,000,000	6,019,314
Goldentree Loan Management US CLO 5 Ltd.(a),(b)
Series 2019-5A Class A
3-month USD LIBOR + 1.300% Floor 1.300% 10/20/2032	1.524%	4,250,000	4,253,804
Goodgreen(a),(c)
Series 2018-1A Class A
10/15/2053	3.930%	5,467,069	5,875,870
Kayne CLO Ltd.(a),(b)
Series 2020-9A Class B1
3-month USD LIBOR + 1.900% Floor 1.900% 01/15/2034	2.138%	8,600,000	8,662,909
Series 2021-10A Class D
3-month USD LIBOR + 2.750% Floor 2.750% 04/23/2034	3.000%	6,000,000	6,005,964
KKR CLO 30 Ltd.(a),(b)
Series 2030A Class B1
3-month USD LIBOR + 2.000% Floor 2.000% 10/17/2031	2.236%	9,500,000	9,520,957
Madison Park Funding XXII Ltd.(a),(b)
Series 2016-22A Class BR
3-month USD LIBOR + 1.600% Floor 1.600% 01/15/2033	1.841%	3,800,000	3,802,747
CTIVP® – American Century Diversified Bond Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Magnetite VIII Ltd.(a),(b)
Series 2014-8A Class BR2
3-month USD LIBOR + 1.500% Floor 1.500% 04/15/2031	1.741%	2,950,000	2,950,177
Magnetite XXIV Ltd.(a),(b)
Series 2019-24A Class B
3-month USD LIBOR + 1.850% Floor 1.850% 01/15/2033	2.091%	5,750,000	5,768,072
Series 2019-24A Class C
3-month USD LIBOR + 2.550% Floor 2.550% 01/15/2033	2.791%	5,250,000	5,268,118
Magnetite XXIX Ltd.(a),(b)
Series 2021-29A Class D
3-month USD LIBOR + 2.600% Floor 2.600% 01/15/2034	2.704%	6,725,000	6,703,009
MVW Owner Trust(a)
Series 2015-1A Class A
12/20/2032	2.520%	991,673	996,317
Neuberger Berman Loan Advisers CLO Ltd.(a),(b)
Series 2018-30A Class DR
3-month USD LIBOR + 2.850% Floor 2.850% 01/20/2031	3.000%	3,800,000	3,800,289
Octagon Investment Partners 24 Ltd.(a),(b)
Series 2020-1A Class BS
3-month USD LIBOR + 1.900% Floor 1.900% 04/21/2031	2.124%	5,600,000	5,601,114
Octagon Investment Partners 31 LLC(a),(b)
Series 2017-1A Class CR
3-month USD LIBOR + 2.050% Floor 2.050% 07/20/2030	2.274%	5,250,000	5,250,032
Octagon Investment Partners 45 Ltd.(a),(b)
Series 2019-1A Class B1
3-month USD LIBOR + 1.850% Floor 1.850% 10/15/2032	2.091%	3,850,000	3,858,193
Octagon Investment Partners 47 Ltd.(a),(b)
Series 2020-1A Class A1
3-month USD LIBOR + 1.850% Floor 1.850% 04/20/2031	2.074%	6,500,000	6,518,765
OHA Credit Partners VII Ltd.(a),(b)
Series 2012-7A Class D1R3
3-month USD LIBOR + 2.900% Floor 2.900% 02/20/2034	3.200%	6,300,000	6,301,109
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Reese Park CLO LTD.(a),(b)
Series 2020-1A Class C1
3-month USD LIBOR + 2.450% Floor 2.450% 10/15/2032	2.691%	5,700,000	5,715,806
Rockford Tower CLO Ltd.(a),(b)
Series 2018-1A Class C
3-month USD LIBOR + 2.050% 05/20/2031	2.232%	750,000	750,098
Series 2018-1A Class D
3-month USD LIBOR + 3.000% 05/20/2031	3.182%	5,300,000	5,258,718
Series 2020-1A Class C
3-month USD LIBOR + 2.350% 01/20/2032	2.600%	5,125,000	5,131,775
Sierra Timeshare Receivables Funding LLC(a)
Series 2018-2A Class B
06/20/2035	3.650%	2,879,721	2,969,498
Series 2019-2A Class C
05/20/2036	3.120%	3,238,424	3,294,088
Subordinated Series 2018-3A Class B
09/20/2035	3.870%	2,434,023	2,506,309
Voya CLO Ltd.(a),(b)
Series 2013-2A Class A2AR
3-month USD LIBOR + 1.400% Floor 1.400% 04/25/2031	1.618%	5,550,000	5,511,777
VSE Mortgage LLC(a)
Subordinated, Series 2017-A Class B
03/20/2035	2.630%	3,988,647	4,034,204
Total Asset-Backed Securities — Non-Agency (Cost $204,881,104)			206,091,087

Commercial Mortgage-Backed Securities - Non-Agency 1.9%

BX Commercial Mortgage Trust(a),(c)
Subordinated Series 2020-VIVA Class E
03/11/2044	3.667%	6,000,000	5,689,306
FirstKey Homes Trust(a)
Subordinated Series 2020-SFR1 Class D
09/17/2025	2.241%	6,450,000	6,478,406
Subordinated Series 2020-SFR2 Class E
10/19/2037	2.668%	21,100,000	21,318,463
Tricon American Homes(a)
Series 2020-SFR1 Class C
07/17/2038	2.249%	7,400,000	7,481,734
Tricon American Homes LLC(a)
Series 2020-SFR1 Class D
07/17/2038	2.548%	7,200,000	7,189,237

2	CTIVP® – American Century Diversified Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2021 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tricon American Homes Trust(a)
Subordinated Series 2020-SFR2 Class D
11/17/2039	2.281%	7,500,000	7,273,046
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $55,625,108)			55,430,192

Convertible Bonds 0.1%

Banking 0.1%
Itau Unibanco Holding SA/Cayman Island(a),(d)
Subordinated
04/15/2031	3.875%	1,900,000	1,844,480
Total Convertible Bonds (Cost $1,893,749)			1,844,480

Corporate Bonds & Notes 41.4%

Aerospace & Defense 0.9%
Boeing Co. (The)
02/04/2026	2.196%	3,230,000	3,220,391
05/01/2050	5.805%	3,100,000	3,921,348
L3Harris Technologies, Inc.
01/15/2031	1.800%	1,090,000	1,022,386
Teledyne Technologies, Inc.
04/01/2028	2.250%	5,710,000	5,683,307
TransDigm, Inc.(a)
01/15/2029	4.625%	6,000,000	5,914,727
United Technologies Corp.
11/16/2028	4.125%	4,310,000	4,852,196
04/15/2040	5.700%	1,770,000	2,348,395
Total			26,962,750
Airlines 0.6%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	6,336,000	6,590,528
Delta Air Lines, Inc./SkyMiles IP Ltd.(a)
10/20/2025	4.500%	4,843,000	5,168,758
Southwest Airlines Co.
06/15/2027	5.125%	4,110,000	4,728,710
United Airlines Pass-Through Trust
Series 2020-1 Class B
01/15/2026	4.875%	2,147,000	2,229,326
Total			18,717,322
Automotive 1.0%
American Honda Finance Corp.
03/24/2028	2.000%	1,113,000	1,111,607
BorgWarner, Inc.
07/01/2027	2.650%	1,780,000	1,849,777
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cummins, Inc.
09/01/2050	2.600%	2,080,000	1,859,067
Ford Motor Credit Co. LLC
08/03/2022	2.979%	3,300,000	3,343,829
11/01/2022	3.350%	1,720,000	1,752,650
11/13/2025	3.375%	5,050,000	5,124,625
02/16/2028	2.900%	2,600,000	2,497,178
General Motors Co.
04/01/2038	5.150%	1,970,000	2,265,371
General Motors Financial Co., Inc.
06/20/2025	2.750%	6,021,000	6,281,829
08/20/2027	2.700%	2,989,000	3,052,548
Nissan Motor Co., Ltd.(a)
09/17/2027	4.345%	1,640,000	1,786,566
Total			30,925,047
Banking 4.6%
Ally Financial, Inc.
Subordinated
11/20/2025	5.750%	4,790,000	5,442,416
Banco Santander SA
05/28/2025	2.746%	4,915,000	5,141,445
03/25/2031	2.958%	3,000,000	2,984,134
Banistmo SA(a)
07/31/2027	4.250%	3,000,000	3,111,668
Bank of America Corp.(d)
06/19/2026	1.319%	2,994,000	2,983,654
01/20/2028	3.824%	1,425,000	1,567,996
02/13/2031	2.496%	5,108,000	5,072,764
06/19/2041	2.676%	5,915,000	5,543,316
03/13/2052	3.483%	1,870,000	1,905,569
BNP Paribas SA(a),(d)
Subordinated
08/12/2035	2.588%	5,455,000	5,129,677
BPCE SA(a),(d)
10/06/2026	1.652%	2,410,000	2,404,005
Citigroup, Inc.(d)
10/27/2028	3.520%	4,225,000	4,557,372
06/03/2031	2.572%	4,695,000	4,688,316
Commonwealth Bank of Australia(a)
Subordinated
03/11/2031	2.688%	3,255,000	3,173,038
Deutsche Bank AG(d),(e)
04/01/2025	1.447%	2,605,000	2,604,484
Deutsche Bank AG(d)
Subordinated
01/14/2032	3.729%	3,658,000	3,552,465
Discover Financial Services(d)
Junior Subordinated
12/31/2049	5.500%	2,890,000	3,023,674

CTIVP® – American Century Diversified Bond Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
FNB Corp.
02/24/2023	2.200%	3,900,000	3,972,512
Goldman Sachs Group, Inc. (The)(d)
03/09/2027	1.431%	4,003,000	3,964,272
06/05/2028	3.691%	7,442,000	8,140,269
Goldman Sachs Group, Inc. (The)
02/07/2030	2.600%	5,213,000	5,273,052
JPMorgan Chase & Co.(d)
06/01/2028	2.182%	6,520,000	6,592,416
04/22/2031	2.522%	5,695,000	5,677,035
12/31/2049	4.600%	2,216,000	2,239,019
Lloyds Banking Group PLC(d)
02/05/2026	2.438%	4,448,000	4,617,288
Morgan Stanley(d)
07/22/2028	3.591%	4,525,000	4,931,017
02/13/2032	1.794%	9,239,000	8,625,126
PNC Bank NA
Subordinated
07/26/2028	4.050%	4,035,000	4,523,729
Wells Fargo & Co.(d)
04/30/2026	2.188%	4,520,000	4,662,862
04/30/2041	3.068%	4,245,000	4,163,728
Wells Fargo & Co.
10/23/2026	3.000%	5,155,000	5,515,621
Total			135,783,939
Brokerage/Asset Managers/Exchanges 0.9%
Charles Schwab Corp. (The)(d)
Junior Subordinated
12/31/2049	4.000%	3,135,000	3,183,672
CI Financial Corp.
12/17/2030	3.200%	7,480,000	7,417,384
Citadel Finance LLC(a)
03/09/2026	3.375%	1,125,000	1,112,456
LPL Holdings, Inc.(a)
11/15/2027	4.625%	996,000	1,038,666
03/15/2029	4.000%	4,102,000	4,124,439
Owl Rock Technology Finance Corp.(a)
12/15/2025	4.750%	5,940,000	6,336,120
06/17/2026	3.750%	2,930,000	2,991,988
Total			26,204,725
Building Materials 0.8%
Builders FirstSource, Inc.(a)
03/01/2030	5.000%	4,980,000	5,221,143
Cemex SAB de CV(a)
09/17/2030	5.200%	4,940,000	5,351,272
07/11/2031	3.875%	2,500,000	2,436,457
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
LBM Acquisition LLC(a)
01/15/2029	6.250%	2,600,000	2,678,000
Martin Marietta Materials, Inc.
03/15/2030	2.500%	1,371,000	1,367,069
Standard Industries, Inc.(a)
01/15/2028	4.750%	4,490,000	4,651,187
Vulcan Materials Co.
06/01/2030	3.500%	2,730,000	2,931,392
Total			24,636,520
Cable and Satellite 2.0%
Cable Onda SA(a)
01/30/2030	4.500%	2,800,000	2,974,512
Cablevision Systems Corp.
09/15/2022	5.875%	7,038,000	7,429,024
Charter Communications Operating LLC/Capital
06/01/2041	3.500%	3,357,000	3,186,612
03/01/2050	4.800%	5,000,000	5,383,375
Comcast Corp.
01/15/2027	2.350%	5,920,000	6,162,662
07/15/2036	3.200%	2,026,000	2,113,105
04/01/2040	3.750%	1,100,000	1,207,857
CSC Holdings LLC(a)
12/01/2030	4.625%	4,360,000	4,289,143
Sirius XM Radio, Inc.(a)
08/01/2027	5.000%	6,002,000	6,286,293
Time Warner Cable LLC
09/15/2042	4.500%	3,945,000	4,215,903
Virgin Media Vendor Financing Notes IV DAC(a)
07/15/2028	5.000%	8,715,000	8,881,785
VTR Finance NV(a)
07/15/2028	6.375%	5,330,000	5,755,468
Total			57,885,739
Chemicals 0.5%
Axalta Coating Systems LLC(a)
02/15/2029	3.375%	4,260,000	4,153,926
Dow Chemical Co. (The)
11/15/2050	3.600%	4,570,000	4,620,704
Huntsman International LLC
05/01/2029	4.500%	340,000	376,842
Nutrition & Biosciences, Inc.(a)
10/15/2027	1.832%	1,460,000	1,428,623
Tronox, Inc.(a)
03/15/2029	4.625%	4,180,000	4,182,694
Total			14,762,789

4	CTIVP® – American Century Diversified Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.5%
QVC, Inc.
09/01/2028	4.375%	4,725,000	4,762,960
Realogy Group LLC/Co-Issuer Corp.(a)
01/15/2029	5.750%	9,988,000	9,843,592
Total			14,606,552
Diversified Manufacturing 0.4%
Carlisle Companies, Inc.
03/01/2030	2.750%	2,380,000	2,395,275
General Electric Co.
05/01/2050	4.350%	2,820,000	3,133,008
Lennox International, Inc.
08/01/2027	1.700%	1,160,000	1,143,297
Vontier Corp.(a)
04/01/2026	1.800%	1,315,000	1,307,737
Wabtec Corp.(d)
09/15/2028	4.950%	3,657,000	4,168,537
Total			12,147,854
Electric 2.8%
AEP Texas, Inc.
07/01/2030	2.100%	2,930,000	2,828,224
Ameren Corp.
01/15/2031	3.500%	3,830,000	4,072,656
Berkshire Hathaway Energy Co.
07/15/2048	3.800%	1,610,000	1,725,855
CenterPoint Energy, Inc.
11/01/2028	4.250%	3,058,000	3,428,056
Commonwealth Edison Co.
11/15/2049	3.200%	2,900,000	2,836,085
Dominion Energy, Inc.
08/01/2041	4.900%	2,650,000	3,164,972
DPL, Inc.(a)
07/01/2025	4.125%	1,980,000	2,098,436
DTE Electric Co.
03/01/2030	2.250%	2,770,000	2,768,923
Duke Energy Carolinas LLC(e)
04/15/2031	2.550%	1,115,000	1,125,046
Duke Energy Florida LLC
06/15/2030	1.750%	1,960,000	1,858,398
11/15/2042	3.850%	1,610,000	1,740,869
Duke Energy Progress LLC
12/01/2044	4.150%	3,385,000	3,838,855
EDP Finance BV(a)
01/24/2028	1.710%	1,890,000	1,823,834
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Entergy Arkansas LLC
06/15/2051	2.650%	1,500,000	1,327,462
Entergy Texas, Inc.
03/15/2031	1.750%	2,780,000	2,579,753
Exelon Corp.
04/15/2046	4.450%	960,000	1,102,830
FEL Energy VI Sarl(a)
12/01/2040	5.750%	4,700,000	4,806,192
Florida Power & Light Co.
02/01/2042	4.125%	1,840,000	2,120,360
10/01/2049	3.150%	1,150,000	1,158,434
IPALCO Enterprises, Inc.(a)
05/01/2030	4.250%	3,110,000	3,398,701
MidAmerican Energy Co.
10/15/2044	4.400%	2,160,000	2,509,521
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%	2,620,000	2,832,127
Northern States Power Co.
06/01/2051	2.600%	1,380,000	1,241,630
04/01/2052	3.200%	1,790,000	1,794,278
NRG Energy, Inc.(a)
12/02/2025	2.000%	6,200,000	6,191,332
Pacific Gas and Electric Co.
06/01/2041	4.200%	1,160,000	1,155,429
PacifiCorp
09/15/2030	2.700%	903,000	924,095
03/15/2051	3.300%	2,950,000	2,930,413
Southern California Edison Co.
02/01/2051	2.950%	1,165,000	1,032,190
Star Energy Geothermal Darajat II/Salak(a)
10/14/2038	4.850%	1,800,000	1,965,222
Virginia Electric and Power Co.
12/15/2050	2.450%	3,194,000	2,744,708
WEC Energy Group, Inc.
10/15/2027	1.375%	3,920,000	3,781,037
Xcel Energy, Inc.
06/01/2030	3.400%	3,000,000	3,222,860
Total			82,128,783
Environmental 0.3%
GFL Environmental, Inc.(a)
08/01/2028	4.000%	6,080,000	5,890,843
Waste Connections, Inc.
02/01/2030	2.600%	2,030,000	2,044,304
Waste Management, Inc.
11/15/2050	2.500%	1,230,000	1,062,899
Total			8,998,046

CTIVP® – American Century Diversified Bond Fund | Quarterly Report 2021	5

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Finance Companies 2.7%
AerCap Ireland Capital DAC/Global Aviation Trust
01/23/2023	3.300%	820,000	849,559
09/15/2023	4.500%	1,850,000	1,989,875
01/16/2024	4.875%	2,690,000	2,926,036
Air Lease Corp.(d)
Junior Subordinated
12/31/2049	4.650%	4,560,000	4,515,489
Aircastle Ltd.(a)
08/11/2025	5.250%	8,216,000	8,951,491
Ares Capital Corp.
07/15/2026	2.150%	3,670,000	3,570,545
Avolon Holdings Funding Ltd.(a)
04/15/2026	4.250%	2,890,000	3,023,354
Bain Capital Specialty Finance, Inc.
03/10/2026	2.950%	4,220,000	4,177,522
FS KKR Capital Corp.
01/15/2026	3.400%	7,400,000	7,339,963
GE Capital Funding LLC(a)
05/15/2030	4.400%	2,870,000	3,254,019
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	2,800,000	3,204,205
Golub Capital BDC, Inc.
08/24/2026	2.500%	3,310,000	3,239,478
Navient Corp.
03/15/2028	4.875%	6,550,000	6,411,670
Owl Rock Capital Corp.
07/15/2026	3.400%	6,375,000	6,459,977
Park Aerospace Holdings Ltd.(a)
02/15/2024	5.500%	10,370,000	11,220,793
PennyMac Financial Services, Inc.(a)
10/15/2025	5.375%	4,570,000	4,722,752
United Wholesale Mortgage LLC(a),(e)
04/15/2029	5.500%	2,650,000	2,648,811
Total			78,505,539
Food and Beverage 1.4%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	4,980,000	5,918,597
Anheuser-Busch InBev Worldwide, Inc.
01/23/2029	4.750%	4,690,000	5,480,153
MARB BondCo PLC(a)
01/29/2031	3.950%	6,000,000	5,715,323
Post Holdings, Inc.(a)
04/15/2030	4.625%	5,560,000	5,574,031
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sysco Corp.
07/15/2026	3.300%	1,400,000	1,507,286
04/01/2030	5.950%	6,010,000	7,515,361
United Natural Foods, Inc.(a)
10/15/2028	6.750%	3,750,000	4,003,025
US Foods, Inc.(a)
02/15/2029	4.750%	4,165,000	4,177,273
Total			39,891,049
Gaming 0.6%
GLP Capital LP/Financing II, Inc.
04/15/2026	5.375%	2,640,000	2,964,933
International Game Technology PLC(a)
04/15/2026	4.125%	1,100,000	1,126,892
01/15/2029	5.250%	7,325,000	7,640,076
Las Vegas Sands Corp.
08/08/2029	3.900%	2,340,000	2,404,174
Scientific Games International, Inc.(a)
11/15/2029	7.250%	3,681,000	3,985,471
Total			18,121,546
Health Care 2.4%
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	3,351,000	3,534,166
AdaptHealth LLC(a)
08/01/2029	4.625%	2,700,000	2,685,773
Agilent Technologies, Inc.
03/12/2031	2.300%	5,312,000	5,172,431
Becton Dickinson and Co.
02/11/2031	1.957%	2,410,000	2,286,195
CHS/Community Health Systems, Inc.(a)
02/15/2025	6.625%	3,450,000	3,652,838
Cigna Corp.
03/15/2030	2.400%	2,790,000	2,763,682
03/15/2051	3.400%	2,717,000	2,674,675
CVS Health Corp.
03/25/2028	4.300%	1,416,000	1,607,326
08/21/2030	1.750%	2,540,000	2,372,295
03/25/2038	4.780%	3,080,000	3,636,952
DaVita, Inc.(a)
06/01/2030	4.625%	5,430,000	5,530,181
Dentsply Sirona, Inc.
06/01/2030	3.250%	2,910,000	3,039,865
Illumina, Inc.
03/23/2031	2.550%	3,927,000	3,892,662
Ortho-Clinical Diagnostics, Inc./SA(a)
06/01/2025	7.375%	4,406,000	4,737,580

6	CTIVP® – American Century Diversified Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Partners Healthcare System, Inc.
07/01/2049	3.192%	1,660,000	1,659,502
STERIS Irish FinCo Unlimited, Co.(e)
03/15/2031	2.700%	2,430,000	2,410,164
Tenet Healthcare Corp.
06/15/2023	6.750%	3,380,000	3,663,514
Tenet Healthcare Corp.(a)
10/01/2028	6.125%	3,590,000	3,740,167
Universal Health Services, Inc.(a)
06/01/2026	5.000%	1,700,000	1,741,877
10/15/2030	2.650%	8,915,000	8,613,521
Zimmer Biomet Holdings, Inc.
03/20/2030	3.550%	2,255,000	2,413,792
Total			71,829,158
Healthcare Insurance 0.3%
Centene Corp.
12/15/2027	4.250%	3,496,000	3,674,668
12/15/2029	4.625%	2,340,000	2,533,262
02/15/2030	3.375%	3,184,000	3,214,933
Total			9,422,863
Healthcare REIT 0.9%
MPT Operating Partnership LP/Finance Corp.
10/15/2027	5.000%	7,155,000	7,532,378
03/15/2031	3.500%	7,565,000	7,418,828
National Health Investors, Inc.
02/01/2031	3.000%	6,315,000	5,935,457
Omega Healthcare Investors, Inc.
02/01/2031	3.375%	3,600,000	3,564,117
04/15/2033	3.250%	1,870,000	1,795,528
Total			26,246,308
Home Construction 0.7%
Arcosa, Inc.(a),(e)
04/15/2029	4.375%	1,860,000	1,860,000
D.R. Horton, Inc.
08/15/2023	5.750%	1,350,000	1,491,654
DR Horton, Inc.
10/15/2024	2.500%	3,030,000	3,187,313
KB Home
11/15/2029	4.800%	5,570,000	5,846,265
Mattamy Group Corp.(a)
03/01/2030	4.625%	4,765,000	4,736,906
Meritage Homes Corp.(a),(e)
04/15/2029	3.875%	4,270,000	4,270,000
Total			21,392,138
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Independent Energy 0.8%
Aker BP ASA(a)
01/15/2030	3.750%	4,800,000	4,963,639
01/15/2031	4.000%	1,430,000	1,493,514
Antero Resources Corp.(a)
02/01/2029	7.625%	4,134,000	4,398,400
Diamondback Energy, Inc.
05/31/2025	4.750%	2,170,000	2,425,529
12/01/2029	3.500%	3,360,000	3,492,225
Energean Israel Finance Ltd.(a)
03/30/2024	4.500%	3,964,000	3,994,878
Hilcorp Energy I LP/Finance Co.(a)
02/01/2029	5.750%	3,796,000	3,827,055
Total			24,595,240
Integrated Energy 0.2%
BP Capital Markets America, Inc.
06/04/2051	2.939%	2,520,000	2,249,296
Chevron Corp.
05/11/2027	1.995%	2,080,000	2,129,636
Suncor Energy, Inc.
03/04/2051	3.750%	2,180,000	2,123,863
Total			6,502,795
Leisure 0.1%
Viking Ocean Cruises Ship VII Ltd.(a)
02/15/2029	5.625%	3,062,000	3,096,275
Life Insurance 0.8%
Athene Holding Ltd.
01/15/2031	3.500%	10,355,000	10,634,082
Equitable Financial Life Global Funding(a)
03/08/2028	1.800%	2,180,000	2,131,958
Nippon Life Insurance Co.(a),(d)
01/21/2051	2.750%	4,790,000	4,566,234
SBL Holdings, Inc.(a)
02/18/2031	5.000%	2,705,000	2,731,469
Teachers Insurance & Annuity Association of America(a)
Subordinated
05/15/2050	3.300%	2,952,000	2,881,604
Total			22,945,347
Lodging 0.3%
Hilton Domestic Operating Co., Inc.(a)
05/01/2031	4.000%	3,860,000	3,857,204

CTIVP® – American Century Diversified Bond Fund | Quarterly Report 2021	7

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Marriott International, Inc.
04/15/2031	2.850%	1,340,000	1,317,389
10/15/2032	3.500%	4,072,000	4,210,196
Total			9,384,789
Media and Entertainment 1.3%
AMC Networks, Inc.
02/15/2029	4.250%	6,245,000	6,070,443
CBS Corp.
08/15/2024	3.700%	2,450,000	2,654,533
Discovery Communications LLC
09/20/2047	5.200%	4,850,000	5,698,633
Lamar Media Corp.
02/15/2028	3.750%	8,810,000	8,792,557
Netflix, Inc.
04/15/2028	4.875%	1,228,000	1,389,199
Sinclair Television Group, Inc.(a)
12/01/2030	4.125%	4,605,000	4,439,524
TEGNA, Inc.
03/15/2028	4.625%	6,374,000	6,490,180
Viacom, Inc.
03/15/2043	4.375%	1,930,000	2,084,489
Total			37,619,558
Metals and Mining 1.3%
Alcoa Nederland Holding BV(a)
03/31/2029	4.125%	3,780,000	3,814,462
Cleveland-Cliffs, Inc.(a)
03/01/2029	4.625%	3,579,000	3,572,346
Constellium SE(a)
04/15/2029	3.750%	2,848,000	2,720,454
Freeport-McMoRan, Inc.
08/01/2030	4.625%	6,516,000	7,091,848
Minera Mexico SA de CV(a)
01/26/2050	4.500%	3,200,000	3,304,996
Newcrest Finance Pty Ltd.(a)
05/13/2050	4.200%	1,460,000	1,595,114
Novelis Corp.(a)
01/30/2030	4.750%	4,965,000	5,116,041
Steel Dynamics, Inc.
04/15/2030	3.450%	1,290,000	1,380,150
01/15/2031	3.250%	3,200,000	3,386,691
10/15/2050	3.250%	590,000	552,178
Teck Resources Ltd.
07/15/2030	3.900%	1,200,000	1,253,339
07/15/2041	6.250%	2,640,000	3,259,774
Total			37,047,393
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Midstream 1.3%
AmeriGas Partners LP/Finance Corp.
05/20/2027	5.750%	471,000	513,957
Energy Transfer Operating LP
04/15/2029	5.250%	2,500,000	2,849,761
Energy Transfer Partners LP
03/15/2035	4.900%	1,990,000	2,109,753
Enterprise Products Operating LLC
03/15/2044	4.850%	3,890,000	4,497,464
EQM Midstream Partners LP(a)
01/15/2029	4.500%	2,055,000	2,003,393
Galaxy Pipeline Assets Bidco Ltd.(a)
09/30/2040	2.940%	6,000,000	5,816,493
Kinder Morgan Energy Partners LP
09/01/2039	6.500%	3,256,000	4,237,847
MPLX LP
08/15/2030	2.650%	2,420,000	2,373,178
04/15/2038	4.500%	1,320,000	1,441,897
Plains All American Pipeline LP/Finance Corp.
09/15/2030	3.800%	3,930,000	4,003,518
Sabine Pass Liquefaction LLC
03/01/2025	5.625%	5,180,000	5,926,883
Sunoco Logistics Partners Operations LP
10/01/2027	4.000%	1,400,000	1,504,708
Transcontinental Gas Pipe Line Co. LLC
05/15/2030	3.250%	2,140,000	2,248,036
Total			39,526,888
Natural Gas 0.5%
Infraestructura Energetica Nova SAB de CV(a)
01/15/2051	4.750%	3,400,000	3,371,688
NiSource Finance Corp.
02/01/2045	5.650%	3,010,000	3,881,007
Sempra Energy
06/15/2027	3.250%	3,400,000	3,647,543
Southern Co. Gas Capital Corp.
01/15/2031	1.750%	3,010,000	2,793,378
10/01/2046	3.950%	140,000	146,774
Total			13,840,390
Office REIT 0.4%
Boston Properties LP
04/01/2032	2.550%	1,670,000	1,599,868
Corporate Office Properties LP
04/15/2031	2.750%	1,600,000	1,546,905

8	CTIVP® – American Century Diversified Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hudson Pacific Properties LP
11/01/2027	3.950%	732,000	786,453
01/15/2030	3.250%	1,891,000	1,901,669
Kilroy Realty LP
01/15/2023	3.800%	2,890,000	3,015,633
11/15/2032	2.500%	3,135,000	2,942,376
Total			11,792,904
Oil Field Services 0.1%
Baker Hughes, a GE Co., LLC/Obligor, Inc.
11/07/2029	3.138%	1,259,000	1,318,848
Geopark Ltd.(a)
09/21/2024	6.500%	2,766,000	2,866,555
Total			4,185,403
Other Financial Institutions 0.1%
Blackstone Secured Lending Fund(a)
09/16/2026	2.750%	2,045,000	2,031,495
Other Industry 0.2%
Howard Hughes Corp. (The)(a)
02/01/2031	4.375%	4,534,000	4,438,895
Quanta Services, Inc.
10/01/2030	2.900%	2,660,000	2,696,353
Total			7,135,248
Other REIT 0.5%
EPR Properties
12/15/2026	4.750%	1,393,000	1,463,859
04/15/2028	4.950%	3,970,000	4,081,722
Host Hotels & Resorts LP
06/15/2025	4.000%	3,055,000	3,252,038
02/01/2026	4.500%	1,675,000	1,813,343
RHP Hotel Properties LP/Finance Corp.(a)
02/15/2029	4.500%	4,770,000	4,792,859
Total			15,403,821
Other Utility 0.2%
Essential Utilities, Inc.
04/15/2030	2.704%	4,440,000	4,485,201
Packaging 0.5%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
09/01/2029	4.000%	4,343,000	4,343,808
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
08/15/2026	4.125%	2,200,000	2,258,598
08/15/2027	5.250%	5,173,000	5,281,499
Berry Global, Inc.(a)
01/15/2026	1.570%	3,070,000	3,022,270
Total			14,906,175
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Paper 0.2%
Georgia-Pacific LLC(a)
04/30/2027	2.100%	3,300,000	3,354,560
WRKCo, Inc.
09/15/2024	3.000%	1,640,000	1,749,290
Total			5,103,850
Pharmaceuticals 1.3%
AbbVie, Inc.
11/21/2029	3.200%	3,065,000	3,254,000
11/06/2042	4.400%	2,870,000	3,327,370
Bristol-Myers Squibb Co.
11/13/2050	2.550%	2,593,000	2,308,287
Catalent Pharma Solutions, Inc.(a)
07/15/2027	5.000%	3,320,000	3,479,311
Elanco Animal Health, Inc.(d)
08/28/2028	5.900%	3,012,000	3,409,439
Gilead Sciences, Inc.
03/01/2026	3.650%	6,830,000	7,505,133
10/01/2030	1.650%	1,798,000	1,685,481
Jaguar Holding Co. II/PPD Development LP(a)
06/15/2028	5.000%	3,145,000	3,273,650
Royalty Pharma PLC(a)
09/02/2030	2.200%	5,120,000	4,891,135
Upjohn, Inc.(a)
06/22/2030	2.700%	3,423,000	3,379,850
06/22/2050	4.000%	1,691,000	1,725,684
Total			38,239,340
Property & Casualty 0.1%
Liberty Mutual Group, Inc.(a)
06/15/2049	4.500%	1,610,000	1,767,991
Railroads 0.6%
Burlington Northern Santa Fe LLC
09/15/2041	4.950%	2,350,000	2,928,071
04/01/2045	4.150%	3,985,000	4,545,450
Burlington Northern Santa Fe LLC(e)
09/15/2051	3.300%	1,410,000	1,418,112
CSX Corp.
06/01/2027	3.250%	3,400,000	3,691,360
Norfolk Southern Corp.
05/15/2050	3.050%	1,750,000	1,661,092
Union Pacific Corp.
08/15/2039	3.550%	3,430,000	3,647,340
Total			17,891,425

CTIVP® – American Century Diversified Bond Fund | Quarterly Report 2021	9

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Refining 0.1%
HollyFrontier Corp.
10/01/2030	4.500%	3,140,000	3,235,891
Restaurants 0.2%
1011778 BC ULC/New Red Finance, Inc.(a)
01/15/2028	4.375%	4,440,000	4,462,351
Retail REIT 0.8%
Brixmor Operating Partnership LP
05/15/2029	4.125%	2,735,000	2,962,723
Federal Realty Investment Trust
08/01/2046	3.625%	3,435,000	3,255,869
Retail Properties of America, Inc.
03/15/2025	4.000%	3,362,000	3,512,561
Spirit Realty LP
03/15/2028	2.100%	1,195,000	1,162,386
07/15/2029	4.000%	2,715,000	2,940,075
02/15/2031	3.200%	4,175,000	4,190,727
STORE Capital Corp.
03/15/2028	4.500%	4,244,000	4,673,665
11/18/2030	2.750%	2,012,000	1,969,064
Total			24,667,070
Retailers 0.6%
Home Depot, Inc. (The)
06/15/2047	3.900%	240,000	269,931
03/15/2051	2.375%	4,950,000	4,252,701
Kohl’s Corp.
05/01/2031	3.375%	2,340,000	2,342,275
Lowe’s Companies, Inc.
04/15/2028	1.300%	3,183,000	3,027,697
04/01/2031	2.625%	2,870,000	2,884,742
Nordstrom, Inc.(a),(e)
08/01/2031	4.250%	1,380,000	1,379,682
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	3,215,000	3,288,094
Walmart, Inc.
06/29/2048	4.050%	120,000	141,048
Total			17,586,170
Supermarkets 0.3%
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
02/15/2030	4.875%	5,036,000	5,172,076
Kroger Co. (The)
10/15/2046	3.875%	2,200,000	2,313,520
Total			7,485,596
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Technology 2.2%
Apple, Inc.
02/08/2051	2.650%	4,910,000	4,493,052
Broadcom, Inc.
09/15/2026	3.459%	2,735,000	2,936,266
CommScope Technologies LLC(a)
03/15/2027	5.000%	7,755,000	7,681,724
Dell International LLC/EMC Corp.(a)
10/01/2026	4.900%	4,055,000	4,609,626
EMC Corp.
06/01/2023	3.375%	6,260,000	6,465,850
Equinix, Inc.
05/15/2027	5.375%	2,615,000	2,808,778
Fidelity National Information Services, Inc.
03/01/2031	2.250%	2,385,000	2,343,094
International Business Machines Corp.
05/15/2029	3.500%	4,115,000	4,473,185
Iron Mountain, Inc.(a)
09/15/2029	4.875%	5,965,000	6,040,875
Microchip Technology, Inc.(a)
09/01/2023	2.670%	5,790,000	6,036,870
09/01/2025	4.250%	7,020,000	7,335,900
Microsoft Corp.
06/01/2050	2.525%	1,595,000	1,458,008
NCR Corp.(a),(e)
04/15/2029	5.125%	3,570,000	3,603,760
Oracle Corp.
07/15/2046	4.000%	4,485,000	4,624,738
Seagate HDD Cayman
03/01/2024	4.875%	1,255,000	1,347,105
Total			66,258,831
Transportation Services 0.2%
Rumo Luxembourg Sarl(a)
01/10/2028	5.250%	2,400,000	2,522,993
XPO Logistics, Inc.(a)
05/01/2025	6.250%	3,358,000	3,613,368
Total			6,136,361
Treasury 0.1%
Jordan Government International Bond(a)
10/10/2047	7.375%	3,000,000	3,063,628
Wireless 0.8%
American Tower Corp.
10/15/2026	3.375%	3,805,000	4,109,780

10	CTIVP® – American Century Diversified Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sprint Corp.
02/15/2025	7.625%	6,350,000	7,574,660
T-Mobile USA, Inc.
02/01/2028	4.750%	2,850,000	3,039,352
02/15/2029	2.625%	3,500,000	3,397,195
04/15/2031	3.500%	2,560,000	2,573,909
Vodafone Group PLC
02/19/2043	4.375%	3,775,000	4,216,998
Total			24,911,894
Wirelines 1.0%
AT&T, Inc.(a)
09/15/2055	3.550%	4,444,000	4,067,262
12/01/2057	3.800%	6,548,000	6,238,913
Telefonica Emisiones SAU
03/06/2048	4.895%	5,210,000	5,926,766
Verizon Communications, Inc.
03/22/2028	2.100%	2,365,000	2,372,661
11/01/2034	4.400%	3,911,000	4,471,693
11/20/2040	2.650%	4,551,000	4,159,648
Verizon Communications, Inc.(a)
10/30/2056	2.987%	2,065,000	1,816,657
Total			29,053,600
Total Corporate Bonds & Notes (Cost $1,220,183,414)			1,223,531,587

Foreign Government Obligations(f) 2.7%

Bermuda 0.1%
Ooredoo International Finance Ltd.(a),(e)
04/08/2031	2.625%	1,900,000	1,879,518
Brazil 0.2%
Brazilian Government International Bond
04/07/2026	6.000%	5,600,000	6,437,154
Chile 0.1%
Chile Government International Bond
09/14/2021	3.250%	2,300,000	2,328,829
Colombia 0.2%
Colombia Government International Bond
09/18/2037	7.375%	3,000,000	3,965,645
Ecopetrol SA
05/28/2045	5.875%	1,750,000	1,855,119
Total			5,820,764
Dominican Republic 0.1%
Dominican Republic International Bond(a)
01/25/2027	5.950%	2,400,000	2,697,750
Foreign Government Obligations(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Egypt 0.2%
Egypt Government International Bond(a)
01/31/2027	7.500%	1,000,000	1,084,611
01/31/2047	8.500%	6,000,000	5,967,237
Total			7,051,848
Ghana 0.1%
Ghana Government International Bond(a)
02/11/2035	7.875%	2,000,000	1,864,242
Jordan 0.1%
Jordan Government International Bond(a)
10/10/2047	7.375%	2,500,000	2,553,024
Mexico 0.7%
Petroleos Mexicanos
01/24/2022	4.875%	6,259,000	6,374,909
01/30/2023	3.500%	3,000,000	3,035,170
03/13/2027	6.500%	9,400,000	9,830,188
Petroleos Mexicanos(a)
10/16/2025	6.875%	2,310,000	2,496,485
Total			21,736,752
Namibia 0.1%
Namibia International Bonds(a)
10/29/2025	5.250%	2,200,000	2,305,601
Norway 0.0%
Equinor ASA
11/18/2049	3.250%	1,590,000	1,559,004
Pakistan 0.1%
Pakistan Government International Bond(a)
12/05/2027	6.875%	2,994,000	3,128,426
Russian Federation 0.1%
Russian Foreign Bond - Eurobond(a)
06/23/2047	5.250%	3,200,000	3,806,659
Serbia 0.0%
Serbia International Bond(a)
09/28/2021	7.250%	200,000	206,248
Singapore 0.1%
BOC Aviation Ltd.(a)
01/21/2026	1.750%	2,400,000	2,355,544
South Africa 0.1%
Republic of South Africa Government International Bond
06/22/2030	5.875%	3,000,000	3,207,430

CTIVP® – American Century Diversified Bond Fund | Quarterly Report 2021	11

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2021 (Unaudited)
Foreign Government Obligations(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sri Lanka 0.1%
Sri Lanka Government International Bond(a)
03/28/2030	7.550%	3,000,000	1,840,114
Tunisia 0.1%
Banque Centrale de Tunisie International Bond(a)
01/30/2025	5.750%	3,600,000	3,136,839
Turkey 0.1%
Turkey Government International Bond
03/17/2036	6.875%	3,000,000	2,839,947
United States 0.1%
DAE Funding LLC(a)
03/20/2028	3.375%	3,679,000	3,652,918
Total Foreign Government Obligations (Cost $81,135,010)			80,408,611

Inflation-Indexed Bonds 9.5%

United States 9.5%
U.S. Treasury Inflation-Indexed Bond
04/15/2024	0.500%	20,224,815	21,931,803
10/15/2025	0.125%	6,552,910	7,142,065
07/15/2026	0.125%	12,004,080	13,126,091
01/15/2028	0.500%	36,055,980	40,176,679
07/15/2029	0.250%	31,599,267	34,804,334
01/15/2030	0.125%	36,601,560	39,639,304
07/15/2030	0.125%	79,579,500	86,451,075
01/15/2031	0.125%	35,170,100	37,910,514
Total			281,181,865
Total Inflation-Indexed Bonds (Cost $282,186,861)			281,181,865

Municipal Bonds 1.6%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 0.1%
California State University
Taxable Refunding Revenue Bonds
Series 2020B
11/01/2051	2.975%	2,250,000	2,205,450
Los Angeles Community College District
Unlimited General Obligation Bonds
Build America Bonds
Series 2010
08/01/2049	6.750%	800,000	1,312,024
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Rutgers, The State University of New Jersey
Revenue Bonds
Build America Bonds
Series 2010
05/01/2040	5.665%	525,000	701,484
Total			4,218,958
Hospital 0.2%
Escambia County Health Facilities Authority
Taxable Refunding Revenue Bonds
Health Care Facilities
Series 2020 (AGM)
08/15/2040	3.607%	2,170,000	2,133,956
Regents of the University of California Medical Center
Revenue Bonds
Taxable
Series 2020N
05/15/2060	3.256%	3,200,000	3,192,672
Total			5,326,628
Local General Obligation 0.1%
City of Chicago
Unlimited General Obligation Bonds
Taxable
Series 2017B
01/01/2029	7.045%	860,000	990,419
City of Houston
Limited General Obligation Bonds
Taxable
Series 2017
03/01/2047	3.961%	800,000	905,632
Total			1,896,051
Municipal Power 0.0%
Sacramento Municipal Utility District
Revenue Bonds
Build America Bonds
Series 2010
05/15/2036	6.156%	900,000	1,218,573
Other Bond Issue 0.1%
City of San Francisco Public Utilities Commission Water
Revenue Bonds
Build America Bonds
Series 2010
11/01/2040	6.000%	1,050,000	1,406,832
San Diego County Regional Airport Authority
Revenue Bonds
Taxable Senior Consolidated Rental Car Facility
Series 2014
07/01/2043	5.594%	935,000	964,359
Total			2,371,191

12	CTIVP® – American Century Diversified Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Ports 0.1%
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 168th
Series 2011
10/01/2051	4.926%	2,000,000	2,608,080
Sales Tax 0.1%
Santa Clara Valley Transportation Authority
Revenue Bonds
Build America Bonds
Series 2010
04/01/2032	5.876%	2,220,000	2,742,166
Special Non Property Tax 0.1%
Missouri Highway & Transportation Commission
Revenue Bonds
Build America Bonds
Series 2009
05/01/2033	5.445%	1,700,000	2,138,107
New York State Dormitory Authority
Unrefunded Revenue Bonds
Taxable
Series 2019F
02/15/2043	3.190%	1,265,000	1,291,578
Total			3,429,685
State Appropriated 0.1%
Kentucky Turnpike Authority
Revenue Bonds
Build America Bonds
Series 2010B
07/01/2030	5.722%	2,050,000	2,444,666
State General Obligation 0.3%
State of California
Unlimited General Obligation Bonds
Build America Bonds
Series 2009
10/01/2039	7.300%	3,445,000	5,252,178
Unlimited General Obligation Refunding Bonds
Taxable
Series 2018
04/01/2038	4.600%	2,335,000	2,696,762
Total			7,948,940
Transportation 0.1%
Metropolitan Transportation Authority
Revenue Bonds
Taxable Build America Bonds
Series 2010
11/15/2040	6.687%	1,650,000	2,249,692
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Turnpike / Bridge / Toll Road 0.3%
Bay Area Toll Authority
Revenue Bonds
Build America Bonds
Subordinated Series 2010S-1
04/01/2040	6.918%	1,265,000	1,821,600
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Taxable Toll Road
Series 2019A
01/15/2049	4.094%	2,285,000	2,377,200
Grand Parkway Transportation Corp.
Taxable Refunding Revenue Bonds
Subordinate Tier Toll
Series 2020
10/01/2052	3.236%	1,715,000	1,724,278
New Jersey Turnpike Authority
Revenue Bonds
Taxable Build America Bonds
Series 2009
01/01/2040	7.414%	1,275,000	2,003,203
Ohio Turnpike & Infrastructure Commission
Taxable Refunding Revenue Bonds
Junior Lien - Infrastructure Projects
Series 2020
02/15/2048	3.216%	2,640,000	2,644,805
Total			10,571,086
Water & Sewer 0.0%
Ohio Water Development Authority Water Pollution Control
Revenue Bonds
Taxable Loan Fund-Water Quality
Series 2010B-2
12/01/2034	4.879%	1,160,000	1,366,782
Total Municipal Bonds (Cost $43,158,606)			48,392,498

Residential Mortgage-Backed Securities - Agency 15.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
11/01/2022- 06/01/2033	5.000%	397,524	445,292
03/01/2034- 08/01/2038	5.500%	1,453,261	1,699,236
02/01/2038	6.000%	452,062	540,492
10/01/2048	4.000%	2,896,187	3,107,098

CTIVP® – American Century Diversified Bond Fund | Quarterly Report 2021	13

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(b)
1-year CMT + 2.250% Cap 10.876% 07/01/2036	2.634%	958,811	1,024,223
12-month USD LIBOR + 1.866% Cap 10.001% 07/01/2036	2.823%	1,037,759	1,097,077
1-year CMT + 2.135% Cap 10.685% 10/01/2036	2.346%	782,782	835,937
1-year CMT + 2.255% Cap 10.172% 04/01/2037	2.740%	850,293	904,759
12-month USD LIBOR + 1.772% Cap 10.939% 02/01/2038	2.909%	467,876	496,324
12-month USD LIBOR + 1.870% Cap 10.806% 06/01/2038	2.894%	224,076	236,644
12-month USD LIBOR + 1.880% Cap 8.627% 07/01/2040	2.630%	144,235	152,545
12-month USD LIBOR + 1.762% Cap 9.203% 09/01/2040	2.319%	184,099	192,046
12-month USD LIBOR + 1.880% Cap 7.621% 05/01/2041	3.660%	86,387	90,216
12-month USD LIBOR + 1.856% Cap 9.361% 07/01/2041	3.077%	557,025	589,325
12-month USD LIBOR + 1.650% Cap 7.036% 12/01/2042	2.043%	618,543	646,285
12-month USD LIBOR + 1.640% Cap 6.861% 02/01/2043	2.015%	107,307	110,005
12-month USD LIBOR + 1.650% Cap 6.774% 06/01/2043	2.835%	98,123	98,591
Federal National Mortgage Association
09/01/2022- 05/01/2039	6.500%	397,033	472,629
07/01/2031- 01/01/2042	5.000%	11,557,073	13,337,111
04/01/2033- 01/01/2039	5.500%	5,518,332	6,444,961
07/01/2033- 09/01/2049	4.500%	24,140,799	26,592,372
12/01/2033- 09/01/2037	6.000%	2,526,435	3,008,009
03/01/2034- 09/01/2049	3.500%	57,005,232	60,898,739
10/01/2040- 07/01/2049	4.000%	47,855,082	51,714,296
12/01/2049- 08/01/2050	3.000%	58,311,875	60,810,823
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(b)
6-month USD LIBOR + 1.565% Floor 1.565, Cap 11.199 06/01/2035	1.815%	2,872,776	2,988,125
1-year CMT + 2.160% Floor 2.160%, Cap 9.632% 03/01/2038	2.439%	992,727	1,053,968
12-month USD LIBOR + 1.851% Floor 1.851%, Cap 9.125% 03/01/2040	2.274%	193,421	204,257
12-month USD LIBOR + 1.790% Floor 1.790%, Cap 8.632% 08/01/2040	2.535%	286,921	301,238
12-month USD LIBOR + 1.772% Floor 1.772%, Cap 8.787% 10/01/2040	2.321%	271,159	285,396
12-month USD LIBOR + 1.750% Floor 1.750%, Cap 8.236% 08/01/2041	2.448%	475,202	500,531
12-month USD LIBOR + 1.610% Floor 1.610%, Cap 8.180% 03/01/2047	3.180%	2,225,326	2,320,291
12-month USD LIBOR + 1.610% Floor 1.610%, Cap 8.099% 04/01/2047	3.099%	2,036,846	2,124,902
CMO Series 2005-106 Class UF
1-month USD LIBOR + 0.300% Floor 0.300%, Cap 7.000% 11/25/2035	0.409%	614,697	616,890
Freddie Mac Structured Agency Credit Risk Debt Notes(b)
CMO Series 2015-HQ2 Class M3
1-month USD LIBOR + 3.250% 05/25/2025	3.359%	1,507,011	1,530,396
Government National Mortgage Association
07/20/2039- 10/20/2040	5.000%	4,952,772	5,667,452
02/15/2040- 06/15/2041	4.500%	10,977,883	12,524,418
07/15/2040- 11/20/2040	4.000%	4,881,627	5,393,463
04/20/2042- 03/20/2043	3.500%	12,375,171	13,430,624
07/20/2046- 02/20/2047	2.500%	14,371,017	14,939,459
Government National Mortgage Association TBA(e)
04/21/2051	2.500%	88,700,000	91,456,283
04/21/2051	3.000%	45,500,000	47,391,982
Uniform Mortgage-Backed Security TBA(e)
04/14/2051	3.000%	17,450,000	18,175,606
Total Residential Mortgage-Backed Securities - Agency (Cost $445,747,850)			456,450,316

14	CTIVP® – American Century Diversified Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency 13.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Angel Oak Mortgage Trust(a),(c)
CMO Series 2019-5 Class M1
10/25/2049	3.304%	5,000,000	5,033,357
Arroyo Mortgage Trust(a),(c)
CMO Series 2019-2 Class M1
04/25/2049	4.760%	7,000,000	7,297,052
Arroyo Mortgage Trust(a)
CMO Series 2020-1 Class M1
03/25/2055	4.277%	2,850,000	2,994,196
Bear Stearns Adjustable Rate Mortgage Trust(b)
CMO Series 2006-1 Class A1
1-year CMT + 2.250% Floor 2.250%, Cap 9.895% 02/25/2036	2.360%	1,234,700	1,278,474
Bellemeade Re Ltd.(a),(b)
CMO Series 2017-1 Class M2
1-month USD LIBOR + 3.350% 10/25/2027	3.459%	7,567,116	7,562,407
CMO Series 2018-1A Class M2
1-month USD LIBOR + 2.900% 04/25/2028	3.018%	19,215,000	19,360,442
CMO Series 2020-4A Class M2A
1-month USD LIBOR + 2.600% Floor 2.600% 06/25/2030	2.709%	8,450,000	8,465,038
Citigroup Mortgage Loan Trust(a),(c)
Subordinated CMO Series 2015-PS1 Class B3
09/25/2042	5.250%	6,678,099	7,097,895
COLT Mortgage Loan Trust(a),(c)
CMO Series 2020-1R Class M1
09/25/2065	2.803%	3,000,000	3,034,050
CMO Series 2020-2 Class M1
03/25/2065	5.250%	6,050,000	6,437,007
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2020-SBT1 Class 2M2
1-month USD LIBOR + 3.650% 02/25/2040	3.759%	4,700,000	4,719,986
Credit Suisse First Boston Mortgage-Backed Trust(c)
CMO Series 2004-AR6 Class 2A1
10/25/2034	2.720%	126,622	127,102
Credit Suisse Mortgage Trust(a),(c)
Subordinated CMO Series 2019-NQM1 Class B1
10/25/2059	3.890%	6,224,000	6,330,973
Deephaven Residential Mortgage Trust(a),(c)
CMO Series 2020-2 Class M1
05/25/2065	4.112%	5,687,000	5,928,755
Subordinated CMO Series 2020-1 Class B1
01/25/2060	3.664%	4,000,000	4,100,734
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Eagle Re Ltd.(a),(b)
CMO Series 2018-1 Class M2
1-month USD LIBOR + 3.000% Floor 3.000% 11/25/2028	3.118%	8,130,000	8,200,856
Subordinated CMO Series 2020-1 Class M1B
1-month USD LIBOR + 1.450% 01/25/2030	1.559%	11,000,000	10,836,461
Ellington Financial Mortgage Trust(a),(c)
CMO Series 2020-1 Class M1
06/25/2065	5.240%	3,700,000	3,996,031
Subordinated CMO Series 2020-1 Class B1
05/25/2065	5.265%	4,962,000	5,284,798
Fannie Mae Connecticut Avenue Securities(b)
1-month USD LIBOR + 6.950% 08/25/2028	7.059%	3,298,409	3,516,644
CMO Series 14-C02 Class 1M2
1-month USD LIBOR + 2.600% Floor 2.600% 05/25/2024	2.709%	11,977,663	11,776,245
CMO Series 2014-C02 Class 2M2
1-month USD LIBOR + 2.600% Floor 2.600% 05/25/2024	2.709%	2,643,375	2,660,219
CMO Series 2014-C03 Class 1M2
1-month USD LIBOR + 3.000% Floor 3.000% 07/25/2024	3.109%	10,596,187	10,446,398
CMO Series 2014-C03 Class 2M2
1-month USD LIBOR + 2.900% Floor 2.900% 07/25/2024	3.009%	2,844,526	2,869,714
CMO Series 2014-C04 Class 1M2
1-month USD LIBOR + 4.900% 11/25/2024	5.009%	2,160,206	2,224,988
CMO Series 2014-C04 Class 2M2
1-month USD LIBOR + 5.000% 11/25/2024	5.109%	3,687,303	3,720,144
CMO Series 2015-C01 Class 1M2
1-month USD LIBOR + 4.500% 02/25/2025	4.409%	288,222	292,476
CMO Series 2015-C02 Class 1M2
1-month USD LIBOR + 4.000% 05/25/2025	4.109%	1,487,255	1,505,005
CMO Series 2015-C03 Class 1M2
1-month USD LIBOR + 5.000% Floor 5.000% 07/25/2025	5.109%	2,863,403	2,935,608

CTIVP® – American Century Diversified Bond Fund | Quarterly Report 2021	15

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2015-C04 Class 1M2
1-month USD LIBOR + 5.700% 04/25/2028	5.809%	5,034,724	5,340,481
CMO Series 2015-C04 Class 2M2
1-month USD LIBOR + 5.550% 04/25/2028	5.659%	4,317,757	4,554,571
CMO Series 2016-C01 Class 1M2
1-month USD LIBOR + 6.750% 08/25/2028	6.859%	2,870,361	3,035,779
CMO Series 2016-C03 Class 2M2
1-month USD LIBOR + 5.900% 10/25/2028	6.009%	1,815,526	1,920,031
CMO Series 2016-C06 Class 1M2
1-month USD LIBOR + 4.250% 04/25/2029	4.359%	7,563,961	7,874,378
CMO Series 2017-C03 Class 1M2
1-month USD LIBOR + 3.000% 10/25/2029	3.109%	2,481,023	2,536,279
CMO Series 2017-C06 Class 2M2
1-month USD LIBOR + 2.800% Floor 2.800% 02/25/2030	2.909%	7,694,827	7,737,335
CMO Series 2017-C07 Class 1M2
1-month USD LIBOR + 2.400% Floor 2.400% 05/25/2030	2.509%	1,745,004	1,749,433
Federal Home Loan Mortgage Corp. STACR REMIC Trust(a),(b)
CMO Series 2020-HQA4 Class M2
1-month USD LIBOR + 3.150% 09/25/2050	3.268%	3,000,000	3,021,927
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes(b)
CMO Series 2014-DN3 Class M3
1-month USD LIBOR + 4.000% 08/25/2024	4.109%	3,758,763	3,815,277
CMO Series 2017-HQA2 Class M2
1-month USD LIBOR + 2.650% 12/25/2029	2.759%	7,600,000	7,635,589
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Trust(a),(b)
CMO Series 2020-HQA2 Class M2
1-month USD LIBOR + 3.100% 03/25/2050	3.209%	4,015,587	4,054,490
Flagstar Mortgage Trust(a)
CMO Series 2017-1 Class 1A5
03/25/2047	3.500%	86,641	86,917
Freddie Mac STACR Remic Trust(a),(b)
CMO Series 2020-DNA2 Class B1
1-month USD LIBOR + 2.500% Floor 2.500% 02/25/2050	2.609%	3,750,000	3,656,797
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2020-HQA3 Class M2
1-month USD LIBOR + 3.600% 07/25/2050	3.709%	4,883,091	4,922,318
Subordinated CMO Series 2020-DNA4 Class B1
1-month USD LIBOR + 6.000% 08/25/2050	6.109%	1,500,000	1,575,371
Freddie Mac STACR Trust(a),(b)
CMO Series 2019-DNA2 Class B1
1-month USD LIBOR + 4.350% 03/25/2049	4.459%	2,300,000	2,322,939
Subordinated CMO Series 2019-DNA3 Class B1
1-month USD LIBOR + 3.250% 07/25/2049	3.359%	6,000,000	5,981,265
Subordinated CMO Series 2019-FTR2 Class M2
1-month USD LIBOR + 2.150% 11/25/2048	2.259%	3,250,000	3,221,270
Freddie Mac Structured Agency Credit Risk Debt Notes(b)
CMO Series 2013-DN2 Class M2
1-month USD LIBOR + 4.250% 11/25/2023	4.359%	13,525,058	13,491,182
CMO Series 2014-DN2 Class M3
1-month USD LIBOR + 3.600% 04/25/2024	3.709%	5,383,070	5,356,890
CMO Series 2016-DNA3 Class M3
1-month USD LIBOR + 5.000% 12/25/2028	5.109%	6,956,851	7,317,983
CMO Series 2016-DNA4 Class M3
1-month USD LIBOR + 3.800% Floor 3.800% 03/25/2029	3.909%	9,413,240	9,780,923
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2020-DNA3 Class M2
1-month USD LIBOR + 3.000% 06/25/2050	3.109%	2,306,726	2,314,477
Subordinated CMO Series 2020-DNA3 Class B1
1-month USD LIBOR + 5.100% 06/25/2050	5.209%	5,696,000	5,862,939
Home Re Ltd.(a),(b)
CMO Series 2018-1 Class M2
1-month USD LIBOR + 3.000% 10/25/2028	3.118%	7,150,000	7,212,035
Imperial Fund Mortgage Trust(a),(c)
CMO Series 2020-NQM1 Class A3
10/25/2055	2.051%	6,392,034	6,410,665
CMO Series 2020-NQM1 Class M1
10/25/2055	3.531%	2,603,500	2,640,402
JPMorgan Mortgage Trust(c)
CMO Series 2005-S2 Class 3A1
02/25/2032	7.165%	209,877	212,887

16	CTIVP® – American Century Diversified Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2006-A4 Class 3A1
06/25/2036	3.770%	1,244,509	1,002,144
JPMorgan Mortgage Trust
CMO Series 2006-S1 Class 1A2
04/25/2036	6.500%	2,842,887	2,922,911
JPMorgan Mortgage Trust(a),(c)
Subordinated CMO Series 2019-LTV3 Class B4
03/25/2050	4.544%	6,689,893	6,813,419
JPMorgan Wealth Management(a),(b)
CMO Series 2021-CL1 Class M4
30-day Average SOFR + 2.750% 03/25/2051	2.767%	1,509,063	1,509,061
MASTR Adjustable Rate Mortgages Trust(c)
CMO Series 2004-13 Class 3A7
11/21/2034	3.178%	529,736	534,944
Merrill Lynch Mortgage Investors Trust(c)
CMO Series 2005-A2 Class A2
02/25/2035	2.787%	1,005,201	1,009,050
Oaktown Re V Ltd.(a),(b)
CMO Series 2020-2A Class M1B
1-month USD LIBOR + 3.600% Floor 3.600% 10/25/2030	3.709%	4,650,000	4,667,913
Radnor Re Ltd.(a),(b)
CMO Series 2018-1 Class M2
1-month USD LIBOR + 2.700% 03/25/2028	2.809%	7,500,000	7,558,362
CMO Series 2020-2 Class M1B
1-month USD LIBOR + 4.000% Floor 4.000% 10/25/2030	4.146%	4,400,000	4,442,717
CMO Series 2020-2 Class M1C
1-month USD LIBOR + 4.600% Floor 4.600% 10/25/2030	4.746%	3,000,000	3,056,810
Residential Mortgage Loan Trust(a),(c)
Subordinated CMO Series 2019-3 Class B1
09/25/2059	3.810%	4,750,000	4,766,671
Sequoia Mortgage Trust(a),(c)
CMO Series 2018-CH2 Class A12
06/25/2048	4.000%	202,500	202,698
STACR Trust(a),(b)
CMO Series 2018-HRP1 Class M2
1-month USD LIBOR + 1.650% 04/25/2043	1.759%	2,106,267	2,092,164
CMO Series 2018-HRP2 Class B1
1-month USD LIBOR + 4.200% 02/25/2047	4.309%	6,120,000	6,224,773
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-HRP2 Class M3
1-month USD LIBOR + 2.400% 02/25/2047	2.509%	5,500,000	5,541,422
Starwood Mortgage Residential Trust(a)
CMO Series 2020-2 Class B2E
04/25/2060	3.000%	5,000,000	5,172,426
Starwood Mortgage Residential Trust(a),(c)
CMO Series 2020-3 Class B1
04/25/2065	4.750%	4,000,000	4,161,354
Structured Adjustable Rate Mortgage Loan Trust(c)
CMO Series 2004-8 Class 2A1
07/25/2034	2.451%	1,123,874	1,156,062
Towd Point Mortgage Trust(a),(c)
CMO Series 2018-4 Class A1
06/25/2058	3.000%	6,405,904	6,685,405
Verus Securitization Trust(a),(c)
CMO Series 2019-4 Class M1
11/25/2059	3.207%	6,020,000	6,111,760
Subordinated CMO Series 2019-3 Class B1
07/25/2059	4.043%	9,400,000	9,555,062
Subordinated CMO Series 2019-4 Class B1
11/25/2059	3.860%	5,211,000	5,291,489
Subordinated CMO Series 2020-4 Class B1
05/25/2065	5.046%	5,000,000	5,262,280
Vista Point Securitization Trust(a),(c)
CMO Series 2020-1 Class M1
03/25/2065	4.151%	7,800,000	8,141,449
WaMu Mortgage Pass-Through Certificates Trust
CMO Series 2003-S11 Class 3A5
11/25/2033	5.950%	119,298	123,160
Wells Fargo Mortgage-Backed Securities Trust
CMO Series 2006-7 Class 3A1
06/25/2036	6.000%	459,219	451,665
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $392,603,081)			400,133,056

U.S. Treasury Obligations 9.9%

U.S. Treasury
12/15/2022	1.625%	5,000,000	5,125,977
02/28/2023	0.125%	40,000,000	39,975,000
03/15/2024	0.250%	50,000,000	49,867,187
11/15/2029	1.750%	1,000,000	1,012,188
05/15/2038	4.500%	9,000,000	12,074,062
02/15/2039	3.500%	11,100,000	13,300,922
05/15/2040	1.125%	3,000,000	2,450,625
08/15/2040	1.125%	11,000,000	8,951,250
11/15/2040	1.375%	7,700,000	6,555,828
02/15/2041	1.875%	15,000,000	13,971,094
11/15/2041	3.125%	6,400,000	7,294,000
05/15/2042	3.000%	16,000,000	17,875,000
02/15/2044	3.625%	2,400,000	2,952,750

CTIVP® – American Century Diversified Bond Fund | Quarterly Report 2021	17

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2021 (Unaudited)
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
11/15/2044	3.000%	15,000,000	16,734,375
02/15/2045	2.500%	12,500,000	12,773,437
02/15/2046	2.500%	4,000,000	4,080,000
08/15/2046	2.250%	2,000,000	1,943,438
08/15/2047	2.750%	1,500,000	1,605,234
08/15/2049	2.250%	19,300,000	18,687,828
11/15/2049	2.375%	16,000,000	15,917,500
02/15/2050	2.000%	7,500,000	6,868,359
02/15/2051	1.875%	10,500,000	9,320,391
U.S. Treasury(g)
11/15/2028	3.125%	1,000,000	1,118,281
11/15/2048	3.375%	19,000,000	22,847,500
Total U.S. Treasury Obligations (Cost $297,164,565)			293,302,226
Money Market Funds 3.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.067%(h),(i)	111,448,702	111,437,558
Total Money Market Funds (Cost $111,437,558)		111,437,558
Total Investments in Securities (Cost: $3,136,016,906)		3,158,203,476
Other Assets & Liabilities, Net		(200,802,961)
Net Assets		2,957,400,515

At March 31, 2021, securities and/or cash totaling $8,406,064 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
8,340,023 AUD	6,493,167 USD	Goldman Sachs	06/16/2021	156,484	—
32,598,206 BRL	5,836,220 USD	Goldman Sachs	06/16/2021	74,407	—
5,342,509 CHF	5,797,119 USD	Goldman Sachs	06/16/2021	133,205	—
2,100,495,288 CLP	2,931,933 USD	Goldman Sachs	06/16/2021	15,019	—
3,343,260,267 KRW	2,953,932 USD	Goldman Sachs	06/16/2021	—	(10,798)
84,019,915 MXN	4,014,924 USD	Goldman Sachs	06/16/2021	—	(62,804)
8,840,839 NZD	6,335,655 USD	Goldman Sachs	06/16/2021	162,308	—
31,686,467 PEN	8,440,721 USD	Goldman Sachs	06/16/2021	—	(20,827)
415,968,123 PHP	8,503,897 USD	Goldman Sachs	06/16/2021	—	(8,256)
211,050,596 THB	6,879,542 USD	Goldman Sachs	06/16/2021	127,760	—
8,065,450 USD	46,191,123 BRL	Goldman Sachs	06/16/2021	98,944	—
5,808,144 USD	32,598,206 BRL	Goldman Sachs	06/16/2021	—	(46,331)
3,470,606 USD	4,354,778 CAD	Goldman Sachs	06/16/2021	—	(5,032)
5,826,926 USD	20,661,057,461 COP	Goldman Sachs	06/16/2021	—	(195,817)
2,835,849 USD	41,114,132,722 IDR	Goldman Sachs	06/16/2021	—	(42,226)
5,780,997 USD	626,365,239 JPY	Goldman Sachs	06/16/2021	—	(120,164)
2,961,914 USD	3,343,260,267 KRW	Goldman Sachs	06/16/2021	2,816	—
7,944,335 USD	165,796,693 MXN	Goldman Sachs	06/16/2021	102,255	—
6,379,284 USD	8,840,839 NZD	Goldman Sachs	06/16/2021	—	(205,937)
17,176,014 USD	63,398,384 PEN	Goldman Sachs	06/16/2021	—	(246,121)
2,404,329 EUR	2,887,214 USD	JPMorgan	06/16/2021	63,271	—
69,284,114 CZK	3,170,607 USD	UBS	06/16/2021	57,270	—
886,517,899 HUF	2,904,711 USD	UBS	06/16/2021	37,164	—
9,438,518 ILS	2,857,127 USD	UBS	06/16/2021	31,003	—
26,657,373 SEK	3,136,383 USD	UBS	06/16/2021	81,980	—
43,453,397 TRY	5,082,269 USD	UBS	06/16/2021	73,356	—
3,155,652 USD	26,657,373 SEK	UBS	06/16/2021	—	(101,250)
5,690,224 USD	43,453,397 TRY	UBS	06/16/2021	—	(681,311)
Total				1,217,242	(1,746,874)

18	CTIVP® – American Century Diversified Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2021 (Unaudited)
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	167	06/2021	USD	25,817,156	—	(18,284)
U.S. Treasury 2-Year Note	2,333	06/2021	USD	514,955,069	—	(243,662)
U.S. Treasury 5-Year Note	196	06/2021	USD	24,186,094	—	(38,086)
U.S. Ultra Treasury Bond	181	06/2021	USD	32,800,594	—	(24,957)
Total					—	(324,989)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(890)	06/2021	USD	(116,534,375)	77,535	—
U.S. Ultra Bond 10-Year Note	(2,358)	06/2021	USD	(338,815,125)	6,673,473	—
Total					6,751,008	—
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2021, the total value of these securities amounted to $1,023,578,215, which represents 34.61% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of March 31, 2021.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2021.
(d)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2021.
(e)	Represents a security purchased on a when-issued basis.
(f)	Principal and interest may not be guaranteed by a governmental entity.
(g)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(h)	The rate shown is the seven-day current annualized yield at March 31, 2021.
(i)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.067%
	64,595,133	448,252,295	(401,409,870)	—	111,437,558	—	24,463	111,448,702
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canada Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CTIVP® – American Century Diversified Bond Fund | Quarterly Report 2021	19

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2021 (Unaudited)
Currency Legend  (continued)
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NZD	New Zealand Dollar
PEN	Peruvian New Sol
PHP	Philippine Peso
SEK	Swedish Krona
THB	Thailand Baht
TRY	Turkish Lira
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
20	CTIVP® – American Century Diversified Bond Fund | Quarterly Report 2021

Portfolio of Investments
CTIVP® – CenterSquare Real Estate Fund, March 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.7%
Issuer	Shares	Value ($)
Real Estate 99.7%
Diversified REITs 5.8%
American Assets Trust, Inc.	80,702	2,617,973
Broadstone Net Lease, Inc.	126,350	2,312,205
Empire State Realty Trust, Inc., Class A	67,411	750,284
STORE Capital Corp.	91,666	3,070,811
VEREIT, Inc.	164,169	6,340,207
Total Diversified REITs		15,091,480
Health Care REITs 10.6%
Diversified Healthcare Trust	159,230	761,119
Healthpeak Properties, Inc.	77,720	2,466,833
Medical Properties Trust, Inc.	226,490	4,819,707
Sabra Health Care REIT, Inc.	179,910	3,123,238
Ventas, Inc.	65,400	3,488,436
Welltower, Inc.	180,691	12,942,896
Total Health Care REITs		27,602,229
Hotel & Resort REITs 4.1%
Apple Hospitality REIT, Inc.	86,961	1,267,022
Host Hotels & Resorts, Inc.(a)	357,815	6,029,183
Park Hotels & Resorts, Inc.(a)	12,168	262,585
Ryman Hospitality Properties, Inc.(a)	34,873	2,703,006
Xenia Hotels & Resorts, Inc.(a)	21,967	428,357
Total Hotel & Resort REITs		10,690,153
Industrial REITs 14.0%
Americold Realty Trust	125,860	4,841,834
Duke Realty Corp.	142,290	5,966,220
First Industrial Realty Trust, Inc.	108,730	4,978,747
Prologis, Inc.	169,390	17,955,340
Rexford Industrial Realty, Inc.	48,220	2,430,288
Total Industrial REITs		36,172,429
Office REITs 7.4%
Columbia Property Trust, Inc.	131,384	2,246,666
Cousins Properties, Inc.	160,880	5,687,108
Douglas Emmett, Inc.	91,240	2,864,936
JBG SMITH Properties	140,338	4,461,345
Kilroy Realty Corp.	51,840	3,402,259
Common Stocks (continued)
Issuer	Shares	Value ($)
SL Green Realty Corp.	6,143	429,949
Total Office REITs		19,092,263
Residential REITs 22.9%
American Campus Communities, Inc.	157,850	6,814,385
AvalonBay Communities, Inc.	46,044	8,495,578
Equity Residential	106,770	7,647,935
Essex Property Trust, Inc.	24,980	6,790,563
Invitation Homes, Inc.	420,210	13,442,518
Mid-America Apartment Communities, Inc.	18,140	2,618,690
Sun Communities, Inc.	42,930	6,441,217
UDR, Inc.	158,253	6,940,977
Total Residential REITs		59,191,863
Retail REITs 10.6%
Acadia Realty Trust	145,280	2,755,962
Agree Realty Corp.	66,639	4,485,471
Brixmor Property Group, Inc.	228,240	4,617,295
Federal Realty Investment Trust	31,387	3,184,211
Realty Income Corp.	28,870	1,833,245
Regency Centers Corp.	74,580	4,229,432
Retail Properties of America, Inc., Class A	267,370	2,802,038
Simon Property Group, Inc.	20,990	2,388,032
Weingarten Realty Investors	39,680	1,067,789
Total Retail REITs		27,363,475
Specialized REITs 24.3%
American Tower Corp.	20,110	4,807,497
CyrusOne, Inc.	37,290	2,525,279
Digital Realty Trust, Inc.	44,223	6,228,367
Equinix, Inc.	26,280	17,859,625
Extra Space Storage, Inc.	39,990	5,300,675
Gaming and Leisure Properties, Inc.	39,077	1,658,037
Life Storage, Inc.	76,250	6,553,688
Outfront Media, Inc.(a)	91,830	2,004,649
Public Storage	20,151	4,972,461
SBA Communications Corp.	31,010	8,606,825
CTIVP® – CenterSquare Real Estate Fund | Quarterly Report 2021	21

Portfolio of Investments   (continued)
CTIVP® – CenterSquare Real Estate Fund, March 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
VICI Properties, Inc.	85,014	2,400,795
Total Specialized REITs		62,917,898
Total Real Estate		258,121,790
Total Common Stocks (Cost: $221,525,052)		258,121,790

Money Market Funds 0.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.067%(b),(c)	270,813	270,786
Total Money Market Funds (Cost: $270,786)		270,786
Total Investments in Securities (Cost $221,795,838)		258,392,576
Other Assets & Liabilities, Net		482,610
Net Assets		$258,875,186
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2021.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.067%
	790,933	6,598,843	(7,118,990)	—	270,786	—	165	270,813
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
22	CTIVP® – CenterSquare Real Estate Fund | Quarterly Report 2021

Portfolio of Investments
CTIVP® – Los Angeles Capital Large Cap Growth Fund, March 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.7%
Issuer	Shares	Value ($)
Communication Services 15.1%
Entertainment 1.7%
Activision Blizzard, Inc.	54,604	5,078,172
Netflix, Inc.(a)	8,811	4,596,346
Roku, Inc.(a)	1,620	527,748
Take-Two Interactive Software, Inc.(a)	8,791	1,553,370
Total		11,755,636
Interactive Media & Services 12.9%
Alphabet, Inc., Class A(a)	11,522	23,764,356
Alphabet, Inc., Class C(a)	11,561	23,915,431
Facebook, Inc., Class A(a)	126,300	37,199,139
Match Group, Inc.(a)	5,539	760,948
Pinterest, Inc., Class A(a)	9,070	671,452
Zillow Group, Inc., Class A(a)	2,401	315,443
Zillow Group, Inc., Class C(a)	10,844	1,405,816
Total		88,032,585
Media 0.5%
Cable One, Inc.	205	374,814
Nexstar Media Group, Inc., Class A	19,938	2,799,893
Total		3,174,707
Total Communication Services		102,962,928
Consumer Discretionary 18.4%
Auto Components 0.2%
BorgWarner, Inc.	36,235	1,679,855
Automobiles 2.8%
Tesla Motors, Inc.(a)	28,604	19,105,470
Distributors 1.2%
Pool Corp.	23,214	8,014,401
Household Durables 0.1%
Tempur Sealy International, Inc.	16,107	588,872
Internet & Direct Marketing Retail 8.0%
Amazon.com, Inc.(a)	16,047	49,650,702
Booking Holdings, Inc.(a)	389	906,308
eBay, Inc.	57,697	3,533,364
Etsy, Inc.(a)	4,661	939,984
Total		55,030,358
Common Stocks (continued)
Issuer	Shares	Value ($)
Leisure Products 0.1%
Peloton Interactive, Inc., Class A(a)	3,141	353,174
Multiline Retail 1.9%
Dollar General Corp.	28,115	5,696,661
Dollar Tree, Inc.(a)	61,354	7,022,579
Target Corp.	2,961	586,485
Total		13,305,725
Specialty Retail 3.9%
Carvana Co.(a)	1,311	344,006
Home Depot, Inc. (The)	28,542	8,712,446
Leslie’s, Inc.(a)	29,627	725,565
Lowe’s Companies, Inc.	41,102	7,816,778
O’Reilly Automotive, Inc.(a)	6,851	3,475,170
Ross Stores, Inc.	12,958	1,553,794
TJX Companies, Inc. (The)	25,879	1,711,896
Tractor Supply Co.	13,026	2,306,644
Total		26,646,299
Textiles, Apparel & Luxury Goods 0.2%
NIKE, Inc., Class B	10,713	1,423,650
Total Consumer Discretionary		126,147,804
Consumer Staples 3.0%
Beverages 0.7%
Coca-Cola Co. (The)	25,157	1,326,026
Monster Beverage Corp.(a)	33,303	3,033,570
Total		4,359,596
Food & Staples Retailing 1.3%
Costco Wholesale Corp.	12,735	4,488,833
Sprouts Farmers Market, Inc.(a)	115,485	3,074,210
Sysco Corp.	19,950	1,570,863
Total		9,133,906
Household Products 0.5%
Procter & Gamble Co. (The)	25,653	3,474,186
Personal Products 0.2%
Herbalife Nutrition Ltd.(a)	23,248	1,031,281
CTIVP® – Los Angeles Capital Large Cap Growth Fund | Quarterly Report 2021	23

Portfolio of Investments   (continued)
CTIVP® – Los Angeles Capital Large Cap Growth Fund, March 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 0.3%
Altria Group, Inc.	44,282	2,265,467
Total Consumer Staples		20,264,436
Energy 0.2%
Oil, Gas & Consumable Fuels 0.2%
Cheniere Energy, Inc.(a)	12,735	917,047
Equitrans Midstream Corp.	39,185	319,750
Total		1,236,797
Total Energy		1,236,797
Financials 2.2%
Capital Markets 1.3%
Artisan Partners Asset Management, Inc., Class A	20,381	1,063,277
Cboe Global Markets, Inc.	14,793	1,459,921
S&P Global, Inc.	12,630	4,456,748
Virtu Financial, Inc. Class A	70,857	2,200,110
Total		9,180,056
Consumer Finance 0.3%
SLM Corp.	121,229	2,178,485
Insurance 0.6%
Aon PLC, Class A	2,481	570,903
Lincoln National Corp.	31,735	1,976,138
Marsh & McLennan Companies, Inc.	10,531	1,282,676
Total		3,829,717
Total Financials		15,188,258
Health Care 10.8%
Biotechnology 1.7%
AbbVie, Inc.	42,511	4,600,540
Amgen, Inc.	7,608	1,892,947
Moderna, Inc.(a)	12,914	1,691,088
Neurocrine Biosciences, Inc.(a)	6,773	658,674
Regeneron Pharmaceuticals, Inc.(a)	1,233	583,382
Vertex Pharmaceuticals, Inc.(a)	8,280	1,779,289
Total		11,205,920
Health Care Equipment & Supplies 2.9%
Abbott Laboratories	33,484	4,012,723
ABIOMED, Inc.(a)	1,439	458,652
Align Technology, Inc.(a)	4,200	2,274,426
DexCom, Inc.(a)	7,914	2,844,212
Common Stocks (continued)
Issuer	Shares	Value ($)
Hologic, Inc.(a)	43,254	3,217,233
IDEXX Laboratories, Inc.(a)	5,225	2,556,645
Quidel Corp.(a)	11,427	1,461,856
ResMed, Inc.	16,325	3,167,376
Total		19,993,123
Health Care Providers & Services 3.8%
Anthem, Inc.	6,304	2,262,821
Cardinal Health, Inc.	16,166	982,085
Centene Corp.(a)	16,707	1,067,744
Chemed Corp.	5,064	2,328,529
Cigna Corp.	2,033	491,458
HCA Healthcare, Inc.	13,530	2,548,240
Humana, Inc.	8,349	3,500,318
McKesson Corp.	28,581	5,574,438
Molina Healthcare, Inc.(a)	8,208	1,918,702
UnitedHealth Group, Inc.	14,875	5,534,541
Total		26,208,876
Life Sciences Tools & Services 1.2%
Illumina, Inc.(a)	2,486	954,773
Thermo Fisher Scientific, Inc.	9,260	4,226,079
Waters Corp.(a)	11,180	3,177,021
Total		8,357,873
Pharmaceuticals 1.2%
Eli Lilly and Co.	6,584	1,230,023
Johnson & Johnson	11,219	1,843,843
Merck & Co., Inc.	33,544	2,585,907
Royalty Pharma PLC, Class A	61,673	2,690,176
Total		8,349,949
Total Health Care		74,115,741
Industrials 3.0%
Aerospace & Defense 0.5%
Lockheed Martin Corp.	8,686	3,209,477
Air Freight & Logistics 0.6%
Expeditors International of Washington, Inc.	16,955	1,825,884
United Parcel Service, Inc., Class B	7,915	1,345,471
XPO Logistics, Inc.(a)	5,741	707,865
Total		3,879,220

24	CTIVP® – Los Angeles Capital Large Cap Growth Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
CTIVP® – Los Angeles Capital Large Cap Growth Fund, March 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Commercial Services & Supplies 0.0%
Cintas Corp.	618	210,929
Machinery 0.4%
Illinois Tool Works, Inc.	11,565	2,561,879
Professional Services 0.7%
Booz Allen Hamilton Holdings Corp.	63,960	5,150,699
Road & Rail 0.8%
Landstar System, Inc.	2,827	466,625
Old Dominion Freight Line, Inc.	20,159	4,846,425
Uber Technologies, Inc.(a)	9,282	505,962
Total		5,819,012
Total Industrials		20,831,216
Information Technology 45.5%
Communications Equipment 0.3%
Cisco Systems, Inc.	43,005	2,223,789
Electronic Equipment, Instruments & Components 0.9%
CDW Corp.	13,909	2,305,417
Jabil, Inc.	70,619	3,683,487
Total		5,988,904
IT Services 8.5%
Accenture PLC, Class A	27,274	7,534,443
Cognizant Technology Solutions Corp., Class A	10,599	827,994
Gartner, Inc.(a)	10,835	1,977,929
Genpact Ltd.	75,572	3,235,993
GoDaddy, Inc., Class A(a)	59,466	4,615,751
MasterCard, Inc., Class A	40,855	14,546,423
PayPal Holdings, Inc.(a)	29,581	7,183,450
Square, Inc., Class A(a)	12,508	2,839,941
Twilio, Inc., Class A(a)	885	301,573
Visa, Inc., Class A	59,822	12,666,112
Western Union Co. (The)	90,184	2,223,937
Total		57,953,546
Semiconductors & Semiconductor Equipment 7.5%
Advanced Micro Devices, Inc.(a)	72,306	5,676,021
Applied Materials, Inc.	56,373	7,531,433
Enphase Energy, Inc.(a)	3,211	520,696
Lam Research Corp.	8,058	4,796,444
Common Stocks (continued)
Issuer	Shares	Value ($)
Monolithic Power Systems, Inc.	6,647	2,347,787
NVIDIA Corp.	27,642	14,758,893
QUALCOMM, Inc.	72,304	9,586,787
Teradyne, Inc.	14,302	1,740,267
Texas Instruments, Inc.	15,216	2,875,672
Universal Display Corp.	6,295	1,490,467
Total		51,324,467
Software 16.5%
Adobe, Inc.(a)	13,646	6,486,899
Aspen Technology, Inc.(a)	6,794	980,578
Atlassian Corp. PLC, Class A(a)	2,768	583,384
Autodesk, Inc.(a)	4,668	1,293,736
Bill.com Holdings, Inc.(a)	2,316	336,978
Coupa Software, Inc.(a)	3,564	906,967
Crowdstrike Holdings, Inc., Class A(a)	4,332	790,633
Dropbox, Inc., Class A(a)	67,636	1,803,176
Dynatrace, Inc.(a)	60,920	2,938,781
Fair Isaac Corp.(a)	5,534	2,689,801
Fortinet, Inc.(a)	36,854	6,796,615
HubSpot, Inc.(a)	2,186	992,903
Intuit, Inc.	3,611	1,383,230
Microsoft Corp.	307,845	72,580,616
Oracle Corp.	29,451	2,066,577
Salesforce.com, Inc.(a)	8,388	1,777,165
ServiceNow, Inc.(a)	8,259	4,130,408
Teradata Corp.(a)	19,036	733,647
Workday, Inc., Class A(a)	3,840	953,971
Zoom Video Communications, Inc., Class A(a)	8,512	2,734,820
Total		112,960,885
Technology Hardware, Storage & Peripherals 11.8%
Apple, Inc.	642,819	78,520,341
Dell Technologies, Inc.(a)	7,124	627,980
NetApp, Inc.	26,307	1,911,730
Total		81,060,051
Total Information Technology		311,511,642

CTIVP® – Los Angeles Capital Large Cap Growth Fund | Quarterly Report 2021	25

Portfolio of Investments   (continued)
CTIVP® – Los Angeles Capital Large Cap Growth Fund, March 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 1.5%
Chemicals 0.4%
NewMarket Corp.	4,357	1,656,357
Sherwin-Williams Co. (The)	1,582	1,167,532
Total		2,823,889
Construction Materials 0.4%
Eagle Materials, Inc.	19,772	2,657,555
Containers & Packaging 0.7%
Amcor PLC	202,262	2,362,420
Avery Dennison Corp.	2,063	378,870
Crown Holdings, Inc.	17,355	1,684,129
Total		4,425,419
Total Materials		9,906,863
Total Common Stocks (Cost $501,541,007)		682,165,685

Money Market Funds 0.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.067%(b),(c)	4,404,106	4,403,665
Total Money Market Funds (Cost $4,403,665)		4,403,665
Total Investments in Securities (Cost: $505,944,672)		686,569,350
Other Assets & Liabilities, Net		(2,619,935)
Net Assets		683,949,415

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2021.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.067%
	22,205,577	29,075,291	(46,877,203)	—	4,403,665	—	2,966	4,404,106
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fund Liquidation
The Fund’s Board of Trustees approved the liquidation and termination of the Fund. Completion of a transaction involving the liquidation of the Fund and the substitution of shares of another fund for shares of the Fund held by RiverSource Life Insurance Company and RiverSource Life Insurance Co. of New York (the RiverSource Life Insurance Companies) or by other insurance companies on behalf of variable annuity and variable life insurance contract owners (that is, the reinvestment of liquidation proceeds into another fund) is subject to a number of conditions. On April 23, 2021, the Fund liquidated and the Fund’s shareholders received a liquidating distribution in an amount equal to the net asset value of their Fund shares.
26	CTIVP® – Los Angeles Capital Large Cap Growth Fund | Quarterly Report 2021

Portfolio of Investments
CTIVP® – MFS® Value Fund, March 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.1%
Issuer	Shares	Value ($)
Communication Services 3.4%
Diversified Telecommunication Services 0.3%
Verizon Communications, Inc.	99,615	5,792,612
Media 3.1%
Comcast Corp., Class A	1,108,682	59,990,783
Total Communication Services		65,783,395
Consumer Discretionary 1.9%
Hotels, Restaurants & Leisure 0.4%
Marriott International, Inc., Class A(a)	50,266	7,444,897
Specialty Retail 1.5%
Lowe’s Companies, Inc.	153,834	29,256,150
Total Consumer Discretionary		36,701,047
Consumer Staples 6.9%
Beverages 2.1%
Diageo PLC	679,913	27,931,842
PepsiCo, Inc.	85,876	12,147,160
Total		40,079,002
Food Products 2.3%
Archer-Daniels-Midland Co.	180,356	10,280,292
JM Smucker Co. (The)	40,830	5,166,220
Nestlé SA, Registered Shares	260,382	29,026,446
Total		44,472,958
Household Products 2.0%
Colgate-Palmolive Co.	151,903	11,974,514
Kimberly-Clark Corp.	108,308	15,060,227
Reckitt Benckiser Group PLC	128,270	11,481,487
Total		38,516,228
Tobacco 0.5%
Philip Morris International, Inc.	102,676	9,111,468
Total Consumer Staples		132,179,656
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 2.5%
Oil, Gas & Consumable Fuels 2.5%
Chevron Corp.	107,523	11,267,335
ConocoPhillips Co.	292,765	15,507,762
EOG Resources, Inc.	144,373	10,471,374
Pioneer Natural Resources Co.	60,948	9,679,761
Total		46,926,232
Total Energy		46,926,232
Financials 26.9%
Banks 10.6%
Citigroup, Inc.	613,172	44,608,263
JPMorgan Chase & Co.	581,984	88,595,424
PNC Financial Services Group, Inc. (The)	138,479	24,290,601
Truist Financial Corp.	285,407	16,644,936
U.S. Bancorp	506,150	27,995,157
Total		202,134,381
Capital Markets 6.4%
BlackRock, Inc.	34,797	26,235,546
Goldman Sachs Group, Inc. (The)	75,378	24,648,606
Moody’s Corp.	33,801	10,093,317
Morgan Stanley	280,426	21,777,883
Nasdaq, Inc.	217,505	32,073,287
T. Rowe Price Group, Inc.	37,930	6,508,788
Total		121,337,427
Consumer Finance 1.4%
American Express Co.	195,438	27,642,751
Insurance 8.5%
Aon PLC, Class A	189,198	43,536,352
Chubb Ltd.	241,195	38,101,574
Marsh & McLennan Companies, Inc.	292,947	35,680,945
Progressive Corp. (The)	177,800	16,999,458
Travelers Companies, Inc. (The)	189,265	28,465,456
Total		162,783,785
Total Financials		513,898,344
CTIVP® – MFS® Value Fund | Quarterly Report 2021	27

Portfolio of Investments   (continued)
CTIVP® – MFS® Value Fund, March 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 18.8%
Health Care Equipment & Supplies 6.6%
Abbott Laboratories	251,631	30,155,459
Boston Scientific Corp.(a)	472,213	18,251,032
Danaher Corp.	133,462	30,039,627
Medtronic PLC	409,054	48,321,549
Total		126,767,667
Health Care Providers & Services 3.5%
Cigna Corp.	200,084	48,368,306
McKesson Corp.	93,136	18,165,246
Total		66,533,552
Life Sciences Tools & Services 1.8%
Thermo Fisher Scientific, Inc.	73,771	33,667,609
Pharmaceuticals 6.9%
Johnson & Johnson	428,703	70,457,338
Merck & Co., Inc.	335,339	25,851,284
Pfizer, Inc.	780,267	28,269,073
Roche Holding AG, Genusschein Shares	23,488	7,608,783
Total		132,186,478
Total Health Care		359,155,306
Industrials 17.6%
Aerospace & Defense 3.5%
Lockheed Martin Corp.	47,457	17,535,362
Northrop Grumman Corp.	110,544	35,776,460
Raytheon Technologies Corp.	173,471	13,404,104
Total		66,715,926
Building Products 3.5%
Johnson Controls International PLC	431,603	25,753,751
Masco Corp.	311,456	18,656,214
Trane Technologies PLC	132,617	21,956,071
Total		66,366,036
Electrical Equipment 1.5%
Eaton Corp. PLC	215,927	29,858,385
Industrial Conglomerates 2.7%
Honeywell International, Inc.	234,683	50,942,639
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 3.3%
Illinois Tool Works, Inc.	152,410	33,761,863
Otis Worldwide Corp.	86,733	5,936,874
Stanley Black & Decker, Inc.	116,064	23,174,499
Total		62,873,236
Professional Services 1.0%
Equifax, Inc.	102,555	18,575,787
Road & Rail 2.1%
Canadian National Railway Co.	103,853	12,044,871
Union Pacific Corp.	132,219	29,142,390
Total		41,187,261
Total Industrials		336,519,270
Information Technology 10.6%
IT Services 5.2%
Accenture PLC, Class A	178,374	49,275,817
Fidelity National Information Services, Inc.	159,854	22,477,071
Fiserv, Inc.(a)	234,301	27,891,191
Total		99,644,079
Semiconductors & Semiconductor Equipment 5.4%
Analog Devices, Inc.	91,148	14,135,232
Intel Corp.	309,456	19,805,184
NXP Semiconductors NV	87,185	17,553,828
Texas Instruments, Inc.	269,697	50,970,036
Total		102,464,280
Total Information Technology		202,108,359
Materials 3.7%
Chemicals 3.7%
DuPont de Nemours, Inc.	162,724	12,575,311
International Flavors & Fragrances, Inc.	31,612	4,413,351
PPG Industries, Inc.	218,001	32,756,830
Sherwin-Williams Co. (The)	29,277	21,606,719
Total		71,352,211
Total Materials		71,352,211
Real Estate 0.4%
Equity Real Estate Investment Trusts (REITS) 0.4%
Public Storage	26,783	6,608,973
Total Real Estate		6,608,973

28	CTIVP® – MFS® Value Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
CTIVP® – MFS® Value Fund, March 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 6.4%
Electric Utilities 5.0%
American Electric Power Co., Inc.	171,286	14,507,924
Duke Energy Corp.	415,948	40,151,461
Southern Co. (The)	518,895	32,254,513
Xcel Energy, Inc.	145,592	9,683,324
Total		96,597,222
Multi-Utilities 1.4%
Dominion Energy, Inc.	344,712	26,184,323
Total Utilities		122,781,545
Total Common Stocks (Cost $1,377,306,240)		1,894,014,338

Money Market Funds 1.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.067%(b),(c)	18,869,411	18,867,524
Total Money Market Funds (Cost $18,867,524)		18,867,524
Total Investments in Securities (Cost: $1,396,173,764)		1,912,881,862
Other Assets & Liabilities, Net		(1,504,837)
Net Assets		1,911,377,025

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2021.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.067%
	21,944,648	89,364,669	(92,441,793)	—	18,867,524	—	4,661	18,869,411
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
CTIVP® – MFS® Value Fund | Quarterly Report 2021	29

Portfolio of Investments
CTIVP® – Morgan Stanley Advantage Fund, March 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.5%
Issuer	Shares	Value ($)
Communication Services 22.7%
Entertainment 6.4%
Activision Blizzard, Inc.	359,640	33,446,520
Spotify Technology SA(a)	276,623	74,121,133
Take-Two Interactive Software, Inc.(a)	107,857	19,058,332
Total		126,625,985
Interactive Media & Services 16.3%
Facebook, Inc., Class A(a)	234,280	69,002,488
IAC/InterActiveCorp(a)	324,346	70,159,283
Match Group, Inc.(a)	231,613	31,818,994
Twitter, Inc.(a)	2,012,287	128,041,822
ZoomInfo Technologies, Inc., Class A(a)	534,575	26,140,718
Total		325,163,305
Total Communication Services		451,789,290
Consumer Discretionary 9.8%
Internet & Direct Marketing Retail 8.9%
Amazon.com, Inc.(a)	34,845	107,813,218
Chewy, Inc., Class A(a)	521,171	44,148,395
Farfetch Ltd., Class A(a)	478,801	25,386,029
Total		177,347,642
Textiles, Apparel & Luxury Goods 0.9%
lululemon athletica, Inc.(a)	60,708	18,619,751
Total Consumer Discretionary		195,967,393
Consumer Staples 2.5%
Food & Staples Retailing 2.5%
Costco Wholesale Corp.	138,641	48,868,180
Total Consumer Staples		48,868,180
Energy 0.6%
Oil, Gas & Consumable Fuels 0.6%
Texas Pacific Land Corp.	8,053	12,799,680
Total Energy		12,799,680
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 1.9%
Capital Markets 1.9%
Intercontinental Exchange, Inc.	122,891	13,724,467
S&P Global, Inc.	68,633	24,218,526
Total		37,942,993
Total Financials		37,942,993
Health Care 14.1%
Health Care Equipment & Supplies 6.1%
Danaher Corp.	96,321	21,679,931
Intuitive Surgical, Inc.(a)	135,695	100,270,463
Total		121,950,394
Health Care Technology 4.9%
Veeva Systems Inc., Class A(a)	371,669	97,094,810
Pharmaceuticals 3.1%
Royalty Pharma PLC, Class A	930,093	40,570,656
Zoetis, Inc.	132,741	20,904,053
Total		61,474,709
Total Health Care		280,519,913
Industrials 3.3%
Aerospace & Defense 2.3%
HEICO Corp., Class A	407,352	46,275,187
Industrial Conglomerates 1.0%
Roper Technologies, Inc.	48,647	19,621,281
Total Industrials		65,896,468
Information Technology 35.6%
Electronic Equipment, Instruments & Components 1.0%
Adyen NV(a)	8,672	19,350,748
IT Services 22.3%
Okta, Inc.(a)	238,754	52,628,544
PayPal Holdings, Inc.(a)	127,484	30,958,215
Shopify, Inc., Class A(a)	91,682	101,446,133
Snowflake, Inc., Class A(a)	222,225	50,951,748
Square, Inc., Class A(a)	477,102	108,326,009
Twilio, Inc., Class A(a)	294,932	100,501,028
Total		444,811,677
30	CTIVP® – Morgan Stanley Advantage Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
CTIVP® – Morgan Stanley Advantage Fund, March 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 1.7%
ASML Holding NV	53,749	33,182,482
Software 10.6%
Avalara, Inc.(a)	146,455	19,541,491
Coupa Software, Inc.(a)	149,134	37,951,620
Datadog, Inc., Class A(a)	94,084	7,840,960
ServiceNow, Inc.(a)	62,144	31,078,836
Tyler Technologies, Inc.(a)	45,045	19,122,954
Workday, Inc., Class A(a)	194,169	48,237,405
Zoom Video Communications, Inc., Class A(a)	144,213	46,334,195
Total		210,107,461
Total Information Technology		707,452,368
Materials 6.0%
Chemicals 3.8%
Ecolab, Inc.	241,436	51,684,204
Sherwin-Williams Co. (The)	31,680	23,380,157
Total		75,064,361
Construction Materials 1.1%
Martin Marietta Materials, Inc.	67,917	22,807,887
Common Stocks (continued)
Issuer	Shares	Value ($)
Containers & Packaging 0.8%
Ball Corp.	189,584	16,065,348
Metals & Mining 0.3%
Royal Gold, Inc.	52,256	5,623,791
Total Materials		119,561,387
Total Common Stocks (Cost $1,451,995,454)		1,920,797,672

Money Market Funds 3.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.067%(b),(c)	61,936,746	61,930,552
Total Money Market Funds (Cost $61,930,552)		61,930,552
Total Investments in Securities (Cost: $1,513,926,006)		1,982,728,224
Other Assets & Liabilities, Net		7,084,984
Net Assets		1,989,813,208

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2021.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.067%
	123,790,002	376,751,542	(438,610,992)	—	61,930,552	—	23,822	61,936,746
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
CTIVP® – Morgan Stanley Advantage Fund | Quarterly Report 2021	31

Portfolio of Investments
CTIVP® – T. Rowe Price Large Cap Value Fund, March 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.7%
Issuer	Shares	Value ($)
Communication Services 4.5%
Entertainment 1.2%
Walt Disney Co. (The)(a)	144,699	26,699,860
Interactive Media & Services 0.5%
Alphabet, Inc., Class C(a)	5,242	10,843,758
Media 2.8%
Comcast Corp., Class A	541,750	29,314,093
Fox Corp., Class B	388,594	13,573,588
News Corp., Class A	850,427	21,626,359
Total		64,514,040
Total Communication Services		102,057,658
Consumer Discretionary 3.5%
Auto Components 1.2%
Magna International, Inc.	295,979	26,057,991
Hotels, Restaurants & Leisure 0.6%
Las Vegas Sands Corp.(a)	235,630	14,316,879
Multiline Retail 0.6%
Kohl’s Corp.	230,878	13,762,637
Specialty Retail 1.1%
TJX Companies, Inc. (The)	383,812	25,389,164
Total Consumer Discretionary		79,526,671
Consumer Staples 6.9%
Beverages 0.8%
Coca-Cola Co. (The)	326,734	17,222,149
Food & Staples Retailing 0.8%
Walmart, Inc.	135,538	18,410,127
Food Products 3.2%
Bunge Ltd.	230,577	18,277,839
ConAgra Foods, Inc.	624,287	23,473,191
Tyson Foods, Inc., Class A	412,041	30,614,646
Total		72,365,676
Household Products 0.7%
Kimberly-Clark Corp.	120,235	16,718,677
Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 1.4%
Philip Morris International, Inc.	359,670	31,917,116
Total Consumer Staples		156,633,745
Energy 6.1%
Oil, Gas & Consumable Fuels 6.1%
ConocoPhillips Co.	502,152	26,598,991
Exxon Mobil Corp.	471,330	26,314,354
Pioneer Natural Resources Co.	104,773	16,640,048
TC Energy Corp.	381,930	17,473,298
Total SE, ADR	1,089,986	50,727,948
Total		137,754,639
Total Energy		137,754,639
Financials 22.7%
Banks 8.4%
Bank of America Corp.	810,184	31,346,019
Fifth Third Bancorp	1,000,983	37,486,813
JPMorgan Chase & Co.	214,668	32,678,910
Signature Bank	86,314	19,515,596
Wells Fargo & Co.	1,787,748	69,847,314
Total		190,874,652
Capital Markets 5.6%
Charles Schwab Corp. (The)	575,141	37,487,690
Goldman Sachs Group, Inc. (The)	61,628	20,152,356
Morgan Stanley	660,023	51,257,386
State Street Corp.	237,843	19,981,191
Total		128,878,623
Diversified Financial Services 1.1%
Equitable Holdings, Inc.	745,494	24,318,014
Insurance 7.6%
American International Group, Inc.	1,160,766	53,638,997
Chubb Ltd.	301,019	47,551,971
Marsh & McLennan Companies, Inc.	194,491	23,689,004
MetLife, Inc.	783,576	47,633,585
Total		172,513,557
Total Financials		516,584,846
32	CTIVP® – T. Rowe Price Large Cap Value Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
CTIVP® – T. Rowe Price Large Cap Value Fund, March 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 14.1%
Biotechnology 1.8%
AbbVie, Inc.	295,844	32,016,238
Gilead Sciences, Inc.	130,481	8,432,987
Total		40,449,225
Health Care Equipment & Supplies 5.1%
Becton Dickinson and Co.	132,530	32,224,669
Hologic, Inc.(a)	274,415	20,410,988
Medtronic PLC	356,559	42,120,315
Zimmer Biomet Holdings, Inc.	131,544	21,057,563
Total		115,813,535
Health Care Providers & Services 2.0%
Anthem, Inc.	61,849	22,200,698
CVS Health Corp.	328,668	24,725,694
Total		46,926,392
Life Sciences Tools & Services 0.6%
Thermo Fisher Scientific, Inc.	31,174	14,227,190
Pharmaceuticals 4.6%
Elanco Animal Health, Inc.(a)	605,493	17,831,769
Johnson & Johnson	221,821	36,456,281
Merck & Co., Inc.	245,931	18,958,821
Perrigo Co. PLC	292,733	11,846,905
Pfizer, Inc.	520,337	18,851,809
Total		103,945,585
Total Health Care		321,361,927
Industrials 12.8%
Aerospace & Defense 0.9%
Boeing Co. (The)(a)	75,908	19,335,286
Air Freight & Logistics 2.4%
United Parcel Service, Inc., Class B	327,087	55,601,519
Airlines 0.9%
Southwest Airlines Co.(a)	344,829	21,055,259
Building Products 0.6%
Fortune Brands Home & Security, Inc.	140,504	13,463,093
Commercial Services & Supplies 0.4%
Stericycle, Inc.(a)	139,754	9,434,792
Electrical Equipment 0.7%
Common Stocks (continued)
Issuer	Shares	Value ($)
Rockwell Automation, Inc.	55,293	14,676,974
Industrial Conglomerates 3.5%
General Electric Co.	6,030,205	79,176,592
Machinery 2.8%
Caterpillar, Inc.	119,405	27,686,437
Cummins, Inc.	67,744	17,553,148
Illinois Tool Works, Inc.	86,781	19,223,727
Total		64,463,312
Professional Services 0.6%
Nielsen Holdings PLC	514,606	12,942,341
Total Industrials		290,149,168
Information Technology 12.6%
Communications Equipment 1.7%
Cisco Systems, Inc.	756,331	39,109,876
Electronic Equipment, Instruments & Components 0.8%
TE Connectivity Ltd.	149,095	19,249,655
IT Services 0.5%
Fiserv, Inc.(a)	91,213	10,857,996
Semiconductors & Semiconductor Equipment 6.7%
Applied Materials, Inc.	384,703	51,396,321
NXP Semiconductors NV	95,556	19,239,245
QUALCOMM, Inc.	345,307	45,784,255
Texas Instruments, Inc.	187,157	35,370,801
Total		151,790,622
Software 2.9%
Citrix Systems, Inc.	125,132	17,563,528
Microsoft Corp.	205,051	48,344,874
Total		65,908,402
Total Information Technology		286,916,551
Materials 5.1%
Chemicals 3.0%
CF Industries Holdings, Inc.	579,066	26,278,015
DuPont de Nemours, Inc.	241,035	18,627,185
International Flavors & Fragrances, Inc.	171,254	23,908,771
Total		68,813,971

CTIVP® – T. Rowe Price Large Cap Value Fund | Quarterly Report 2021	33

Portfolio of Investments   (continued)
CTIVP® – T. Rowe Price Large Cap Value Fund, March 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Containers & Packaging 2.1%
International Paper Co.	873,747	47,243,500
Total Materials		116,057,471
Real Estate 3.4%
Equity Real Estate Investment Trusts (REITS) 3.4%
AvalonBay Communities, Inc.	77,746	14,344,914
Welltower, Inc.	263,777	18,894,347
Weyerhaeuser Co.	1,205,353	42,910,567
Total		76,149,828
Total Real Estate		76,149,828
Utilities 7.0%
Electric Utilities 4.8%
Edison International	239,747	14,049,174
Entergy Corp.	169,497	16,859,867
NextEra Energy, Inc.	312,309	23,613,683
Southern Co. (The)	891,243	55,399,665
Total		109,922,389
Multi-Utilities 2.2%
Ameren Corp.	261,642	21,287,193
Sempra Energy	218,049	28,908,937
Total		50,196,130
Total Utilities		160,118,519
Total Common Stocks (Cost $1,803,471,460)		2,243,311,023
Convertible Preferred Stocks 0.7%
Issuer		Shares	Value ($)
Health Care 0.2%
Health Care Equipment & Supplies 0.2%
Becton Dickinson and Co.	6.000%	89,331	4,795,288
Pharmaceuticals 0.0%
Elanco Animal Health, Inc.	5.000%	10,173	466,737
Total Health Care			5,262,025
Utilities 0.5%
Electric Utilities 0.4%
Southern Co. (The)	6.750%	156,371	7,996,292
Multi-Utilities 0.1%
Sempra Energy	6.750%	28,236	2,954,897
Total Utilities			10,951,189
Total Convertible Preferred Stocks (Cost $15,787,024)			16,213,214

Money Market Funds 0.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.067%(b),(c)	17,925,743	17,923,951
Total Money Market Funds (Cost $17,923,951)		17,923,951
Total Investments in Securities (Cost: $1,837,182,435)		2,277,448,188
Other Assets & Liabilities, Net		(3,467,423)
Net Assets		2,273,980,765

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2021.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.067%
	13,826,618	489,546,392	(485,449,059)	—	17,923,951	—	8,548	17,925,743
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
34	CTIVP® – T. Rowe Price Large Cap Value Fund | Quarterly Report 2021

Portfolio of Investments
CTIVP® – TCW Core Plus Bond Fund, March 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 3.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AIMCO CLO(a),(b)
Series 2015-AA Class AR
3-month USD LIBOR + 0.850% Floor 0.850% 01/15/2028	1.091%	6,055,137	6,055,555
Apidos CLO XXII(a),(b)
Series 2015-22A Class A1R
3-month USD LIBOR + 1.060% 04/20/2031	1.284%	8,000,000	7,994,448
BlueMountain Fuji US Clo I Ltd.(a),(b)
Series 2017-1A Class A1R
3-month USD LIBOR + 0.980% Floor 0.980% 07/20/2029	1.170%	9,000,000	9,000,009
Cedar Funding XII CLO Ltd.(a),(b)
Series 2020-12A Class A
3-month USD LIBOR + 1.270% Floor 1.300% 10/25/2032	3.000%	7,200,000	7,206,574
Education Loan Asset-Backed Trust I(a),(b)
Series 2013-1 Class A2
1-month USD LIBOR + 0.800% Floor 0.800% 04/26/2032	0.918%	2,943,468	2,963,972
Global SC Finance II SRL(a)
Series 2014-1A Class A2
07/17/2029	3.090%	1,838,334	1,852,985
Henderson Receivables LLC(a)
Series 2014-2A Class A
01/17/2073	3.610%	2,493,285	2,699,574
LCM(a),(b)
Series 2019A Class AR
3-month USD LIBOR + 1.240% Floor 1.240% 07/15/2027	1.481%	6,635,428	6,636,496
Navient Student Loan Trust(b)
Series 2014-1 Class A3
1-month USD LIBOR + 0.510% Floor 0.510% 06/25/2031	0.619%	4,963,233	4,882,726
Series 2014-3 Class A
1-month USD LIBOR + 0.620% Floor 0.620% 03/25/2083	0.729%	5,120,768	5,061,079
Series 2014-4 Class A
1-month USD LIBOR + 0.620% Floor 0.620% 03/25/2083	0.729%	3,697,037	3,620,947
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015-2 Class A3
1-month USD LIBOR + 0.570% Floor 0.570% 11/26/2040	0.679%	9,394,414	9,429,767
Navient Student Loan Trust(a),(b)
Series 2016-2 Class A3
1-month USD LIBOR + 1.500% 06/25/2065	1.609%	7,950,000	8,247,048
Nelnet Student Loan Trust(a),(b)
Series 2014-4A Class A2
1-month USD LIBOR + 0.950% Floor 0.950% 11/25/2048	0.997%	4,345,000	4,374,657
Rockford Tower CLO Ltd.(a),(b)
Series 2020-1A Class A
3-month USD LIBOR + 1.280% 01/20/2032	1.530%	8,000,000	8,063,160
SLC Student Loan Trust(b)
Series 2006-1 Class B
3-month USD LIBOR + 0.210% Floor 0.210% 03/15/2055	0.394%	347,445	314,637
SLM Student Loan Trust(b)
Series 2007-3 Class A4
3-month USD LIBOR + 0.060% Floor 0.060% 01/25/2022	0.278%	9,965,110	9,618,582
Series 2007-7 Class A4
3-month USD LIBOR + 0.330% 01/25/2022	0.545%	4,895,438	4,768,253
Series 2007-7 Class B
3-month USD LIBOR + 0.750% Floor 0.750% 10/27/2070	0.965%	1,990,000	1,801,758
Series 2008-4 Class A4
3-month USD LIBOR + 1.650% Floor 1.650% 07/25/2022	1.868%	1,408,889	1,421,679
Series 2008-5 Class B
3-month USD LIBOR + 1.850% Floor 1.850% 07/25/2073	2.068%	5,860,000	5,748,491
Series 2008-6 Class A4
3-month USD LIBOR + 1.100% 07/25/2023	1.318%	4,988,101	4,988,105
Series 2008-8 Class A4
3-month USD LIBOR + 1.500% Floor 1.500% 04/25/2023	1.718%	1,205,376	1,212,350
CTIVP® – TCW Core Plus Bond Fund | Quarterly Report 2021	35

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2008-9 Class B
3-month USD LIBOR + 2.250% Floor 2.250% 10/25/2083	2.468%	5,775,000	5,817,827
SLM Student Loan Trust(a),(b)
Series 2009-3 Class A
1-month USD LIBOR + 0.750% Floor 0.750% 01/25/2045	0.859%	2,919,543	2,949,794
Wachovia Student Loan Trust(a),(b)
Series 2006-1 Class A6
3-month USD LIBOR + 0.170% Floor 0.170% 04/25/2040	0.388%	10,151,220	9,961,215
Total Asset-Backed Securities — Non-Agency (Cost $136,717,994)			136,691,688

Commercial Mortgage-Backed Securities - Agency 0.3%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K155 Class A3
04/25/2033	3.750%	6,990,000	8,033,789
Federal National Mortgage Association
04/01/2040	2.455%	4,525,000	4,427,379
Series 2001-M2 Class Z2
06/25/2031	6.300%	26,214	26,346
Government National Mortgage Association(c),(d)
CMO Series 2011-121 Class
06/16/2043	0.122%	1,914,932	3,694
CMO Series 2011-78 Class IX
08/16/2046	0.000%	51,358	5,347
CMO Series 2012-55 Class
04/16/2052	0.140%	1,135,808	2,200
Government National Mortgage Association(d)
CMO Series 2012-125 Class IK
08/16/2052	0.561%	6,793,957	26,756
Total Commercial Mortgage-Backed Securities - Agency (Cost $14,998,721)			12,525,511

Commercial Mortgage-Backed Securities - Non-Agency 1.6%

BB-UBS Trust(a)
Series 2012-SHOW Class A
11/05/2036	3.430%	2,620,000	2,743,850
BX Commercial Mortgage Trust(a),(b)
Series 2019-XL Class A
1-month USD LIBOR + 0.921% Floor 0.921% 10/15/2036	1.026%	12,509,740	12,517,552
BX Trust(a)
Series 2019-OC11 Class A
12/09/2041	3.202%	1,355,000	1,419,924
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DBJPM Mortgage Trust(a)
Series 2016-SFC Class A
08/10/2036	2.833%	3,800,000	3,866,470
Hudson Yards Mortgage Trust(a)
Series 2019-30HY Class A
07/10/2039	3.228%	2,770,000	2,953,917
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2019-OSB Class A
06/05/2039	3.397%	2,720,000	2,928,536
Manhattan West(a)
Series 2020-1MW Class A
09/10/2039	2.130%	3,470,000	3,471,341
MKT Mortgage Trust(a)
Series 2020-525M Class A
02/12/2040	2.694%	3,690,000	3,759,545
Natixis Commercial Mortgage Securities Trust(a)
Series 2020-2PAC Class A
01/15/2025	2.966%	2,825,000	2,946,614
Progress Residential Trust(a)
Series 2019-SFR2 Class A
05/17/2036	3.147%	6,291,211	6,433,654
RBS Commercial Funding, Inc., Trust(a),(c)
Series 2013-GSP Class A
01/15/2032	3.834%	1,475,000	1,556,759
Wells Fargo Commercial Mortgage Trust
Series 2015-SG1 Class A4
09/15/2048	3.789%	10,992,314	11,879,018
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $56,205,006)			56,477,180

Common Stocks 0.0%
Issuer	Shares	Value ($)
Utilities 0.0%
Electric Utilities 0.0%
Homer City Holdings(e),(f)	32,056	1,763
Total Utilities		1,763
Total Common Stocks (Cost $1,930,228)		1,763

Corporate Bonds & Notes 22.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.2%
Boeing Co. (The)
02/04/2024	1.433%	6,730,000	6,741,165

36	CTIVP® – TCW Core Plus Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 0.4%
America West Airlines Pass-Through Trust
04/02/2021	7.100%	393,277	393,277
Continental Airlines Pass-Through Trust
06/15/2021	6.703%	93,833	93,531
04/19/2022	5.983%	6,232,059	6,345,319
Delta Air Lines Pass-Through Trust
06/10/2028	2.000%	8,730,927	8,747,281
Total			15,579,408
Apartment REIT 0.1%
Post Apartment Homes LP
12/01/2022	3.375%	2,315,000	2,404,308
Automotive 1.1%
Daimler Finance North America LLC(a),(b)
3-month USD LIBOR + 0.900% 02/15/2022	1.094%	3,000,000	3,017,966
Ford Motor Credit Co. LLC(b)
3-month USD LIBOR + 0.810% 04/05/2021	1.048%	2,000,000	1,999,766
3-month USD LIBOR + 0.880% 10/12/2021	1.104%	2,095,000	2,089,196
3-month USD LIBOR + 1.270% 03/28/2022	1.463%	6,300,000	6,247,154
3-month USD LIBOR + 1.080% 08/03/2022	1.276%	1,940,000	1,916,466
Ford Motor Credit Co. LLC
10/12/2021	3.813%	1,955,000	1,976,640
01/07/2022	5.596%	1,082,000	1,112,814
01/09/2022	3.219%	1,814,000	1,835,398
03/28/2022	3.339%	3,060,000	3,097,910
General Motors Co.
10/02/2023	4.875%	1,320,000	1,446,055
General Motors Financial Co., Inc.
07/06/2021	3.200%	1,175,000	1,180,355
09/25/2021	4.375%	2,325,000	2,367,886
11/06/2021	4.200%	5,934,000	6,061,931
04/10/2022	3.450%	3,155,000	3,230,911
06/30/2022	3.150%	3,420,000	3,515,570
Total			41,096,018
Banking 5.0%
Bank of America Corp.(g)
12/20/2023	3.004%	8,937,000	9,299,892
02/13/2031	2.496%	1,575,000	1,564,135
04/29/2031	2.592%	2,200,000	2,193,057
03/20/2051	4.083%	4,003,000	4,462,206
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bank of America Corp.(b)
Subordinated
3-month USD LIBOR + 0.650% 12/01/2026	0.841%	1,000,000	970,194
Citigroup, Inc.(g)
01/28/2027	1.122%	3,095,000	3,025,459
03/31/2031	4.412%	3,110,000	3,535,471
Credit Suisse Group AG(a),(g)
09/11/2025	2.593%	3,457,000	3,584,081
Credit Suisse Group AG(a)
01/09/2028	4.282%	1,640,000	1,804,292
Discover Bank
08/08/2023	4.200%	4,000,000	4,321,065
Discover Financial Services
04/27/2022	5.200%	4,000,000	4,193,725
Fifth Third Bancorp
05/05/2027	2.550%	4,635,000	4,824,919
Goldman Sachs Group, Inc. (The)(g)
10/31/2022	2.876%	5,000,000	5,065,075
09/29/2025	3.272%	2,930,000	3,140,951
03/09/2027	1.431%	9,110,000	9,021,863
06/05/2028	3.691%	1,490,000	1,629,804
Goldman Sachs Group, Inc. (The)
01/27/2023	0.481%	10,000,000	9,985,267
HSBC Holdings PLC(g)
11/07/2025	2.633%	5,000,000	5,232,460
05/24/2027	1.589%	950,000	935,170
09/22/2028	2.013%	8,240,000	8,095,117
JPMorgan Chase & Co.(g)
04/25/2023	2.776%	18,775,000	19,229,711
12/05/2024	4.023%	3,015,000	3,271,381
Lloyds Banking Group PLC(g)
11/07/2023	2.907%	5,000,000	5,175,704
07/09/2025	3.870%	4,114,000	4,475,780
Lloyds Banking Group PLC
03/12/2024	3.900%	3,175,000	3,445,022
Morgan Stanley(g)
01/25/2024	0.529%	8,000,000	7,985,159
Nationwide Building Society(a),(g)
04/26/2023	3.622%	4,149,000	4,279,379
03/08/2024	3.766%	1,870,000	1,975,202
Santander UK Group Holdings PLC(g)
11/15/2024	4.796%	8,860,000	9,738,355
03/15/2025	1.089%	7,235,000	7,240,375
Wells Fargo & Co.(g)
02/11/2026	2.164%	4,000,000	4,125,997
06/02/2028	2.393%	3,830,000	3,924,574
10/30/2030	2.879%	11,945,000	12,310,539
04/30/2041	3.068%	4,535,000	4,448,176

CTIVP® – TCW Core Plus Bond Fund | Quarterly Report 2021	37

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
04/04/2051	5.013%	2,630,000	3,370,060
Total			181,879,617
Brokerage/Asset Managers/Exchanges 0.0%
Raymond James Financial, Inc.
07/15/2046	4.950%	1,030,000	1,257,466
Cable and Satellite 0.7%
CCO Holdings LLC/Capital Corp.(a)
06/01/2029	5.375%	1,068,000	1,148,599
08/15/2030	4.500%	3,836,000	3,908,704
05/01/2032	4.500%	1,734,000	1,755,675
Charter Communications Operating LLC/Capital
04/01/2048	5.750%	1,385,000	1,680,116
03/01/2050	4.800%	870,000	936,707
CSC Holdings LLC(a)
02/01/2028	5.375%	855,000	899,063
Intelsat Jackson Holdings SA(h)
08/01/2023	0.000%	2,750,000	1,714,586
Intelsat Jackson Holdings SA(a),(h)
10/15/2024	0.000%	3,372,000	2,122,705
07/15/2025	0.000%	5,923,000	3,703,107
Time Warner Cable LLC
11/15/2040	5.875%	3,280,000	4,074,897
09/01/2041	5.500%	850,000	1,014,990
Virgin Media Secured Finance PLC(a)
08/15/2026	5.500%	1,000,000	1,037,671
05/15/2029	5.500%	1,750,000	1,865,802
Total			25,862,622
Chemicals 0.2%
International Flavors & Fragrances, Inc.
09/26/2048	5.000%	5,060,000	6,249,923
Consumer Cyclical Services 0.3%
IHS Markit Ltd.(a)
11/01/2022	5.000%	6,335,000	6,689,128
02/15/2025	4.750%	1,565,000	1,749,728
IHS Markit Ltd.
08/01/2028	4.750%	2,500,000	2,884,136
Total			11,322,992
Consumer Products 0.1%
Spectrum Brands, Inc.(a)
03/15/2031	3.875%	2,000,000	1,956,994
Diversified Manufacturing 0.1%
General Electric Co.(b)
3-month USD LIBOR + 0.380% 05/05/2026	0.575%	2,000,000	1,941,487
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
General Electric Co.
03/15/2032	6.750%	1,725,000	2,309,949
01/14/2038	5.875%	517,000	668,941
Total			4,920,377
Electric 1.0%
AEP Transmission Co. LLC
04/01/2050	3.650%	305,000	325,316
Appalachian Power Co.
05/15/2033	5.950%	3,225,000	4,031,072
Duke Energy Carolinas LLC
12/15/2041	4.250%	900,000	1,032,347
Entergy Louisiana LLC
04/01/2025	3.780%	5,900,000	6,311,318
ITC Holdings Corp.
07/01/2023	4.050%	1,740,000	1,857,144
11/15/2027	3.350%	1,000,000	1,083,085
Metropolitan Edison Co.(a)
04/15/2025	4.000%	3,000,000	3,176,245
Mong Duong Finance Holdings BV(a)
05/07/2029	5.125%	700,000	702,678
Monongahela Power Co.(a)
12/15/2043	5.400%	2,511,000	3,096,934
NextEra Energy Capital Holdings, Inc.(b)
3-month USD LIBOR + 0.270% 02/22/2023	0.452%	3,700,000	3,700,133
Northern States Power Co.
08/15/2045	4.000%	2,250,000	2,536,571
PacifiCorp
07/01/2025	3.350%	2,000,000	2,154,454
Pennsylvania Electric Co.(a)
03/15/2028	3.250%	6,950,000	7,126,578
Total			37,133,875
Environmental 0.1%
GFL Environmental, Inc.(a)
12/15/2026	5.125%	920,000	968,237
Republic Services, Inc.
03/01/2030	2.300%	1,324,000	1,314,663
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	1,790,000	1,830,976
Total			4,113,876
Finance Companies 1.3%
AerCap Ireland Capital DAC/Global Aviation Trust
05/26/2022	3.500%	1,375,000	1,411,588
10/01/2025	4.450%	3,070,000	3,340,630

38	CTIVP® – TCW Core Plus Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AerCap Ireland Capital Ltd./Global Aviation Trust
02/01/2022	3.950%	2,000,000	2,046,752
Air Lease Corp.
02/15/2024	0.700%	4,500,000	4,444,136
03/01/2025	3.250%	2,810,000	2,953,042
Avolon Holdings Funding Ltd.(a)
05/15/2024	5.250%	2,035,000	2,201,208
02/15/2025	2.875%	1,310,000	1,311,132
GE Capital Funding LLC(a)
05/15/2030	4.400%	3,000,000	3,401,414
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	15,697,000	17,963,003
Park Aerospace Holdings Ltd.(a)
03/15/2023	4.500%	5,335,000	5,568,878
02/15/2024	5.500%	2,620,000	2,834,954
Total			47,476,737
Food and Beverage 0.8%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	5,935,000	7,053,589
Anheuser-Busch InBev Worldwide, Inc.
04/15/2048	4.600%	1,850,000	2,121,008
Bacardi Ltd.(a)
05/15/2048	5.300%	1,400,000	1,720,079
Kraft Heinz Foods Co.
06/04/2042	5.000%	1,414,000	1,597,331
10/01/2049	4.875%	1,680,000	1,897,045
Kraft Heinz Foods Co. (The)
07/15/2045	5.200%	6,570,000	7,631,756
Lamb Weston Holdings, Inc.(a)
11/01/2024	4.625%	926,000	960,784
Pilgrim’s Pride Corp.(a),(i)
04/15/2031	4.250%	1,800,000	1,794,008
Post Holdings, Inc.(a)
03/01/2027	5.750%	2,000,000	2,103,458
Total			26,879,058
Gaming 0.6%
Churchill Downs, Inc.(a)
04/01/2027	5.500%	3,184,000	3,330,055
01/15/2028	4.750%	465,000	482,357
Colt Merger Sub, Inc.(a)
07/01/2025	6.250%	957,000	1,020,512
GLP Capital LP/Financing II, Inc.
11/01/2023	5.375%	4,120,000	4,505,233
09/01/2024	3.350%	1,800,000	1,904,893
06/01/2025	5.250%	2,185,000	2,448,424
04/15/2026	5.375%	550,000	617,695
06/01/2028	5.750%	870,000	1,004,915
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
01/15/2029	5.300%	2,325,000	2,611,292
01/15/2030	4.000%	1,615,000	1,684,702
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	1,036,000	1,113,365
Total			20,723,443
Health Care 1.7%
Advocate Health & Hospitals Corp.
06/15/2030	2.211%	2,065,000	2,040,721
Becton Dickinson and Co.
06/06/2024	3.363%	1,380,000	1,479,605
Cigna Corp.
08/15/2038	4.800%	5,000,000	6,000,755
10/15/2047	3.875%	1,190,000	1,273,452
CommonSpirit Health
10/01/2025	1.547%	5,000,000	5,026,070
10/01/2030	2.782%	1,575,000	1,601,309
CVS Health Corp.
07/20/2035	4.875%	1,095,000	1,297,706
07/20/2045	5.125%	2,090,000	2,568,847
03/25/2048	5.050%	10,975,000	13,472,196
Encompass Health Corp.
04/01/2031	4.625%	1,170,000	1,210,448
Hartford HealthCare Corp.
04/01/2044	5.746%	3,000,000	3,912,691
HCA, Inc.
05/01/2023	4.750%	625,000	674,472
04/15/2025	5.250%	3,488,000	3,987,259
06/15/2026	5.250%	2,990,000	3,438,901
02/15/2027	4.500%	1,000,000	1,122,134
06/15/2039	5.125%	2,000,000	2,403,893
06/15/2049	5.250%	4,500,000	5,509,246
Tenet Healthcare Corp.
07/15/2024	4.625%	589,000	601,235
Tenet Healthcare Corp.(a)
01/01/2026	4.875%	3,790,000	3,938,527
11/01/2027	5.125%	390,000	407,923
Total			61,967,390
Healthcare Insurance 0.5%
Anthem, Inc.
08/15/2021	3.700%	2,355,000	2,363,146
03/15/2051	3.600%	1,500,000	1,554,693
Centene Corp.
12/15/2027	4.250%	1,505,000	1,581,915
Humana, Inc.
04/01/2030	4.875%	1,333,000	1,567,278
Molina Healthcare, Inc.
11/15/2022	5.375%	1,677,000	1,759,047

CTIVP® – TCW Core Plus Bond Fund | Quarterly Report 2021	39

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Molina Healthcare, Inc.(a)
06/15/2028	4.375%	3,208,000	3,302,617
11/15/2030	3.875%	2,000,000	2,056,649
UnitedHealth Group, Inc.
01/15/2047	4.200%	1,500,000	1,750,232
12/15/2048	4.450%	1,245,000	1,524,337
Total			17,459,914
Healthcare REIT 0.1%
Ventas Realty LP
10/15/2026	3.250%	4,095,000	4,404,728
Independent Energy 0.1%
Hess Corp.
02/15/2041	5.600%	2,000,000	2,309,741
Marathon Oil Corp.
07/15/2023	8.125%	2,000,000	2,274,484
Total			4,584,225
Integrated Energy 0.2%
Exxon Mobil Corp.
03/19/2050	4.327%	3,332,000	3,825,405
04/15/2051	3.452%	3,560,000	3,588,327
Total			7,413,732
Leisure 0.0%
Live Nation Entertainment, Inc.(a)
10/15/2027	4.750%	947,000	951,616
Life Insurance 0.4%
Massachusetts Mutual Life Insurance Co.(a)
Subordinated
04/15/2050	3.375%	3,205,000	3,140,684
New York Life Insurance Co.(a)
Subordinated
05/15/2050	3.750%	3,420,000	3,616,776
Teachers Insurance & Annuity Association of America(a)
Subordinated
05/15/2050	3.300%	3,035,000	2,962,624
Teachers Insurance & Annuity Association of America(a),(g)
Subordinated
09/15/2054	4.375%	3,920,000	4,167,192
Total			13,887,276
Media and Entertainment 0.2%
Walt Disney Co. (The)
03/23/2040	4.625%	3,500,000	4,246,766
01/13/2051	3.600%	1,110,000	1,180,649
Total			5,427,415
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Midstream 1.0%
Enbridge Energy Partners LP
10/15/2025	5.875%	2,500,000	2,942,338
Energy Transfer Operating LP
06/01/2027	5.500%	341,000	393,355
05/15/2030	3.750%	4,670,000	4,820,734
Energy Transfer Partners LP
02/01/2042	6.500%	1,525,000	1,819,118
03/15/2045	5.150%	3,048,000	3,146,957
12/15/2045	6.125%	2,400,000	2,746,762
EQT Midstream Partners LP
07/15/2028	5.500%	695,000	731,079
Galaxy Pipeline Assets Bidco Ltd.(a)
03/31/2034	2.160%	226,000	219,773
Kinder Morgan Energy Partners LP
03/15/2035	5.800%	1,000,000	1,222,688
Plains All American Pipeline LP/Finance Corp.
10/15/2025	4.650%	1,973,000	2,165,736
12/15/2026	4.500%	4,300,000	4,720,957
Rockies Express Pipeline LLC(a)
05/15/2025	3.600%	1,808,000	1,810,519
07/15/2029	4.950%	910,000	930,254
04/15/2040	6.875%	1,890,000	2,053,890
Sabine Pass Liquefaction LLC
03/15/2027	5.000%	2,500,000	2,849,963
Sunoco Logistics Partners Operations LP
05/15/2045	5.350%	925,000	972,457
Williams Companies, Inc. (The)
04/15/2040	6.300%	1,000,000	1,289,516
Total			34,836,096
Office REIT 0.4%
Boston Properties LP
01/30/2031	3.250%	3,575,000	3,701,524
Piedmont Operating Partnership LP
06/01/2023	3.400%	4,815,000	5,007,554
SL Green Operating Partnership LP
10/15/2022	3.250%	7,000,000	7,246,647
Total			15,955,725
Oil Field Services 0.1%
Transocean Phoenix 2 Ltd.(a)
10/15/2024	7.750%	428,400	414,477
Transocean Pontus Ltd.(a)
08/01/2025	6.125%	912,050	867,660
Transocean Poseidon Ltd.(a)
02/01/2027	6.875%	1,227,000	1,131,240

40	CTIVP® – TCW Core Plus Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Transocean Proteus Ltd.(a)
12/01/2024	6.250%	1,536,000	1,453,651
USA Compression Partners LP/Finance Corp.
09/01/2027	6.875%	684,000	704,634
Total			4,571,662
Other Industry 0.0%
PowerTeam Services LLC(a)
12/04/2025	9.033%	461,000	508,272
Other REIT 0.1%
American Campus Communities Operating Partnership LP
07/01/2024	4.125%	1,000,000	1,093,151
CyrusOne LP/Finance Corp.
11/15/2024	2.900%	1,000,000	1,056,398
11/01/2030	2.150%	2,115,000	1,956,313
Total			4,105,862
Packaging 0.3%
Berry Global Escrow Corp.(a)
07/15/2026	4.875%	582,000	615,599
Berry Global, Inc.(a)
01/15/2026	1.570%	4,115,000	4,051,024
OI European Group BV(a)
03/15/2023	4.000%	135,000	138,905
Sealed Air Corp.(a)
12/01/2022	4.875%	1,022,000	1,064,438
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	3,705,000	3,894,069
Total			9,764,035
Pharmaceuticals 1.0%
AbbVie, Inc.
03/15/2025	3.800%	1,450,000	1,585,822
03/15/2035	4.550%	530,000	617,499
05/14/2035	4.500%	4,202,000	4,891,093
11/21/2039	4.050%	1,425,000	1,588,535
11/06/2042	4.400%	280,000	324,621
05/14/2045	4.700%	1,000,000	1,184,841
05/14/2046	4.450%	1,425,000	1,648,359
11/21/2049	4.250%	1,440,000	1,630,028
Bausch Health Companies, Inc.(a)
11/01/2025	5.500%	846,000	869,639
04/01/2026	9.250%	252,000	278,900
Bayer US Finance II LLC(a)
07/15/2024	3.375%	2,860,000	3,060,155
12/15/2025	4.250%	4,835,000	5,383,180
12/15/2028	4.375%	1,405,000	1,586,998
06/25/2038	4.625%	2,925,000	3,359,651
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
06/25/2048	4.875%	6,145,000	7,345,217
Total			35,354,538
Property & Casualty 0.4%
Farmers Exchange Capital(a)
Subordinated
07/15/2028	7.050%	3,225,000	3,875,102
Farmers Exchange Capital II(a),(g)
Subordinated
11/01/2053	6.151%	3,810,000	4,847,221
Nationwide Mutual Insurance Co.(a),(b)
Subordinated
3-month USD LIBOR + 2.290% 12/15/2024	2.474%	6,815,000	6,796,854
Total			15,519,177
Restaurants 0.0%
1011778 BC ULC/New Red Finance, Inc.(a)
02/15/2029	3.500%	1,600,000	1,556,004
Retailers 0.2%
Alimentation Couche-Tard, Inc.(a)
01/25/2030	2.950%	331,000	337,841
01/25/2050	3.800%	2,125,000	2,144,201
Walgreens Boots Alliance, Inc.
06/01/2026	3.450%	1,400,000	1,516,116
11/18/2044	4.800%	2,500,000	2,760,010
Total			6,758,168
Technology 0.4%
Gartner, Inc.(a)
10/01/2030	3.750%	3,000,000	2,971,182
Oracle Corp.
03/25/2031	2.875%	3,395,000	3,456,172
03/25/2041	3.650%	220,000	222,709
03/25/2051	3.950%	5,420,000	5,595,916
SS&C Technologies, Inc.(a)
09/30/2027	5.500%	1,067,000	1,135,088
Total			13,381,067
Tobacco 0.6%
BAT Capital Corp.
08/15/2037	4.390%	3,870,000	4,062,635
08/15/2047	4.540%	6,792,000	6,846,963
Imperial Brands Finance PLC(a)
07/26/2024	3.125%	4,145,000	4,384,617
Reynolds American, Inc.
08/15/2035	5.700%	1,185,000	1,407,156
08/15/2045	5.850%	4,180,000	4,904,412
Total			21,605,783

CTIVP® – TCW Core Plus Bond Fund | Quarterly Report 2021	41

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Treasury 0.1%
Romanian Government International Bond(a)
02/14/2031	3.000%	1,140,000	1,141,232
Saudi Government International Bond(a)
10/22/2030	3.250%	850,000	894,482
Total			2,035,714
Wireless 1.4%
Sprint Corp.
09/15/2023	7.875%	270,000	308,519
Sprint Spectrum Co. I/II/III LLC(a)
09/20/2021	3.360%	1,166,875	1,176,283
03/20/2025	4.738%	12,600,000	13,554,748
03/20/2028	5.152%	2,780,000	3,170,450
T-Mobile USA, Inc.
03/01/2023	6.000%	2,196,000	2,210,428
04/15/2024	6.000%	1,894,000	1,902,393
04/15/2026	2.625%	5,424,000	5,499,977
T-Mobile USA, Inc.(a)
02/15/2026	1.500%	25,000	24,762
04/15/2027	3.750%	4,375,000	4,779,066
04/15/2030	3.875%	3,000,000	3,255,304
02/15/2031	2.550%	2,340,000	2,286,669
04/15/2040	4.375%	3,000,000	3,317,391
Vodafone Group PLC
05/30/2048	5.250%	3,085,000	3,856,026
06/19/2049	4.875%	4,340,000	5,182,900
Total			50,524,916
Wirelines 1.1%
AT&T, Inc.(a)
12/01/2033	2.550%	1,780,000	1,689,558
09/15/2055	3.550%	2,375,000	2,173,660
12/01/2057	3.800%	9,715,000	9,256,420
AT&T, Inc.
05/15/2035	4.500%	620,000	698,953
03/01/2037	5.250%	5,640,000	6,812,718
03/01/2039	4.850%	2,796,000	3,249,132
12/15/2042	4.300%	1,000,000	1,093,274
05/15/2046	4.750%	3,360,000	3,852,807
C&W Senior Financing DAC(a)
09/15/2027	6.875%	480,000	511,842
Level 3 Financing, Inc.(a)
09/15/2027	4.625%	496,000	510,241
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verizon Communications, Inc.
03/22/2028	2.100%	1,810,000	1,815,863
03/21/2031	2.550%	7,035,000	7,025,776
Total			38,690,244
Total Corporate Bonds & Notes (Cost $777,200,187)			806,861,438

Foreign Government Obligations(j) 1.5%

Azerbaijan 0.0%
Southern Gas Corridor CJSC(a)
03/24/2026	6.875%	800,000	946,329
Brazil 0.0%
Brazilian Government International Bond
06/12/2030	3.875%	925,000	897,655
Chile 0.1%
Chile Government International Bond
01/27/2032	2.550%	200,000	201,810
Corporación Nacional del Cobre de Chile(a)
01/14/2030	3.150%	1,904,000	1,977,036
Empresa de Transporte de Pasajeros Metro SA(a)
05/07/2030	3.650%	520,000	565,055
Total			2,743,901
Colombia 0.1%
Colombia Government International Bond
01/30/2030	3.000%	1,400,000	1,370,696
04/15/2031	3.125%	439,000	429,430
05/15/2049	5.200%	1,221,000	1,343,214
Total			3,143,340
Dominican Republic 0.0%
Dominican Republic International Bond(a)
01/30/2030	4.500%	300,000	302,439
09/23/2032	4.875%	1,090,000	1,106,218
Total			1,408,657
Egypt 0.0%
Egypt Government International Bond(a)
02/21/2023	5.577%	750,000	780,884
03/01/2029	7.600%	400,000	425,898
Total			1,206,782
Indonesia 0.1%
Indonesia Government International Bond
02/14/2030	2.850%	701,000	713,822
PT Indonesia Asahan Aluminium Persero(a)
11/15/2028	6.530%	1,200,000	1,443,588

42	CTIVP® – TCW Core Plus Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2021 (Unaudited)
Foreign Government Obligations(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PT Pertamina Persero(a)
08/25/2030	3.100%	1,443,000	1,446,708
PT Perusahaan Gas Negara Persero Tbk(a)
05/16/2024	5.125%	1,100,000	1,208,843
Total			4,812,961
Kazakhstan 0.1%
KazMunayGas National Co. JSC(a)
04/14/2033	3.500%	200,000	204,785
04/19/2047	5.750%	1,355,000	1,606,388
Total			1,811,173
Malaysia 0.0%
Petronas Capital Ltd.(a)
04/21/2030	3.500%	1,300,000	1,390,877
Mexico 0.5%
Banco Nacional de Comercio Exterior SNC(a),(g)
Subordinated
08/11/2026	3.800%	300,000	299,405
Mexico Government International Bond
05/24/2031	2.659%	4,696,000	4,450,442
Petroleos Mexicanos
03/13/2027	6.500%	2,715,000	2,839,251
09/21/2047	6.750%	3,348,000	2,863,121
01/23/2050	7.690%	5,375,000	4,990,360
01/28/2060	6.950%	1,730,000	1,488,044
Total			16,930,623
Netherlands 0.0%
Petrobras Global Finance BV
01/15/2030	5.093%	899,000	933,008
Panama 0.1%
Panama Government International Bond
01/23/2030	3.160%	1,386,000	1,442,743
Paraguay 0.0%
Paraguay Government International Bond(a)
01/29/2033	2.739%	215,000	206,400
Peru 0.1%
Fondo MIVIVIENDA SA(a)
01/31/2023	3.500%	500,000	519,967
Peruvian Government International Bond
08/25/2027	4.125%	1,562,000	1,745,340
06/20/2030	2.844%	1,382,000	1,402,323
12/01/2032	1.862%	260,000	237,304
Petroleos del Peru SA(a)
06/19/2032	4.750%	300,000	316,413
Total			4,221,347
Foreign Government Obligations(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Philippines 0.0%
Philippine Government International Bond
05/05/2030	2.457%	420,000	425,123
06/10/2031	1.648%	200,000	189,008
Total			614,131
Qatar 0.1%
Qatar Government International Bond(a)
04/23/2028	4.500%	1,956,000	2,282,773
06/02/2046	4.625%	729,000	864,220
Total			3,146,993
Saudi Arabia 0.1%
Saudi Arabian Oil Co.(a)
04/16/2039	4.250%	200,000	215,714
Saudi Government International Bond(a)
03/04/2028	3.625%	725,000	787,651
02/03/2032	2.750%	300,000	299,838
10/26/2046	4.500%	440,000	484,351
01/21/2055	3.750%	200,000	196,202
Total			1,983,756
South Africa 0.1%
Republic of South Africa Government International Bond
09/30/2029	4.850%	1,650,000	1,660,625
09/30/2049	5.750%	900,000	828,381
Total			2,489,006
Turkey 0.0%
Turkey Government International Bond
03/23/2023	3.250%	1,070,000	1,027,731
United Arab Emirates 0.1%
Abu Dhabi Government International Bond(a)
09/30/2029	2.500%	2,014,000	2,067,652
DP World Crescent Ltd.(a)
09/26/2028	4.848%	940,000	1,050,829
Total			3,118,481
Uruguay 0.0%
Uruguay Government International Bond
01/23/2031	4.375%	600,000	695,633
Total Foreign Government Obligations (Cost $55,113,526)			55,171,527

CTIVP® – TCW Core Plus Bond Fund | Quarterly Report 2021	43

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2021 (Unaudited)
Municipal Bonds 0.8%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 0.1%
County of Miami-Dade Aviation
Refunding Revenue Bonds
Taxable
Series 2019B
10/01/2034	3.555%	930,000	972,808
San Francisco City & County Airport Commission - San Francisco International Airport(k)
Revenue Bonds
Series 2018
05/01/2043	5.000%	1,000,000	1,194,770
Total			2,167,578
Hospital 0.2%
Regents of the University of California Medical Center
Revenue Bonds
Taxable
Series 2020N
05/15/2060	3.256%	6,865,000	6,849,279
Local General Obligation 0.2%
City of New York
Unlimited General Obligation Bonds
Build America Bonds
Series 2009
10/01/2031	5.206%	2,400,000	2,890,296
Series 2010
10/01/2024	5.047%	5,000,000	5,516,800
Total			8,407,096
Special Non Property Tax 0.2%
New York City Transitional Finance Authority
Refunding Revenue Bonds
Future Tax Secured
Subordinated Series 2020B-3
08/01/2035	2.000%	2,000,000	1,841,160
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds
Build America Bonds
Series 2010
08/01/2037	5.508%	2,110,000	2,756,335
New York State Urban Development Corp.
Revenue Bonds
Series 2020E-3
03/15/2043	4.000%	2,705,000	3,080,617
Total			7,678,112
State General Obligation 0.0%
Commonwealth of Massachusetts
Unlimited General Obligation Bonds
Series 2020C
03/01/2049	3.000%	1,675,000	1,753,390
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Transportation 0.0%
Metropolitan Transportation Authority
Revenue Bonds
Taxable Green Bonds
Series 2020C-2
11/15/2049	5.175%	970,000	1,201,529
Water & Sewer 0.1%
New York City Water & Sewer System
Refunding Revenue Bonds
2nd General Resolution
Subordinated Series 2020
06/15/2050	4.000%	1,210,000	1,411,731
Revenue Bonds
2nd General Resolution
Series 2020GG
06/15/2050	4.000%	500,000	579,460
Total			1,991,191
Total Municipal Bonds (Cost $28,858,960)			30,048,175

Residential Mortgage-Backed Securities - Agency 34.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
04/01/2031- 03/01/2047	3.000%	40,907,623	43,111,571
09/01/2032- 01/01/2050	3.500%	120,888,816	130,281,739
07/01/2035- 10/01/2048	5.000%	4,551,354	5,095,515
04/01/2036- 09/01/2039	6.000%	168,673	193,564
06/01/2038- 01/01/2040	5.500%	527,297	614,799
03/01/2039- 10/01/2048	4.500%	8,550,935	9,464,128
08/01/2044- 01/01/2049	4.000%	8,034,211	8,873,861
CMO Series 360 Class 250
11/15/2047	2.500%	2,953,787	2,968,971
Federal Home Loan Mortgage Corp.(b)
CMO Series 2863 Class FM
1-month USD LIBOR + 0.500% Floor 0.500%, Cap 7.000% 10/15/2031	0.606%	511,708	512,632
Federal Home Loan Mortgage Corp.(b),(d)
CMO Series 2980 Class SL
-1.0 x 1-month USD LIBOR + 6.700% Cap 6.700% 11/15/2034	6.594%	254,760	57,129

44	CTIVP® – TCW Core Plus Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(d)
CMO Series 4037 Class PI
04/15/2027	3.000%	356,364	16,413
CMO Series 4090 Class EI
08/15/2022	2.500%	120,030	1,298
CMO Series 4093 Class IA
03/15/2042	4.000%	2,157,500	603,214
Federal National Mortgage Association
12/01/2025- 06/01/2049	3.500%	29,486,912	31,481,049
06/01/2032- 11/01/2049	3.000%	16,663,215	17,476,352
05/01/2033- 08/01/2039	5.000%	189,171	214,978
11/01/2038- 11/01/2040	6.000%	2,426,366	2,901,001
10/01/2040- 11/01/2040	2.000%	28,938,849	29,276,419
08/01/2043- 07/01/2047	4.000%	27,942,371	30,591,467
02/01/2046- 08/01/2048	4.500%	13,324,226	14,572,135
CMO Series 2013-13 Class PH
04/25/2042	2.500%	3,731,825	3,885,499
CMO Series 2018-54 Class KA
01/25/2047	3.500%	3,086,712	3,212,476
CMO Series 2018-86 Class JA
05/25/2047	4.000%	2,326,501	2,448,281
CMO Series 2018-94D Class KD
12/25/2048	3.500%	1,956,635	2,042,748
CMO Series 2019-1 Class KP
02/25/2049	3.250%	3,928,125	4,116,918
Federal National Mortgage Association(b),(d)
CMO Series 2004-94 Class HJ
-1.0 x 1-month USD LIBOR + 6.700% Cap 6.700% 10/25/2034	6.591%	14,778	278
CMO Series 2006-8 Class HL
-1.0 x 1-month USD LIBOR + 6.700% Cap 6.700% 03/25/2036	6.591%	988,637	187,811
CMO Series 2013-81 Class NS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/25/2042	6.091%	322,881	39,577
Federal National Mortgage Association(d)
CMO Series 2013-45 Class IK
02/25/2043	3.000%	259,088	26,755
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association
08/15/2033- 08/20/2048	4.500%	11,619,302	12,810,851
04/15/2035- 10/20/2047	5.000%	5,871,374	6,554,715
07/15/2040- 10/20/2048	4.000%	14,903,571	16,094,391
04/20/2046- 07/20/2049	3.500%	36,416,340	38,789,531
11/20/2046- 10/20/2049	3.000%	22,342,758	23,497,496
Government National Mortgage Association(l)
CMO Series 2006-26 Class
06/20/2036	0.000%	25,360	23,429
Government National Mortgage Association(b),(d)
CMO Series 2013-124 Class SB
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/20/2041	6.039%	303,402	7,761
Government National Mortgage Association TBA(i)
05/18/2047- 06/22/2050	2.500%	45,525,000	46,829,026
05/20/2051	2.000%	65,925,000	66,420,725
Uniform Mortgage-Backed Security TBA(i)
05/18/2036	1.500%	41,700,000	41,809,897
05/18/2036- 05/13/2051	2.000%	518,750,000	517,956,053
05/13/2051	2.500%	126,225,000	129,166,141
Total Residential Mortgage-Backed Securities - Agency (Cost $1,229,142,044)			1,244,228,594

Residential Mortgage-Backed Securities - Non-Agency 5.3%

Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates(b)
CMO Series 2005-R8 Class M3
1-month USD LIBOR + 0.765% Floor 0.770% 10/25/2035	0.883%	15,086,309	14,973,815
Asset-Backed Funding Certificates Trust(b)
CMO Series 2005-HE1 Class M1
1-month USD LIBOR + 0.630% Floor 0.630% 03/25/2035	0.748%	836,641	836,137
Banc of America Funding Trust(b)
CMO Series 2006-G Class 2A1
1-month USD LIBOR + 0.220% Floor 0.220%, Cap 10.500% 07/20/2036	0.551%	588,285	587,912
BCAP LLC Trust(b)
CMO Series 2007-AA1 Class 2A1
1-month USD LIBOR + 0.180% Floor 0.180% 03/25/2037	0.298%	6,903,003	6,727,591

CTIVP® – TCW Core Plus Bond Fund | Quarterly Report 2021	45

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BCAP LLC Trust(a),(c)
CMO Series 2013-RR5 Class 2A1
03/26/2037	2.807%	299,904	301,470
CIM Group(a),(c)
CMO Series 2020-R7 Class A1A
12/27/2061	2.250%	13,070,767	12,957,270
CIM Trust(a),(c)
CMO Series 2019-R4 Class A1
10/25/2059	3.000%	10,400,515	10,145,825
CMO Series 2020-R3 Class A1A
01/26/2060	4.000%	12,007,395	11,227,499
CMO Series 2020-R4 Class A1A
06/25/2060	3.300%	13,091,929	12,958,115
CMO Series 2020-R6 Class A1A
12/25/2060	2.250%	7,812,562	7,699,808
CIT Mortgage Loan Trust(a),(b)
CMO Series 2007-1 Class 2A3
1-month USD LIBOR + 1.450% Floor 1.450% 10/25/2037	1.568%	3,441,334	3,459,341
Citigroup Mortgage Loan Trust, Inc.(a),(c)
CMO Series 2015-6 Class 2A1
12/25/2035	0.660%	198,212	197,888
CitiMortgage Alternative Loan Trust
CMO Series 2006-A5 Class 1A12
10/25/2036	6.000%	1,491,387	1,485,952
Countrywide Alternative Loan Trust(b)
CMO Series 2005-76 Class 1A1
1-year MTA + 1.480% Floor 1.480% 01/25/2036	1.628%	3,608,442	3,559,409
Countrywide Alternative Loan Trust(c)
CMO Series 2006-HY12 Class A5
08/25/2036	3.232%	5,030,300	5,042,659
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates(c)
CMO Series 2004-AR5 Class 2A1
06/25/2034	3.533%	648,143	684,247
Credit Suisse Mortgage Capital Certificates(a),(c)
CMO Series 2015-5R Class 1A1
09/27/2046	1.420%	2,231,817	2,144,929
Credit Suisse Mortgage Capital Certificates(a),(b)
CMO Series 2015-5R Class 2A1
1-month USD LIBOR + 0.280% Floor 0.280% 04/27/2047	0.410%	637,058	632,449
CSMC Trust(a),(c)
CMO Series 2018-RPL9 Class A
09/25/2057	3.850%	8,523,831	9,068,098
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CWABS Asset-Backed Certificates Trust(b)
CMO Series 2006-14 Class 2A3
1-month USD LIBOR + 0.240% Floor 0.240% 02/25/2037	0.358%	4,753,582	4,626,827
First Horizon Alternative Mortgage Securities Trust(c)
CMO Series 2005-AA10 Class 2A1
12/25/2035	2.297%	1,899,094	1,743,410
CMO Series 2005-AA7 Class 2A1
09/25/2035	2.376%	1,274,854	1,247,147
CMO Series 2005-AA8 Class 2A1
10/25/2035	2.338%	2,459,303	1,964,659
First Horizon Alternative Mortgage Securities Trust
CMO Series 2006-FA8 Class 1A11
02/25/2037	6.000%	910,283	575,405
GMAC Mortgage Loan Trust(c)
CMO Series 2005-AR6 Class 2A1
11/19/2035	3.308%	1,527,541	1,519,706
GS Mortgage-Backed Securities Trust(a)
CMO Series 2018-RPL1 Class A1A
10/25/2057	3.750%	8,432,706	8,530,964
GSR Mortgage Loan Trust(c)
CMO Series 2005-AR6 Class 4A5
09/25/2035	2.978%	320,432	321,763
HarborView Mortgage Loan Trust(b)
CMO Series 2006-10 Class 1A1A
1-month USD LIBOR + 0.200% Floor 0.200% 11/19/2036	0.310%	11,011,626	10,258,750
IndyMac Index Mortgage Loan Trust(b)
CMO Series 2006-AR27 Class 1A3
1-month USD LIBOR + 0.270% Floor 0.270%, Cap 10.500% 10/25/2036	0.388%	4,278,971	2,460,677
JPMorgan Mortgage Acquisition Trust(b)
CMO Series 2006-FRE1 Class M1
1-month USD LIBOR + 0.390% Floor 0.390% 05/25/2035	0.703%	8,997,380	8,954,234
Long Beach Mortgage Loan Trust(b)
CMO Series 2006-10 Class 1A
1-month USD LIBOR + 0.150% Floor 0.150% 11/25/2036	0.268%	5,407,196	4,022,113
Merrill Lynch First Franklin Mortgage Loan Trust(b)
CMO Series 2007-2 Class A2C
1-month USD LIBOR + 0.240% Floor 0.240% 05/25/2037	0.358%	3,929,668	2,964,163

46	CTIVP® – TCW Core Plus Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Merrill Lynch Mortgage-Backed Securities Trust(b)
CMO Series 2007-2 Class 1A1
1-year CMT + 2.400% Floor 2.400% 08/25/2036	2.548%	1,130,471	1,073,116
Morgan Stanley Mortgage Loan Trust(b)
CMO Series 2005-2AR Class A
1-month USD LIBOR + 0.260% Floor 0.260%, Cap 11.000% 04/25/2035	0.378%	880,799	873,933
MortgageIT Trust(b)
CMO Series 2005-4 Class A1
1-month USD LIBOR + 0.280% Floor 0.280%, Cap 11.500% 10/25/2035	0.678%	2,179,675	2,173,018
Nationstar Home Equity Loan Trust(b)
CMO Series 2006-B Class AV4
1-month USD LIBOR + 0.280% Floor 0.280% 09/25/2036	0.398%	2,176,243	2,170,372
New Century Home Equity Loan Trust(b)
CMO Series 2005-1 Class M1
1-month USD LIBOR + 0.675% Floor 0.675%, Cap 12.500% 03/25/2035	0.793%	6,899,950	6,806,644
Option One Mortgage Loan Trust(b)
CMO Series 2006-1 Class 1A1
1-month USD LIBOR + 0.220% Floor 0.220% 01/25/2036	0.558%	4,547,911	4,344,987
RALI Trust(c)
CMO Series 2005-QA8 Class CB21
07/25/2035	3.601%	1,221,673	913,942
Structured Asset Mortgage Investments II Trust(b)
CMO Series 2006-AR3 Class 12A1
1-month USD LIBOR + 0.220% Floor 0.220%, Cap 10.500% 05/25/2036	0.558%	6,217,367	6,014,057
WaMu Mortgage Pass-Through Certificates Trust(c)
CMO Series 2003-AR10 Class A7
10/25/2033	2.565%	510,693	521,143
CMO Series 2003-AR9 Class 1A6
09/25/2033	2.768%	415,782	420,148
CMO Series 2005-AR4 Class A5
04/25/2035	3.270%	704,654	707,772
CMO Series 2007-HY2 Class 1A1
12/25/2036	3.205%	2,478,177	2,434,497
WaMu Mortgage Pass-Through Certificates Trust(b)
CMO Series 2005-AR15 Class A1A1
1-month USD LIBOR + 0.260% 11/25/2045	0.629%	2,298,959	2,261,908
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2006-AR11 Class 1A
1-year MTA + 0.960% Floor 0.960% 09/25/2046	1.108%	4,464,502	4,179,020
CMO Series 2006-AR4 Class 1A1A
1-year MTA + 0.940% Floor 0.940% 05/25/2046	1.088%	2,888,799	2,888,614
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $191,203,857)			191,663,403

Senior Loans 1.5%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.0%
TransDigm, Inc.(b),(m)
Tranche E Term Loan
1-month USD LIBOR + 2.250% 05/30/2025	2.359%	931,160	911,280
Airlines 0.0%
American Airlines, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 1.750% 01/29/2027	1.859%	495,000	450,787
Automotive 0.1%
Clarios Global LP(b),(m),(n)
1st Lien Term Loan
1-month USD LIBOR + 3.250% 04/30/2026	3.359%	2,480,331	2,452,428
Cable and Satellite 0.1%
Charter Communications Operating LLC/Safari LLC(b),(m)
Tranche B2 Term Loan
3-month USD LIBOR + 1.750% 02/01/2027	1.860%	246,867	245,509
CSC Holdings LLC(b),(m)
Term Loan
3-month USD LIBOR + 2.250% 07/17/2025	2.356%	648,316	638,727
3-month USD LIBOR + 2.250% 01/15/2026	2.356%	1,372,000	1,351,420
Virgin Media Bristol LLC(b),(m),(n)
Tranche N Term Loan
3-month USD LIBOR + 2.500% 01/31/2028	2.606%	1,750,000	1,732,903
Total			3,968,559

CTIVP® – TCW Core Plus Bond Fund | Quarterly Report 2021	47

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.1%
Avantor Funding, Inc.(b),(m)
Tranche B4 Term Loan
1-month USD LIBOR + 2.250% Floor 1.000% 11/08/2027	3.250%	2,394,000	2,392,803
Consumer Cyclical Services 0.0%
Spin Holdco Inc./Coinmach(b),(m),(n)
Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 03/04/2028	4.750%	750,000	743,032
Consumer Products 0.1%
Acuity Specialty Products, Inc./Zep, Inc.(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 08/12/2024	5.000%	2,658,114	2,624,887
Electric 0.0%
Homer City Generation LP(b),(m)
Term Loan
3-month USD LIBOR + 13.000% Floor 1.000% 04/05/2023	15.000%	278,760	196,991
Vistra Operations Co., LLC(b),(m)
Term Loan
3-month USD LIBOR + 1.750% 12/31/2025	1.858%	345,207	342,525
Total			539,516
Environmental 0.0%
Clean Harbors, Inc.(b),(m)
Term Loan
3-month USD LIBOR + 1.750% 06/28/2024	1.859%	340,278	340,278
GFL Environmental, Inc.(b),(m)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 05/30/2025	3.500%	795,333	795,333
Total			1,135,611
Finance Companies 0.1%
Avolon Borrower 1 LLC(b),(m)
Tranche B3 Term Loan
3-month USD LIBOR + 1.750% Floor 0.750% 01/15/2025	2.500%	175,812	175,076
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Delos Finance SARL(b),(m)
Term Loan
3-month USD LIBOR + 1.750% 10/06/2023	1.953%	1,625,500	1,620,851
Total			1,795,927
Gaming 0.1%
Caesars Resort Collection LLC(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 12/23/2024	2.859%	3,640,593	3,584,455
Churchill Downs, Inc.(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 12/27/2024	2.110%	388,944	386,514
Total			3,970,969
Health Care 0.1%
Change Healthcare Holdings LLC(b),(m)
Term Loan
3-month USD LIBOR + 2.500% Floor 1.000% 03/01/2024	3.500%	1,146,606	1,144,783
Gentiva Health Services, Inc.(b),(m)
Tranche B1 1st Lien Term Loan
1-month USD LIBOR + 2.750% 07/02/2025	2.875%	2,409,900	2,392,837
IQVIA, Inc./Quintiles IMS(b),(m)
Tranche B2 Term Loan
3-month USD LIBOR + 1.750% 01/17/2025	1.859%	437,531	434,797
Total			3,972,417
Media and Entertainment 0.1%
Sinclair Television Group, Inc.(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 01/03/2024	2.360%	1,600,000	1,588,000
Other Industry 0.0%
PowerTeam Services LLC(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 03/06/2025	4.250%	457,355	452,640
Packaging 0.1%
Berry Global, Inc.(b),(m),(n)
Tranche Z Term Loan
1-month USD LIBOR + 1.750% 07/01/2026	1.898%	2,870,316	2,844,741

48	CTIVP® – TCW Core Plus Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Pactiv Evergreen Inc.(b),(m)
Tranche B1 Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 02/05/2023	2.859%	400,909	398,969
Total			3,243,710
Pharmaceuticals 0.3%
Bausch Health Companies, Inc.(b),(m)
Term Loan
3-month USD LIBOR + 3.000% 06/02/2025	3.109%	3,948,958	3,933,991
Elanco Animal Health, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 1.750% 08/01/2027	1.865%	3,519,509	3,470,483
Grifols Worldwide Operations Ltd.(b),(m),(n)
Tranche B Term Loan
1-month USD LIBOR + 2.000% 11/15/2027	2.081%	3,000,000	2,964,900
Total			10,369,374
Property & Casualty 0.2%
AmWINS Group, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 2.250% Floor 0.750% 02/19/2028	3.000%	3,496,250	3,467,860
KWOR Acquisition, Inc.(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 06/03/2026	4.109%	1,880,216	1,856,713
Total			5,324,573
Restaurants 0.0%
New Red Finance, Inc./Burger King/Tim Hortons(b),(m)
Tranche B4 Term Loan
3-month USD LIBOR + 1.750% 11/19/2026	1.859%	536,699	526,469
Technology 0.0%
SS&C Technologies Holdings, Inc.(b),(m)
Tranche B3 Term Loan
1-month USD LIBOR + 1.750% 04/16/2025	1.859%	239,380	236,610
Tranche B4 Term Loan
3-month USD LIBOR + 1.750% 04/16/2025	1.859%	178,734	176,666
Total			413,276
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Wireless 0.0%
SBA Senior Finance II LLC(b),(m)
Term Loan
3-month USD LIBOR + 1.750% 04/11/2025	1.860%	1,414,987	1,397,244
Wirelines 0.1%
Lumen Technologies, Inc.(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 2.250% 03/15/2027	2.359%	246,875	243,989
Telenet Financing USD LLC(b),(m)
Term Loan
6-month USD LIBOR + 2.000% 04/30/2028	2.106%	750,000	739,875
Zayo Group Holdings, Inc.(b),(m),(n)
Term Loan
1-month USD LIBOR + 3.000% 03/09/2027	3.109%	3,730,724	3,698,005
Total			4,681,869
Total Senior Loans (Cost $52,962,927)			52,955,371

U.S. Treasury Obligations 26.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
01/31/2023	0.125%	172,855,000	172,767,222
02/28/2023	0.125%	220,690,000	220,552,069
03/31/2023	0.125%	73,595,000	73,546,128
02/28/2026	0.500%	110,615,000	108,437,267
03/31/2026	0.750%	136,170,000	134,967,875
02/15/2031	1.125%	76,212,000	71,967,655
02/15/2041	1.875%	43,207,000	40,243,270
11/15/2050	1.625%	47,331,000	39,484,408
02/15/2051	1.875%	123,811,000	109,901,608
Total U.S. Treasury Obligations (Cost $985,960,988)			971,867,502

Money Market Funds 23.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.067%(o),(p)	834,662,401	834,578,935
Total Money Market Funds (Cost $834,578,935)		834,578,935
Total Investments in Securities (Cost: $4,364,873,373)		4,393,071,087
Other Assets & Liabilities, Net		(778,077,464)
Net Assets		3,614,993,623

CTIVP® – TCW Core Plus Bond Fund | Quarterly Report 2021	49

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2021 (Unaudited)
At March 31, 2021, securities and/or cash totaling $12,228,000 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	2,904	06/2021	USD	358,349,064	—	(3,840,888)
U.S. Ultra Bond 10-Year Note	129	06/2021	USD	18,535,688	—	(486,147)
U.S. Ultra Treasury Bond	302	06/2021	USD	54,728,063	—	(2,211,765)
Total					—	(6,538,800)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	(93)	06/2021	USD	(20,527,570)	19,434	—
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2021, the total value of these securities amounted to $451,424,688, which represents 12.49% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of March 31, 2021.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2021.
(d)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(e)	Non-income producing investment.
(f)	Valuation based on significant unobservable inputs.
(g)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2021.
(h)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At March 31, 2021, the total value of these securities amounted to $7,540,398, which represents 0.21% of total net assets.
(i)	Represents a security purchased on a when-issued basis.
(j)	Principal and interest may not be guaranteed by a governmental entity.
(k)	Income from this security may be subject to alternative minimum tax.
(l)	Represents principal only securities which have the right to receive the principal portion only on an underlying pool of mortgage loans.
(m)	The stated interest rate represents the weighted average interest rate at March 31, 2021 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(n)	Represents a security purchased on a forward commitment basis.
(o)	The rate shown is the seven-day current annualized yield at March 31, 2021.
(p)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.067%
	479,955,063	1,356,687,631	(1,002,063,759)	—	834,578,935	—	169,432	834,662,401
50	CTIVP® – TCW Core Plus Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, March 31, 2021 (Unaudited)
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
MTA	Monthly Treasury Average
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
CTIVP® – TCW Core Plus Bond Fund | Quarterly Report 2021	51

Portfolio of Investments
CTIVP® – Wells Fargo Short Duration Government Fund, March 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 10.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2019-1A Class A
03/20/2023	3.450%	8,469,000	8,660,077
Ford Credit Auto Owner Trust(a)
Series 2018-2 Class A
01/15/2030	3.470%	1,952,000	2,079,325
Navient Private Education Loan Trust(a)
Series 2017-A Class A2A
12/16/2058	2.880%	2,134,748	2,152,342
Series 2020-IA Class A1A
04/15/2069	1.330%	14,364,804	14,130,636
Navient Private Education Refi Loan Trust(a)
Series 2020-DA Class A
05/15/2069	1.690%	17,041,348	17,187,936
Series 2020-HA Class A
01/15/2069	1.310%	4,346,944	4,368,815
Series 2021-A Class A
05/15/2069	0.840%	1,720,013	1,713,745
Series 2021-BA Class A
07/15/2069	0.940%	2,313,000	2,308,152
Nelnet Student Loan Trust(b)
Series 2004-4 Class A5
3-month USD LIBOR + 0.160% Floor 0.160% 01/25/2037	0.378%	7,115,536	7,033,083
Nelnet Student Loan Trust(a),(b)
Series 2012-1A Class A
1-month USD LIBOR + 0.800% Floor 0.800% 12/27/2039	0.918%	6,553,084	6,553,083
Series 2016-1A Class A
1-month USD LIBOR + 0.800% 09/25/2065	0.918%	5,828,200	5,821,366
SLC Student Loan Trust(b)
Series 2010-1 Class A
3-month USD LIBOR + 0.875% Floor 0.875% 11/25/2042	1.063%	2,037,176	2,047,933
SLM Student Loan Trust(b)
Series 2005-6 Class A6
3-month USD LIBOR + 0.140% 10/27/2031	0.358%	2,073,546	2,052,880
Series 2012-3 Class A
1-month USD LIBOR + 0.650% 12/27/2038	0.768%	5,665,124	5,689,424
SMB Private Education Loan Trust(a)
Series 2015-A Class A2A
06/15/2027	2.490%	964,012	974,105
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2016-B Class A2A
02/17/2032	2.430%	84,669	86,673
Series 2020-BA Class A1A
07/15/2053	1.290%	12,108,462	12,112,861
Series 2021-A Class APT1
01/15/2053	1.070%	10,500,846	10,387,557
SMB Private Education Loan Trust(a),(b)
Series 2016-B Class A2B
1-month USD LIBOR + 1.450% 02/17/2032	1.556%	1,845,140	1,864,504
SoFi Professional Loan Program LLC(a),(b)
Series 2016-C Class A1
1-month USD LIBOR + 1.100% 10/27/2036	1.218%	523,571	525,956
Series 2016-D Class A1
1-month USD LIBOR + 0.950% 01/25/2039	1.068%	1,049,088	1,053,283
Series 2016-E Class A1
1-month USD LIBOR + 0.850% 07/25/2039	0.968%	1,032,658	1,031,303
Series 2017-A Class A1
1-month USD LIBOR + 0.700% Floor 0.700% 03/26/2040	0.818%	673,740	673,106
Series 2017-C Class A1
1-month USD LIBOR + 0.600% 07/25/2040	0.718%	750,567	748,823
SoFi Professional Loan Program LLC(a)
Series 2017-E Class A2B
11/26/2040	2.720%	2,510,666	2,538,962
SoFi Professional Loan Program Trust(a)
Series 2020-C Class AFX
02/15/2046	1.950%	3,687,348	3,737,383
Total Asset-Backed Securities — Non-Agency (Cost $117,390,038)			117,533,313

Commercial Mortgage-Backed Securities - Non-Agency 0.1%

Citigroup Commercial Mortgage Trust
Series 2014-GC25 Class AAB
10/10/2047	3.371%	1,099,108	1,145,565
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $1,110,857)			1,145,565

52	CTIVP® – Wells Fargo Short Duration Government Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
CTIVP® – Wells Fargo Short Duration Government Fund, March 31, 2021 (Unaudited)
Corporate Bonds & Notes 0.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 0.6%
Swedbank AB(a)
03/18/2024	0.850%	6,455,000	6,468,318
Total Corporate Bonds & Notes (Cost $6,451,191)			6,468,318

Residential Mortgage-Backed Securities - Agency 57.7%

Federal Home Loan Mortgage Corp.
11/01/2030- 03/01/2031	3.500%	37,760,498	40,781,820
10/01/2032	3.000%	24,789,523	26,503,860
11/01/2048	4.500%	12,315,080	13,661,838
07/01/2049	4.000%	14,662,903	16,068,211
CMO Series 4426 Class QC
07/15/2037	1.750%	14,269,706	14,782,848
CMO Series 4891 Class PA
07/15/2048	3.500%	6,031,930	6,289,336
CMO Series 5102 Class MA
04/25/2051	1.500%	13,738,937	13,746,783
Federal Home Loan Mortgage Corp.(b)
12-month USD LIBOR + 1.846% Cap 8.451% 05/01/2042	3.287%	1,382,223	1,468,753
12-month USD LIBOR + 1.650% Cap 7.344% 03/01/2043	2.344%	3,757,647	3,887,688
12-month USD LIBOR + 1.638% Floor 1.638%, Cap 7.853% 07/01/2047	2.852%	10,705,050	11,179,086
12-month USD LIBOR + 1.641% Cap 7.828% 05/01/2049	2.827%	25,944,730	27,088,483
Federal National Mortgage Association
12/01/2030- 10/01/2035	2.000%	35,533,162	36,617,170
04/01/2035- 12/01/2035	3.000%	21,828,920	23,595,968
06/01/2035- 07/01/2043	3.500%	12,061,128	13,229,747
02/01/2036- 10/01/2050	2.500%	19,582,349	20,388,499
10/01/2040- 12/01/2049	5.000%	51,814,965	58,576,428
07/01/2048- 11/01/2049	4.500%	26,890,683	29,970,508
06/01/2049	5.500%	17,515,261	20,243,712
CMO Series 2015-57 Class AB
08/25/2045	3.000%	3,073,597	3,279,969
CMO Series 2019-33 Class MA
07/25/2055	3.500%	12,340,760	13,065,472
CMO Series 2020-48 Class AB
07/25/2050	2.000%	22,023,447	22,572,630
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-48 Class DA
07/25/2050	2.000%	14,668,775	14,943,351
Federal National Mortgage Association(b)
12-month USD LIBOR + 1.685% Floor 1.685%, Cap 7.426% 11/01/2042	2.426%	6,105,078	6,435,455
12-month USD LIBOR + 1.579% Floor 1.579%, Cap 7.765% 06/01/2045	2.765%	2,862,472	2,985,051
12-month USD LIBOR + 1.563% Floor 1.563%, Cap 7.478% 09/01/2045	2.478%	5,344,719	5,539,875
12-month USD LIBOR + 1.586% Floor 1.586%, Cap 7.691% 01/01/2046	2.692%	6,265,596	6,546,114
12-month USD LIBOR + 1.575% Floor 1.575%, Cap 7.706% 02/01/2046	2.706%	8,442,867	8,858,388
12-month USD LIBOR + 1.600% Floor 1.600%, Cap 7.859% 04/01/2046	2.859%	6,515,791	6,788,770
1-year CMT + 2.037% Floor 2.037%, Cap 9.960% 03/01/2049	3.960%	7,667,278	8,026,667
Government National Mortgage Association
09/20/2044- 04/20/2048	4.000%	22,346,980	24,314,921
03/20/2048- 04/20/2049	4.500%	21,946,473	23,994,697
03/20/2048- 05/20/2049	5.000%	31,774,113	35,309,057
01/20/2049- 05/20/2049	5.500%	32,480,739	35,786,412
CMO Series 2017-99 Class DE
07/20/2045	2.500%	7,688,371	7,886,856
CMO Series 2018-36 Class KC
02/20/2046	3.000%	6,448,444	6,793,378
CMO Series 2019-132 Class NA
09/20/2049	3.500%	2,009,263	2,067,477
CMO Series 2020-11 Class ME
02/20/2049	2.500%	18,170,475	18,983,284
CMO Series 2021-23 Class MG
02/20/2051	1.500%	25,868,197	26,162,905
Government National Mortgage Association(c)
CMO Series 2011-137 Class WA
07/20/2040	5.576%	2,021,579	2,362,714
Uniform Mortgage-Backed Security TBA(d)
04/19/2036	2.000%	2,000,000	2,051,953
Total Residential Mortgage-Backed Securities - Agency (Cost $652,135,811)			662,836,134

CTIVP® – Wells Fargo Short Duration Government Fund | Quarterly Report 2021	53

Portfolio of Investments   (continued)
CTIVP® – Wells Fargo Short Duration Government Fund, March 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency 5.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Angel Oak Mortgage Trust(a),(c)
CMO Series 2021-1 Class A1
01/25/2066	0.909%	7,778,260	7,691,616
Angel Oak Mortgage Trust I LLC(a),(c)
CMO Series 2019-2 Class A1
03/25/2049	3.628%	2,648,764	2,710,013
Angel Oak Mortgage Trust LLC(a),(c)
CMO Series 2020-5 Class A1
05/25/2065	1.373%	3,063,508	3,072,657
Bunker Hill Loan Depositary Trust(a),(c)
CMO Series 2019-2 Class A1
07/25/2049	2.879%	4,677,488	4,788,934
GCAT LLC(a)
CMO Series 2019-NQM1 Class A1
02/25/2059	2.985%	3,873,742	3,882,568
Mello Warehouse Securitization Trust(a),(b)
CMO Series 2020-1 Class A
1-month USD LIBOR + 0.900% Floor 0.900% 10/25/2053	1.009%	9,000,000	9,001,743
CMO Series 2020-2 Class A
1-month USD LIBOR + 0.800% Floor 0.800% 11/25/2053	0.909%	9,395,000	9,393,938
CMO Series 2021-1 Class A
1-month USD LIBOR + 0.700% Floor 0.700% 02/25/2055	0.809%	6,699,000	6,643,226
Verus Securitization Trust(a),(c)
CMO Series 2019-2 Class A1
05/25/2059	3.211%	4,405,940	4,433,581
CMO Series 2019-4 Class A1
11/25/2059	2.642%	3,742,801	3,810,144
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-INV2 Class A1
07/25/2059	2.913%	6,250,388	6,362,575
CMO Series 2020-5 Class A1
05/25/2065	1.218%	4,303,658	4,297,429
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $65,838,031)			66,088,424

U.S. Treasury Obligations 24.4%

U.S. Treasury
05/15/2022	2.125%	22,222,000	22,727,203
05/31/2022	0.125%	51,556,000	51,572,111
09/30/2022	0.125%	63,024,000	63,019,077
10/31/2022	0.125%	60,418,000	60,410,920
12/31/2022	0.125%	5,797,000	5,794,509
01/31/2023	0.125%	8,744,000	8,739,560
02/28/2023	0.125%	22,879,000	22,864,701
03/31/2023	0.125%	39,217,000	39,190,957
01/15/2024	0.125%	735,000	731,210
03/15/2024	0.250%	5,461,000	5,446,494
Total U.S. Treasury Obligations (Cost $280,420,158)			280,496,742

Money Market Funds 2.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.067%(e),(f)	30,227,134	30,224,111
Total Money Market Funds (Cost $30,224,111)		30,224,111
Total Investments in Securities (Cost: $1,153,570,197)		1,164,792,607
Other Assets & Liabilities, Net		(16,448,052)
Net Assets		1,148,344,555

At March 31, 2021, securities and/or cash totaling $2,042,000 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	1,856	06/2021	USD	409,668,499	—	(378,872)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	(728)	06/2021	USD	(89,834,063)	1,156,095	—
U.S. Ultra Bond 10-Year Note	(372)	06/2021	USD	(53,451,750)	1,793,865	—
Total					2,949,960	—
54	CTIVP® – Wells Fargo Short Duration Government Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
CTIVP® – Wells Fargo Short Duration Government Fund, March 31, 2021 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2021, the total value of these securities amounted to $173,266,735, which represents 15.09% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of March 31, 2021.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2021.
(d)	Represents a security purchased on a when-issued basis.
(e)	The rate shown is the seven-day current annualized yield at March 31, 2021.
(f)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.067%
	15,603,818	277,067,971	(262,447,678)	—	30,224,111	—	5,750	30,227,134
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
CTIVP® – Wells Fargo Short Duration Government Fund | Quarterly Report 2021	55

Portfolio of Investments
CTIVP® – Westfield Mid Cap Growth Fund, March 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.9%
Issuer	Shares	Value ($)
Communication Services 4.9%
Entertainment 3.1%
Live Nation Entertainment, Inc.(a)	76,870	6,507,046
Roku, Inc.(a)	15,820	5,153,681
Total		11,660,727
Media 1.8%
Fox Corp., Class A	188,170	6,794,819
Total Communication Services		18,455,546
Consumer Discretionary 13.6%
Hotels, Restaurants & Leisure 2.8%
Chipotle Mexican Grill, Inc.(a)	7,512	10,673,200
Internet & Direct Marketing Retail 2.6%
Etsy, Inc.(a)	19,420	3,916,431
Expedia Group, Inc.(a)	33,020	5,683,403
Total		9,599,834
Specialty Retail 6.1%
Ross Stores, Inc.	71,990	8,632,321
Ulta Beauty, Inc.(a)	23,538	7,277,243
Williams-Sonoma, Inc.	40,270	7,216,384
Total		23,125,948
Textiles, Apparel & Luxury Goods 2.1%
Tapestry, Inc.(a)	193,531	7,975,412
Total Consumer Discretionary		51,374,394
Financials 5.7%
Capital Markets 2.0%
MSCI, Inc.	17,625	7,389,810
Consumer Finance 1.8%
Synchrony Financial	169,860	6,906,508
Insurance 1.9%
Arthur J Gallagher & Co.	58,220	7,264,109
Total Financials		21,560,427
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 22.0%
Biotechnology 5.9%
Ascendis Pharma A/S ADR(a)	44,070	5,679,741
BioMarin Pharmaceutical, Inc.(a)	83,600	6,312,636
Rocket Pharmaceuticals, Inc.(a)	47,240	2,096,039
Seagen, Inc.(a)	58,250	8,088,595
Total		22,177,011
Health Care Equipment & Supplies 11.9%
Cooper Companies, Inc. (The)	20,839	8,004,052
DexCom, Inc.(a)	24,820	8,920,060
IDEXX Laboratories, Inc.(a)	22,985	11,246,790
Insulet Corp.(a)	26,228	6,843,410
Masimo Corp.(a)	23,330	5,357,968
STERIS PLC	24,780	4,720,094
Total		45,092,374
Life Sciences Tools & Services 4.2%
ICON PLC(a)	30,910	6,069,796
Mettler-Toledo International, Inc.(a)	8,591	9,928,533
Total		15,998,329
Total Health Care		83,267,714
Industrials 16.4%
Aerospace & Defense 3.7%
Teledyne Technologies, Inc.(a)	13,195	5,458,112
TransDigm Group, Inc.(a)	14,323	8,420,778
Total		13,878,890
Building Products 3.0%
AZEK Co., Inc. (The)(a)	133,031	5,593,954
Trane Technologies PLC	35,330	5,849,235
Total		11,443,189
Commercial Services & Supplies 1.2%
Waste Connections, Inc.	42,020	4,537,320
Electrical Equipment 3.9%
AMETEK, Inc.	52,760	6,739,035
Rockwell Automation, Inc.	30,285	8,038,850
Total		14,777,885
56	CTIVP® – Westfield Mid Cap Growth Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
CTIVP® – Westfield Mid Cap Growth Fund, March 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 1.6%
IDEX Corp.	29,360	6,145,635
Professional Services 3.0%
CoStar Group, Inc.(a)	8,052	6,617,858
TransUnion	53,414	4,807,260
Total		11,425,118
Total Industrials		62,208,037
Information Technology 31.5%
IT Services 9.4%
Cognizant Technology Solutions Corp., Class A	83,836	6,549,268
FleetCor Technologies, Inc.(a)	30,589	8,217,123
Global Payments, Inc.	47,780	9,631,493
MongoDB, Inc.(a)	13,570	3,629,025
Twilio, Inc., Class A(a)	22,760	7,755,698
Total		35,782,607
Semiconductors & Semiconductor Equipment 4.1%
Microchip Technology, Inc.	56,170	8,718,707
Xilinx, Inc.	53,640	6,645,996
Total		15,364,703
Software 16.3%
Fortinet, Inc.(a)	55,210	10,181,828
HubSpot, Inc.(a)	13,840	6,286,267
Lightspeed POS, Inc.(a)	80,429	5,051,746
NiCE Ltd., ADR(a)	23,030	5,019,849
Nutanix, Inc., Class A(a)	195,661	5,196,756
Palo Alto Networks, Inc.(a)	18,540	5,970,992
Common Stocks (continued)
Issuer	Shares	Value ($)
RingCentral, Inc., Class A(a)	16,500	4,915,020
Splunk, Inc.(a)	44,407	6,016,260
Zendesk, Inc.(a)	97,210	12,891,990
Total		61,530,708
Technology Hardware, Storage & Peripherals 1.7%
NCR Corp.(a)	171,090	6,492,866
Total Information Technology		119,170,884
Materials 2.1%
Chemicals 2.1%
Celanese Corp., Class A	52,760	7,903,976
Total Materials		7,903,976
Real Estate 1.7%
Equity Real Estate Investment Trusts (REITS) 1.7%
Essex Property Trust, Inc.	24,330	6,613,867
Total Real Estate		6,613,867
Total Common Stocks (Cost $284,164,964)		370,554,845

Money Market Funds 2.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.067%(b),(c)	7,788,484	7,787,705
Total Money Market Funds (Cost $7,787,705)		7,787,705
Total Investments in Securities (Cost: $291,952,669)		378,342,550
Other Assets & Liabilities, Net		(8,291)
Net Assets		378,334,259

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2021.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.067%
	3,570,640	72,328,728	(68,111,663)	—	7,787,705	—	1,731	7,788,484
CTIVP® – Westfield Mid Cap Growth Fund | Quarterly Report 2021	57

Portfolio of Investments   (continued)
CTIVP® – Westfield Mid Cap Growth Fund, March 31, 2021 (Unaudited)
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
58	CTIVP® – Westfield Mid Cap Growth Fund | Quarterly Report 2021

Portfolio of Investments
Variable Portfolio – Partners Core Bond Fund, March 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Agency 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
COLT Mortgage Loan Trust
Series 2019
11/25/2049	2.579%	895,998	903,849
Total Asset-Backed Securities — Agency (Cost $895,991)			903,849

Asset-Backed Securities — Non-Agency 7.5%

Academic Loan Funding Trust(a),(b)
Series 2013-1A Class A
1-month USD LIBOR + 0.800% Floor 0.800% 12/26/2044	0.918%	754,558	751,929
American Tower Trust I(a)
Series 13 Class 2A
03/15/2023	3.070%	1,900,000	1,922,141
AmeriCredit Automobile Receivables Trust
Series 2017-1 Class C
08/18/2022	2.710%	208,039	208,829
Series 2020-1 Class A2A
03/20/2023	1.100%	210,920	211,326
Series 2020-2 Class A2A
12/18/2023	0.600%	2,629,058	2,633,006
Series 2020-3 Class A3
06/18/2025	0.530%	2,110,000	2,109,076
Subordinated Series 2017-1 Class D
01/18/2023	3.130%	1,332,000	1,348,443
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2017-1A Class A
09/20/2023	3.070%	613,000	632,442
Series 2019-3A Class A
03/20/2026	2.360%	1,653,000	1,721,321
Business Jet Securities LLC(a)
Series 2019-1 Class A
07/15/2034	4.212%	3,243,217	3,301,798
Series 2021-1A Class A
04/15/2036	2.162%	2,510,000	2,502,358
Capital One Multi-Asset Execution Trust(b)
Series 2016-A2 Class A2
1-month USD LIBOR + 0.630% 02/15/2024	0.736%	3,368,000	3,368,916
Series 2016-A7 Class A7
1-month USD LIBOR + 0.510% 09/16/2024	0.616%	2,004,000	2,010,088
Cars Net Lease Mortgage Notes(a)
Series 2020-1A Class A3
12/15/2050	3.100%	858,925	861,442
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Carvana Auto Receivables Trust(a)
Series 2019-2A Class A3
03/15/2023	2.580%	629,117	630,082
Series 2019-2A Class C
06/17/2024	3.000%	4,000,000	4,109,254
Subordinated Series 2019-3A Class D
04/15/2025	3.040%	4,440,000	4,602,179
Chase Funding Trust(b)
Series 2003-2 Class 2A2
1-month USD LIBOR + 0.560% Floor 0.560% 02/25/2033	0.678%	608,384	588,507
Chase Funding Trust(c)
Series 2003-4 Class 1A5
05/25/2033	5.916%	265,639	272,193
Series 2003-6 Class 1A5
11/25/2034	5.850%	214,339	224,569
College Ave Student Loans LLC(a),(b)
Series 2017-A Class A1
1-month USD LIBOR + 1.650% Floor 1.650% 11/26/2046	1.768%	669,601	680,177
College Ave Student Loans LLC(a)
Series 2021-A Class A2
07/25/2051	1.600%	2,127,000	2,110,093
College Ave. Student Loans LLC(a)
Series 2018-A Class A2
12/26/2047	4.130%	588,682	622,517
Series 2019-A Class A2
12/28/2048	3.280%	1,411,072	1,465,364
Conix Mortgage Asset Trust(a),(d),(e),(f)
Series 2013-1 Class A
12/25/2047	0.000%	1,078,519	17,041
COOF Securitization Trust Ltd.(a),(c),(g)
CMO Series 2014-1 Class A
06/25/2040	3.313%	510,146	42,382
Credit Acceptance Auto Loan Trust(a)
Series 2021-2A Class A
02/15/2030	0.960%	1,250,000	1,244,719
Subordinated Series 2020-1A Class B
04/16/2029	2.390%	3,260,000	3,363,384
DataBank Issuer(a)
Series 2021-1A Class A2
02/27/2051	2.060%	2,850,000	2,825,253
Diamond Resorts Owner Trust(a)
Series 2017-1A Class A
10/22/2029	3.270%	406,009	414,208
Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2021	59

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018-1 Class A
01/21/2031	3.700%	745,096	778,616
Drive Auto Receivables Trust
Series 2018-4 Class C
11/15/2024	3.660%	566,752	569,132
Subordinated Series 2018-3 Class C
09/16/2024	3.720%	99,668	99,796
Subordinated Series 2019-1 Class D
06/15/2026	4.090%	970,000	1,011,540
Subordinated Series 2020-2 Class C
08/17/2026	2.280%	1,885,000	1,933,650
Subordinated, Series 2017-1 Class D
03/15/2023	3.840%	429,800	433,794
Drive Auto Receivables Trust(a)
Subordinated, Series 2016-CA Class D
03/15/2024	4.180%	1,141,059	1,145,910
Subordinated, Series 2017-3 Class D
12/15/2023	3.530%	1,367,809	1,385,955
Subordinated, Series 2017-AA Class D
05/15/2024	4.160%	749,213	754,077
DT Auto Owner Trust(a)
Series 2017-3A Class D
05/15/2023	3.580%	77,985	78,075
Series 2020-2A Class B
03/16/2026	2.080%	3,500,000	3,566,825
Subordinated Series 2019-4A Class C
07/15/2025	2.730%	2,895,000	2,954,781
Exeter Automobile Receivables Trust(a)
Series 2017-1A Class C
12/15/2022	3.950%	87,970	88,307
Series 2020-2A Class B
07/15/2024	2.080%	3,500,000	3,544,476
Flagship Credit Auto Trust(a)
Series 2019-2 Class A
10/16/2023	2.830%	1,273,543	1,285,625
Series 2019-4 Class D
01/15/2026	3.120%	3,600,000	3,765,786
Ford Credit Auto Owner Trust(a)
Series 2018-1 Class A
07/15/2031	3.190%	1,385,000	1,493,600
Series 2018-2 Class A
01/15/2030	3.470%	3,970,000	4,228,956
Series 2019-1 Class A
07/15/2030	3.520%	2,093,000	2,253,816
Ford Credit Floorplan Master Owner Trust A
Series 2020-1 Class A1
09/15/2025	0.700%	1,905,000	1,909,657
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
FORT CRE LLC(a),(b)
Series 2018-1A Class D
1-month USD LIBOR + 3.430% Floor 3.430% 11/16/2035	3.538%	6,025,000	5,776,775
Foundation Finance Trust(a)
Series 2019-1A Class A
11/15/2034	3.860%	846,542	875,988
Series 2020-1A Class A
07/16/2040	3.540%	3,221,119	3,332,946
Franklin Limited Duration Income Trust(a),(c),(d),(f)
Series 2019-1 Class A
08/15/2024	5.500%	1,122,718	844,845
Freed ABS Trust(a)
Subordinated Series 2020-FP1 Class B
03/18/2027	3.060%	4,000,000	4,065,118
Subordinated Series 2021-1CP Class B
03/20/2028	1.410%	3,250,000	3,252,275
FREED ABS Trust(a)
Series 2019-2 Class A
11/18/2026	2.620%	339,691	341,009
GLS Auto Receivables Issuer Trust(a)
Series 2019-1A Class A
01/17/2023	3.370%	6,920	6,928
Subordinated Series 2021-1A Class D
01/15/2027	1.680%	1,200,000	1,195,976
Gold Key Resorts(a)
Series 2014-A Class A
03/17/2031	3.220%	85,603	86,629
Goodgreen(a)
Series 2019-2A Class A
04/15/2055	2.760%	1,832,076	1,858,111
Goodgreen Trust(a)
Series 2017-1A Class A
10/15/2052	3.740%	255,181	264,326
Series 2017-2A Class A
10/15/2053	3.260%	1,319,514	1,376,153
Goodgreen Trust(a),(d),(f)
Series 2017-R1A Class R
10/20/2052	5.000%	1,888,894	1,884,171
Hero Funding(a)
Series 2017-3A Class A2
09/20/2048	3.950%	1,026,775	1,088,889
HERO Funding Trust(a)
Series 2016-3A Class A1
09/20/2042	3.080%	542,702	557,330
Series 2017-1A Class A2
09/20/2047	4.460%	775,470	816,321

60	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hilton Grand Vacations Trust(a)
Series 2017-AA Class A
12/26/2028	2.660%	356,379	365,868
Lending Point Asset Securitization Trust(a)
Series 2020-1 Class B
02/10/2026	3.107%	4,900,000	4,920,269
Lendmark Funding Trust(a)
Subordinated Series 2019-1A Class C
12/20/2027	3.900%	3,600,000	3,715,576
LL ABS Trust(a)
Series 2019-1A Class A
03/15/2027	2.870%	338,666	339,592
LV Tower 52 Issuer(a),(d),(f)
Series 2013-1 Class A
02/15/2023	5.750%	2,002,046	2,019,244
Series 2013-1 Class M
02/15/2023	7.750%	769,791	776,404
Mariner Finance Issuance Trust(a)
Series 2019-AA Class B
07/20/2032	3.510%	2,115,000	2,127,794
Series 2019-AA Class C
07/20/2032	4.010%	5,560,000	5,559,704
Mercury Financial Credit Card Master Trust(a)
Series 2021-1A Class A
03/20/2026	1.540%	2,470,000	2,467,483
Mid-State Capital Corp. Trust(a)
Series 2006-1 Class M1
10/15/2040	6.083%	841,100	888,796
Series 2010-1 Class M
12/15/2045	5.250%	245,456	251,925
Nationstar HECM Loan Trust(a),(c)
Series 2020-1A Class A1
09/25/2030	1.269%	4,272,427	4,279,814
Navient Private Education Loan Trust(a),(b)
Series 2016-AA Class A2B
1-month USD LIBOR + 2.150% 12/15/2045	2.256%	2,457,784	2,532,081
Navient Private Education Loan Trust(a)
Series 2020-IA Class A1A
04/15/2069	1.330%	6,702,953	6,593,685
Navient Private Education Refi Loan Trust(a)
Series 2018-A Class A2
02/18/2042	3.190%	300,767	305,319
Series 2018-CA Class A2
06/16/2042	3.520%	361,262	368,137
Series 2018-DA Class A2A
12/15/2059	4.000%	2,951,409	3,143,576
Series 2019-A Class A2A
01/15/2043	3.420%	2,711,908	2,783,014
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-CA Class A2
02/15/2068	3.130%	1,698,818	1,742,958
Series 2019-D Class A2A
12/15/2059	3.010%	3,102,964	3,179,260
Series 2019-FA Class A2
08/15/2068	2.600%	3,310,482	3,386,161
Series 2019-GA Class A
10/15/2068	2.400%	1,659,818	1,691,277
Series 2020-A Class A2A
11/15/2068	2.460%	2,970,000	3,046,775
Series 2020-BA Class A2
01/15/2069	2.120%	1,596,000	1,626,882
Series 2020-DA Class A
05/15/2069	1.690%	1,337,032	1,348,533
Series 2020-EA Class A
05/15/2069	1.690%	7,009,731	7,125,038
Series 2020-GA Class A
09/16/2069	1.170%	3,324,775	3,335,181
Series 2020-HA Class A
01/15/2069	1.310%	1,753,504	1,762,327
Series 2021-A Class A
05/15/2069	0.840%	1,164,733	1,160,489
Series 2021-BA Class A
07/15/2069	0.940%	5,652,000	5,640,153
Navient Private Education Refi Loan Trust(a),(b)
Series 2020-A Class A2B
1-month USD LIBOR + 0.900% Floor 1.350% 11/15/2068	1.006%	2,138,000	2,148,492
Navient Student Loan Trust(a)
Series 2019-BA Class A2A
12/15/2059	3.390%	2,578,522	2,717,782
Series 2020-2A Class A1A
08/26/2069	1.320%	3,761,091	3,738,172
Nelnet Student Loan Trust(b)
Series 2004-3 Class A5
3-month USD LIBOR + 0.180% 10/27/2036	0.398%	356,526	351,384
Series 2004-4 Class A5
3-month USD LIBOR + 0.160% Floor 0.160% 01/25/2037	0.378%	2,475,515	2,446,829
Series 2005-1 Class A5
3-month USD LIBOR + 0.110% Floor 0.110% 10/25/2033	0.328%	2,213,973	2,183,220

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2021	61

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2005-2 Class A5
3-month USD LIBOR + 0.100% Floor 0.100% 03/23/2037	0.287%	5,623,539	5,476,454
Series 2005-3 Class A5
3-month USD LIBOR + 0.120% Floor 0.120% 12/24/2035	0.307%	6,774,485	6,691,211
Series 2005-4 Class A4
3-month USD LIBOR + 0.180% Floor 0.180% 03/22/2032	0.367%	520,921	503,127
Oportun Funding X LLC(a)
Series 2018-C Class A
10/08/2024	4.100%	4,604,000	4,637,828
Oportun Funding XIV LLC(a)
Series 2021-1 Class A
03/08/2028	1.210%	1,385,000	1,383,212
Pagaya AI Debt Selection Trust(a)
Series 2021-1 Class B
11/15/2027	2.130%	4,500,000	4,489,300
Renew(a)
Series 2017-1A Class A
09/20/2052	3.670%	328,428	348,592
Santander Drive Auto Receivables Trust
Series 2020-1 Class A3
02/15/2024	2.030%	903,000	912,208
Series 2020-2 Class A2A
05/15/2023	0.620%	1,908,796	1,909,944
Series 2020-3 Class A3
07/15/2024	0.520%	1,594,000	1,596,089
Series 2020-4 Class A3
07/15/2024	0.480%	1,447,000	1,449,603
Santander Retail Auto Lease Trust(a)
Series 2020-A Class A4
03/20/2024	1.760%	4,410,000	4,508,353
Santander Revolving Auto Loan Trust(a)
Series 2019-A Class A
01/26/2032	2.510%	2,203,000	2,310,992
SART(f)
Series 2017-1 Class X
11/17/2025	4.750%	1,665,685	1,682,341
SART(a),(f)
Series 2018-1 Class A
06/15/2025	4.750%	2,120,319	2,144,173
SLM Student Loan Trust(a),(b)
Series 2003-1 Class A5C
3-month USD LIBOR + 0.750% Floor 0.750% 12/15/2032	0.934%	556,500	544,325
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SLM Student Loan Trust(b)
Series 2007-2 Class A4
3-month USD LIBOR + 0.060% 07/25/2022	0.278%	5,087,952	4,910,891
Series 2007-3 Class A4
3-month USD LIBOR + 0.060% Floor 0.060% 01/25/2022	0.278%	2,005,055	1,935,331
Series 2012-1 Class A3
1-month USD LIBOR + 0.950% Floor 0.950% 09/25/2028	1.068%	2,802,397	2,766,723
Series 2012-2 Class A
1-month USD LIBOR + 0.700% Floor 0.700% 01/25/2029	0.818%	5,941,839	5,758,243
SMB Private Education Loan Trust(a)
Series 2015-B Class A2A
07/15/2027	2.980%	1,235,788	1,254,686
Series 2016-A Class A2A
05/15/2031	2.700%	1,513,179	1,557,225
Series 2018-C Class A2A
11/15/2035	3.630%	2,534,768	2,647,652
Series 2019-A Class A2A
07/15/2036	3.440%	5,340,793	5,582,974
Series 2020-BA Class A1A
07/15/2053	1.290%	4,050,261	4,051,733
Series 2020-PTA Class A2A
09/15/2054	1.600%	3,894,000	3,916,153
Series 2020-PTB Class A2A
09/15/2054	1.600%	10,149,000	10,148,947
Series 2021-A Class APT1
01/15/2053	1.070%	16,793,673	16,612,493
SMB Private Education Loan Trust(a),(b)
Series 2016-B Class A2B
1-month USD LIBOR + 1.450% 02/17/2032	1.556%	1,929,358	1,949,605
Series 2016-C Class A2B
1-month USD LIBOR + 1.100% Floor 1.100% 09/15/2034	1.206%	332,156	334,958
SoFi Professional Loan Program LLC(a),(b)
Series 2017-C Class A1
1-month USD LIBOR + 0.600% 07/25/2040	0.718%	424,735	423,748
Series 2017-E Class A1
1-month USD LIBOR + 0.500% 11/26/2040	0.618%	61,077	60,890

62	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SoFi Professional Loan Program LLC(a)
Series 2017-D Class A2FX
09/25/2040	2.650%	336,834	344,234
Series 2017-E Class A2B
11/26/2040	2.720%	1,717,212	1,736,566
Series 2018-A Class A2B
02/25/2042	2.950%	701,913	714,655
SoFi Professional Loan Program Trust(a)
Series 2018-B Class A2FX
08/25/2047	3.340%	1,772,364	1,830,847
Series 2020-A Class A2FX
05/15/2046	2.540%	3,176,000	3,263,108
Series 2020-C Class AFX
02/15/2046	1.950%	2,828,209	2,866,586
Synchrony Card Funding LLC
Series 2019-A1 Class A
03/17/2025	2.950%	4,541,000	4,654,188
Series 2019-A2 Class A
06/16/2025	2.340%	4,550,000	4,661,106
Synchrony Card Issuance Trust
Series 2018-A1 Class A1
09/15/2024	3.380%	2,000,000	2,028,832
Tesla Auto Lease Trust(a)
Series 2021-A Class A3
03/20/2025	0.560%	883,000	882,317
Toyota Auto Loan Extended Note Trust(a),(c)
Series 2021-1A Class A
02/27/2034	1.070%	4,508,000	4,470,519
Tricolor Auto Securitization Trust(a)
Series 2020-1A Class A
11/15/2026	4.875%	3,902,849	3,907,810
Triton Container Finance VIII LLC(a)
Series 2020-1A Class A
09/20/2045	2.110%	945,053	936,867
Upstart Securitization Trust(a)
Series 2020-1 Class A
04/22/2030	2.322%	2,941,190	2,971,778
Series 2021-1 Class A
03/20/2031	0.870%	3,477,964	3,474,997
Series 2021-1 Class B
03/20/2031	1.890%	1,336,000	1,329,299
US Auto Funding LLC(a)
Series 2018-1A Class A
07/15/2023	5.500%	387,674	395,040
Verizon Owner Trust
Series 2019-C Class A1A
04/22/2024	1.940%	1,176,000	1,196,110
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Visio Trust(a)
Series 2020-1R Class A1
11/25/2055	1.312%	1,601,921	1,599,472
VM Debt LLC(a),(f)
Series 2019-1 Class A1A
06/17/2024	7.500%	2,560,827	2,560,827
VSE Voi Mortgage LLC(a)
Series 2018-A Class A
02/20/2036	3.560%	539,647	567,681
Westgate Resorts LLC(a)
Series 2017-1A Class B
12/20/2030	3.050%	196,652	198,491
World Financial Network Credit Card Master Trust
Series 2019-A Class A
12/15/2025	3.140%	2,015,000	2,063,592
Total Asset-Backed Securities — Non-Agency (Cost $350,750,146)			352,925,321

Commercial Mortgage-Backed Securities - Agency 5.2%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series 2017 K065 Class A2
04/25/2027	3.243%	1,408,000	1,554,689
Series 2017 K065 Class AM
05/25/2027	3.326%	755,000	833,547
Series 2017 K066 Class A2
06/25/2027	3.117%	1,858,000	2,034,336
Series KJ07 Class A2
12/25/2022	2.312%	3,455,231	3,542,958
Series KPLB Class A
05/25/2025	2.770%	7,500,000	8,047,543
Series KS07 Class A2
09/25/2025	2.735%	3,600,000	3,844,254
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(c)
Series 2017-K070 Class A2
11/25/2027	3.303%	1,311,000	1,452,637
Series K081 Class A2
08/25/2028	3.900%	2,245,000	2,582,740
Series W5FX Class AFX
04/25/2028	2.970%	1,256,000	1,389,694
Federal National Mortgage Association
06/01/2022	2.790%	2,269,217	2,307,612
07/01/2022	2.670%	5,000,000	5,090,676
08/01/2022	2.650%	7,000,000	7,136,711
11/01/2022	2.450%	5,842,813	5,972,424
02/01/2023	2.460%	2,427,272	2,499,996
04/01/2023	2.500%	6,000,000	6,191,251
04/01/2023	2.640%	2,605,321	2,715,776
05/01/2023	2.520%	3,000,000	3,098,620
06/01/2023	2.420%	2,540,100	2,644,592
06/01/2023	2.510%	1,682,613	1,753,503

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2021	63

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2021 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
07/01/2023	3.670%	6,000,000	6,404,210
08/01/2023	3.590%	2,500,000	2,668,960
11/01/2023	3.690%	1,161,037	1,247,737
07/01/2025	3.070%	9,370,095	10,118,299
09/01/2025	3.100%	2,405,051	2,603,860
12/01/2025	3.765%	6,748,587	7,501,178
07/01/2026	4.450%	2,547,366	2,850,153
10/01/2026	3.235%	1,324,530	1,446,588
12/01/2026	3.240%	1,500,000	1,643,322
01/01/2027	3.710%	2,954,682	3,299,151
02/01/2027	3.340%	1,000,000	1,102,532
03/01/2027	2.910%	3,398,008	3,669,214
05/01/2027	2.430%	2,372,737	2,493,919
06/01/2027	2.370%	4,550,000	4,778,158
06/01/2027	3.000%	2,000,000	2,170,785
07/01/2027	3.210%	904,650	989,634
08/01/2027	2.900%	3,468,087	3,744,854
06/01/2028	3.570%	2,787,000	3,113,490
11/01/2028	4.250%	562,173	642,757
01/01/2029	4.070%	5,120,000	5,321,410
02/01/2029	3.740%	1,515,000	1,714,893
10/01/2029	3.199%	8,434,548	9,252,271
02/01/2030	2.570%	2,560,000	2,702,863
02/01/2030	2.920%	2,787,054	2,995,642
02/01/2030	3.550%	1,000,000	1,121,709
06/01/2030	3.130%	4,812,000	5,070,073
07/01/2030	3.850%	4,500,000	5,132,366
01/01/2032	2.730%	2,614,479	2,785,157
01/01/2032	2.730%	1,825,000	1,917,402
01/01/2032	2.780%	2,229,748	2,353,224
01/01/2032	2.970%	1,619,016	1,728,076
02/01/2032	2.990%	2,995,170	3,201,550
04/01/2035	3.330%	2,462,072	2,701,526
06/01/2036	3.150%	2,730,646	2,929,872
Series 2011-M1 Class A3
06/25/2021	3.763%	173,632	173,566
Series 2015-M10 Class A2
04/25/2027	3.092%	11,612,272	12,631,566
Series 2017-M5 Class A2
04/25/2029	3.176%	1,929,000	2,141,138
Series 2017-T1 Class A
06/25/2027	2.898%	2,771,395	2,971,875
Series 2021-M3 Class 1A1
11/25/2033	1.000%	9,511,951	9,313,445
Federal National Mortgage Association(c)
06/01/2037	5.888%	390,474	406,997
CMO Series 2013-M13 Class A2
04/25/2023	2.379%	1,307,538	1,354,346
CMO Series 2014-M3 Class A2
01/25/2024	3.501%	1,198,805	1,280,165
CMO Series 2015-M11 Class A2
04/25/2025	2.822%	2,000,000	2,137,810
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017-M12 Class A2
06/25/2027	3.085%	2,342,888	2,554,671
Series 2017-M7 Class A2
02/25/2027	2.961%	546,000	590,249
Series 2018-M10 Class A2
07/25/2028	3.370%	2,683,000	2,983,128
Series 2018-M3 Class A2
02/25/2030	3.094%	1,057,000	1,156,880
Series 2018-M4 Class A2
03/25/2028	3.046%	1,473,000	1,613,029
Federal National Mortgage Association(c),(g)
Series 2021-M3 Class X1
11/25/2033	2.010%	42,126,946	6,130,132
FREMF Mortgage Trust(a),(c)
Subordinated, Series 2015-K44 Class B
01/25/2048	3.681%	3,410,000	3,691,675
Subordinated, Series 2016-K59 Class B
11/25/2049	3.576%	2,383,000	2,541,047
Subordinated, Series 2016-K722 Class B
07/25/2049	3.847%	1,400,000	1,465,370
Government National Mortgage Association(b)
CMO Series 2013-H08 Class FA
1-month USD LIBOR + 0.350% Floor 0.350%, Cap 10.550% 03/20/2063	0.470%	1,465,291	1,466,463
CMO Series 2015-H15 Class FJ
1-month USD LIBOR + 0.440% Floor 0.440%, Cap 11.000% 06/20/2065	0.560%	2,840,853	2,852,805
CMO Series 2015-H16 Class FG
1-month USD LIBOR + 0.440% Floor 0.440%, Cap 11.000% 07/20/2065	0.560%	2,612,589	2,623,842
CMO Series 2015-H16 Class FL
1-month USD LIBOR + 0.440% Floor 0.440%, Cap 11.000% 07/20/2065	0.560%	1,463,810	1,470,269
CMO Series 2015-H18 Class FA
1-month USD LIBOR + 0.450% Floor 0.450%, Cap 11.000% 06/20/2065	0.570%	832,826	835,697
Government National Mortgage Association(c)
CMO Series 2014-168 Class VB
06/16/2047	3.440%	3,013,879	3,122,137
Total Commercial Mortgage-Backed Securities - Agency (Cost $231,078,140)			245,618,696

64	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2021 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency 2.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Homes 4 Rent Trust(a)
Series 2014-SFR2 Class A
10/17/2036	3.786%	2,316,265	2,477,709
Series 2014-SFR2 Class E
10/17/2036	6.231%	500,000	546,323
Series 2014-SFR3 Class A
12/17/2036	3.678%	1,023,661	1,101,629
Series 2014-SFR3 Class E
12/17/2036	6.418%	1,000,000	1,101,619
Series 2015-SFR1 Class A
04/17/2052	3.467%	1,114,223	1,189,186
Series 2015-SFR1 Class E
04/17/2052	5.639%	1,150,000	1,239,519
Subordinated, Series 2014-SFR3 Class C
12/17/2036	4.596%	200,000	214,065
Subordinated, Series 2015-SFR2 Class D
10/17/2045	5.036%	2,000,000	2,166,727
Subordinated, Series 2015-SFR2 Class E
10/17/2045	6.070%	1,820,000	1,995,356
Americold 2010 LLC Trust(a),(d),(f)
Series 2017-TL Class A
12/26/2037	4.774%	1,549,091	1,533,600
AMSR Trust(a)
Series 2020-SFR2 Class C
07/17/2037	2.533%	4,000,000	4,076,915
Series 2020-SFR3 Class E1
09/17/2037	2.556%	3,600,000	3,613,211
BBCMS Mortgage Trust
Series 2021-C9 Class A5
02/15/2054	2.299%	803,000	792,791
BB-UBS Trust(a)
Series 2012-SHOW Class A
11/05/2036	3.430%	3,700,000	3,874,902
Series 2012-TFT Class A
06/05/2030	2.892%	386,000	383,985
Bear Stearns Commercial Mortgage Securities Trust(a),(c),(g)
CMO Series 2007-T26 Class X1
01/12/2045	0.006%	12,537,249	2,628
Benchmark Mortgage Trust
Series 2021-B24 Class A5
03/15/2054	2.584%	1,115,000	1,128,541
Camden Property Trust(a),(d),(f)
Series 2016-SFR1 Class A
12/05/2026	5.000%	4,742,986	4,867,490
CFCRE Commercial Mortgage Trust
Series 2017-C8 Class A1
06/15/2050	1.965%	3,407	3,406
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017-C8 Class ASB
06/15/2050	3.367%	1,040,000	1,112,029
Citigroup Commercial Mortgage Trust
Series 2020-GC46 Class A5
01/15/2053	2.717%	6,215,000	6,387,549
Citigroup/Deutsche Bank Commercial Mortgage Trust(a),(c),(g)
CMO Series 2006-CD2 Class X
01/15/2046	0.023%	873,389	9
Colony American Finance Ltd.(a)
Series 2016-2 Class A
11/15/2048	2.554%	536,811	538,744
COMM Mortgage Trust
Series 2013-CR11 Class A4
08/10/2050	4.258%	949,000	1,019,350
Series 2013-CR6 Class A4
03/10/2046	3.101%	3,325,000	3,422,691
Series 2014-UBS4 Class A4
08/10/2047	3.420%	1,700,000	1,798,283
Series 2015-LC21 Class A4
07/10/2048	3.708%	726,000	794,674
Series 2015-LC23 Class A3
10/10/2048	3.521%	880,000	940,882
COMM Mortgage Trust(a),(c)
Series 2018-HOME Class A
04/10/2033	3.815%	3,125,000	3,349,052
COMM Mortgage Trust(a)
Series 2020-CBM Class A2
02/10/2037	2.896%	4,000,000	4,066,443
Series 2020-CBM Class C
02/10/2037	3.402%	3,480,000	3,438,651
Commercial Mortgage Trust(c),(g)
CMO Series 2012-CR2 Class XA
08/15/2045	1.620%	1,975,291	27,366
Commercial Mortgage Trust
Series 2012-LC4 Class A4
12/10/2044	3.288%	4,575,093	4,620,298
Series 2014-CR19 Class ASB
08/10/2047	3.499%	768,366	807,802
Series 2014-UBS2 Class A5
03/10/2047	3.961%	1,396,375	1,507,415
Series 2015-CR25 Class A4
08/10/2048	3.759%	2,187,000	2,406,897
Commercial Mortgage Trust(a)
Series 2013-300P Class A1
08/10/2030	4.353%	2,000,000	2,133,287
Commercial Mortgage Trust(a),(c)
Series 2013-SFS Class A2
04/12/2035	2.988%	624,000	639,977

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2021	65

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2021 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Corevest American Finance Trust(a)
Subordinated Series 2019-1 Class B
03/15/2052	3.880%	1,960,000	2,013,116
CoreVest American Finance Trust(a)
Series 2019-3 Class A
10/15/2052	2.705%	1,893,344	1,978,166
Credit Suisse Commercial Mortgage Trust(f)
Series 2019-SFR Class A1
07/25/2023	3.500%	2,568,064	2,568,064
CSAIL Commercial Mortgage Trust
Series 2015-C2 Class A4
06/15/2057	3.504%	975,000	1,053,588
Series 2015-C4 Class A4
11/15/2048	3.808%	792,000	868,823
Series 2019-C16 Class A3
06/17/2052	3.329%	1,404,000	1,503,295
Series 2019-C17 Class A4
09/15/2052	2.763%	1,089,000	1,118,896
Series 2021-C20 Class A3
03/15/2054	2.805%	2,222,000	2,265,445
FirstKey Homes Trust(a)
Subordinated Series 2020-SFR1 Class D
09/17/2025	2.241%	3,600,000	3,615,854
FREMF Mortgage Trust(a),(c)
Series 2020-K737 Class B
01/25/2053	3.301%	4,000,000	4,151,361
GS Mortgage Securities Corp. II(a)
Series 2012-ALOH Class A
04/10/2034	3.551%	2,000,000	2,028,382
GS Mortgage Securities Trust(a),(c),(g)
CMO Series 2006-GG8 Class X
11/10/2039	0.910%	1,744,861	2,830
GS Mortgage Securities Trust
Series 2014-GC18 Class A4
01/10/2047	4.074%	2,282,000	2,459,857
Series 2015-GC32 Class AAB
07/10/2048	3.513%	6,108,455	6,440,157
Series 2020-GSA2 Class A4
12/12/2053	1.721%	1,916,000	1,805,677
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust(a)
Series 2010-1 Class A1
01/25/2051	5.314%	2,223,612	2,369,580
Independence Plaza Trust(a)
Series 2018-INDP Class A
07/10/2035	3.763%	2,060,000	2,183,788
JPMBB Commercial Mortgage Securities Trust
Series 2014-C21 Class A5
08/15/2047	3.775%	845,000	911,878
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2014-C23 Class A4
09/15/2047	3.670%	708,000	753,651
Series 2015-C28 Class A3
10/15/2048	2.912%	2,976,007	3,071,937
JPMDB Commercial Mortgage Securities Trust
Series 2019-COR6 Class A4
11/13/2052	3.057%	861,000	906,174
JPMorgan Chase Commercial Mortgage Securities Trust(c),(g)
CMO Series 2006-CB15 Class X1
06/12/2043	0.000%	3,397,984	11,845
JPMorgan Chase Commercial Mortgage Securities Trust(a),(c),(g)
CMO Series 2010-C2 Class XA
11/15/2043	1.652%	1,174,028	12
KGS-Alpha SBA COOF Trust(a),(c),(f),(g)
CMO Series 2012-2 Class A
08/25/2038	0.778%	1,464,735	28,608
CMO Series 2013-2 Class A
03/25/2039	1.786%	2,237,895	86,019
CMO Series 2014-2 Class A
04/25/2040	3.513%	519,979	32,824
Ladder Capital Commercial Mortgage Trust(a)
Series 2013-GCP Class A2
02/15/2036	3.985%	1,535,000	1,695,719
LB-UBS Commercial Mortgage Trust(a),(c),(g)
CMO Series 2006-C1 Class XCL
02/15/2041	0.374%	1,823,630	1,864
Merrill Lynch/Countrywide Commercial Mortgage Trust(a),(c),(g)
CMO Series 2006-4 Class XC
12/12/2049	4.624%	15,294	0
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5 Class A4
08/15/2045	3.176%	519,000	530,695
Morgan Stanley Capital I Trust(a),(c),(g)
CMO Series 2006-IQ12 Class X1
12/15/2043	0.292%	394,160	4
CMO Series 2006-T21 Class X
10/12/2052	0.075%	3,357,260	1,216
CMO Series 2007-HQ11 Class X
02/12/2044	0.003%	232,807	23
Morgan Stanley Capital I Trust(c)
Series 2018-L1 Class A4
10/15/2051	4.407%	888,000	1,015,340
Morgan Stanley Capital I Trust
Series 2020-HR8 Class A3
03/15/2030	1.864%	1,424,000	1,357,860
MRCD MARK Mortgage Trust(a)
Series 2019-PARK Class A
12/15/2036	2.718%	4,000,000	4,161,452

66	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2021 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-PARK Class D
12/15/2036	2.718%	2,375,000	2,379,794
Progress Residential Trust(a),(f),(h)
Subordinated Series 2021-SFR2 Class E2
04/19/2038	2.647%	2,250,000	2,242,350
RBS Commercial Funding, Inc., Trust(a)
Series 2013-SMV Class A
03/11/2031	3.260%	797,000	817,279
Starwood Waypoint Homes Trust(d),(f)
Series 2019-STL Class A
10/11/2026	7.250%	2,300,000	2,300,000
UBS-Barclays Commercial Mortgage Trust
Series 2013-C6 Class A4
04/10/2046	3.244%	857,000	892,412
VNDO Mortgage Trust(a)
Series 2012-6AVE Class A
11/15/2030	2.996%	1,165,409	1,197,733
Wachovia Bank Commercial Mortgage Trust(a),(c),(g)
CMO Series 2004-C12 Class
07/15/2041	0.629%	1,273,127	2,799
CMO Series 2006-C24 Class XC
03/15/2045	0.000%	490,201	5
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2021-SAVE Class A
1-month USD LIBOR + 1.150% Floor 1.150% 02/15/2040	1.256%	2,605,000	2,611,498
WF-RBS Commercial Mortgage Trust(a)
Series 2011-C3 Class A4
03/15/2044	4.375%	71,459	71,399
WF-RBS Commercial Mortgage Trust
Series 2012-C6 Class A4
04/15/2045	3.440%	894,087	900,430
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $136,327,806)			137,730,700

Convertible Bonds 0.0%

Banking 0.0%
Westpac Banking Corp.
Subordinated
07/24/2039	4.421%	525,000	595,645
Total Convertible Bonds (Cost $525,000)			595,645

Corporate Bonds & Notes 30.6%

Aerospace & Defense 0.9%
Airbus Finance BV(a)
04/17/2023	2.700%	589,000	613,968
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Airbus Group SE(a)
04/10/2027	3.150%	409,000	435,422
04/10/2047	3.950%	150,000	159,706
BAE Systems PLC(a)
02/15/2031	1.900%	1,223,000	1,149,160
09/15/2050	3.000%	612,000	560,850
Boeing Co. (The)
02/04/2023	1.167%	1,545,000	1,551,452
05/01/2023	4.508%	2,818,000	3,019,038
02/01/2024	1.950%	2,220,000	2,276,140
02/04/2024	1.433%	3,145,000	3,150,217
02/01/2026	2.750%	2,150,000	2,208,955
02/04/2026	2.196%	4,731,000	4,716,925
05/01/2026	3.100%	1,700,000	1,777,677
02/01/2028	3.250%	1,589,000	1,645,458
03/01/2028	3.250%	998,000	1,027,880
02/01/2031	3.625%	1,599,000	1,672,211
02/01/2050	3.750%	464,000	443,163
05/01/2050	5.805%	499,000	631,211
Harris Corp.
04/27/2035	4.854%	310,000	376,254
L3Harris Technologies, Inc.
01/15/2031	1.800%	1,010,000	947,349
Lockheed Martin Corp.
05/15/2036	4.500%	400,000	483,448
Northrop Grumman Corp.
08/01/2023	3.250%	2,164,000	2,303,989
01/15/2025	2.930%	105,000	111,808
01/15/2028	3.250%	1,516,000	1,623,646
05/01/2040	5.150%	789,000	991,505
10/15/2047	4.030%	768,000	851,694
Raytheon Technologies Corp.
03/15/2024	3.200%	175,000	186,883
04/15/2047	4.350%	528,000	609,463
United Technologies Corp.
08/16/2023	3.650%	151,000	161,455
08/16/2025	3.950%	1,067,000	1,185,834
11/16/2028	4.125%	1,110,000	1,249,638
11/16/2038	4.450%	991,000	1,152,443
06/01/2042	4.500%	450,000	534,061
05/15/2045	4.150%	584,000	651,214
11/01/2046	3.750%	450,000	479,630
Total			40,939,747
Agencies 0.1%
Crowley Conro LLC
08/15/2043	4.181%	679,515	781,011
Israel Government AID Bond(i)
11/01/2024	0.000%	5,000,000	4,773,064
Total			5,554,075

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2021	67

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 0.5%
Air Canada Pass-Through Trust(a)
05/15/2025	4.125%	1,596,737	1,575,900
Series 2017-1 Class A
01/15/2030	3.550%	474,368	450,865
Series 2017-1 Class AA
01/15/2030	3.300%	334,848	333,154
American Airlines Pass-Through Trust
Series 2015-1 Class A
05/01/2027	3.375%	472,511	457,444
Series 2016-3 Class AA
10/15/2028	3.000%	2,673,499	2,697,369
Series 2017-1 Class AA
02/15/2029	3.650%	552,230	561,743
British Airways Pass-Through Trust(a)
Series 2018-1 Class A
09/20/2031	4.125%	563,561	563,921
Series 2018-1 Class AA
09/20/2031	3.800%	407,233	425,027
Series 2019-1 Class AA
12/15/2032	3.300%	639,646	640,803
Continental Airlines Pass-Through Trust
04/19/2022	5.983%	440,960	448,974
10/29/2024	4.000%	117,709	121,062
Delta Air Lines, Inc./SkyMiles IP Ltd.(a)
10/20/2025	4.500%	3,008,000	3,210,329
10/20/2028	4.750%	2,536,000	2,759,213
Southwest Airlines Co.
05/04/2023	4.750%	1,589,000	1,715,635
06/15/2027	5.125%	2,376,000	2,733,677
Spirit Airlines Pass-Through Trust
02/15/2030	3.375%	256,760	256,241
United Airlines Pass-Through Trust
Series 2016-2 Class A
04/07/2030	3.100%	1,186,394	1,166,027
United Airlines, Inc. Pass-Through Trust
08/15/2025	4.300%	205,398	212,113
03/01/2026	4.600%	197,829	200,289
Series 2016-1 Class AA
07/07/2028	3.100%	652,255	668,072
Series 2016-1 Class B
01/07/2026	3.650%	97,340	95,939
Series 2018-1 Class A
03/01/2030	3.700%	1,585,813	1,605,636
Series 2018-1 Class AA
03/01/2030	3.500%	724,438	744,361
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-1 Class A
08/25/2031	4.550%	843,320	885,505
Series 2019-1 Class AA
08/25/2031	4.150%	943,691	1,006,916
Total			25,536,215
Apartment REIT 0.2%
ERP Operating LP
12/01/2028	4.150%	480,000	538,782
Essex Portfolio LP
03/01/2028	1.700%	1,477,000	1,423,965
01/15/2031	1.650%	900,000	820,081
03/15/2032	2.650%	865,000	851,023
Mid-America Apartments LP
10/15/2023	4.300%	761,000	821,893
06/15/2024	3.750%	1,741,000	1,882,939
11/15/2025	4.000%	908,000	1,002,223
06/01/2027	3.600%	112,000	122,158
03/15/2029	3.950%	745,000	823,221
02/15/2031	1.700%	700,000	643,584
UDR, Inc.
09/01/2026	2.950%	363,000	386,396
01/15/2030	3.200%	550,000	578,016
08/15/2031	3.000%	115,000	117,238
08/01/2032	2.100%	780,000	726,438
Total			10,737,957
Automotive 0.7%
BMW U.S. Capital LLC(a)
09/15/2023	2.250%	720,000	746,150
General Motors Co.
10/01/2025	6.125%	590,000	695,015
04/01/2048	5.400%	935,000	1,108,480
General Motors Financial Co., Inc.
08/18/2023	1.700%	1,688,000	1,720,620
01/08/2026	1.250%	2,599,000	2,550,937
01/08/2031	2.350%	1,398,000	1,335,473
Hyundai Capital America(a)
11/10/2022	1.150%	1,823,000	1,831,519
09/18/2023	1.250%	1,154,000	1,162,821
01/08/2024	0.800%	2,346,000	2,326,108
10/15/2025	1.800%	2,547,000	2,545,255
01/08/2026	1.300%	2,774,000	2,705,361
02/10/2027	3.000%	315,000	327,753
10/15/2027	2.375%	1,794,000	1,800,218
01/10/2028	1.800%	970,000	926,126
Nissan Motor Acceptance Corp.(a)
03/09/2026	2.000%	1,065,000	1,060,337
03/09/2028	2.750%	1,162,000	1,153,636

68	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nissan Motor Co., Ltd.(a)
09/17/2025	3.522%	709,000	751,168
09/17/2027	4.345%	2,234,000	2,433,651
09/17/2030	4.810%	1,854,000	2,028,742
Toyota Motor Corp.
03/25/2026	1.339%	2,968,000	2,961,306
Volkswagen Group of America Finance LLC(a)
11/24/2027	1.625%	860,000	836,678
Total			33,007,354
Banking 7.1%
ABN AMRO Bank NV(a)
Subordinated
07/28/2025	4.750%	431,000	483,177
AIB Group PLC(a)
10/12/2023	4.750%	875,000	956,152
AIB Group PLC(a),(j)
04/10/2025	4.263%	655,000	711,897
Ally Financial, Inc.
Subordinated
11/20/2025	5.750%	2,652,000	3,013,212
American Express Co.
Subordinated
12/05/2024	3.625%	170,000	185,495
American Express Credit Corp.
05/05/2021	2.250%	331,000	331,276
ANZ New Zealand International Ltd.(a)
02/13/2030	2.550%	875,000	892,923
ASB Bank Ltd.(a)
05/23/2024	3.125%	860,000	921,596
Australia & New Zealand Banking Group Ltd.(a)
Subordinated
05/19/2026	4.400%	226,000	253,173
Banco Santander SA
05/28/2025	2.746%	1,000,000	1,046,072
03/25/2026	1.849%	3,600,000	3,592,890
03/25/2031	2.958%	800,000	795,769
Subordinated
12/03/2030	2.749%	800,000	760,572
Bank of America Corp.(j)
12/20/2023	3.004%	3,938,000	4,097,905
07/23/2024	3.864%	250,000	267,715
10/01/2025	3.093%	2,162,000	2,307,986
10/22/2025	2.456%	2,055,000	2,153,024
02/13/2026	2.015%	378,000	387,416
06/19/2026	1.319%	3,345,000	3,333,441
10/24/2026	1.197%	5,656,000	5,579,015
04/24/2028	3.705%	1,800,000	1,969,529
12/20/2028	3.419%	1,053,000	1,128,959
02/07/2030	3.974%	1,718,000	1,901,346
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/13/2031	2.496%	7,040,000	6,991,436
04/29/2031	2.592%	2,395,000	2,387,442
07/23/2031	1.898%	2,998,000	2,820,306
10/24/2031	1.922%	1,241,000	1,167,397
06/19/2041	2.676%	4,775,000	4,474,951
Bank of America Corp.
04/19/2026	3.500%	378,000	414,305
Bank of America NA
Subordinated
10/15/2036	6.000%	700,000	953,793
Bank of Montreal(j)
Subordinated
12/15/2032	3.803%	583,000	640,386
Bank of New York Mellon Corp. (The)
08/16/2023	2.200%	1,100,000	1,144,223
Bank of Nova Scotia (The)
Subordinated
12/16/2025	4.500%	260,000	295,182
Banque Federative du Credit Mutuel SA(a)
07/20/2023	3.750%	500,000	535,868
Barclays PLC(j)
12/10/2024	1.007%	4,647,000	4,648,387
Subordinated
09/23/2035	3.564%	4,115,000	4,127,880
03/10/2042	3.811%	1,423,000	1,390,652
Barclays PLC
03/16/2025	3.650%	1,100,000	1,186,353
BBVA USA
08/27/2024	2.500%	900,000	946,068
BNP Paribas SA(a),(j)
06/09/2026	2.219%	1,520,000	1,558,383
01/13/2027	1.323%	2,717,000	2,659,710
01/13/2031	3.052%	1,000,000	1,023,497
BNP Paribas SA(a)
Subordinated
01/26/2041	2.824%	1,430,000	1,289,116
BNZ International Funding Ltd.(a)
02/21/2022	2.900%	800,000	817,860
11/03/2022	2.650%	600,000	621,294
BPCE SA(a)
01/20/2026	1.000%	1,175,000	1,147,333
Subordinated
07/11/2024	4.625%	500,000	552,325
BPCE SA(a),(j)
10/06/2026	1.652%	834,000	831,925
01/20/2032	2.277%	855,000	824,689
BPCE SA
12/02/2026	3.375%	700,000	762,689

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2021	69

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Capital One Financial Corp.
01/29/2024	3.900%	1,075,000	1,163,062
Subordinated
10/29/2025	4.200%	700,000	773,894
Citigroup, Inc.(j)
04/24/2025	3.352%	645,000	689,914
04/08/2026	3.106%	2,000,000	2,136,018
01/28/2027	1.122%	1,580,000	1,544,499
07/24/2028	3.668%	600,000	656,846
04/23/2029	4.075%	500,000	556,214
03/20/2030	3.980%	1,300,000	1,438,280
01/29/2031	2.666%	2,000,000	2,011,649
01/24/2039	3.878%	100,000	108,430
Citigroup, Inc.
12/01/2025	7.000%	765,000	933,505
10/21/2026	3.200%	2,463,000	2,648,891
01/15/2028	6.625%	215,000	272,686
Citizens Bank NA
03/29/2023	3.700%	250,000	264,758
Citizens Financial Group, Inc.
02/06/2030	2.500%	550,000	547,388
Citizens Financial Group, Inc.(a)
Subordinated
09/30/2032	2.638%	386,000	369,734
Comerica, Inc.
02/01/2029	4.000%	700,000	782,724
Compass Bank
06/11/2021	3.500%	450,000	451,455
Cooperatieve Rabobank UA(a)
09/30/2110	5.800%	500,000	667,752
Cooperatieve Rabobank UA
Subordinated
08/04/2025	4.375%	589,000	652,604
07/21/2026	3.750%	712,000	776,890
Credit Agricole SA(a),(j)
06/16/2026	1.907%	1,130,000	1,146,209
01/26/2027	1.247%	1,790,000	1,750,030
Credit Agricole SA(a)
Subordinated
03/17/2025	4.375%	340,000	373,589
01/11/2041	2.811%	640,000	581,215
Credit Suisse AG
04/09/2025	2.950%	925,000	979,132
Credit Suisse Group AG(a)
01/09/2023	3.574%	1,225,000	1,250,206
Credit Suisse Group AG(a),(j)
09/11/2025	2.593%	770,000	798,305
06/05/2026	2.193%	3,511,000	3,561,929
02/02/2027	1.305%	4,120,000	3,984,843
01/12/2029	3.869%	250,000	267,267
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Credit Suisse Group Funding Guernsey Ltd.
06/09/2023	3.800%	650,000	689,855
03/26/2025	3.750%	500,000	538,930
Danske Bank A/S(a)
03/02/2022	2.700%	542,000	553,657
Danske Bank A/S(a),(j)
12/08/2023	1.171%	5,454,000	5,481,184
Danske Bank AS(a),(j)
09/20/2022	3.001%	3,672,000	3,709,369
Deutsche Bank AG(j)
11/24/2026	2.129%	4,829,000	4,838,326
Subordinated
01/14/2032	3.729%	941,000	913,852
Deutsche Bank AG/New York(j)
09/18/2024	2.222%	1,995,000	2,045,084
Discover Bank
07/27/2026	3.450%	633,000	685,668
Federation des Caisses Desjardins du Quebec(a)
02/10/2025	2.050%	2,000,000	2,056,100
Fifth Third Bancorp
01/25/2024	3.650%	525,000	566,220
Goldman Sachs Group, Inc. (The)(j)
10/31/2022	2.876%	1,856,000	1,880,156
09/29/2025	3.272%	887,000	950,861
03/09/2027	1.431%	2,635,000	2,609,507
06/05/2028	3.691%	3,816,000	4,174,048
Goldman Sachs Group, Inc. (The)
01/27/2023	0.481%	4,608,000	4,601,211
03/08/2023	0.523%	3,861,000	3,860,806
01/23/2025	3.500%	578,000	623,528
05/22/2025	3.750%	4,028,000	4,399,941
11/16/2026	3.500%	900,000	976,250
01/26/2027	3.850%	2,122,000	2,327,616
02/07/2030	2.600%	1,600,000	1,618,431
Subordinated
10/21/2025	4.250%	531,000	592,574
HSBC Holdings PLC(j)
05/18/2024	3.950%	657,000	701,272
04/18/2026	1.645%	1,542,000	1,543,472
05/24/2027	1.589%	4,313,000	4,245,672
03/13/2028	4.041%	1,007,000	1,104,198
09/22/2028	2.013%	2,500,000	2,456,043
08/18/2031	2.357%	1,420,000	1,367,026
HSBC Holdings PLC
03/08/2026	4.300%	855,000	956,958
Subordinated
03/14/2024	4.250%	2,500,000	2,719,724
Huntington Bancshares, Inc.
02/04/2030	2.550%	1,900,000	1,902,853

70	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ING Groep NV
04/09/2024	3.550%	875,000	941,469
ING Groep NV(a),(j)
07/01/2026	1.400%	930,000	925,346
ING Groep NV(h),(j)
04/01/2027	1.726%	275,000	275,219
JPMorgan Chase & Co.(j)
04/22/2026	2.083%	3,247,000	3,335,224
11/19/2026	1.045%	4,139,000	4,045,764
02/04/2027	1.040%	7,424,000	7,240,095
06/01/2028	2.182%	2,274,000	2,299,257
11/19/2031	1.764%	2,270,000	2,116,917
KeyBank NA
05/22/2022	3.180%	1,373,000	1,416,300
Lloyds Banking Group PLC(j)
05/11/2027	1.627%	1,045,000	1,038,536
Lloyds Banking Group PLC
03/22/2028	4.375%	392,000	440,981
Subordinated
12/10/2025	4.582%	500,000	557,238
Macquarie Bank Ltd.(a)
07/29/2025	4.000%	960,000	1,064,481
01/15/2026	3.900%	370,000	411,684
Macquarie Bank Ltd.(a),(j)
Subordinated
03/03/2036	3.052%	280,000	268,053
Macquarie Group Ltd.(a),(j)
01/12/2027	1.340%	575,000	564,096
11/28/2028	3.763%	185,000	202,228
01/15/2030	5.033%	1,145,000	1,324,433
Mitsubishi UFJ Financial Group, Inc.
02/22/2022	2.998%	177,000	181,095
07/26/2023	3.761%	670,000	717,712
09/13/2023	2.527%	384,000	401,579
03/07/2024	3.407%	755,000	809,979
02/25/2025	2.193%	2,080,000	2,141,218
07/17/2030	2.048%	1,610,000	1,546,528
07/18/2039	3.751%	710,000	768,579
Mizuho Financial Group, Inc.
02/28/2022	2.953%	435,000	445,160
Mizuho Financial Group, Inc.(j)
05/25/2026	2.226%	1,150,000	1,182,614
05/22/2027	1.234%	1,129,000	1,098,579
09/13/2030	2.869%	642,000	654,806
Morgan Stanley(j)
01/25/2024	0.529%	1,535,000	1,532,152
10/21/2025	0.864%	2,675,000	2,658,327
04/28/2026	2.188%	4,513,000	4,663,078
12/10/2026	0.985%	3,776,000	3,685,101
07/22/2028	3.591%	889,000	968,768
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
01/24/2029	3.772%	333,000	365,117
01/23/2030	4.431%	1,547,000	1,771,415
01/22/2031	2.699%	1,121,000	1,137,141
04/01/2031	3.622%	280,000	303,582
02/13/2032	1.794%	5,787,000	5,402,490
04/22/2039	4.457%	630,000	739,242
Morgan Stanley
10/23/2024	3.700%	800,000	876,300
07/23/2025	4.000%	4,697,000	5,213,199
01/20/2027	3.625%	2,005,000	2,201,519
01/27/2045	4.300%	500,000	586,869
National Australia Bank Ltd.(a)
Subordinated
08/21/2030	2.332%	3,162,000	2,986,647
01/14/2041	2.648%	530,000	468,554
National Australia Bank Ltd.(a),(j)
Subordinated
08/02/2034	3.933%	935,000	985,848
Nationwide Building Society(a)
08/28/2025	1.000%	595,000	584,324
Nordea Bank Abp(a)
Subordinated
09/21/2022	4.250%	910,000	957,524
Northern Trust Corp.(j)
Subordinated
05/08/2032	3.375%	231,000	247,556
PNC Bank NA
Subordinated
01/30/2023	2.950%	570,000	594,345
Regions Financial Corp.
08/14/2023	3.800%	385,000	413,151
Royal Bank of Canada
10/05/2023	3.700%	1,000,000	1,077,846
Royal Bank of Scotland Group PLC
09/12/2023	3.875%	425,000	455,771
04/05/2026	4.800%	1,100,000	1,247,326
Royal Bank of Scotland Group PLC(j)
03/22/2025	4.269%	540,000	589,243
05/22/2028	3.073%	1,690,000	1,763,270
05/08/2030	4.445%	610,000	680,089
Subordinated
11/01/2029	3.754%	800,000	850,422
Santander Holdings USA, Inc.
01/18/2023	3.400%	545,000	567,979
06/02/2025	3.450%	3,190,000	3,406,858
07/17/2025	4.500%	170,000	187,987
10/05/2026	3.244%	1,703,000	1,799,080
07/13/2027	4.400%	855,000	945,142
Santander UK Group Holdings PLC(j)
08/21/2026	1.532%	4,980,000	4,939,327

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2021	71

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Santander UK Group Holdings PLC(a)
Subordinated
09/15/2025	4.750%	640,000	709,429
Societe Generale SA(a)
03/28/2024	3.875%	725,000	781,851
01/22/2025	2.625%	1,300,000	1,348,016
01/22/2030	3.000%	1,039,000	1,052,359
Subordinated
04/14/2025	4.250%	900,000	971,769
03/01/2041	3.625%	1,299,000	1,250,677
Societe Generale SA(a),(j)
12/14/2026	1.488%	2,401,000	2,355,276
Subordinated
07/08/2035	3.653%	1,483,000	1,483,276
SouthTrust Bank
Subordinated
05/15/2025	7.690%	500,000	591,481
Standard Chartered PLC(a),(b)
3-month USD LIBOR + 1.150% 01/20/2023	4.247%	600,000	616,615
Standard Chartered PLC(a),(j)
01/12/2025	0.991%	1,906,000	1,896,482
01/30/2026	2.819%	1,450,000	1,508,097
01/14/2027	1.456%	2,042,000	1,993,911
Subordinated
03/15/2033	4.866%	700,000	755,871
Sumitomo Mitsui Financial Group, Inc.
07/08/2025	1.474%	1,652,000	1,655,064
07/14/2026	2.632%	590,000	617,688
10/19/2026	3.010%	297,000	317,299
07/16/2029	3.040%	2,255,000	2,347,359
SunTrust Bank
Subordinated
05/15/2026	3.300%	500,000	541,127
SunTrust Banks, Inc.
01/27/2022	2.700%	355,000	361,313
05/01/2025	4.000%	191,000	211,139
Truist Financial Corp.(j)
03/02/2027	1.267%	442,000	437,282
U.S. Bancorp
Subordinated
04/27/2026	3.100%	735,000	792,022
UBS Group AG(a),(j)
01/30/2027	1.364%	1,050,000	1,035,425
08/13/2030	3.126%	400,000	417,883
02/11/2032	2.095%	2,980,000	2,817,964
UBS Group Funding Switzerland AG(a)
05/23/2023	3.491%	960,000	991,100
09/24/2025	4.125%	1,170,000	1,300,377
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
UBS Group Funding Switzerland AG(a),(j)
08/15/2023	2.859%	200,000	206,121
UniCredit SpA(a)
01/14/2022	6.572%	1,500,000	1,564,442
UniCredit SpA(a),(j)
09/22/2026	2.569%	1,095,000	1,100,216
Wells Fargo & Co.
09/29/2025	3.550%	2,000,000	2,181,370
Subordinated
06/03/2026	4.100%	777,000	864,606
06/14/2046	4.400%	698,000	775,783
12/07/2046	4.750%	752,000	888,496
Wells Fargo & Co.(j)
02/11/2026	2.164%	800,000	825,199
06/17/2027	3.196%	2,620,000	2,808,060
06/02/2028	2.393%	745,000	763,396
04/30/2041	3.068%	2,730,000	2,677,733
12/31/2049	3.900%	1,085,000	1,096,759
Westpac Banking Corp.
05/13/2026	2.850%	500,000	533,627
Westpac Banking Corp.(j)
Subordinated
02/04/2030	2.894%	1,630,000	1,679,039
11/23/2031	4.322%	600,000	661,909
11/15/2035	2.668%	2,630,000	2,501,464
Total			333,668,431
Brokerage/Asset Managers/Exchanges 0.2%
Brookfield Finance LLC
04/15/2050	3.450%	620,000	589,271
Brookfield Finance, Inc.
03/29/2029	4.850%	385,000	445,292
09/20/2047	4.700%	369,000	422,483
Charles Schwab Corp. (The)(j)
12/31/2049	4.000%	1,185,000	1,164,768
Junior Subordinated
12/31/2049	4.000%	1,480,000	1,502,978
Daiwa Securities Group, Inc.(a)
04/19/2022	3.129%	305,000	312,811
Invesco Finance PLC
01/15/2026	3.750%	567,000	623,173
LSEGA Financing PLC(a),(h)
04/06/2028	2.000%	2,115,000	2,090,043
Nomura Holdings, Inc.
01/16/2025	2.648%	1,038,000	1,072,167
07/16/2030	2.679%	850,000	831,543
Total			9,054,529

72	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Building Materials 0.0%
CRH America Finance, Inc.(a)
05/09/2027	3.400%	311,000	337,114
Martin Marietta Materials, Inc.
06/01/2027	3.450%	395,000	430,959
Masco Corp.
10/01/2030	2.000%	400,000	381,580
08/15/2032	6.500%	540,000	697,224
Total			1,846,877
Cable and Satellite 0.7%
Charter Communications Operating LLC/Capital
07/23/2022	4.464%	708,000	738,162
02/15/2028	3.750%	500,000	541,832
04/01/2038	5.375%	286,000	339,900
06/01/2041	3.500%	1,536,000	1,458,038
03/01/2050	4.800%	2,592,000	2,790,741
04/01/2051	3.700%	1,260,000	1,177,675
06/01/2052	3.900%	1,247,000	1,197,461
Comcast Corp.
10/15/2025	3.950%	1,110,000	1,240,114
03/01/2026	3.150%	622,000	674,414
10/15/2028	4.150%	901,000	1,030,371
01/15/2031	1.950%	1,999,000	1,925,855
02/15/2031	1.500%	4,209,000	3,898,255
08/15/2034	4.200%	400,000	460,456
10/15/2038	4.600%	2,530,000	3,054,197
11/01/2039	3.250%	640,000	659,946
04/01/2040	3.750%	2,572,000	2,824,190
11/01/2049	3.999%	500,000	557,272
02/01/2050	3.450%	531,000	545,410
11/01/2052	4.049%	800,000	907,671
10/15/2058	4.950%	1,635,000	2,145,166
Cox Communications, Inc.(a)
10/01/2030	1.800%	1,180,000	1,091,583
08/15/2047	4.600%	274,000	313,673
10/01/2050	2.950%	850,000	754,555
TCI Communications, Inc.
02/15/2028	7.125%	415,000	545,431
Time Warner Cable LLC
05/01/2037	6.550%	600,000	789,541
06/15/2039	6.750%	1,400,000	1,874,189
Total			33,536,098
Chemicals 0.5%
Air Liquide Finance SA(a)
09/27/2023	2.250%	515,000	535,169
Air Products & Chemicals, Inc.
05/15/2027	1.850%	1,660,000	1,678,174
Albemarle Corp.
12/01/2044	5.450%	270,000	314,892
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chevron Phillips Chemical Co. LLC /LP(a)
04/01/2025	5.125%	1,015,000	1,158,728
Dow Chemical Co. (The)
11/15/2030	2.100%	2,274,000	2,192,376
11/15/2042	4.375%	382,000	434,483
11/15/2050	3.600%	817,000	826,065
DowDuPont, Inc.
11/15/2038	5.319%	290,000	363,952
International Flavors & Fragrances, Inc.
09/26/2028	4.450%	210,000	238,564
09/26/2048	5.000%	261,000	322,377
LYB International Finance III LLC
10/01/2025	1.250%	375,000	370,597
10/01/2040	3.375%	2,216,000	2,204,599
04/01/2051	3.625%	1,792,000	1,769,244
NewMarket Corp.
03/18/2031	2.700%	3,484,000	3,398,641
Nutrien Ltd.
04/01/2029	4.200%	155,000	174,457
03/15/2035	4.125%	700,000	772,610
04/01/2049	5.000%	220,000	274,592
Nutrition & Biosciences, Inc.(a)
10/15/2027	1.832%	885,000	865,980
11/15/2040	3.268%	505,000	496,686
12/01/2050	3.468%	390,000	382,715
PPG Industries, Inc.
03/15/2026	1.200%	625,000	614,191
Sherwin-Williams Co. (The)
06/01/2024	3.125%	165,000	175,877
Union Carbide Corp.
10/01/2096	7.750%	920,000	1,408,536
Westlake Chemical Corp.
08/15/2046	5.000%	18,000	21,325
11/15/2047	4.375%	1,144,000	1,256,772
Total			22,251,602
Construction Machinery 0.1%
John Deere Capital Corp.
07/05/2022	0.550%	2,270,000	2,278,013
04/06/2023	1.200%	1,748,000	1,776,867
09/14/2026	2.250%	385,000	402,820
Total			4,457,700
Consumer Cyclical Services 0.0%
Amazon.com, Inc.
08/22/2037	3.875%	550,000	627,604
06/03/2050	2.500%	127,000	113,656
06/03/2060	2.700%	347,000	308,865
Booking Holdings, Inc.
03/15/2023	2.750%	321,000	334,648

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2021	73

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ford Foundation (The)
06/01/2070	2.815%	440,000	398,891
Total			1,783,664
Consumer Products 0.1%
Estee Lauder Companies, Inc. (The)
03/15/2031	1.950%	2,229,000	2,158,660
Mead Johnson Nutrition Co.
06/01/2044	4.600%	350,000	422,876
Unilever Capital Corp.
03/22/2025	3.375%	230,000	250,044
Total			2,831,580
Diversified Manufacturing 0.3%
Eaton Corp.
04/01/2024	7.625%	500,000	588,617
General Electric Co.
01/05/2026	5.550%	1,700,000	2,015,800
05/01/2027	3.450%	1,468,000	1,594,267
05/01/2030	3.625%	1,780,000	1,916,201
01/14/2038	5.875%	125,000	161,736
05/01/2040	4.250%	124,000	136,224
05/01/2050	4.350%	965,000	1,072,111
Nvent Finance Sarl
04/15/2028	4.550%	450,000	476,192
Roper Technologies, Inc.
09/15/2027	1.400%	1,670,000	1,614,206
06/30/2030	2.000%	710,000	678,004
Siemens Financieringsmaatschappij NV(a)
03/11/2024	0.650%	1,535,000	1,534,614
03/11/2026	1.200%	1,535,000	1,517,440
WW Grainger, Inc.
06/15/2045	4.600%	200,000	240,839
Xylem, Inc.
01/30/2031	2.250%	515,000	504,548
Total			14,050,799
Electric 2.4%
AEP Transmission Co., LLC
09/15/2049	3.150%	440,000	426,473
AES Corp. (The)(a)
01/15/2026	1.375%	1,597,000	1,557,671
Alabama Power Co.
02/15/2033	5.700%	467,000	593,407
05/15/2038	6.125%	70,000	96,109
Alexander Funding Trust(a)
11/15/2023	1.841%	1,000,000	1,014,096
Ameren Corp.
03/15/2028	1.750%	738,000	713,906
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Appalachian Power Co.
03/01/2049	4.500%	215,000	245,556
Ausgrid Finance Pty Ltd.(a)
05/01/2023	3.850%	850,000	893,513
Baltimore Gas & Electric Co.
08/15/2046	3.500%	376,000	387,648
Berkshire Hathaway Energy Co.
11/15/2023	3.750%	976,000	1,050,866
02/01/2025	3.500%	529,000	571,246
Black Hills Corp.
10/15/2029	3.050%	908,000	937,622
10/15/2049	3.875%	666,000	672,338
China Southern Power Grid International Finance BVI Co., Ltd.(a)
05/08/2027	3.500%	720,000	780,150
CMS Energy Corp.
08/15/2027	3.450%	300,000	329,375
Commonwealth Edison Co.
06/15/2046	3.650%	243,000	259,498
Connecticut Light & Power Co. (The)
04/01/2048	4.000%	236,000	267,617
Consumers Energy Co.
05/01/2060	2.500%	628,000	521,654
08/31/2064	4.350%	547,000	655,019
Dominion Energy, Inc.
08/15/2021	2.000%	1,044,000	1,048,778
08/01/2033	5.250%	1,315,000	1,608,814
Dominion Energy, Inc.(h)
04/15/2026	1.450%	2,343,000	2,332,885
04/15/2041	3.300%	602,000	598,006
DTE Electric Co.
06/15/2042	3.950%	364,000	388,878
03/01/2050	2.950%	1,638,000	1,558,814
DTE Energy Co.
06/01/2025	1.050%	1,510,000	1,494,523
03/15/2027	3.800%	1,495,000	1,649,756
03/01/2030	2.950%	991,000	1,015,304
Duke Energy Carolinas LLC
12/01/2028	6.000%	600,000	755,896
12/15/2041	4.250%	313,000	359,027
Duke Energy Carolinas LLC(h)
04/15/2031	2.550%	756,000	762,811
Duke Energy Corp.
09/01/2021	1.800%	1,563,000	1,570,204
09/01/2026	2.650%	213,000	223,310
Duke Energy Indiana LLC
05/15/2046	3.750%	550,000	575,684
Duke Energy Ohio, Inc.
02/01/2049	4.300%	295,000	336,930

74	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Duke Energy Progress LLC
04/01/2035	5.700%	300,000	369,971
10/15/2046	3.700%	323,000	343,206
09/15/2047	3.600%	300,000	313,183
08/15/2050	2.500%	1,122,000	968,167
Duquesne Light Holdings, Inc.(a)
08/01/2027	3.616%	700,000	757,711
10/01/2030	2.532%	1,095,000	1,052,490
Edison International
06/15/2027	5.750%	500,000	584,003
03/15/2028	4.125%	1,200,000	1,290,041
Emera US Finance LP
06/15/2046	4.750%	600,000	671,771
Enel Finance International NV(a)
09/14/2025	4.625%	210,000	237,645
05/25/2027	3.625%	380,000	411,622
04/06/2028	3.500%	335,000	359,068
Entergy Arkansas LLC
06/15/2051	2.650%	1,916,000	1,695,612
Entergy Arkansas, Inc.
04/01/2026	3.500%	307,000	336,100
Entergy Corp.
09/01/2026	2.950%	336,000	358,132
06/15/2028	1.900%	1,485,000	1,450,246
06/15/2031	2.400%	602,000	581,625
Entergy Louisiana LLC
06/01/2031	3.050%	472,000	498,965
03/15/2051	2.900%	620,000	571,012
Evergy Kansas Central, Inc.
04/15/2050	3.450%	1,252,000	1,277,377
Evergy, Inc.
09/15/2024	2.450%	1,385,000	1,451,303
09/15/2029	2.900%	984,000	1,005,972
Eversource Energy
03/15/2031	2.550%	1,113,000	1,114,491
Exelon Corp.
04/15/2050	4.700%	1,217,000	1,459,386
Exelon Generation Co. LLC
06/15/2022	4.250%	384,000	397,230
06/01/2025	3.250%	1,290,000	1,377,964
10/01/2039	6.250%	300,000	349,874
FirstEnergy Transmission LLC(a)
04/01/2049	4.550%	325,000	344,620
Florida Power & Light Co.
09/01/2035	5.400%	600,000	777,669
Fortis, Inc.
10/04/2026	3.055%	620,000	660,523
Interstate Power & Light Co.
09/30/2049	3.500%	568,000	572,568
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ITC Holdings Corp.
11/15/2022	2.700%	1,498,000	1,546,603
ITC Holdings Corp.(a)
05/14/2030	2.950%	530,000	542,625
Jersey Central Power & Light Co.(a)
01/15/2026	4.300%	260,000	284,880
Jersey Central Power & Light Co.
06/01/2037	6.150%	150,000	182,570
Kansas City Power & Light Co.
10/01/2041	5.300%	750,000	939,378
06/15/2047	4.200%	400,000	449,676
Metropolitan Edison Co.(a)
01/15/2029	4.300%	1,657,000	1,822,105
MidAmerican Energy Co.
11/01/2035	5.750%	600,000	799,019
Mid-Atlantic Interstate Transmission LLC(a)
05/15/2028	4.100%	255,000	275,931
Mississippi Power Co.
03/30/2028	3.950%	1,828,000	2,023,664
03/15/2042	4.250%	1,097,000	1,222,712
Nevada Power Co.
04/01/2036	6.650%	225,000	316,000
09/15/2040	5.375%	546,000	683,343
New England Power Co.(a)
12/05/2047	3.800%	168,000	174,923
NextEra Energy Capital Holdings, Inc.
03/01/2023	0.650%	1,891,000	1,896,737
06/01/2030	2.250%	1,211,000	1,190,192
Niagara Mohawk Power Corp.(a)
10/01/2034	4.278%	753,000	855,136
Northern States Power Co.
04/01/2031	2.250%	1,129,000	1,128,282
04/01/2052	3.200%	752,000	753,797
NRG Energy, Inc.(a)
12/02/2025	2.000%	860,000	858,798
12/02/2027	2.450%	960,000	951,276
06/15/2029	4.450%	585,000	636,868
Oncor Electric Delivery Co. LLC
03/15/2029	5.750%	155,000	191,791
Pacific Gas & Electric Co.
03/01/2026	2.950%	435,000	448,619
08/15/2042	3.750%	183,000	168,397
Pacific Gas and Electric Co.(b)
3-month USD LIBOR + 1.375% 11/15/2021	1.569%	1,810,000	1,812,974

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2021	75

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pacific Gas and Electric Co.
06/16/2022	1.750%	2,255,000	2,258,123
03/10/2023	1.367%	1,075,000	1,075,204
07/01/2025	3.450%	690,000	730,690
01/01/2026	3.150%	530,000	552,943
08/01/2027	2.100%	2,183,000	2,136,969
12/01/2027	3.300%	1,499,000	1,563,804
07/01/2030	4.550%	533,000	578,374
02/01/2031	2.500%	2,043,000	1,926,787
07/01/2040	4.500%	378,000	384,299
08/01/2040	3.300%	57,000	51,394
06/01/2041	4.200%	638,000	635,486
04/15/2042	4.450%	1,000,000	992,537
03/15/2045	4.300%	310,000	300,367
12/01/2047	3.950%	1,200,000	1,112,005
07/01/2050	4.950%	743,000	766,055
PacifiCorp
10/15/2037	6.250%	200,000	272,876
PECO Energy Co.
06/15/2050	2.800%	490,000	455,016
Pennsylvania Electric Co.(a)
03/15/2028	3.250%	771,000	790,589
Potomac Electric Power Co.
12/15/2038	7.900%	160,000	249,132
03/15/2043	4.150%	250,000	285,400
PPL Capital Funding, Inc.
06/15/2022	4.200%	313,000	323,512
06/01/2023	3.400%	212,000	223,210
05/15/2026	3.100%	1,801,000	1,923,677
04/15/2030	4.125%	1,926,000	2,170,121
03/15/2044	5.000%	605,000	726,148
Public Service Co. of Colorado
06/15/2031	1.875%	1,699,000	1,625,824
Public Service Co. of New Hampshire
11/01/2023	3.500%	303,000	324,324
Public Service Electric and Gas Co.
05/01/2050	2.700%	1,646,000	1,517,932
08/01/2050	2.050%	306,000	246,541
San Diego Gas & Electric Co.
06/01/2026	6.000%	525,000	634,553
Southern California Edison Co.
03/01/2028	3.650%	200,000	217,077
01/15/2036	5.550%	130,000	157,108
02/01/2038	5.950%	210,000	267,463
10/01/2043	4.650%	177,000	201,483
03/01/2048	4.125%	829,000	868,558
Southern Co. (The)
07/01/2026	3.250%	250,000	267,676
03/15/2028	1.750%	1,107,000	1,074,745
Southern Power Co.
09/15/2041	5.150%	1,166,000	1,330,155
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Southwestern Electric Power Co.
04/01/2045	3.900%	428,000	444,636
Southwestern Public Service Co.
08/15/2041	4.500%	338,000	392,744
Tampa Electric Co.
03/15/2031	2.400%	1,115,000	1,109,632
03/15/2051	3.450%	892,000	910,381
Toledo Edison Co. (The)
05/15/2037	6.150%	600,000	769,467
Trans-Allegheny Interstate Line Co.(a)
06/01/2025	3.850%	522,000	560,463
Union Electric Co.
06/15/2027	2.950%	286,000	306,523
Virginia Electric and Power Co.
03/15/2023	2.750%	127,000	132,001
12/15/2050	2.450%	1,081,000	928,938
WEC Energy Group, Inc.
03/15/2024	0.800%	1,877,000	1,876,770
10/15/2027	1.375%	1,083,000	1,044,608
Wisconsin Electric Power Co.
06/01/2025	3.100%	192,000	204,190
Xcel Energy, Inc.
09/15/2041	4.800%	90,000	105,141
Total			114,052,878
Environmental 0.0%
Republic Services, Inc.
02/15/2031	1.450%	1,110,000	1,013,737
Finance Companies 1.3%
AerCap Ireland Capital DAC/Global Aviation Trust
12/16/2021	4.450%	720,000	736,378
01/23/2023	3.300%	935,000	968,704
07/03/2023	4.125%	500,000	530,322
09/15/2023	4.500%	2,905,000	3,124,641
02/15/2024	3.150%	2,875,000	2,997,390
08/14/2024	2.875%	632,000	654,358
01/15/2025	3.500%	1,183,000	1,241,728
07/15/2025	6.500%	1,285,000	1,498,705
01/30/2026	1.750%	2,366,000	2,298,652
04/03/2026	4.450%	400,000	434,117
Air Lease Corp.
07/03/2023	3.875%	1,000,000	1,063,388
09/15/2023	3.000%	520,000	543,504
03/01/2025	3.250%	645,000	677,833
07/01/2025	3.375%	1,511,000	1,596,739
01/15/2026	2.875%	1,200,000	1,241,987
10/01/2029	3.250%	659,000	662,383

76	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aviation Capital Group LLC(a)
05/01/2023	3.875%	350,000	365,612
12/15/2024	5.500%	1,222,000	1,369,740
08/01/2025	4.125%	500,000	532,604
Avolon Holdings Funding Ltd.(a)
01/15/2023	5.500%	2,260,000	2,390,924
02/15/2025	2.875%	1,767,000	1,768,527
01/15/2026	5.500%	1,995,000	2,203,155
02/21/2026	2.125%	730,000	698,034
04/15/2026	4.250%	830,000	868,299
05/01/2026	4.375%	790,000	830,783
FS KKR Capital Corp.
01/15/2026	3.400%	3,761,000	3,730,487
GE Capital Funding LLC(a)
05/15/2025	3.450%	888,000	959,958
05/15/2030	4.400%	2,447,000	2,774,420
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	5,170,000	5,916,336
Golub Capital BDC, Inc.
04/15/2024	3.375%	3,309,000	3,422,229
08/24/2026	2.500%	1,109,000	1,085,372
International Lease Finance Corp.
01/15/2022	8.625%	1,000,000	1,060,963
Owl Rock Capital Corp.
07/15/2026	3.400%	4,321,000	4,378,598
Park Aerospace Holdings Ltd.(a)
08/15/2022	5.250%	5,475,000	5,746,641
03/15/2023	4.500%	175,000	182,672
02/15/2024	5.500%	810,000	876,455
SMBC Aviation Capital Finance DAC(a)
07/15/2022	3.000%	693,000	709,791
Total			62,142,429
Food and Beverage 1.0%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2036	4.700%	7,336,000	8,602,679
02/01/2046	4.900%	2,490,000	2,959,299
Anheuser-Busch InBev Finance, Inc.
02/01/2044	4.625%	30,000	34,284
Anheuser-Busch InBev Worldwide, Inc.
01/23/2025	4.150%	1,562,000	1,734,956
04/15/2038	4.375%	2,202,000	2,504,169
06/01/2040	4.350%	1,480,000	1,668,536
07/15/2042	3.750%	677,000	701,757
04/15/2048	4.600%	1,979,000	2,268,905
10/06/2048	4.439%	690,000	775,304
06/01/2050	4.500%	1,940,000	2,206,884
04/15/2058	4.750%	100,000	115,482
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bunge Ltd. Finance Corp.
08/17/2025	1.630%	1,971,000	1,973,685
08/15/2026	3.250%	2,002,000	2,132,037
09/25/2027	3.750%	1,385,000	1,517,754
Campbell Soup Co.
04/24/2030	2.375%	600,000	591,530
04/24/2050	3.125%	249,000	232,904
Cargill, Inc.(a)
03/01/2023	3.250%	140,000	147,632
07/23/2023	1.375%	3,500,000	3,571,927
11/01/2036	7.250%	300,000	413,050
Coca-Cola Femsa SAB de CV
01/22/2030	2.750%	750,000	754,968
09/01/2032	1.850%	1,000,000	918,764
Conagra Brands, Inc.
11/01/2038	5.300%	180,000	222,615
11/01/2048	5.400%	510,000	653,100
Constellation Brands, Inc.
11/15/2025	4.400%	251,000	283,064
11/15/2048	5.250%	144,000	183,161
Diageo Capital PLC
09/29/2025	1.375%	1,020,000	1,027,819
Fomento Economico Mexicano SAB de CV
01/16/2050	3.500%	1,270,000	1,250,346
General Mills, Inc.(a)
02/01/2051	3.000%	100,000	93,546
Kellogg Co.
06/01/2030	2.100%	161,000	156,385
Keurig Dr Pepper, Inc.
05/25/2025	4.417%	250,000	280,477
06/15/2027	3.430%	135,000	147,559
05/25/2038	4.985%	323,000	398,292
McCormick & Co., Inc.
04/15/2030	2.500%	1,765,000	1,765,563
Mondelez International, Inc.
05/04/2025	1.500%	410,000	413,961
Smithfield Foods, Inc.(a)
10/15/2030	3.000%	1,820,000	1,809,938
Tyson Foods, Inc.
08/15/2034	4.875%	200,000	240,009
08/15/2044	5.150%	825,000	1,027,599
Total			45,779,940
Gaming 0.0%
GLP Capital LP/Financing II, Inc.
01/15/2029	5.300%	749,000	841,229
01/15/2030	4.000%	613,000	639,457
Total			1,480,686

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2021	77

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 1.2%
Abbott Laboratories
01/30/2028	1.150%	780,000	748,417
11/30/2036	4.750%	870,000	1,079,597
Advocate Health & Hospitals Corp.
06/15/2030	2.211%	690,000	681,887
AmerisourceBergen Corp.
03/15/2031	2.700%	1,176,000	1,172,948
Ascension Health
11/15/2029	2.532%	1,000,000	1,026,184
Becton Dickinson and Co.
12/15/2024	3.734%	160,000	174,783
12/15/2044	4.685%	900,000	1,071,917
Boston Scientific Corp.
03/01/2029	4.000%	540,000	599,917
03/01/2039	4.550%	500,000	589,423
Children’s Hospital Corp. (The)
02/01/2050	2.585%	680,000	612,350
Children’s Hospital/DC
07/15/2050	2.928%	760,000	709,966
Cigna Corp.
02/25/2026	4.500%	577,000	655,473
03/15/2026	1.250%	1,486,000	1,466,725
07/15/2046	4.800%	218,000	261,304
10/15/2047	3.875%	453,000	484,768
CommonSpirit Health
10/01/2025	1.547%	675,000	678,519
10/01/2030	2.782%	670,000	681,192
10/01/2050	3.910%	660,000	678,417
Cottage Health Obligated Group
11/01/2049	3.304%	610,000	622,365
CVS Health Corp.
03/09/2023	3.700%	268,000	284,268
08/15/2026	3.000%	798,000	852,603
03/25/2028	4.300%	1,028,000	1,166,901
08/15/2029	3.250%	810,000	857,290
02/28/2031	1.875%	1,433,000	1,347,780
03/25/2038	4.780%	571,000	674,253
08/21/2040	2.700%	1,739,000	1,597,314
03/25/2048	5.050%	2,200,000	2,700,577
CVS Pass-Through Trust(a)
10/10/2025	6.204%	124,880	136,986
01/10/2032	7.507%	100,790	126,089
01/10/2034	5.926%	698,354	810,910
01/10/2036	4.704%	1,713,584	1,919,360
08/11/2036	4.163%	150,007	158,394
Danaher Corp.
09/15/2025	3.350%	742,000	808,576
10/01/2050	2.600%	580,000	511,839
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DH Europe Finance II Sarl
11/15/2022	2.050%	1,181,000	1,210,506
11/15/2029	2.600%	1,506,000	1,538,891
DH Europe Finance II SARL
11/15/2024	2.200%	2,032,000	2,118,941
Hackensack Meridian Health, Inc.
09/01/2050	2.875%	1,000,000	938,403
Hartford HealthCare Corp.
07/01/2054	3.447%	1,350,000	1,341,219
HCA, Inc.
06/15/2026	5.250%	1,700,000	1,955,228
06/15/2029	4.125%	1,000,000	1,107,785
06/15/2039	5.125%	660,000	793,285
06/15/2047	5.500%	300,000	373,359
Memorial Health Services
11/01/2049	3.447%	1,230,000	1,291,949
MultiCare Health System
08/15/2050	2.803%	570,000	527,796
NYU Langone Hospitals
07/01/2055	3.380%	550,000	538,850
PerkinElmer, Inc.
03/15/2051	3.625%	1,114,000	1,148,334
Providence St Joseph Health Obligated Group
10/01/2026	2.746%	307,000	327,021
Quest Diagnostics, Inc.
06/30/2031	2.800%	525,000	535,026
Rush Obligated Group
11/15/2029	3.922%	656,000	731,257
STERIS Irish FinCo Unlimited, Co.(h)
03/15/2051	3.750%	2,108,000	2,112,001
Stryker Corp.
06/15/2025	1.150%	1,585,000	1,579,382
06/15/2030	1.950%	1,701,000	1,644,020
06/15/2050	2.900%	519,000	489,782
Thermo Fisher Scientific, Inc.
10/01/2029	2.600%	1,037,000	1,064,306
03/25/2030	4.497%	2,536,000	2,959,609
Universal Health Services, Inc.(a)
10/15/2030	2.650%	830,000	801,932
Yale-New Haven Health Services Corp.
07/01/2050	2.496%	950,000	818,881
Zimmer Biomet Holdings, Inc.
03/19/2023	3.700%	174,000	184,099
Total			56,081,154

78	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Healthcare Insurance 0.2%
Aetna, Inc.
12/15/2037	6.750%	590,000	842,120
08/15/2047	3.875%	586,000	613,466
Anthem, Inc.
12/01/2024	3.350%	350,000	378,704
03/01/2028	4.101%	565,000	635,414
05/15/2030	2.250%	898,000	881,320
12/01/2047	4.375%	94,000	108,712
UnitedHealth Group, Inc.
03/15/2026	3.100%	642,000	697,535
07/15/2035	4.625%	658,000	801,872
08/15/2039	3.500%	725,000	782,013
05/15/2040	2.750%	568,000	555,165
10/15/2047	3.750%	260,000	284,028
05/15/2050	2.900%	1,323,000	1,269,684
08/15/2059	3.875%	405,000	452,691
Total			8,302,724
Healthcare REIT 0.1%
HCP, Inc.
07/15/2029	3.500%	703,000	754,684
Healthcare Trust of America Holdings LP
07/01/2027	3.750%	1,600,000	1,770,254
03/15/2031	2.000%	730,000	680,608
Ventas Realty LP
01/15/2026	4.125%	258,000	288,992
04/01/2027	3.850%	246,000	271,203
Welltower, Inc.
02/15/2027	2.700%	294,000	306,530
01/15/2030	3.100%	520,000	535,488
03/15/2041	6.500%	530,000	698,273
Total			5,306,032
Home Construction 0.0%
Lennar Corp.
04/30/2024	4.500%	430,000	469,202
Independent Energy 0.7%
Aker BP ASA(a)
01/15/2026	2.875%	208,000	214,826
01/15/2031	4.000%	1,066,000	1,113,347
ConocoPhillips(a)
02/15/2031	2.400%	615,000	605,906
Devon Energy Corp.
12/15/2025	5.850%	3,391,000	3,954,755
07/15/2041	5.600%	598,000	691,357
05/15/2042	4.750%	390,000	416,365
06/15/2045	5.000%	394,000	431,223
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Diamondback Energy, Inc.
03/24/2023	0.900%	2,582,000	2,583,533
05/31/2025	4.750%	1,295,000	1,447,493
12/01/2026	3.250%	2,983,000	3,141,638
12/01/2029	3.500%	1,362,000	1,415,598
03/24/2051	4.400%	1,549,000	1,587,445
EQT Corp.
10/01/2027	3.900%	302,000	308,046
Hess Corp.
01/15/2040	6.000%	810,000	971,865
Marathon Oil Corp.
10/01/2037	6.600%	150,000	185,840
06/01/2045	5.200%	757,000	833,765
Pioneer Natural Resources Co.
01/15/2024	0.750%	1,547,000	1,543,822
01/15/2026	1.125%	1,547,000	1,521,007
08/15/2030	1.900%	3,266,000	3,034,378
WPX Energy, Inc.
09/15/2024	5.250%	4,498,000	4,987,040
Total			30,989,249
Integrated Energy 0.5%
BP Capital Markets America, Inc.
04/06/2025	3.194%	1,846,000	1,987,292
02/11/2026	3.410%	520,000	566,541
04/06/2027	3.543%	1,858,000	2,035,403
08/10/2030	1.749%	2,558,000	2,416,675
11/10/2050	2.772%	2,521,000	2,202,756
06/04/2051	2.939%	1,000,000	892,578
02/08/2061	3.379%	630,000	584,443
BP Capital Markets PLC
09/19/2027	3.279%	801,000	865,825
Chevron Corp.
05/11/2027	1.995%	765,000	783,255
Chevron USA, Inc.
10/15/2029	3.250%	485,000	522,078
03/01/2041	6.000%	400,000	557,695
11/15/2044	5.050%	250,000	318,822
ENI SpA(a)
09/12/2023	4.000%	510,000	548,119
Exxon Mobil Corp.
03/19/2025	2.992%	1,550,000	1,661,248
08/16/2039	2.995%	815,000	795,559
08/16/2049	3.095%	1,015,000	959,538
Husky Energy, Inc.
04/15/2022	3.950%	750,000	767,316
Petro-Canada
05/15/2035	5.950%	250,000	312,965

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2021	79

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Total Capital International SA
06/29/2041	2.986%	1,400,000	1,344,687
05/29/2050	3.127%	2,558,000	2,419,996
Total			22,542,791
Life Insurance 0.6%
AIA Group Ltd.(a)
04/06/2028	3.900%	500,000	548,239
04/09/2029	3.600%	320,000	345,629
Subordinated
09/16/2040	3.200%	540,000	530,511
AIG SunAmerica Global Financing X(a)
03/15/2032	6.900%	585,000	810,646
Athene Global Funding(a)
01/08/2024	0.950%	1,385,000	1,384,532
01/08/2026	1.450%	1,050,000	1,033,025
11/12/2026	2.950%	3,060,000	3,212,198
03/24/2028	2.500%	3,009,000	2,999,822
Athene Holding Ltd.
01/12/2028	4.125%	1,495,000	1,626,142
01/15/2031	3.500%	560,000	575,093
Brighthouse Financial, Inc.
06/22/2047	4.700%	1,357,000	1,390,330
Dai-ichi Life Insurance Co. Ltd. (The)(a),(j)
Junior Subordinated
12/31/2049	4.000%	1,062,000	1,138,664
Guardian Life Insurance Co. of America (The)(a)
Subordinated
01/24/2077	4.850%	208,000	241,876
Jackson National Life Global Funding(a)
06/11/2025	3.875%	279,000	306,267
04/29/2026	3.050%	1,073,000	1,149,592
John Hancock Life Insurance Co.(a)
Subordinated
02/15/2024	7.375%	250,000	293,291
Manulife Financial Corp.(j)
Subordinated
02/24/2032	4.061%	1,400,000	1,540,855
MetLife, Inc.
09/15/2023	4.368%	600,000	655,759
Metropolitan Life Global Funding I(a)
01/11/2024	3.600%	800,000	864,032
09/19/2027	3.000%	500,000	537,445
New York Life Global Funding(a)
01/10/2028	3.000%	404,000	430,831
New York Life Insurance Co.(a)
Subordinated
05/15/2069	4.450%	750,000	881,782
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Prudential Insurance Co. of America (The)(a)
Subordinated
07/01/2025	8.300%	2,060,000	2,590,884
Reliance Standard Life Global Funding II(a)
09/19/2023	3.850%	520,000	559,402
SBL Holdings, Inc.(a)
02/18/2031	5.000%	2,285,000	2,307,359
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	450,000	550,266
05/15/2047	4.270%	300,000	338,352
Total			28,842,824
Lodging 0.1%
Marriott International, Inc.
05/01/2025	5.750%	1,370,000	1,569,744
06/15/2030	4.625%	291,000	325,204
04/15/2031	2.850%	3,329,000	3,272,827
Total			5,167,775
Media and Entertainment 0.2%
CBS Corp.
08/15/2024	3.700%	1,019,000	1,104,069
01/15/2045	4.600%	142,000	158,846
Discovery Communications LLC
09/20/2047	5.200%	365,000	428,866
Discovery Communications LLC(a)
09/15/2055	4.000%	675,000	666,307
Electronic Arts, Inc.
02/15/2031	1.850%	1,279,000	1,207,210
Grupo Televisa SAB
01/31/2046	6.125%	356,000	452,569
Viacom, Inc.
03/15/2043	4.375%	488,000	527,063
09/01/2043	5.850%	898,000	1,148,030
ViacomCBS, Inc.
05/19/2032	4.200%	467,000	522,098
Walt Disney Co. (The)
07/15/2024	9.500%	407,000	518,378
04/30/2028	7.300%	350,000	460,314
Total			7,193,750
Metals and Mining 0.6%
Anglo American Capital PLC(a)
09/11/2024	3.625%	245,000	264,892
09/11/2027	4.000%	400,000	441,589
09/10/2030	2.625%	836,000	819,317
Barrick Gold Corp.
10/15/2035	6.450%	780,000	1,028,392

80	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BHP Billiton Finance U.S.A. Ltd.
03/01/2026	6.420%	1,372,000	1,697,769
Glencore Finance Canada Ltd.(a)
11/15/2021	4.950%	1,110,000	1,140,289
Glencore Funding LLC(a)
05/30/2023	4.125%	547,000	584,409
09/01/2025	1.625%	3,065,000	3,062,819
09/01/2030	2.500%	3,095,000	2,974,038
Newmont Corp.
10/01/2030	2.250%	4,668,000	4,546,997
Nucor Corp.
06/01/2030	2.700%	831,000	849,236
Nucor Corp.(a)
12/15/2055	2.979%	1,000,000	908,560
Reliance Steel & Aluminum Co.
08/15/2030	2.150%	4,184,000	4,020,585
Steel Dynamics, Inc.
10/15/2027	1.650%	623,000	610,794
04/15/2030	3.450%	819,000	876,235
Teck Resources Ltd.
07/15/2030	3.900%	668,000	697,692
10/01/2035	6.125%	352,000	430,635
07/15/2041	6.250%	523,000	645,781
03/01/2042	5.200%	876,000	965,946
Vale Overseas Ltd.
07/08/2030	3.750%	640,000	669,920
Total			27,235,895
Midstream 1.2%
Boardwalk Pipelines LP
05/03/2029	4.800%	395,000	437,588
02/15/2031	3.400%	780,000	785,248
Buckeye Partners LP
11/15/2043	5.850%	770,000	749,818
Cameron LNG LLC(a)
01/15/2039	3.701%	885,000	951,952
Cheniere Corpus Christi Holdings LLC
06/30/2027	5.125%	800,000	917,033
11/15/2029	3.700%	580,000	612,987
Enable Midstream Partners LP
05/15/2024	3.900%	205,000	218,385
03/15/2027	4.400%	1,471,000	1,592,254
05/15/2028	4.950%	2,489,000	2,751,154
09/15/2029	4.150%	870,000	903,630
Enbridge, Inc.
01/15/2025	2.500%	2,600,000	2,707,322
Energy Transfer Operating LP
04/15/2029	5.250%	595,000	678,243
05/15/2050	5.000%	1,485,000	1,539,209
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Energy Transfer Partners LP
03/15/2025	4.050%	3,564,000	3,847,276
01/15/2026	4.750%	449,000	498,615
06/01/2041	6.050%	1,221,000	1,387,371
06/15/2048	6.000%	303,000	345,868
Enterprise Products Operating LLC
01/31/2030	2.800%	1,000,000	1,032,083
04/15/2038	7.550%	303,000	443,697
02/15/2043	4.450%	305,000	338,092
01/31/2060	3.950%	1,517,000	1,519,181
EQT Midstream Partners LP
07/15/2028	5.500%	700,000	736,339
Galaxy Pipeline Assets Bidco Ltd.(a)
09/30/2027	1.750%	2,267,000	2,267,524
03/31/2034	2.160%	1,695,000	1,648,298
03/31/2036	2.625%	1,070,000	1,025,360
09/30/2040	2.940%	2,301,000	2,230,625
Gray Oak Pipeline LLC(a)
09/15/2023	2.000%	650,000	661,785
10/15/2025	2.600%	790,000	802,577
Kinder Morgan Energy Partners LP
03/01/2043	5.000%	710,000	799,269
Kinder Morgan, Inc.
02/15/2031	2.000%	720,000	667,949
08/01/2050	3.250%	790,000	700,463
Magellan Midstream Partners LP
12/01/2042	4.200%	404,000	408,180
MPLX LP
03/15/2028	4.000%	280,000	309,270
08/15/2030	2.650%	1,000,000	980,652
04/15/2038	4.500%	764,000	834,552
04/15/2048	4.700%	400,000	432,364
02/15/2049	5.500%	675,000	804,446
ONEOK Partners LP
10/01/2036	6.650%	2,038,000	2,565,710
ONEOK, Inc.
01/15/2026	5.850%	189,000	221,415
07/13/2027	4.000%	316,000	342,823
03/15/2029	4.350%	535,000	583,295
09/01/2029	3.400%	496,000	509,756
03/15/2030	3.100%	1,262,000	1,270,143
07/13/2047	4.950%	148,000	157,008
09/01/2049	4.450%	593,000	593,613
Phillips 66 Partners LP
10/01/2026	3.550%	171,000	183,229
12/15/2029	3.150%	770,000	783,174
Plains All American Pipeline LP/Finance Corp.
10/15/2023	3.850%	1,130,000	1,196,702
12/15/2029	3.550%	1,454,000	1,453,841
06/01/2042	5.150%	900,000	913,709
06/15/2044	4.700%	680,000	651,389

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2021	81

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/15/2045	4.900%	322,000	314,324
Southern Natural Gas Co. LLC
03/01/2032	8.000%	360,000	492,140
Sunoco Logistics Partners Operations LP
02/15/2040	6.850%	652,000	775,928
TC PipeLines LP
05/25/2027	3.900%	247,000	268,253
Tennessee Gas Pipeline Co. LLC(a)
03/01/2030	2.900%	765,000	767,857
Texas Eastern Transmission LP(a)
10/15/2022	2.800%	660,000	678,069
TransCanada PipeLines Ltd.
10/15/2037	6.200%	500,000	651,331
Williams Companies, Inc. (The)
01/15/2025	3.900%	217,000	235,191
03/15/2031	2.600%	3,167,000	3,096,918
03/01/2048	4.850%	320,000	356,461
Total			58,628,938
Natural Gas 0.2%
APT Pipelines Ltd.(a)
07/15/2027	4.250%	569,000	630,662
Brooklyn Union Gas Co. (The)(a)
03/15/2048	4.273%	360,000	401,601
NiSource Finance Corp.
02/01/2042	5.800%	381,000	482,322
NiSource, Inc.
09/01/2029	2.950%	755,000	778,714
02/15/2031	1.700%	900,000	832,319
ONE Gas, Inc.
05/15/2030	2.000%	1,090,000	1,036,728
Piedmont Natural Gas Co., Inc.
03/15/2031	2.500%	1,114,000	1,102,511
Southern California Gas Co.
02/01/2030	2.550%	1,098,000	1,108,708
Southern Co. Gas Capital Corp.
10/01/2023	2.450%	201,000	209,256
06/15/2026	3.250%	169,000	182,542
01/15/2031	1.750%	917,000	851,006
10/01/2046	3.950%	247,000	258,952
Total			7,875,321
Office REIT 0.2%
Alexandria Real Estate Equities, Inc.
04/15/2026	3.800%	122,000	134,802
12/15/2030	4.900%	1,000,000	1,187,436
02/01/2033	1.875%	660,000	598,518
02/01/2050	4.000%	661,000	707,114
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Boston Properties LP
12/01/2028	4.500%	350,000	397,940
Corporate Office Properties LP
04/15/2031	2.750%	1,612,000	1,558,507
Government Properties Income Trust
07/15/2022	4.000%	471,000	482,696
Office Properties Income Trust
02/01/2022	4.150%	2,095,000	2,137,912
Total			7,204,925
Oil Field Services 0.1%
Baker Hughes, Inc.
09/15/2040	5.125%	300,000	366,546
Halliburton Co.
11/15/2035	4.850%	497,000	555,466
08/01/2043	4.750%	260,000	278,506
National Oilwell Varco, Inc.
12/01/2029	3.600%	1,000,000	1,006,120
Schlumberger Holdings Corp.(a)
05/01/2024	3.750%	184,000	198,549
05/17/2028	3.900%	1,029,000	1,119,289
Total			3,524,476
Other Financial Institutions 0.1%
Andrew W Mellon Foundation (The)
08/01/2027	0.947%	904,000	878,957
Blackstone/GSO Secured Lending Fund(a)
07/14/2023	3.650%	960,000	1,001,757
Mitsubishi UFJ Lease & Finance Co., Ltd.(a)
09/19/2022	2.652%	335,000	344,066
ORIX Corp.
07/18/2022	2.900%	252,000	259,620
01/16/2024	4.050%	300,000	326,489
Total			2,810,889
Other Industry 0.2%
CK Hutchison International 16 Ltd.(a)
10/03/2021	1.875%	335,000	337,117
CK Hutchison International Ltd.(a)
04/11/2029	3.625%	730,000	788,609
Leland Stanford Junior University (The)
06/01/2027	1.289%	155,000	154,704
Pepperdine University
12/01/2059	3.301%	560,000	536,627
President and Fellows of Harvard College
10/15/2050	2.517%	1,975,000	1,854,450
Quanta Services, Inc.
10/01/2030	2.900%	1,740,000	1,763,780

82	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Trustees of the University of Pennsylvania (The)
02/15/2119	3.610%	815,000	804,930
University of Southern California
10/01/2120	3.226%	690,000	620,743
Yale University
04/15/2025	0.873%	1,324,000	1,322,658
04/15/2030	1.482%	1,135,000	1,085,830
Total			9,269,448
Other REIT 0.2%
American Campus Communities Operating Partnership LP
02/01/2030	2.850%	1,955,000	1,957,139
Digital Realty Trust LP
08/15/2027	3.700%	231,000	254,154
Duke Realty LP
06/30/2026	3.250%	203,000	219,681
Goodman Australia Industrial Fund Bond Issuer Pty Ltd.(a)
09/30/2026	3.400%	921,000	990,677
Life Storage LP
06/15/2029	4.000%	820,000	887,311
Prologis LP
10/01/2026	3.250%	279,000	305,677
04/15/2050	3.000%	1,600,000	1,535,216
Trust F/1401(a)
01/15/2050	6.390%	1,279,000	1,410,213
Trust Fibra Uno(a)
01/30/2026	5.250%	1,163,000	1,284,115
WP Carey, Inc.
10/01/2026	4.250%	345,000	386,791
04/01/2033	2.250%	1,280,000	1,194,815
Total			10,425,789
Other Utility 0.0%
American Water Capital Corp.
10/15/2037	6.593%	300,000	426,664
12/01/2046	4.000%	431,000	474,068
05/01/2050	3.450%	1,198,000	1,214,273
Total			2,115,005
Paper 0.1%
Graphic Packaging International LLC(a)
04/15/2026	1.512%	1,355,000	1,345,410
Packaging Corp. of America
12/15/2049	4.050%	785,000	874,952
WRKCo, Inc.
03/15/2025	3.750%	350,000	381,264
06/01/2028	3.900%	170,000	187,306
Total			2,788,932
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pharmaceuticals 1.7%
AbbVie, Inc.
11/21/2022	2.300%	2,312,000	2,378,059
11/14/2023	3.750%	202,000	217,630
11/21/2029	3.200%	9,139,000	9,702,548
03/15/2035	4.550%	1,000,000	1,165,092
05/14/2036	4.300%	537,000	615,135
11/21/2039	4.050%	3,638,000	4,055,502
11/06/2042	4.400%	467,000	541,422
05/14/2046	4.450%	1,145,000	1,324,471
11/21/2049	4.250%	2,251,000	2,548,050
Amgen, Inc.
02/21/2027	2.200%	665,000	681,056
AstraZeneca PLC
09/15/2037	6.450%	290,000	413,432
09/18/2042	4.000%	1,000,000	1,117,206
Biogen, Inc.
05/01/2030	2.250%	1,390,000	1,336,993
05/01/2050	3.150%	370,000	340,300
Bristol Myers Squibb Co.
06/15/2026	3.200%	707,000	769,988
02/20/2028	3.900%	2,046,000	2,296,994
07/26/2029	3.400%	2,529,000	2,762,584
Bristol-Myers Squibb Co.
11/13/2025	0.750%	741,000	728,873
11/13/2027	1.125%	825,000	796,299
11/13/2030	1.450%	2,032,000	1,897,747
06/15/2039	4.125%	476,000	553,838
11/13/2040	2.350%	594,000	540,184
08/15/2045	5.000%	459,000	589,809
11/15/2047	4.350%	356,000	423,180
02/20/2048	4.550%	400,000	488,471
10/26/2049	4.250%	87,000	102,482
11/13/2050	2.550%	2,298,000	2,045,679
Genentech, Inc.
07/15/2035	5.250%	919,000	1,174,272
Gilead Sciences, Inc.
10/01/2027	1.200%	371,000	355,401
10/01/2030	1.650%	1,203,000	1,127,716
09/01/2036	4.000%	661,000	735,041
10/01/2040	2.600%	2,763,000	2,541,294
03/01/2047	4.150%	1,000,000	1,111,814
10/01/2050	2.800%	1,291,000	1,149,693
Merck & Co., Inc.
02/10/2045	3.700%	515,000	566,210
Mylan NV
06/15/2026	3.950%	200,000	220,492
Mylan, Inc.
11/29/2043	5.400%	625,000	737,440
Pfizer, Inc.
03/11/2022	2.800%	711,000	728,019

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2021	83

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Regeneron Pharmaceuticals, Inc.
09/15/2030	1.750%	5,890,000	5,450,089
09/15/2050	2.800%	916,000	790,866
Royalty Pharma PLC(a)
09/02/2023	0.750%	1,145,000	1,143,533
09/02/2025	1.200%	1,887,000	1,852,635
09/02/2027	1.750%	1,130,000	1,104,135
09/02/2040	3.300%	940,000	908,411
09/02/2050	3.550%	2,702,000	2,585,848
Shire Acquisitions Investments Ireland DAC
09/23/2023	2.875%	2,152,000	2,262,903
09/23/2026	3.200%	1,480,000	1,592,207
Takeda Pharmaceutical Co., Ltd.
11/26/2023	4.400%	1,377,000	1,505,303
11/26/2028	5.000%	1,000,000	1,181,877
03/31/2030	2.050%	2,775,000	2,669,880
07/09/2040	3.025%	835,000	807,918
07/09/2050	3.175%	2,510,000	2,377,310
07/09/2060	3.375%	565,000	541,123
Upjohn, Inc.(a)
06/22/2040	3.850%	672,000	688,505
Zoetis, Inc.
05/15/2030	2.000%	890,000	855,880
05/15/2050	3.000%	350,000	334,057
Total			79,532,896
Property & Casualty 0.3%
American Financial Group, Inc.
08/15/2026	3.500%	555,000	600,957
American International Group, Inc.
06/30/2030	3.400%	1,669,000	1,775,676
06/30/2050	4.375%	988,000	1,124,013
Assurant, Inc.
09/27/2023	4.200%	545,000	589,370
Brown & Brown, Inc.
03/15/2031	2.375%	2,210,000	2,127,018
Chubb INA Holdings, Inc.
05/15/2024	3.350%	750,000	808,205
Cincinnati Financial Corp.
11/01/2034	6.125%	1,000,000	1,327,159
CNA Financial Corp.
08/15/2027	3.450%	500,000	545,703
Hanover Insurance Group, Inc. (The)
09/01/2030	2.500%	600,000	588,657
Hartford Financial Services Group, Inc. (The)
10/01/2041	6.100%	265,000	361,350
04/15/2043	4.300%	430,000	489,421
Liberty Mutual Group, Inc.(a)
10/15/2050	3.951%	700,000	722,943
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Markel Corp.
11/01/2027	3.500%	306,000	334,104
Nationwide Mutual Insurance Co.(a)
Subordinated
04/30/2050	4.350%	1,155,000	1,214,593
OneBeacon US Holdings, Inc.
11/09/2022	4.600%	600,000	631,854
Progressive Corp. (The)(j)
12/31/2049	5.375%	320,000	332,681
Travelers Property Casualty Corp.
04/15/2026	7.750%	605,000	781,168
Total			14,354,872
Railroads 0.3%
Burlington Northern Santa Fe LLC
08/15/2030	7.950%	500,000	710,035
05/01/2040	5.750%	790,000	1,065,877
02/15/2050	3.550%	523,000	550,577
02/15/2051	3.050%	742,000	718,940
Burlington Northern Santa Fe LLC(h)
09/15/2051	3.300%	1,426,000	1,434,204
CSX Corp.
10/01/2036	6.000%	450,000	604,576
03/01/2048	4.300%	94,000	107,129
11/15/2048	4.750%	415,000	498,433
09/15/2049	3.350%	80,000	78,641
05/15/2051	2.500%	433,000	367,356
Kansas City Southern
05/01/2048	4.700%	750,000	873,121
Norfolk Southern Corp.
08/15/2052	4.050%	600,000	660,862
Union Pacific Corp.
03/01/2022	2.950%	1,317,000	1,348,690
03/01/2024	3.150%	628,000	671,720
02/05/2027	2.150%	1,173,000	1,208,134
02/05/2030	2.400%	1,453,000	1,459,146
09/15/2067	4.100%	200,000	215,947
02/05/2070	3.750%	235,000	240,105
Union Pacific Corp.(a)
09/16/2062	2.973%	1,131,000	1,006,430
Total			13,819,923
Refining 0.2%
HollyFrontier Corp.
10/01/2023	2.625%	2,262,000	2,330,411
04/01/2026	5.875%	618,000	700,342
Marathon Petroleum Corp.
05/01/2023	4.500%	366,000	392,637
05/01/2025	4.700%	217,000	243,950

84	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Phillips 66
11/15/2044	4.875%	40,000	47,224
Valero Energy Corp.
04/15/2023	2.700%	1,270,000	1,318,656
03/15/2024	1.200%	1,110,000	1,113,716
09/15/2027	2.150%	1,000,000	982,168
04/15/2032	7.500%	181,000	243,344
Total			7,372,448
Restaurants 0.1%
McDonald’s Corp.
09/01/2025	1.450%	575,000	580,688
01/30/2026	3.700%	1,135,000	1,251,622
12/09/2035	4.700%	283,000	335,940
10/15/2037	6.300%	268,000	373,053
Starbucks Corp.
05/07/2022	1.300%	942,000	951,671
11/15/2030	2.550%	910,000	913,077
03/12/2050	3.350%	753,000	738,558
11/15/2050	3.500%	1,635,000	1,638,986
Total			6,783,595
Retail REIT 0.6%
Agree LP
10/01/2030	2.900%	552,000	557,187
Brixmor Operating Partnership LP
02/01/2025	3.850%	1,000,000	1,081,242
04/01/2028	2.250%	1,410,000	1,383,427
DDR Corp.
02/01/2025	3.625%	482,000	503,462
06/01/2027	4.700%	200,000	218,517
Federal Realty Investment Trust
01/15/2024	3.950%	1,025,000	1,107,608
National Retail Properties, Inc.
11/15/2025	4.000%	728,000	799,886
12/15/2026	3.600%	618,000	670,038
Realty Income Corp.
07/15/2024	3.875%	642,000	699,402
04/15/2025	3.875%	255,000	279,604
01/15/2031	3.250%	880,000	930,209
Regency Centers LP
09/15/2029	2.950%	2,267,000	2,308,084
Scentre Group Trust 1 / 2(a)
02/12/2025	3.500%	1,040,000	1,106,483
Scentre Group Trust 1/Trust 2(a)
01/28/2026	3.625%	1,169,000	1,262,787
Scentre Group Trust 2(a),(j)
09/24/2080	4.750%	995,000	1,046,606
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Spirit Realty LP
09/15/2026	4.450%	95,000	105,329
03/15/2028	2.100%	1,477,000	1,436,689
07/15/2029	4.000%	428,000	463,481
01/15/2030	3.400%	893,000	923,901
02/15/2031	3.200%	1,756,000	1,762,615
02/15/2032	2.700%	591,000	562,659
STORE Capital Corp.
03/15/2028	4.500%	2,800,000	3,083,473
03/15/2029	4.625%	946,000	1,050,287
11/18/2030	2.750%	1,313,000	1,284,981
VEREIT Operating Partnership LP
01/15/2028	3.400%	787,000	831,759
06/15/2028	2.200%	795,000	780,535
12/15/2032	2.850%	1,077,000	1,043,930
Total			27,284,181
Retailers 0.5%
7-Eleven, Inc.(a)
02/10/2028	1.300%	609,000	582,603
02/10/2041	2.500%	619,000	561,773
Alimentation Couche-Tard, Inc.(a)
01/25/2030	2.950%	440,000	449,094
01/25/2050	3.800%	1,270,000	1,281,475
AutoZone, Inc.
01/15/2031	1.650%	840,000	771,441
Costco Wholesale Corp.
04/20/2030	1.600%	4,984,000	4,773,527
04/20/2032	1.750%	1,600,000	1,525,019
Dollar General Corp.
05/01/2028	4.125%	365,000	409,372
Home Depot Inc (The)
06/15/2029	2.950%	420,000	445,791
04/15/2030	2.700%	919,000	958,381
04/15/2050	3.350%	743,000	770,340
Home Depot, Inc. (The)
04/15/2040	3.300%	306,000	322,709
12/15/2049	3.125%	2,877,000	2,851,671
03/15/2051	2.375%	946,000	812,738
Kohl’s Corp.
05/15/2025	9.500%	535,000	694,889
Lowe’s Companies, Inc.
04/15/2028	1.300%	1,316,000	1,251,790
04/05/2029	3.650%	686,000	750,359
04/01/2031	2.625%	1,876,000	1,885,636
04/01/2051	3.500%	413,000	420,306
Nordstrom, Inc.(a),(h)
08/01/2031	4.250%	1,331,000	1,330,694
O’Reilly Automotive, Inc.
03/15/2026	3.550%	480,000	524,428
09/01/2027	3.600%	432,000	473,564

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2021	85

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Walmart, Inc.
07/08/2026	3.050%	696,000	756,597
06/29/2048	4.050%	14,000	16,456
Total			24,620,653
Supermarkets 0.1%
Kroger Co. (The)
05/01/2030	2.200%	2,000,000	1,963,709
01/15/2050	3.950%	700,000	754,650
Total			2,718,359
Technology 1.7%
Analog Devices, Inc.
12/05/2023	3.125%	244,000	259,706
12/05/2036	4.500%	198,000	216,622
Apple, Inc.
06/20/2027	3.000%	562,000	609,907
02/08/2028	1.200%	1,855,000	1,786,193
02/08/2031	1.650%	1,855,000	1,770,978
02/08/2041	2.375%	742,000	686,421
08/04/2046	3.850%	672,000	756,234
02/09/2047	4.250%	534,000	635,781
11/13/2047	3.750%	495,000	547,974
05/11/2050	2.650%	1,828,000	1,667,851
02/08/2051	2.650%	1,855,000	1,697,477
08/20/2060	2.550%	1,737,000	1,500,167
02/08/2061	2.800%	742,000	667,219
Arrow Electronics, Inc.
09/08/2024	3.250%	219,000	234,269
01/12/2028	3.875%	376,000	407,725
Broadcom Corp./Cayman Finance Ltd.
01/15/2027	3.875%	560,000	607,586
Broadcom, Inc.
11/15/2025	3.150%	967,000	1,030,137
09/15/2028	4.110%	1,775,000	1,938,037
04/15/2029	4.750%	1,265,000	1,421,938
11/15/2030	4.150%	1,317,000	1,421,008
Broadcom, Inc.(a)
02/15/2031	2.450%	3,442,000	3,251,552
04/15/2034	3.469%	1,525,000	1,505,214
Citrix Systems, Inc.
03/01/2026	1.250%	415,000	408,998
Dell International LLC/EMC Corp.(a)
06/15/2023	5.450%	585,000	639,326
06/15/2026	6.020%	2,068,000	2,446,995
10/01/2026	4.900%	378,000	429,701
07/15/2027	6.100%	753,000	905,400
10/01/2029	5.300%	1,357,000	1,586,755
07/15/2046	8.350%	801,000	1,219,241
DXC Technology Co.
04/15/2024	4.250%	302,000	327,986
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Equinix, Inc.
11/18/2026	2.900%	1,375,000	1,451,430
Fidelity National Information Services, Inc.
03/01/2026	1.150%	1,476,000	1,451,572
03/01/2028	1.650%	1,476,000	1,441,796
03/01/2031	2.250%	738,000	725,033
Fiserv, Inc.
07/01/2026	3.200%	360,000	388,220
07/01/2049	4.400%	345,000	398,456
Flex Ltd.
05/12/2030	4.875%	905,000	1,027,353
HP, Inc.
06/17/2025	2.200%	2,384,000	2,463,722
06/17/2027	3.000%	785,000	830,817
Intel Corp.
12/08/2047	3.734%	114,000	123,021
11/15/2049	3.250%	756,000	757,563
02/15/2060	3.100%	1,235,000	1,169,084
KLA Corp.
03/01/2050	3.300%	1,006,000	977,486
Leidos, Inc.(a)
02/15/2031	2.300%	570,000	538,868
Microchip Technology, Inc.(a)
02/15/2024	0.972%	1,485,000	1,483,038
Micron Technology, Inc.
04/24/2023	2.497%	1,591,000	1,651,034
Microsoft Corp.
02/12/2035	3.500%	300,000	335,089
03/17/2052	2.921%	1,211,000	1,191,569
06/01/2060	2.675%	182,000	167,010
03/17/2062	3.041%	314,000	308,096
NVIDIA Corp.
04/01/2040	3.500%	374,000	402,700
04/01/2050	3.500%	2,102,000	2,220,773
NXP BV/Funding LLC/USA, Inc.(a)
06/18/2026	3.875%	1,541,000	1,695,133
05/01/2027	3.150%	1,275,000	1,355,989
Oracle Corp.
02/15/2023	2.625%	980,000	1,016,207
11/15/2024	2.950%	526,000	560,794
03/25/2026	1.650%	2,297,000	2,313,530
04/01/2027	2.800%	2,263,000	2,382,771
03/25/2028	2.300%	3,212,000	3,250,577
03/25/2031	2.875%	2,374,000	2,416,775
07/08/2034	4.300%	164,000	184,187
05/15/2035	3.900%	735,000	793,028
07/15/2036	3.850%	835,000	884,158
04/01/2040	3.600%	2,700,000	2,714,759
03/25/2041	3.650%	1,531,000	1,549,851
03/25/2051	3.950%	1,072,000	1,106,794
03/25/2061	4.100%	306,000	316,526

86	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PayPal Holdings, Inc.
06/01/2025	1.650%	2,868,000	2,922,889
Total			79,552,096
Tobacco 0.3%
Altria Group, Inc.
05/06/2025	2.350%	322,000	333,963
02/04/2032	2.450%	873,000	829,626
02/04/2041	3.400%	2,395,000	2,221,379
09/16/2046	3.875%	1,536,000	1,493,561
02/04/2061	4.000%	986,000	916,376
BAT Capital Corp.
04/02/2027	4.700%	795,000	895,576
08/15/2027	3.557%	1,479,000	1,574,037
03/25/2028	2.259%	876,000	861,551
04/02/2030	4.906%	405,000	462,004
03/25/2031	2.726%	2,430,000	2,361,709
08/15/2047	4.540%	425,000	428,439
BAT International Finance PLC
03/25/2026	1.668%	2,490,000	2,464,237
Total			14,842,458
Transportation Services 0.1%
Adani International Container Terminal Private Ltd.(a)
02/16/2031	3.000%	650,000	621,589
Adani Ports & Special Economic Zone Ltd.(a)
08/04/2027	4.200%	1,391,000	1,477,324
02/02/2031	3.100%	221,000	209,200
Brambles U.S.A., Inc.(a)
10/23/2025	4.125%	300,000	332,176
Element Fleet Management Corp.(a),(h)
04/06/2024	1.600%	525,000	524,386
Element Fleet Management Corp.(a)
06/15/2025	3.850%	1,517,000	1,599,058
ERAC U.S.A. Finance LLC(a)
02/15/2045	4.500%	399,000	460,024
JB Hunt Transport Services, Inc.
03/01/2026	3.875%	495,000	547,101
Penske Truck Leasing Co. LP/Finance Corp.(a)
03/14/2023	2.700%	350,000	362,810
Total			6,133,668
Unknown Barclay Code 0.1%
Broadcom, Inc.(a)
04/15/2033	3.419%	5,053,000	4,960,588
Wireless 1.0%
America Movil SAB de CV
04/22/2029	3.625%	795,000	853,142
04/22/2049	4.375%	662,000	757,294
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Tower Corp.
04/15/2026	1.600%	1,504,000	1,506,552
10/15/2026	3.375%	425,000	459,042
01/31/2028	1.500%	1,405,000	1,341,723
08/15/2029	3.800%	1,500,000	1,634,772
06/15/2030	2.100%	750,000	716,609
10/15/2030	1.875%	1,320,000	1,234,782
04/15/2031	2.700%	1,128,000	1,131,560
10/15/2049	3.700%	800,000	808,999
06/15/2050	3.100%	599,000	550,566
01/15/2051	2.950%	391,000	347,021
Crown Castle International Corp.
07/15/2026	1.050%	2,222,000	2,150,508
03/01/2027	4.000%	607,000	671,647
01/15/2031	2.250%	1,470,000	1,408,834
04/01/2031	2.100%	4,136,000	3,904,544
04/01/2041	2.900%	1,037,000	953,687
Rogers Communications, Inc.
05/01/2049	4.350%	550,000	600,156
T-Mobile USA, Inc.(a)
04/15/2025	3.500%	1,943,000	2,095,792
02/15/2026	1.500%	3,629,000	3,594,402
04/15/2027	3.750%	7,287,000	7,960,012
02/15/2028	2.050%	6,652,000	6,524,934
04/15/2030	3.875%	4,610,000	5,002,317
Vodafone Group PLC
05/30/2048	5.250%	400,000	499,971
06/19/2049	4.875%	1,070,000	1,277,812
09/17/2050	4.250%	1,033,000	1,135,150
Total			49,121,828
Wirelines 1.0%
AT&T, Inc.
06/30/2022	3.000%	1,831,000	1,880,385
06/01/2027	2.300%	2,790,000	2,844,456
02/01/2028	1.650%	1,195,000	1,156,832
02/01/2032	2.250%	3,740,000	3,545,785
05/15/2035	4.500%	695,000	783,504
06/01/2041	3.500%	1,876,000	1,854,147
02/01/2043	3.100%	3,410,000	3,183,443
AT&T, Inc.(a)
09/15/2053	3.500%	2,460,000	2,274,923
09/15/2055	3.550%	1,329,000	1,216,335
12/01/2057	3.800%	1,419,000	1,352,019
Deutsche Telekom AG(a)
01/21/2050	3.625%	392,000	398,308
Deutsche Telekom International Finance BV(a)
01/19/2027	3.600%	402,000	440,352
NTT Finance Corp.(a)
04/03/2026	1.162%	3,683,000	3,632,751
Qwest Corp.
12/01/2021	6.750%	1,063,000	1,097,682

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2021	87

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Telefonica Emisiones SA
03/01/2049	5.520%	589,000	724,695
Verizon Communications, Inc.
08/15/2026	2.625%	75,000	79,204
03/22/2028	2.100%	820,000	822,656
09/21/2028	4.329%	515,000	589,668
02/08/2029	3.875%	235,000	262,469
03/21/2031	2.550%	929,000	927,782
11/01/2034	4.400%	3,500,000	4,001,771
01/15/2036	4.272%	800,000	901,240
11/20/2040	2.650%	4,310,000	3,939,372
03/22/2041	3.400%	1,493,000	1,516,479
08/21/2046	4.862%	1,087,000	1,309,654
09/15/2048	4.522%	591,000	681,400
11/20/2050	2.875%	1,336,000	1,187,170
03/22/2051	3.550%	1,486,000	1,484,957
03/15/2055	4.672%	575,000	685,190
03/22/2061	3.700%	1,869,000	1,849,076
Verizon Communications, Inc.(a)
10/30/2056	2.987%	545,000	479,457
Total			47,103,162
Total Corporate Bonds & Notes (Cost $1,420,285,323)			1,438,702,144

Foreign Government Obligations(k) 1.2%

Canada 0.0%
Ontario Teachers’ Cadillac Fairview Properties Trust(a)
03/20/2027	3.875%	804,000	882,452
Chile 0.1%
Chile Government International Bond
01/27/2032	2.550%	592,000	597,357
Chile Government International Bond(h)
04/15/2053	3.500%	2,037,000	2,039,565
Total			2,636,922
Colombia 0.1%
Colombia Government International Bond
02/26/2024	4.000%	893,000	950,998
04/15/2031	3.125%	350,000	342,370
09/18/2037	7.375%	150,000	198,282
05/15/2049	5.200%	200,000	220,019
05/15/2051	4.125%	870,000	828,182
02/15/2061	3.875%	2,708,000	2,426,639
Ecopetrol SA
01/16/2025	4.125%	300,000	320,060
06/26/2026	5.375%	580,000	648,062
Oleoducto Central SA(a)
07/14/2027	4.000%	954,000	1,008,399
Total			6,943,011
Foreign Government Obligations(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Indonesia 0.0%
PT Hutama Karya Persero(a)
05/11/2030	3.750%	389,000	408,072
Japan 0.0%
Japan Bank for International Cooperation
10/17/2024	1.750%	2,034,000	2,106,847
Mexico 0.4%
Mexico City Airport Trust(a)
07/31/2047	5.500%	200,000	197,478
Mexico Government International Bond
01/30/2025	3.600%	757,000	824,270
01/21/2026	4.125%	1,673,000	1,858,753
04/22/2029	4.500%	3,377,000	3,743,247
05/24/2031	2.659%	4,611,000	4,369,887
03/08/2044	4.750%	2,074,000	2,174,578
01/15/2047	4.350%	1,167,000	1,155,781
02/10/2048	4.600%	722,000	738,223
05/24/2061	3.771%	1,357,000	1,201,807
04/19/2071	3.750%	2,218,000	1,930,885
10/12/2110	5.750%	458,000	510,158
Total			18,705,067
Norway 0.0%
Equinor ASA
09/23/2027	7.250%	400,000	529,170
11/18/2049	3.250%	545,000	534,375
Total			1,063,545
Panama 0.0%
Banco Nacional de Panama(a)
08/11/2030	2.500%	1,500,000	1,392,035
Panama Government International Bond
04/16/2050	4.500%	275,000	303,709
Total			1,695,744
Paraguay 0.1%
Paraguay Government International Bond(a)
01/29/2033	2.739%	1,014,000	973,440
03/30/2050	5.400%	1,548,000	1,735,988
Total			2,709,428
Peru 0.2%
Peruvian Government International Bond
01/23/2026	2.392%	1,548,000	1,593,908
01/23/2031	2.783%	3,514,000	3,517,657
03/11/2041	3.300%	1,936,000	1,885,975
11/18/2050	5.625%	98,000	130,302

88	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2021 (Unaudited)
Foreign Government Obligations(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Petroleos del Peru SA(a)
06/19/2047	5.625%	706,000	741,666
Total			7,869,508
Saudi Arabia 0.0%
Saudi Arabian Oil Co.(a)
11/24/2023	1.250%	200,000	201,964
11/24/2025	1.625%	338,000	339,840
Saudi Government International Bond(a)
02/02/2033	2.250%	743,000	698,965
Total			1,240,769
Singapore 0.0%
BOC Aviation Ltd.(a)
09/18/2022	2.750%	400,000	408,049
10/10/2024	3.500%	310,000	332,160
Total			740,209
Sweden 0.1%
Svensk Exportkredit AB
04/06/2023	0.750%	3,175,000	3,203,931
United Arab Emirates 0.1%
Abu Dhabi Government International Bond(a)
04/16/2025	2.500%	2,708,000	2,856,168
United States 0.1%
Antares Holdings LP(a)
07/15/2026	3.950%	1,564,000	1,580,987
DAE Funding LLC(a)
03/20/2025	2.625%	1,886,000	1,897,233
03/20/2028	3.375%	1,852,000	1,838,870
Total			5,317,090
Total Foreign Government Obligations (Cost $58,382,116)			58,378,763

Inflation-Indexed Bonds 0.1%

United States 0.1%
U.S. Treasury Inflation-Indexed Bond
01/15/2022	0.125%	1,155,730	1,180,720
01/15/2029	2.500%	1,218,360	1,559,483
Total			2,740,203
Total Inflation-Indexed Bonds (Cost $2,511,681)			2,740,203

Municipal Bonds 0.3%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 0.0%
City of Los Angeles Department of Airports
Revenue Bonds
Build America Bonds
Series 2009
05/15/2039	6.582%	420,000	545,681
Higher Education 0.1%
Los Angeles Community College District
Unlimited General Obligation Bonds
Build America Bonds
Series 2010
08/01/2049	6.750%	825,000	1,353,025
Ohio State University (The)
Revenue Bonds
Taxable
Series 2011A
06/01/2111	4.800%	2,014,000	2,586,540
University of Texas System (The)
Refunding Revenue Bonds
Taxable
Series 2020B
08/15/2049	2.439%	685,000	627,987
Total			4,567,552
Hospital 0.0%
Regents of the University of California Medical Center
Taxable Revenue Bonds
Series 2020N
05/15/2120	3.706%	1,360,000	1,304,838
Joint Power Authority 0.1%
American Municipal Power, Inc.
Revenue Bonds
Build America Bonds
Series 2010
02/15/2050	7.499%	1,265,000	1,958,296
Ports 0.1%
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 174th
Series 2012
10/01/2062	4.458%	1,850,000	2,279,977
Taxable Consolidated 160th
Series 2010
11/01/2040	5.647%	835,000	1,125,146
Total			3,405,123

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2021	89

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Special Non Property Tax 0.0%
New York State Dormitory Authority
Revenue Bonds
Build America Bonds
Series 2010
03/15/2040	5.600%	415,000	546,422
State General Obligation 0.0%
State of California
Unlimited General Obligation Bonds
Build America Bonds
Series 2009
10/01/2039	7.300%	295,000	449,751
Turnpike / Bridge / Toll Road 0.0%
North Texas Tollway Authority
Revenue Bonds
Series 2009 (BAM)
01/01/2049	6.718%	1,164,000	1,845,336
Water & Sewer 0.0%
District of Columbia Water & Sewer Authority
Taxable Revenue Bonds
Senior Lien
Series 2014A
10/01/2114	4.814%	411,000	533,273
Total Municipal Bonds (Cost $12,705,145)			15,156,272

Residential Mortgage-Backed Securities - Agency 23.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
11/01/2022- 10/17/2038	6.500%	1,008,344	1,155,373
12/01/2032- 09/01/2049	4.000%	23,806,471	26,083,194
03/01/2033- 02/01/2050	3.000%	1,374,921	1,448,972
06/01/2035- 04/01/2036	5.500%	91,476	104,527
09/01/2037	6.000%	787,141	937,125
05/01/2048- 12/01/2048	5.000%	3,921,662	4,405,244
06/01/2048- 08/01/2049	4.500%	25,179,198	27,932,462
04/01/2049- 11/01/2049	3.500%	5,342,785	5,694,189
05/01/2050	2.500%	3,562,370	3,657,139
CMO Series 2017-4742 Class PA
10/15/2047	3.000%	2,779,001	2,909,910
CMO Series 2127 Class PG
02/15/2029	6.250%	148,841	163,123
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2165 Class PE
06/15/2029	6.000%	57,222	64,934
CMO Series 2326 Class ZQ
06/15/2031	6.500%	312,184	352,195
CMO Series 2399 Class TH
01/15/2032	6.500%	158,311	185,789
CMO Series 2517 Class Z
10/15/2032	5.500%	149,690	165,866
CMO Series 2557 Class HL
01/15/2033	5.300%	279,158	321,544
CMO Series 262 Class 35
07/15/2042	3.500%	3,432,167	3,638,711
CMO Series 2752 Class EZ
02/15/2034	5.500%	719,642	821,184
CMO Series 2764 Class ZG
03/15/2034	5.500%	520,858	596,906
CMO Series 2953 Class PG
03/15/2035	5.500%	2,551,981	2,965,641
CMO Series 2986 Class CH
06/15/2025	5.000%	210,161	223,236
CMO Series 2989 Class TG
06/15/2025	5.000%	174,218	184,670
CMO Series 299 Class 300
01/15/2043	3.000%	494,463	522,704
CMO Series 2990 Class UZ
06/15/2035	5.750%	877,337	1,011,804
CMO Series 3101 Class UZ
01/15/2036	6.000%	252,103	295,732
CMO Series 3123 Class AZ
03/15/2036	6.000%	305,043	352,119
CMO Series 3143 Class BC
02/15/2036	5.500%	315,702	359,601
CMO Series 3164 Class MG
06/15/2036	6.000%	109,195	118,818
CMO Series 3195 Class PD
07/15/2036	6.500%	227,681	260,959
CMO Series 3200 Class AY
08/15/2036	5.500%	217,560	253,411
CMO Series 3213 Class JE
09/15/2036	6.000%	371,655	431,593
CMO Series 3229 Class HE
10/15/2026	5.000%	459,875	490,562
CMO Series 3402 Class NC
12/15/2022	5.000%	38,635	39,685
CMO Series 3423 Class PB
03/15/2038	5.500%	728,049	840,220

90	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 3453 Class B
05/15/2038	5.500%	17,117	19,493
CMO Series 3461 Class Z
06/15/2038	6.000%	1,319,985	1,525,520
CMO Series 3501 Class CB
01/15/2039	5.500%	287,213	331,376
CMO Series 3684 Class CY
06/15/2025	4.500%	894,018	946,502
CMO Series 3704 Class CT
12/15/2036	7.000%	459,515	555,382
CMO Series 3704 Class DT
11/15/2036	7.500%	449,293	548,326
CMO Series 3704 Class ET
12/15/2036	7.500%	319,151	393,606
CMO Series 3707 Class B
08/15/2025	4.500%	1,221,051	1,274,393
CMO Series 3819 Class ZQ
04/15/2036	6.000%	491,351	580,368
CMO Series 3890 Class ME
07/15/2041	5.000%	1,000,000	1,176,838
CMO Series 4015 Class MY
03/15/2042	3.500%	2,000,000	2,168,912
CMO Series 4177 Class MQ
03/15/2043	2.500%	1,000,000	1,009,900
CMO Series 4205 Class PA
05/15/2043	1.750%	3,079,225	3,149,236
CMO Series 4217 Class KY
06/15/2043	3.000%	1,200,000	1,257,474
CMO Series 4240 Class B
08/15/2033	3.000%	2,000,000	2,159,859
CMO Series 4426 Class QC
07/15/2037	1.750%	1,479,807	1,533,021
CMO Series 4705 Class A
09/15/2042	4.500%	401,996	409,677
CMO Series 4763 Class CA
09/15/2038	3.000%	365,741	392,948
CMO Series 4767 Class KA
03/15/2048	3.000%	491,928	528,687
CMO Series 4838 Class KZ
09/15/2048	4.000%	5,326,036	5,593,132
CMO Series 4880 Class DA
05/15/2050	3.000%	1,928,577	2,055,108
CMO Series R006 Class ZA
04/15/2036	6.000%	373,695	442,027
CMO Series R007 Class ZA
05/15/2036	6.000%	716,044	832,175
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO STRIPS Series 264 Class 30
07/15/2042	3.000%	392,794	404,493
Federal Home Loan Mortgage Corp.(b)
1-year CMT + 2.250% Cap 10.243% 07/01/2036	2.596%	51,433	54,755
12-month USD LIBOR + 1.849% Cap 9.108% 07/01/2040	2.547%	151,849	160,316
12-month USD LIBOR + 1.641% Cap 7.828% 05/01/2049	2.827%	1,717,152	1,792,851
CMO Series 2551 Class NS
-1.8 x 1-month USD LIBOR + 14.483% Cap 14.483% 01/15/2033	14.289%	98,847	129,972
CMO Series 3852 Class QN
-3.6 x 1-month USD LIBOR + 27.211% Cap 5.500% 05/15/2041	5.500%	302,024	321,268
CMO Series 3966 Class BF
1-month USD LIBOR + 0.500% Floor 0.500%, Cap 7.000% 10/15/2040	0.606%	283,255	284,361
CMO Series 4048 Class FJ
1-month USD LIBOR + 0.400% Floor 0.400%, Cap 9,999.000% 07/15/2037	0.515%	528,469	527,359
CMO Series 4846 Class PF
1-month USD LIBOR + 0.350% Floor 0.350%, Cap 6.500% 12/15/2048	0.456%	365,334	367,898
Structured Pass-Through Securities
1-year MTA + 1.200% Floor 1.200% 10/25/2044	1.348%	509,295	516,749
Federal Home Loan Mortgage Corp.(l)
CMO Series 3077 Class TO
04/15/2035	0.000%	83,606	81,307
CMO Series 3100 Class
01/15/2036	0.000%	130,070	120,486
CMO Series 3117 Class OG
02/15/2036	0.000%	64,554	60,333
CMO Series 3181 Class OH
07/15/2036	0.000%	269,146	241,494
CMO Series 3316 Class JO
05/15/2037	0.000%	11,014	10,260
CMO Series 3607 Class TO
10/15/2039	0.000%	230,279	208,441

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2021	91

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO STRIPS Series 197 Class
04/01/2028	0.000%	112,722	108,528
CMO STRIPS Series 310 Class
09/15/2043	0.000%	1,408,196	1,209,900
Federal Home Loan Mortgage Corp.(b),(g)
CMO Series 3380 Class SI
-1.0 x 1-month USD LIBOR + 6.370% Cap 6.370% 10/15/2037	6.264%	1,905,763	428,531
CMO Series 3385 Class SN
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 11/15/2037	5.894%	37,891	5,772
CMO Series 3451 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 05/15/2038	5.944%	65,019	8,226
CMO Series 3531 Class SM
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 05/15/2039	5.994%	47,631	8,073
CMO Series 3608 Class SC
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 12/15/2039	6.144%	261,587	41,904
CMO Series 3740 Class SB
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 10/15/2040	5.894%	309,073	47,079
CMO Series 3740 Class SC
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 10/15/2040	5.894%	423,182	81,312
CMO STRIPS Series 239 Class S30
-1.0 x 1-month USD LIBOR + 7.700% Cap 7.700% 08/15/2036	7.594%	280,720	69,958
Federal Home Loan Mortgage Corp.(c)
CMO Series 3688 Class CU
11/15/2021	6.744%	2,199	2,212
CMO Series 3688 Class GT
11/15/2046	7.400%	324,672	386,662
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4272 Class W
04/15/2040	5.653%	1,797,445	2,038,555
Federal Home Loan Mortgage Corp.(g)
CMO Series 3714 Class IP
08/15/2040	5.000%	322,435	32,866
CMO Series 3800 Class AI
11/15/2029	4.000%	21,392	2
Federal Home Loan Mortgage Corp.(c),(g)
CMO Series 3802 Class LS
01/15/2040	2.338%	485,334	22,958
Federal Home Loan Mortgage Corp.(d),(f)
CMO Series 5091 Class AB
03/25/2051	1.500%	5,359,000	5,364,024
CMO Series 5092 Class DT
11/25/2049	1.500%	5,400,000	5,447,672
Federal National Mortgage Association
05/01/2022	7.500%	2,121	2,135
01/01/2023- 11/01/2048	6.000%	569,464	640,656
02/01/2024- 10/01/2038	6.500%	1,903,294	2,228,442
05/01/2033- 03/01/2060	3.500%	31,130,623	33,695,832
09/01/2033- 12/01/2049	4.000%	44,538,162	48,854,350
11/01/2033- 06/01/2049	5.500%	5,707,125	6,569,107
05/01/2034- 01/01/2059	4.500%	44,870,468	50,410,964
12/01/2035- 10/01/2050	2.500%	56,013,093	58,324,993
01/01/2036- 11/01/2049	5.000%	33,281,835	37,804,971
02/01/2036	2.000%	2,367,306	2,430,869
11/01/2037- 01/01/2039	7.000%	499,736	601,932
01/01/2043- 08/01/2050	3.000%	29,229,017	30,709,251
CMO Series 1999-7 Class AB
03/25/2029	6.000%	129,788	146,876
CMO Series 2001-60 Class PX
11/25/2031	6.000%	168,569	194,596
CMO Series 2002-50 Class ZA
05/25/2031	6.000%	581,129	658,085
CMO Series 2002-78 Class Z
12/25/2032	5.500%	213,650	247,089
CMO Series 2003-W19 Class 1A7
11/25/2033	5.620%	2,484,741	2,826,466
CMO Series 2004-50 Class VZ
07/25/2034	5.500%	914,282	1,041,052

92	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2004-65 Class LT
08/25/2024	4.500%	92,274	96,332
CMO Series 2004-W10 Class A6
08/25/2034	5.750%	1,736,116	1,901,257
CMO Series 2005-121 Class DX
01/25/2026	5.500%	224,627	239,420
CMO Series 2006-105 Class ME
11/25/2036	5.500%	575,019	664,894
CMO Series 2006-16 Class HZ
03/25/2036	5.500%	638,945	732,718
CMO Series 2006-W3 Class 2A
09/25/2046	6.000%	185,048	208,526
CMO Series 2007-104 Class ZE
08/25/2037	6.000%	161,077	185,518
CMO Series 2007-116 Class PB
08/25/2035	5.500%	178,012	206,702
CMO Series 2007-18 Class MZ
03/25/2037	6.000%	238,014	266,780
CMO Series 2007-42 Class B
05/25/2037	6.000%	170,351	197,303
CMO Series 2007-76 Class ZG
08/25/2037	6.000%	354,515	411,128
CMO Series 2008-80 Class GP
09/25/2038	6.250%	27,420	31,582
CMO Series 2009-59 Class HB
08/25/2039	5.000%	370,781	421,056
CMO Series 2009-60 Class HT
08/25/2039	6.000%	378,207	442,940
CMO Series 2009-79 Class UA
03/25/2038	7.000%	30,773	35,045
CMO Series 2009-W1 Class A
12/25/2049	6.000%	794,853	916,066
CMO Series 2010-111 Class AM
10/25/2040	5.500%	1,249,838	1,474,209
CMO Series 2010-2 Class LC
02/25/2040	5.000%	1,200,000	1,396,682
CMO Series 2011-118 Class MT
11/25/2041	7.000%	546,561	652,848
CMO Series 2011-118 Class NT
11/25/2041	7.000%	618,550	731,818
CMO Series 2011-31 Class DB
04/25/2031	3.500%	2,415,513	2,612,204
CMO Series 2011-39 Class ZA
11/25/2032	6.000%	271,825	314,723
CMO Series 2011-44 Class EB
05/25/2026	3.000%	1,215,034	1,267,860
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2011-46 Class B
05/25/2026	3.000%	2,722,007	2,843,811
CMO Series 2011-59 Class NZ
07/25/2041	5.500%	1,322,657	1,481,554
CMO Series 2012-151 Class NX
01/25/2043	1.500%	1,107,202	1,133,170
CMO Series 2012-66 Class CB
06/25/2032	3.000%	3,000,000	3,250,110
CMO Series 2013-100 Class WB
10/25/2033	3.000%	3,000,000	3,177,920
CMO Series 2013-101 Class E
10/25/2033	3.000%	3,000,000	3,142,623
CMO Series 2013-108 Class GU
10/25/2033	3.000%	2,575,000	2,779,152
CMO Series 2013-30 Class CA
04/25/2043	1.500%	340,521	344,846
CMO Series 2013-43 Class BP
05/25/2043	1.750%	3,973,241	4,100,077
CMO Series 2013-59 Class PY
06/25/2043	2.500%	1,000,000	1,013,864
CMO Series 2013-81 Class TA
02/25/2043	3.000%	2,500,000	2,553,472
CMO Series 2013-90 Class DL
09/25/2033	3.500%	1,500,000	1,663,233
CMO Series 2014-73 Class MA
11/25/2044	2.500%	898,294	950,943
CMO Series 2015-84 Class PA
08/25/2033	1.700%	3,750,024	3,878,911
CMO Series 2016-48 Class MA
06/25/2038	2.000%	3,532,834	3,679,518
CMO Series 2016-57 Class PC
06/25/2046	1.750%	7,439,671	7,711,332
CMO Series 2017-13 Class PA
08/25/2046	3.000%	52,194	55,305
CMO Series 2017-42 Class H
11/25/2043	3.000%	852,280	882,033
CMO Series 2018-14 Class KC
03/25/2048	3.000%	110,413	118,161
CMO Series 2018-15 Class AB
03/25/2048	3.000%	58,774	63,069
CMO Series 2018-8 Class KL
03/25/2047	2.500%	1,485,904	1,550,749
CMO Series 2019-25 Class PA
05/25/2048	3.000%	2,990,414	3,220,242
CMO Series 2019-35 Class A
07/25/2049	3.000%	1,011,022	1,072,060

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2021	93

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-8 Class GA
03/25/2049	3.000%	6,837,504	7,172,995
CMO Series 2020-48 Class AB
07/25/2050	2.000%	2,157,543	2,211,344
CMO Series 2020-48 Class DA
07/25/2050	2.000%	7,910,469	8,058,540
CMO Series 2020-M5 Class A2
01/25/2030	2.210%	5,600,000	5,698,906
CMO Series G94-8 Class K
07/17/2024	8.000%	69,861	76,001
CMO STRIPS Series 414 Class A35
10/25/2042	3.500%	232,652	248,250
Series 2012-M5 Class A2
02/25/2022	2.715%	563,498	568,476
Series 2013-M9 Class A2
01/25/2023	2.389%	1,216,374	1,247,960
Federal National Mortgage Association(b)
6-month USD LIBOR + 2.500% Floor 2.500%, Cap 11.249% 03/01/2036	2.797%	197,482	211,378
12-month USD LIBOR + 1.579% Floor 1.579%, Cap 7.765% 06/01/2045	2.765%	949,240	989,889
12-month USD LIBOR + 1.586% Floor 1.586%, Cap 7.691% 01/01/2046	2.692%	3,396,916	3,549,000
CMO Series 2003-W8 Class 3F1
1-month USD LIBOR + 0.400% Floor 0.400%, Cap 8.000% 05/25/2042	0.509%	154,494	154,322
CMO Series 2005-SV Class 75
-4.0 x 1-month USD LIBOR + 24.200% Cap 24.200% 09/25/2035	23.766%	46,676	71,378
CMO Series 2005-W3 Class 2AF
1-month USD LIBOR + 0.220% Floor 0.220%, Cap 9.500% 03/25/2045	0.329%	322,794	321,608
CMO Series 2007-101 Class A2
1-month USD LIBOR + 0.250% Floor 0.250% 06/27/2036	0.359%	192,855	187,102
CMO Series 2010-28 Class BS
-2.2 x 1-month USD LIBOR + 11.588% Cap 11.588% 04/25/2040	11.343%	43,882	53,216
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2010-35 Class SJ
-3.3 x 1-month USD LIBOR + 17.667% Cap 17.667% 04/25/2040	17.305%	325,895	432,665
CMO Series 2010-49 Class SC
-2.0 x 1-month USD LIBOR + 12.660% Cap 12.660% 03/25/2040	12.443%	234,091	286,169
CMO Series 2011-75 Class FA
1-month USD LIBOR + 0.550% Floor 0.550%, Cap 6.500% 08/25/2041	0.659%	130,610	131,698
Federal National Mortgage Association(m)
07/01/2060	3.000%	18,104,237	19,329,433
Federal National Mortgage Association(b),(g)
CMO Series 1996-4 Class SA
-1.0 x 1-month USD LIBOR + 8.500% Cap 8.500% 02/25/2024	8.391%	27,463	2,507
CMO Series 2006-117 Class GS
-1.0 x 1-month USD LIBOR + 6.650% Cap 6.650% 12/25/2036	6.541%	143,209	21,574
CMO Series 2006-43 Class SI
-1.0 x 1-month USD LIBOR + 6.600% Cap 6.600% 06/25/2036	6.491%	733,008	145,920
CMO Series 2006-58 Class IG
-1.0 x 1-month USD LIBOR + 6.520% Cap 6.520% 07/25/2036	6.411%	321,588	58,383
CMO Series 2006-8 Class WN
-1.0 x 1-month USD LIBOR + 6.700% Cap 6.700% 03/25/2036	6.591%	787,494	164,563
CMO Series 2006-94 Class GI
-1.0 x 1-month USD LIBOR + 6.650% Cap 6.650% 10/25/2026	6.541%	311,708	28,211
CMO Series 2007-109 Class PI
-1.0 x 1-month USD LIBOR + 6.350% Cap 6.350% 12/25/2037	6.241%	333,182	60,917

94	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2007-65 Class KI
-1.0 x 1-month USD LIBOR + 6.620% Cap 6.620% 07/25/2037	6.511%	126,755	22,581
CMO Series 2007-72 Class EK
-1.0 x 1-month USD LIBOR + 6.400% Cap 6.400% 07/25/2037	6.291%	737,888	141,878
CMO Series 2007-W7 Class 2A2
-1.0 x 1-month USD LIBOR + 6.530% Cap 6.530% 07/25/2037	6.421%	257,132	44,774
CMO Series 2009-112 Class ST
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 01/25/2040	6.141%	231,680	41,158
CMO Series 2009-17 Class QS
-1.0 x 1-month USD LIBOR + 6.650% Cap 6.650% 03/25/2039	6.541%	71,002	9,365
CMO Series 2009-37 Class KI
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 06/25/2039	5.891%	484,930	73,739
CMO Series 2009-68 Class SA
-1.0 x 1-month USD LIBOR + 6.750% Cap 6.750% 09/25/2039	6.641%	322,243	54,946
CMO Series 2010-125 Class SA
-1.0 x 1-month USD LIBOR + 4.440% Cap 4.440% 11/25/2040	4.331%	708,140	86,956
CMO Series 2010-147 Class SA
-1.0 x 1-month USD LIBOR + 6.530% Cap 6.530% 01/25/2041	6.421%	1,397,325	324,743
CMO Series 2010-35 Class SB
-1.0 x 1-month USD LIBOR + 6.420% Cap 6.420% 04/25/2040	6.311%	157,664	21,235
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2010-42 Class S
-1.0 x 1-month USD LIBOR + 6.400% Cap 6.400% 05/25/2040	6.291%	115,846	18,946
CMO Series 2010-68 Class SA
-1.0 x 1-month USD LIBOR + 5.000% Cap 5.000% 07/25/2040	4.891%	635,074	87,168
Federal National Mortgage Association(c)
CMO Series 2003-W16 Class AF5
11/25/2033	4.541%	432,298	481,287
CMO Series 2010-61 Class WA
06/25/2040	6.016%	103,976	120,670
CMO Series 2011-2 Class WA
02/25/2051	5.851%	106,747	122,447
CMO Series 2011-43 Class WA
05/25/2051	5.818%	175,737	203,907
Federal National Mortgage Association(l)
CMO Series 2006-113 Class
07/25/2036	0.000%	3,273	3,271
CMO Series 2006-15 Class OP
03/25/2036	0.000%	131,887	120,858
CMO Series 2006-8 Class WQ
03/25/2036	0.000%	214,771	190,956
CMO Series 2009-86 Class BO
03/25/2037	0.000%	55,797	52,046
CMO Series 2013-101 Class DO
10/25/2043	0.000%	1,551,826	1,334,939
CMO Series 2013-128 Class
12/25/2043	0.000%	1,019,624	884,982
CMO Series 2013-92 Class
09/25/2043	0.000%	1,101,828	977,344
CMO STRIPS Series 293 Class 1
12/25/2024	0.000%	59,023	58,294
Federal National Mortgage Association(g)
CMO Series 2009-86 Class IP
10/25/2039	5.500%	97,736	16,823
Federal National Mortgage Association(c),(g)
CMO Series 2011-30 Class LS
04/25/2041	2.260%	386,462	25,912
Government National Mortgage Association
09/20/2038	7.000%	64,283	76,790
08/20/2039	6.000%	240,196	276,028
07/20/2040- 12/15/2040	3.750%	2,625,610	2,818,635
11/15/2040- 11/20/2040	3.625%	824,241	875,353

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2021	95

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
11/20/2040- 12/15/2040	3.490%	1,665,470	1,809,385
05/20/2045- 04/20/2050	4.000%	24,465,636	26,776,431
08/15/2047- 04/20/2050	4.500%	22,640,283	25,139,338
01/20/2048- 01/20/2051	3.500%	41,023,485	44,758,682
03/20/2048- 03/20/2049	5.000%	22,623,202	24,854,372
09/20/2050- 01/20/2051	2.500%	49,683,605	51,315,348
09/20/2050	3.000%	5,049,897	5,461,160
CMO Series 2003-75 Class ZX
09/16/2033	6.000%	468,269	528,415
CMO Series 2005-26 Class XY
03/20/2035	5.500%	433,765	489,376
CMO Series 2005-72 Class AZ
09/20/2035	5.500%	514,220	584,209
CMO Series 2006-17 Class JN
04/20/2036	6.000%	198,365	226,982
CMO Series 2006-38 Class ZK
08/20/2036	6.500%	668,501	755,450
CMO Series 2006-69 Class MB
12/20/2036	5.500%	768,394	872,688
CMO Series 2008-23 Class PH
03/20/2038	5.000%	629,618	698,533
CMO Series 2009-104 Class AB
08/16/2039	7.000%	502,669	545,859
CMO Series 2010-130 Class CP
10/16/2040	7.000%	338,152	404,376
CMO Series 2013-H01 Class FA
01/20/2063	1.650%	139,675	139,915
CMO Series 2013-H04 Class BA
02/20/2063	1.650%	96,562	96,752
CMO Series 2013-H07 Class JA
03/20/2063	1.750%	106,462	106,614
CMO Series 2013-H09 Class HA
04/20/2063	1.650%	275,649	276,905
CMO Series 2017-167 Class BQ
08/20/2044	2.500%	1,628,971	1,691,754
CMO Series 2019-132 Class NA
09/20/2049	3.500%	1,833,995	1,887,131
CMO Series 2019-31 Class JC
03/20/2049	3.500%	1,062,762	1,136,552
CMO Series 2021-23 Class MG
02/20/2051	1.500%	5,172,863	5,231,795
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(c)
03/20/2048	4.760%	4,799,600	5,422,424
04/20/2063	4.050%	134,155	134,769
05/20/2063	3.987%	161,471	165,303
05/20/2063	4.167%	89,514	90,044
06/20/2063	3.846%	428,702	430,560
CMO Series 2010-H17 Class XQ
07/20/2060	5.289%	49,832	51,843
CMO Series 2011-137 Class WA
07/20/2040	5.576%	677,208	791,484
CMO Series 2012-141 Class WC
01/20/2042	3.676%	453,678	495,253
CMO Series 2013-54 Class WA
11/20/2042	4.849%	1,199,994	1,360,872
CMO Series 2013-75 Class WA
06/20/2040	5.142%	360,487	410,993
CMO Series 2020-1 Class A
08/20/2070	2.932%	4,419,775	4,712,907
Government National Mortgage Association(b),(g)
CMO Series 2005-3 Class SE
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 01/20/2035	5.989%	617,006	108,395
CMO Series 2007-40 Class SN
-1.0 x 1-month USD LIBOR + 6.680% Cap 6.680% 07/20/2037	6.569%	418,095	76,875
CMO Series 2008-62 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/20/2038	6.039%	377,249	50,377
CMO Series 2008-76 Class US
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 09/20/2038	5.789%	476,507	79,106
CMO Series 2008-95 Class DS
-1.0 x 1-month USD LIBOR + 7.300% Cap 7.300% 12/20/2038	7.189%	400,702	62,875
CMO Series 2009-106 Class ST
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 02/20/2038	5.889%	663,801	109,939

96	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2009-64 Class SN
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 07/16/2039	5.994%	283,722	37,803
CMO Series 2009-67 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/16/2039	5.944%	200,078	26,862
CMO Series 2009-72 Class SM
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 08/16/2039	6.144%	490,701	73,133
CMO Series 2009-81 Class SB
-1.0 x 1-month USD LIBOR + 6.090% Cap 6.090% 09/20/2039	5.979%	646,971	126,113
CMO Series 2010-47 Class PX
-1.0 x 1-month USD LIBOR + 6.700% Cap 6.700% 06/20/2037	6.589%	776,083	155,834
CMO Series 2011-75 Class SM
-1.0 x 1-month USD LIBOR + 6.600% Cap 6.600% 05/20/2041	6.489%	370,294	52,313
Government National Mortgage Association(b)
CMO Series 2007-16 Class NS
-3.5 x 1-month USD LIBOR + 23.275% Cap 23.275% 04/20/2037	22.887%	69,129	99,803
CMO Series 2012-H10 Class FA
1-month USD LIBOR + 0.550% Floor 0.550%, Cap 10.500% 12/20/2061	0.670%	1,076,682	1,081,627
CMO Series 2012-H21 Class CF
1-month USD LIBOR + 0.700% Floor 0.700% 05/20/2061	0.820%	11,979	12,080
CMO Series 2012-H21 Class DF
1-month USD LIBOR + 0.650% Floor 0.650% 05/20/2061	0.770%	10,687	10,766
CMO Series 2012-H26 Class MA
1-month USD LIBOR + 0.550% Floor 0.550% 07/20/2062	0.670%	3,304	3,324
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2012-H28 Class FA
1-month USD LIBOR + 0.580% Floor 0.580% 09/20/2062	0.700%	14,859	14,926
CMO Series 2012-H29 Class FA
1-month USD LIBOR + 0.515% Floor 0.515%, Cap 11.500% 10/20/2062	0.635%	1,022,622	1,026,526
CMO Series 2013-H01 Class TA
1-month USD LIBOR + 0.500% Floor 0.500%, Cap 10.500% 01/20/2063	0.620%	11,870	11,920
CMO Series 2013-H05 Class FB
1-month USD LIBOR + 0.400% Floor 0.400% 02/20/2062	0.520%	51,713	51,755
CMO Series 2013-H07 Class GA
1-month USD LIBOR + 0.470% Floor 0.470%, Cap 10.500% 03/20/2063	0.590%	1,234,317	1,238,021
CMO Series 2013-H07 Class HA
1-month USD LIBOR + 0.410% Floor 0.410%, Cap 11.000% 03/20/2063	0.530%	877,689	879,576
CMO Series 2013-H09 Class GA
1-month USD LIBOR + 0.480% Floor 0.480%, Cap 11.000% 04/20/2063	0.600%	1,452,819	1,457,261
CMO Series 2013-H09 Class SA
1-month USD LIBOR + 0.500% Floor 0.500%, Cap 10.500% 04/20/2063	0.620%	2,004,482	2,015,861
CMO Series 2013-H21 Class FA
1-month USD LIBOR + 0.750% Floor 0.750% 09/20/2063	0.870%	3,017,210	3,038,374
CMO Series 2013-H21 Class FB
1-month USD LIBOR + 0.700% Floor 0.700% 09/20/2063	0.820%	2,927,725	2,948,242
CMO Series 2015-H23 Class FB
1-month USD LIBOR + 0.520% Floor 0.520%, Cap 11.000% 09/20/2065	0.640%	1,335,229	1,344,471
CMO Series 2015-H26 Class FG
1-month USD LIBOR + 0.520% Floor 0.520%, Cap 11.000% 10/20/2065	0.640%	694,289	696,440

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2021	97

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2015-H30 Class FE
1-month USD LIBOR + 0.600% Floor 0.600%, Cap 11.000% 11/20/2065	0.720%	5,554,887	5,611,230
CMO Series 2020-H05 Class FK
1-month USD LIBOR + 0.610% Floor 0.610% 03/20/2070	0.721%	4,948,428	5,056,546
Government National Mortgage Association(l)
CMO Series 2008-1 Class PO
01/20/2038	0.000%	69,810	65,049
CMO Series 2010-157 Class OP
12/20/2040	0.000%	403,572	361,904
Government National Mortgage Association(g)
CMO Series 2010-107 Class IL
07/20/2039	6.000%	514,702	117,532
Government National Mortgage Association TBA(h)
04/21/2051- 05/20/2051	2.000%	29,300,000	29,521,799
04/21/2051	2.500%	28,500,000	29,385,615
Seasoned Credit Risk Transfer Trust
CMO Series 2018-4 Class MZ (FHLMC)
03/25/2058	3.500%	3,590,827	3,978,094
Uniform Mortgage-Backed Security TBA(h)
04/19/2036- 06/14/2051	2.000%	151,600,000	152,085,994
05/18/2036	1.500%	9,300,000	9,324,510
06/11/2050- 05/13/2051	2.500%	105,500,000	107,999,771
Total Residential Mortgage-Backed Securities - Agency (Cost $1,093,218,888)			1,113,224,663

Residential Mortgage-Backed Securities - Non-Agency 4.1%

Ajax Mortgage Loan Trust(a),(c)
CMO Series 2021-B Class A
06/25/2066	2.239%	4,371,650	4,356,916
Angel Oak Mortgage Trust(a),(c)
CMO Series 2020-2 Class A1A
01/26/2065	2.531%	2,452,117	2,501,374
Angel Oak Mortgage Trust I LLC(a),(c)
CMO Series 2019-2 Class A1
03/25/2049	3.628%	440,158	450,336
Angel Oak Mortgage Trust LLC(a),(c)
CMO Series 2020-5 Class A1
05/25/2065	1.373%	756,686	758,946
Asset-Backed Funding Certificates Trust(c)
CMO Series 2005-AG1 Class A4
01/25/2034	5.010%	39,128	39,283
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banc of America Funding Trust
CMO Series 2004-3 Class 1A1
10/25/2034	5.500%	54,684	55,660
Bear Stearns Adjustable Rate Mortgage Trust(c)
CMO Series 2003-4 Class 3A1
07/25/2033	2.985%	26,453	27,602
CMO Series 2003-7 Class 6A
10/25/2033	2.694%	148,852	153,058
Bear Stearns Asset-Backed Securities Trust(b)
CMO Series 2003-SD1 Class A
1-month USD LIBOR + 0.900% Floor 0.900%, Cap 11.000% 12/25/2033	1.018%	236,321	231,325
Bunker Hill Loan Depositary Trust(a),(c)
CMO Series 2019-2 Class A1
07/25/2049	2.879%	1,216,359	1,245,340
CMO Series 2019-3 Class A1
11/25/2059	2.724%	1,365,845	1,393,890
BVRT Financing Trust(a),(b),(f)
CMO Series 2021-CRT2 Class M1
1-month USD LIBOR + 1.750% 11/10/2032	2.395%	3,117,675	3,117,675
Chase Mortgage Finance Corp.(c)
CMO Series 2007-A1 Class 1A3
02/25/2037	2.811%	226,940	230,206
CMO Series 2007-A1 Class 2A1
02/25/2037	3.175%	82,806	83,988
CMO Series 2007-A1 Class 7A1
02/25/2037	3.453%	55,953	57,302
Citigroup Mortgage Loan Trust, Inc.
CMO Series 2003-1 Class 3A4
09/25/2033	5.250%	59,396	59,978
CMO Series 2005-2 Class 2A11
05/25/2035	5.500%	140,773	144,593
Citigroup Mortgage Loan Trust, Inc.(a),(c)
CMO Series 2009-10 Class 1A1
09/25/2033	2.768%	140,112	139,973
COLT Mortgage Loan Trust(a),(c)
CMO Series 2020-2 Class A1
03/25/2065	1.853%	1,309,224	1,322,441
Countrywide Home Loan Mortgage Pass-Through Trust
CMO Series 2004-13 Class 1A4
08/25/2034	5.500%	161,511	166,649
CMO Series 2004-3 Class A26
04/25/2034	5.500%	73,978	74,758
CMO Series 2004-5 Class 1A4
06/25/2034	5.500%	175,241	179,993

98	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Credit Suisse First Boston Mortgage Securities Corp.
CMO Series 2003-21 Class 1A4
09/25/2033	5.250%	58,572	60,160
CMO Series 2004-5 Class 3A1
09/25/2034	5.250%	27,288	25,091
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
CMO Series 2003-27 Class 5A4
11/25/2033	5.250%	92,729	94,482
CMO Series 2004-4 Class 2A4
09/25/2034	5.500%	104,713	108,784
CMO Series 2004-8 Class 1A4
12/25/2034	5.500%	154,283	156,110
DBRR Trust(a),(c)
CMO Series 2015-LCM Class A2
06/10/2034	3.422%	3,152,000	3,169,158
DBRR Trust(a)
Series 2015-LCM Class A1
06/10/2034	2.998%	2,150,698	2,197,281
FMC GMSR Issuer Trust(a),(c)
CMO Series 2020-GT1 Class A
01/25/2026	4.450%	5,000,000	4,960,351
FMC GMSR Issuer Trust(a),(c),(f)
CMO Series 2021-GT1 Class A
02/25/2024	3.000%	8,000,000	7,982,752
GCAT LLC(a)
CMO Series 2019-NQM1 Class A1
02/25/2059	2.985%	424,435	425,402
GSMPS Mortgage Loan Trust(a),(b)
CMO Series 2005-RP3 Class 1AF
1-month USD LIBOR + 0.350% Floor 0.350%, Cap 10.000% 09/25/2035	0.468%	591,052	497,752
GSMPS Mortgage Loan Trust(a),(c),(g)
CMO Series 2005-RP3 Class 1AS
09/25/2035	4.252%	458,065	50,978
GSR Mortgage Loan Trust
CMO Series 2003-7F Class 1A4
06/25/2033	5.250%	176,681	181,613
GSR Mortgage Loan Trust(b)
CMO Series 2005-5F Class 8A3
1-month USD LIBOR + 0.500% Floor 0.500%, Cap 5.500% 06/25/2035	0.618%	9,514	8,986
HarborView Mortgage Loan Trust(c)
CMO Series 2004-3 Class 1A
05/19/2034	2.723%	577,637	583,336
Headlands Residential(a),(c)
CMO Series 2018-RPL1 Class A
08/25/2024	3.875%	3,125,000	3,149,217
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Headlands Residential LLC(a),(c)
CMO Series 2017-RPL1 Class A
08/25/2022	3.875%	2,690,000	2,682,238
Headlands Residential LLC(a)
CMO Series 2019-RPL1
06/25/2024	3.967%	3,600,000	3,569,751
Impac CMB Trust(b)
CMO Series 2005-4 Class 2A1
1-month USD LIBOR + 0.600% Floor 0.600%, Cap 10.250% 05/25/2035	0.718%	171,575	171,784
Impac Secured Assets CMN Owner Trust(c)
CMO Series 2003-3 Class A1
08/25/2033	4.879%	85,074	87,792
Impac Secured Assets Trust(b)
CMO Series 2006-1 Class 2A1
1-month USD LIBOR + 0.350% Floor 0.350%, Cap 11.500% 05/25/2036	0.468%	64,323	64,279
CMO Series 2006-2 Class 2A1
1-month USD LIBOR + 0.350% Floor 0.350%, Cap 11.500% 08/25/2036	0.468%	37,111	37,219
JPMorgan Mortgage Trust(c)
CMO Series 2006-A2 Class 5A3
11/25/2033	2.534%	176,678	184,547
CMO Series 2007-A1 Class 5A5
07/25/2035	2.578%	148,991	152,582
LHOME Mortgage Trust(a)
CMO Series 2019-RTL3 Class A1
07/25/2024	3.868%	3,640,000	3,670,875
CMO Series 2020-RTL1 Class A1
10/25/2024	3.228%	5,550,000	5,549,982
LHOME Mortgage Trust(a),(c)
CMO Series 2021-RTL1 Class A1
09/25/2026	2.090%	2,205,000	2,208,038
MASTR Adjustable Rate Mortgages Trust(c)
CMO Series 2004-13 Class 2A1
04/21/2034	2.990%	105,922	106,172
CMO Series 2004-13 Class 3A7
11/21/2034	3.178%	201,612	203,595
MASTR Asset Securitization Trust(a)
CMO Series 2004-P7 Class A6
12/27/2033	5.500%	24,087	23,925
MASTR Seasoned Securities Trust
CMO Series 2004-2 Class A1
08/25/2032	6.500%	107,829	111,473
CMO Series 2004-2 Class A2
08/25/2032	6.500%	169,831	176,798

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2021	99

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mello Warehouse Securitization Trust(a),(b)
CMO Series 2020-2 Class A
1-month USD LIBOR + 0.800% Floor 0.800% 11/25/2053	0.909%	2,269,000	2,268,744
CMO Series 2021-1 Class A
1-month USD LIBOR + 0.700% Floor 0.700% 02/25/2055	0.809%	664,000	658,472
Merrill Lynch Mortgage Investors Trust(b)
CMO Series 2003-A Class 2A1
1-month USD LIBOR + 0.780% Floor 0.780%, Cap 11.750% 03/25/2028	0.898%	68,258	66,477
CMO Series 2003-E Class A1
1-month USD LIBOR + 0.620% Floor 0.620%, Cap 11.750% 10/25/2028	0.738%	258,472	261,617
CMO Series 2004-A Class A1
1-month USD LIBOR + 0.460% Floor 0.460%, Cap 11.750% 04/25/2029	0.578%	218,444	217,534
CMO Series 2004-G Class A2
6-month USD LIBOR + 0.600% Floor 0.600%, Cap 11.750% 01/25/2030	0.864%	32,306	31,613
Merrill Lynch Mortgage Investors Trust(c)
CMO Series 2004-1 Class 2A1
12/25/2034	2.188%	162,126	165,342
CMO Series 2004-A4 Class A2
08/25/2034	3.187%	180,970	187,135
Morgan Stanley Mortgage Loan Trust(c)
CMO Series 2004-3 Class 4A
04/25/2034	5.637%	173,143	184,893
MRA Issuance Trust(a),(b)
CMO Series 2021-EBO2 Class A
1-month USD LIBOR + 1.200% 04/01/2022	1.600%	7,000,000	7,000,000
NACC Reperforming Loan Remic Trust(a)
CMO Series 2004-R2 Class A1
10/25/2034	6.500%	117,856	116,163
New Residential Mortgage Loan Trust(a),(c)
CMO Series 2019-NQM4 Class A1
09/25/2059	2.492%	904,539	929,545
CMO Series 2020-NPL2 Class A1
08/25/2060	3.228%	1,716,135	1,729,893
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	4,365,280	4,409,755
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Preston Ridge Partners Mortgage(a),(c)
CMO Series 2021-2 Class A1
01/25/2026	2.239%	3,520,000	3,515,110
Preston Ridge Partners Mortgage Trust(a),(c)
CMO Series 2021-1 Class A1
01/25/2026	2.115%	4,421,586	4,419,015
Pretium Mortgage Credit Partners I LLC(a),(c)
CMO Series 2020-NPL3 Class A1
06/27/2060	3.105%	3,035,004	3,064,535
Pretium Mortgage Credit Partners I LLC(a),(c),(d),(f)
CMO Series 2021-NPL1 Class A1
09/27/2060	2.240%	5,850,000	5,850,000
PRPM LLC(a),(c)
CMO Series 2020-1A Class A1
02/25/2025	2.981%	3,570,836	3,605,327
RALI Trust
CMO Series 2004-QS3 Class CB
03/25/2020	5.000%	1,030	997
RBSSP Resecuritization Trust(a)
CMO Series 2009-1 Class 1A1
02/26/2036	6.500%	83,685	85,195
RCO V Mortgage LLC(a),(c)
CMO Series 2020-1 Class A1
09/25/2025	3.105%	4,415,254	4,451,445
Residential Asset Mortgage Products Trust
CMO Series 2004-SL2 Class A3
10/25/2031	7.000%	210,909	221,569
Residential Asset Securitization Trust(c)
CMO Series 2004-IP2 Class 1A1
12/25/2034	2.795%	254,876	269,067
Seasoned Credit Risk Transfer Trust
CMO Series 2019-3 Class MB (FHLMC)
10/25/2058	3.500%	1,570,000	1,756,287
CMO Series 2019-4 Class M55D (FHLMC)
02/25/2059	4.000%	2,649,919	2,858,630
Seasoned Loans Structured Transaction
CMO Series 2018-2 Class A1
11/25/2028	3.500%	4,640,123	4,861,755
Sequoia Mortgage Trust(b)
CMO Series 2003-1 Class 1A
1-month USD LIBOR + 0.760% Floor 0.760%, Cap 12.500% 04/20/2033	0.871%	432,596	438,333
CMO Series 2003-8 Class A1
1-month USD LIBOR + 0.640% Floor 0.640%, Cap 11.500% 01/20/2034	0.751%	435,575	442,670

100	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2004-11 Class A1
1-month USD LIBOR + 0.600% Floor 0.600%, Cap 11.500% 12/20/2034	0.711%	436,899	447,413
CMO Series 2004-12 Class A3
6-month USD LIBOR + 0.320% Floor 0.320%, Cap 11.500% 01/20/2035	0.580%	174,437	168,868
SG Residential Mortgage Trust(a),(c)
CMO Series 2019-3 Class A1
09/25/2059	2.703%	784,083	800,401
Starwood Mortgage Residential Trust(a),(c)
CMO Series 2019-INV1 Class A1
09/27/2049	2.610%	913,177	922,634
CMO Series 2020-1 Class A1
02/25/2050	2.275%	2,062,504	2,092,585
CMO Series 2020-3 Class A1
04/25/2065	1.486%	2,053,034	2,061,286
CMO Series 2020-INV1 Class A1
11/25/2055	1.027%	1,523,613	1,519,309
Starwood Mortgage Residential Trust(a),(c),(f)
CMO Series 2021-1 Class A1
05/25/2065	1.219%	1,765,000	1,765,000
Structured Adjustable Rate Mortgage Loan Trust(c)
CMO Series 2004-4 Class 5A
04/25/2034	2.603%	72,126	70,682
Structured Asset Mortgage Investments II Trust(b)
CMO Series 2004-AR5 Class 1A1
1-month USD LIBOR + 0.660% Floor 0.660%, Cap 11.000% 10/19/2034	0.770%	301,797	296,266
CMO Series 2005-AR5 Class A3
1-month USD LIBOR + 0.250% Floor 0.250%, Cap 11.000% 07/19/2035	0.610%	143,346	145,136
Structured Asset Securities Corp.(c)
CMO Series 2004-4XS Class 1A5
02/25/2034	5.490%	279,930	285,445
Structured Asset Securities Corp. Mortgage Pass-Through Certificates(c)
CMO Series 2003-34A Class 3A3
11/25/2033	2.747%	277,104	280,752
CMO Series 2003-40A Class 3A2
01/25/2034	2.692%	145,788	147,678
CMO Series 2004-6XS Class A5A
03/25/2034	6.030%	93,106	94,231
CMO Series 2004-6XS Class A5B (AMBAC)
03/25/2034	6.050%	111,727	113,075
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Thornburg Mortgage Securities Trust(c)
CMO Series 2004-4 Class 3A
12/25/2044	2.170%	117,921	118,646
Toorak Mortgage Corp., Ltd.(c)
CMO Series 2019-2 Class A1
09/25/2022	3.721%	2,494,000	2,509,757
TVC Mortgage Trust(a)
CMO Series 2020-RTL1 Class A1
09/25/2024	3.474%	4,600,000	4,607,144
VCAT LLC(a),(c)
CMO Series 2020-NPL1 Class A1
08/25/2050	3.671%	1,582,806	1,608,769
CMO Series 2021-NPL1 Class A1
12/26/2050	2.289%	8,071,637	8,066,367
Vendee Mortgage Trust
CMO Series 1998-2 Class 1G
06/15/2028	6.750%	152,624	175,464
Vericrest Opportunity Loan Transferee XCIII LLC(a),(c)
CMO Series 2021-NPL2 Class A1
03/27/2051	1.893%	7,342,406	7,327,245
Vericrest Opportunity Loan Transferee XCIV LLC(a),(c)
CMO Series 2021-NPL3 Class A1
02/27/2051	2.240%	5,180,745	5,168,870
Vericrest Opportunity Loan Transferee XCVI LLC(a),(c)
CMO Series 2021-NPL5 Class A1
03/27/2051	2.116%	4,267,205	4,262,179
Vericrest Opportunity Loan Transferee XCVII LLC(a),(c)
CMO Series 2021-NPL6 Class A1
04/25/2051	2.240%	4,600,000	4,597,829
Vericrest Opportunity Loan Trust(a),(c)
CMO Series 2020-NPL2 Class A1A
02/25/2050	2.981%	3,497,689	3,503,581
CMO Series 2020-NPL6 Class A1A
04/25/2050	3.967%	2,421,588	2,423,381
Verus Securitization Trust(a),(c)
CMO Series 2019-2 Class A1
05/25/2059	3.211%	1,196,888	1,204,396
CMO Series 2019-3 Class A1
07/25/2059	2.784%	1,801,033	1,835,479
CMO Series 2019-4 Class A1
11/25/2059	2.642%	2,407,610	2,450,928
CMO Series 2019-INV1 Class A1
12/25/2059	3.402%	673,694	676,207
CMO Series 2019-INV2 Class A1
07/25/2059	2.913%	1,000,527	1,018,486
CMO Series 2019-INV3 Class A1
11/25/2059	2.692%	656,710	668,949

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2021	101

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-1 Class A1
01/25/2060	2.417%	2,621,900	2,665,734
CMO Series 2020-2 Class A1
05/25/2060	2.226%	2,795,517	2,822,877
CMO Series 2020-5 Class A1
05/25/2065	1.218%	600,791	599,921
CMO Series 2020-INV1 Class A1
03/25/2060	1.977%	2,431,468	2,451,921
CMO Series 2021-1 Class A1
01/25/2066	0.815%	1,892,641	1,876,463
CMO Series 2021-R1 Class A1
10/25/2063	0.820%	2,450,680	2,428,559
Visio Trust(a),(c)
CMO Series 2019-1 Class A1
06/25/2054	3.572%	597,274	601,995
WaMu Mortgage Pass-Through Certificates Trust(c)
CMO Series 2003-AR11 Class A6
10/25/2033	2.777%	236,461	238,785
CMO Series 2003-AR5 Class A7
06/25/2033	3.707%	88,157	89,224
CMO Series 2003-AR6 Class A1
06/25/2033	3.072%	107,667	111,618
CMO Series 2003-AR7 Class A7
08/25/2033	2.714%	156,283	159,758
CMO Series 2004-AR3 Class A2
06/25/2034	3.545%	74,992	77,074
WaMu Mortgage Pass-Through Certificates Trust
CMO Series 2004-S3 Class 1A5
07/25/2034	5.000%	19,953	20,151
Wells Fargo Mortgage-Backed Securities Trust(c)
CMO Series 2004-U Class A1
10/25/2034	3.273%	221,156	219,425
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $189,881,428)			191,308,850

U.S. Government & Agency Obligations 0.6%

Federal Home Loan Banks
10/24/2029	4.000%	1,600,000	1,889,066
Israel Government AID Bond
09/18/2033	5.500%	1,000,000	1,370,793
Private Export Funding Corp.
05/15/2022	2.800%	1,500,000	1,539,025
Residual Funding Corp.(i)
STRIPS
04/15/2030	0.000%	3,750,000	3,142,552
U.S. Government & Agency Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tennessee Valley Authority
04/01/2036	5.880%	4,870,000	6,995,670
09/15/2060	4.625%	835,000	1,128,430
09/15/2065	4.250%	1,423,000	1,813,872
Tennessee Valley Authority(i)
STRIPS
11/01/2025	0.000%	8,500,000	7,992,644
06/15/2035	0.000%	750,000	495,692
Total U.S. Government & Agency Obligations (Cost $23,889,694)			26,367,744

U.S. Treasury Obligations 26.0%

U.S. Treasury
05/15/2021	3.125%	10,466,000	10,504,905
05/31/2021	1.375%	42,751,000	42,844,518
05/31/2021	2.000%	2,000,000	2,006,406
09/30/2021	1.125%	5,620,000	5,650,295
10/31/2021	1.250%	7,000,000	7,048,672
10/31/2021	2.000%	1,500,000	1,516,934
11/30/2021	1.750%	2,091,000	2,114,524
11/30/2021	1.875%	4,500,000	4,554,492
01/15/2022	2.500%	1,000,000	1,019,141
02/28/2022	1.750%	11,985,000	12,167,116
05/31/2022	0.125%	41,000	41,013
07/15/2022	1.750%	46,000,000	46,970,312
08/31/2022	1.625%	6,000,000	6,127,031
09/30/2022	0.125%	11,454,000	11,453,105
09/30/2022	1.750%	5,000,000	5,121,094
10/31/2022	0.125%	21,263,000	21,260,508
12/31/2022	0.125%	38,237,000	38,220,570
02/15/2023	2.000%	9,838,000	10,175,797
02/28/2023	0.125%	14,169,000	14,160,144
03/31/2023	0.125%	57,844,000	57,805,588
05/15/2023	1.750%	5,474,000	5,654,471
06/30/2023	1.375%	4,000,000	4,105,000
08/15/2023	0.125%	46,283,000	46,178,140
08/15/2023	2.500%	7,350,000	7,747,934
09/15/2023	0.125%	4,947,000	4,933,473
10/15/2023	0.125%	16,898,000	16,843,874
10/31/2023	1.625%	8,000,000	8,282,500
01/15/2024	0.125%	19,227,000	19,127,861
02/29/2024	2.125%	5,136,000	5,402,430
03/15/2024	0.250%	47,674,000	47,547,366
05/15/2024	2.500%	640,000	682,300
06/30/2024	2.000%	565,000	593,647
08/31/2024	1.875%	742,000	777,187
10/31/2024	1.500%	14,511,000	15,007,548
11/15/2024	2.250%	837,000	888,332
11/30/2024	1.500%	14,462,000	14,953,482
12/31/2024	1.750%	57,042,700	59,507,123
01/31/2025	1.375%	7,192,000	7,399,894
04/30/2025	2.875%	525,000	571,635
05/31/2025	2.875%	20,336,000	22,153,530
09/30/2025	0.250%	13,301,000	12,973,671
10/31/2025	0.250%	24,283,000	23,643,674
11/15/2025	2.250%	1,283,000	1,366,295

102	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2021 (Unaudited)
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
11/30/2025	0.375%	18,376,000	17,974,025
12/31/2025	0.375%	36,111,000	35,264,648
02/28/2026	0.500%	17,780,000	17,429,956
03/31/2026	0.750%	31,935,000	31,653,074
05/15/2026	1.625%	395,000	407,961
08/15/2026	1.500%	284,000	290,856
11/15/2026	2.000%	1,085,000	1,138,487
12/31/2026	1.750%	3,697,800	3,826,645
02/15/2027	2.250%	502,000	533,218
08/31/2027	0.500%	20,179,000	19,182,662
03/31/2028	1.250%	23,163,000	22,920,512
08/15/2029	1.625%	60,000	60,225
08/15/2030	0.625%	3,620,000	3,281,191
11/15/2030	0.875%	29,355,000	27,153,375
02/15/2031	1.125%	15,398,000	14,548,704
05/15/2040	1.125%	24,990,000	20,413,706
08/15/2040	1.125%	69,673,000	56,696,404
11/15/2040	1.375%	26,857,000	22,866,218
02/15/2041	1.875%	22,006,000	20,496,526
11/15/2041	3.125%	1,595,000	1,817,802
11/15/2042	2.750%	6,935,000	7,437,787
02/15/2043	3.125%	2,000,000	2,276,875
11/15/2043	3.750%	3,952,000	4,946,792
02/15/2044	3.625%	9,618,000	11,833,146
05/15/2044	3.375%	5,000,000	5,924,219
02/15/2045	2.500%	23,429,000	23,941,509
08/15/2045	2.875%	13,210,000	14,438,117
08/15/2046	2.250%	12,755,000	12,394,273
08/15/2049	2.250%	3,970,000	3,844,077
11/15/2049	2.375%	13,125,000	13,057,324
02/15/2050	2.000%	8,170,000	7,481,933
08/15/2050	1.375%	13,450,000	10,509,914
11/15/2050	1.625%	24,003,000	20,023,753
02/15/2051	1.875%	29,496,000	26,182,309
U.S. Treasury(i)
STRIPS
05/15/2021	0.000%	8,630,000	8,629,751
11/15/2021	0.000%	6,245,000	6,244,268
02/15/2022	0.000%	6,565,000	6,561,666
05/15/2022	0.000%	9,005,000	8,996,910
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
08/15/2022	0.000%	1,700,000	1,697,941
11/15/2022	0.000%	5,975,000	5,963,563
02/15/2023	0.000%	20,665,000	20,606,073
05/15/2023	0.000%	8,680,000	8,650,502
08/15/2023	0.000%	7,320,000	7,281,684
11/15/2023	0.000%	5,449,000	5,410,048
02/15/2024	0.000%	2,201,000	2,178,990
08/15/2024	0.000%	1,000,000	983,086
11/15/2024	0.000%	4,500,000	4,408,945
02/15/2025	0.000%	1,000,000	974,844
05/15/2025	0.000%	2,500,000	2,425,098
02/15/2026	0.000%	5,500,000	5,243,047
08/15/2032	0.000%	1,500,000	1,189,688
08/15/2033	0.000%	4,000,000	3,082,031
11/15/2033	0.000%	7,400,000	5,658,398
02/15/2034	0.000%	4,400,000	3,340,906
05/15/2034	0.000%	2,400,000	1,809,375
11/15/2034	0.000%	1,850,000	1,374,059
02/15/2035	0.000%	4,210,000	3,103,230
Total U.S. Treasury Obligations (Cost $1,233,215,504)			1,225,165,858

Money Market Funds 5.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.067%(n),(o)	263,537,622	263,511,268
Total Money Market Funds (Cost $263,511,268)		263,511,268
Total Investments in Securities (Cost: $5,017,178,130)		5,072,329,976
Other Assets & Liabilities, Net		(367,605,481)
Net Assets		4,704,724,495

Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2021, the total value of these securities amounted to $864,365,103, which represents 18.37% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of March 31, 2021.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2021.
(d)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2021, the total value of these securities amounted to $30,904,491, which represents 0.66% of total net assets.
(e)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At March 31, 2021, the total value of these securities amounted to $17,041, which represents less than 0.01% of total net assets.
(f)	Valuation based on significant unobservable inputs.
(g)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2021	103

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
(h)	Represents a security purchased on a when-issued basis.
(i)	Zero coupon bond.
(j)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2021.
(k)	Principal and interest may not be guaranteed by a governmental entity.
(l)	Represents principal only securities which have the right to receive the principal portion only on an underlying pool of mortgage loans.
(m)	Represents a security purchased on a forward commitment basis.
(n)	The rate shown is the seven-day current annualized yield at March 31, 2021.
(o)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.067%
	126,471,432	763,375,259	(626,335,423)	—	263,511,268	—	40,208	263,537,622
Abbreviation Legend
AID	Agency for International Development
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
FHLMC	Federal Home Loan Mortgage Corporation
LIBOR	London Interbank Offered Rate
MTA	Monthly Treasury Average
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
104	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2021

Portfolio of Investments
Variable Portfolio – Partners International Core Equity Fund, March 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.1%
Issuer	Shares	Value ($)
Argentina 1.3%
MercadoLibre, Inc.(a)	22,779	33,533,877
Australia 1.3%
AMP Ltd.	267,900	258,294
Aurizon Holdings Ltd.	543,882	1,616,264
BHP Group Ltd.	78,535	2,724,333
BlueScope Steel Ltd.	304,322	4,490,810
Coles Group Ltd.	224,575	2,738,593
Fortescue Metals Group Ltd.	286,130	4,360,794
Goodman Group	114,393	1,579,578
LendLease Group	26,247	258,781
Mirvac Group	2,344,763	4,472,891
Newcrest Mining Ltd.	80,967	1,529,621
Origin Energy Ltd.	211,718	758,527
QBE Insurance Group Ltd.	114,093	835,563
Rio Tinto Ltd.	13,739	1,161,180
Sonic Healthcare Ltd.	20,847	557,477
South32 Ltd.	1,882,653	4,040,454
Suncorp Group Ltd.	103,916	782,916
Westpac Banking Corp.	52,924	981,685
Total		33,147,761
Austria 1.2%
Erste Group Bank AG(a)	929,112	31,476,758
Belgium 0.2%
Ageas SA/NV	37,079	2,239,060
Etablissements Franz Colruyt NV	7,276	433,778
KBC Group NV(a)	9,475	689,415
Proximus SADP	113,377	2,466,848
Total		5,829,101
Canada 2.0%
Canadian National Railway Co.	427,564	49,618,790
China 2.9%
Alibaba Group Holding Ltd., ADR(a)	163,004	36,957,897
Tencent Holdings Ltd.	443,600	35,402,631
Total		72,360,528
Common Stocks (continued)
Issuer	Shares	Value ($)
Denmark 1.8%
AP Moller - Maersk A/S, Class B	133	308,762
Coloplast A/S, Class B	34,159	5,135,705
Danske Bank A/S	30,543	571,381
Genmab A/S(a)	1,540	506,496
Novo Nordisk A/S, Class B	26,638	1,794,965
Pandora A/S	31,337	3,351,474
Vestas Wind Systems A/S	167,327	34,517,358
Total		46,186,141
Finland 0.3%
KONE OYJ, Class B	45,894	3,751,200
Nordea Bank Abp	62,864	619,855
Stora Enso OYJ, Class R	13,556	252,887
UPM-Kymmene OYJ	10,877	390,895
Wartsila OYJ	184,183	1,930,760
Total		6,945,597
France 4.6%
AtoS(a)	60,110	4,686,464
BNP Paribas SA(a)	30,326	1,847,743
Bollore SA	33,353	160,958
Bouygues SA	3,859	154,571
Carrefour SA	303,653	5,497,822
Cie de Saint-Gobain(a)	99,729	5,889,152
Cie Generale des Etablissements Michelin CSA	7,166	1,073,254
CNP Assurances(a)	99,240	1,882,274
Credit Agricole SA(a)	31,222	452,164
Dassault Aviation SA(a)	137	152,351
Electricite de France SA(a)	62,940	844,291
Gecina SA	3,238	445,715
Ipsen SA	29,862	2,559,910
La Francaise des Jeux SAEM	29,770	1,352,810
Legrand SA	361,615	33,596,971
Orange SA	48,653	598,722
Publicis Groupe SA	69,363	4,229,917
Sanofi	26,497	2,620,133
Schneider Electric SE	292,370	44,691,884
SEB SA	17,021	2,998,572
Variable Portfolio – Partners International Core Equity Fund | Quarterly Report 2021	105

Portfolio of Investments   (continued)
Variable Portfolio – Partners International Core Equity Fund, March 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Societe Generale SA(a)	20,237	529,093
Sodexo SA(a)	5,975	572,454
Total		116,837,225
Germany 11.5%
Adidas AG(a)	155,168	48,473,074
Allianz SE, Registered Shares	133,871	34,050,777
Bayerische Motoren Werke AG	508,395	52,759,508
Beiersdorf AG	9,510	1,004,836
Brenntag SE	41,087	3,510,018
Deutsche Boerse AG	5,209	865,574
Deutsche Post AG	37,330	2,047,956
Deutsche Wohnen SE	12,868	600,272
E.ON SE	143,491	1,672,240
Fresenius Medical Care AG & Co. KGaA	75,117	5,533,231
Fresenius SE & Co. KGaA	15,920	709,401
GEA Group AG	1,035,905	42,488,436
HeidelbergCement AG	1,397	126,929
HelloFresh SE(a)	45,189	3,366,937
Hochtief AG	48,796	4,368,598
Infineon Technologies AG	936,025	39,825,616
Knorr-Bremse AG	335,527	41,871,201
MTU Aero Engines AG	2,166	510,237
RWE AG	24,520	962,209
SAP SE	20,388	2,500,725
Siemens Energy AG(a)	703	25,235
Uniper SE	77,403	2,803,782
Vonovia SE	14,342	937,239
Total		291,014,031
Hong Kong 4.8%
AIA Group Ltd.	5,059,400	61,910,717
ASM Pacific Technology Ltd.	46,300	592,533
BOC Hong Kong Holdings Ltd.	400,000	1,399,359
CK Asset Holdings Ltd.	305,388	1,859,074
CK Hutchison Holdings Ltd.	696,303	5,562,982
CLP Holdings Ltd.	39,500	384,600
Hong Kong Exchanges and Clearing Ltd.	719,872	42,707,054
Kerry Properties Ltd.	294,390	952,069
Swire Pacific Ltd., Class A	134,513	1,013,284
Common Stocks (continued)
Issuer	Shares	Value ($)
WH Group Ltd.	5,009,465	4,069,844
Total		120,451,516
India 2.0%
HDFC Bank Ltd., ADR(a)	644,509	50,071,904
Isle of Man 0.2%
Entain PLC(a)	195,593	4,090,377
Italy 2.4%
Assicurazioni Generali SpA	12,803	255,793
DiaSorin SpA	23,163	3,716,390
Intesa Sanpaolo SpA(a)	18,412,612	49,890,331
Prysmian SpA	34,069	1,106,224
Telecom Italia SpA	8,673,019	4,691,955
UniCredit SpA(a)	19,076	201,497
Total		59,862,190
Japan 13.2%
AGC, Inc.	3,900	163,703
Aisin Corp.	49,482	1,884,584
Alfresa Holdings Corp.	31,523	608,596
Bridgestone Corp.	1,045,200	42,492,532
Brother Industries Ltd.	228,027	5,064,577
Daiwa House Industry Co., Ltd.	22,109	648,880
Disco Corp.	10,090	3,188,481
ENEOS Holdings, Inc.	176,861	802,396
Fujitsu Ltd.	8,806	1,281,394
Hirose Electric Co., Ltd.	3,855	594,270
Honda Motor Co., Ltd.	105,822	3,190,060
Ibiden Co., Ltd.	25,100	1,159,673
Kajima Corp.	254,108	3,614,263
Kamigumi Co., Ltd.	15,311	290,463
Kubota Corp.	1,374,300	31,350,497
Lion Corp.	19,216	374,601
Marubeni Corp.	139,341	1,163,787
McDonald’s Holdings Co. Japan Ltd.	18,200	838,905
Medipal Holdings Corp.	29,770	572,223
Mitsubishi Corp.	9,189	260,500
Mitsubishi Estate Co., Ltd.	44,789	784,322
Mitsubishi Gas Chemical Co., Inc.	31,641	778,297
Mitsui Fudosan Co., Ltd.	34,535	787,242

106	Variable Portfolio – Partners International Core Equity Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – Partners International Core Equity Fund, March 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
NGK Spark Plug Co., Ltd.	138,264	2,395,381
Nintendo Co., Ltd.	11,576	6,524,645
Nippon Prologis REIT, Inc.	263	845,688
Nippon Yusen KK	54,200	1,853,663
Obayashi Corp.	553,630	5,081,764
Pola Orbis Holdings, Inc.	19,848	478,686
Recruit Holdings Co., Ltd.	751,200	36,888,588
Renesas Electronics Corp.(a)	104,296	1,141,918
Resona Holdings, Inc.	1,213,309	5,096,513
Rohm Co., Ltd.	39,771	3,900,493
SCSK Corp.	2,204	130,986
Sekisui House Ltd.	96,264	2,070,652
Shimamura Co., Ltd.	22,248	2,570,881
Shimizu Corp.	618,159	5,005,324
Shinsei Bank Ltd.	240,070	3,879,785
SMC Corp.	57,800	33,661,579
SoftBank Group Corp.	31,000	2,639,267
Sony Group Corp.	560,904	59,362,419
Square Enix Holdings Co., Ltd.	15,538	864,209
Subaru Corp.	214,282	4,282,767
Sumco Corp.	220,331	5,049,401
Sumitomo Metal Mining Co., Ltd.	2,900	125,672
Sumitomo Realty & Development Co., Ltd.	8,118	287,568
Suzuken Co., Ltd.	40,920	1,600,964
Taiheiyo Cement Corp.	123,475	3,253,499
Taisei Corp.	115,800	4,467,716
Takeda Pharmaceutical Co., Ltd.	898,200	32,741,340
Teijin Ltd.	18,171	313,512
Tokyo Electric Power Co. Holdings, Inc.(a)	47,500	158,784
Toyoda Gosei Co., Ltd.	16,653	439,021
Yamada Holdings Co., Ltd.	306,234	1,654,955
Yamato Holdings Co., Ltd.	46,927	1,288,675
Total		331,950,561
Luxembourg 0.1%
SES SA FDR	188,524	1,495,570
Netherlands 8.0%
ASML Holding NV	148,274	90,976,371
CNH Industrial NV(a)	97,240	1,505,295
ING Groep NV	105,396	1,287,316
Common Stocks (continued)
Issuer	Shares	Value ($)
Koninklijke Ahold Delhaize NV	215,459	6,009,765
NN Group NV	22,361	1,090,802
Royal Dutch Shell PLC, Class A	3,101,244	60,961,253
Stellantis NV	2,119,267	37,477,788
STMicroelectronics NV	53,585	2,047,235
Wolters Kluwer NV	10,475	909,805
Total		202,265,630
New Zealand 1.1%
Xero Ltd.(a)	286,530	27,732,066
Norway 3.3%
DNB ASA	1,643,833	35,051,335
Equinor ASA	2,484,768	48,502,039
Total		83,553,374
Singapore 0.1%
Ascendas Real Estate Investment Trust	254,038	577,076
Genting Singapore Ltd.	747,220	511,956
Oversea-Chinese Banking Corp., Ltd.	16,131	141,130
Venture Corp., Ltd.	98,198	1,466,337
Wilmar International Ltd.	95,988	387,661
Total		3,084,160
South Korea 2.4%
Samsung Electronics Co., Ltd.	853,665	61,758,073
Spain 3.8%
Banco Bilbao Vizcaya Argentaria SA	7,956,802	41,464,158
Banco Santander SA(a)	463,656	1,581,441
Enagas SA	234,974	5,115,588
Endesa SA	202,199	5,358,750
Iberdrola SA	3,122,242	40,298,566
Red Electrica Corp. SA	18,935	335,868
Repsol SA	55,356	687,077
Total		94,841,448
Sweden 2.1%
Atlas Copco AB, Class B	13,756	716,928
Electrolux AB, Class B	164,817	4,582,100
Evolution Gaming Group AB	14,547	2,142,265
Husqvarna AB, Class B	313,986	4,526,621
ICA Gruppen AB	10,947	535,324
Investor AB, Class B	12,439	992,505

Variable Portfolio – Partners International Core Equity Fund | Quarterly Report 2021	107

Portfolio of Investments   (continued)
Variable Portfolio – Partners International Core Equity Fund, March 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Svenska Handelsbanken AB, Class A	3,636,801	39,536,397
Total		53,032,140
Switzerland 12.4%
Adecco Group AG, Registered Shares	23,368	1,576,216
Alcon, Inc.(a)	417,100	29,270,153
Baloise Holding AG, Registered Shares	2,455	417,477
Chocoladefabriken Lindt & Spruengli AG	3,896	33,938,833
Cie Financiere Richemont SA, Class A, Registered Shares	435,920	41,858,486
Credit Suisse Group AG, Registered Shares	210,814	2,230,278
LafargeHolcim Ltd., Registered Shares(a)	73,620	4,329,222
Logitech International SA	46,945	4,923,319
Lonza Group AG, Registered Shares	44,080	24,653,922
Nestlé SA, Registered Shares	680,517	75,861,579
Novartis AG, Registered Shares	30,686	2,623,061
Roche Holding AG, Genusschein Shares	186,197	60,317,290
SGS SA, Registered Shares	366	1,039,952
Sika AG	84,874	24,270,095
Swatch Group AG (The)	12,239	3,524,079
Swiss Life Holding AG, Registered Shares	1,220	599,553
UBS AG	50,839	786,555
Total		312,220,070
Taiwan 2.8%
Sea Ltd. ADR(a)	135,599	30,269,765
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	333,199	39,410,778
Total		69,680,543
United Kingdom 11.9%
3i Group PLC	48,059	763,777
Anglo American PLC	109,924	4,305,483
Aviva PLC	1,025,392	5,779,816
BAE Systems PLC	480,281	3,344,710
Barclays Bank PLC	16,220,211	41,538,645
BHP Group PLC	194,371	5,596,333
BP PLC	51,597	209,585
British American Tobacco PLC	75,567	2,872,335
BT Group PLC(a)	182,446	389,214
Bunzl PLC	765,767	24,510,301
Burberry Group PLC(a)	1,543,926	40,388,832
DCC PLC	1,680	145,723
Common Stocks (continued)
Issuer	Shares	Value ($)
Diageo PLC	1,169,823	48,058,076
Direct Line Insurance Group PLC	349,922	1,510,538
Evraz PLC	641,693	5,110,312
GlaxoSmithKline PLC	1,722,827	30,498,881
Imperial Brands PLC	35,817	734,281
Kingfisher PLC(a)	1,200,948	5,263,801
London Stock Exchange Group PLC	8,473	810,015
M&G PLC	1,428,578	4,082,400
National Grid PLC	1,940,337	23,032,909
NMC Health PLC(a),(b),(c)	293,698	0
Reckitt Benckiser Group PLC	391,091	35,006,676
Rio Tinto PLC	96,218	7,340,292
Royal Dutch Shell PLC, Class B	99,312	1,828,080
Sage Group PLC (The)	569,490	4,811,162
Standard Chartered PLC	147,531	1,015,831
Unilever PLC	7,051	393,444
Total		299,341,452
United States 1.4%
Booking Holdings, Inc.(a)	15,057	35,080,401
Total Common Stocks (Cost $2,063,906,915)		2,497,461,284

Preferred Stocks 0.0%
Issuer	Shares	Value ($)
Germany 0.0%
Henkel AG & Co. KGaA	3,889	437,255
Porsche Automobil Holding SE	4,184	443,926
Total		881,181
Total Preferred Stocks (Cost $835,285)		881,181

Money Market Funds 0.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.067%(d),(e)	12,351,644	12,350,409
Total Money Market Funds (Cost $12,350,409)		12,350,409
Total Investments in Securities (Cost $2,077,092,609)		2,510,692,874
Other Assets & Liabilities, Net		9,465,831
Net Assets		$2,520,158,705

108	Variable Portfolio – Partners International Core Equity Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – Partners International Core Equity Fund, March 31, 2021 (Unaudited)
At March 31, 2021, securities and/or cash totaling $454,766 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI EAFE Index	58	06/2021	USD	6,356,800	—	(55,625)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2021, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.
(c)	Valuation based on significant unobservable inputs.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2021.
(e)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.067%
	46,484,628	647,552,229	(681,686,448)	—	12,350,409	—	10,374	12,351,644
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Partners International Core Equity Fund | Quarterly Report 2021	109

Portfolio of Investments
Variable Portfolio – Partners International Growth Fund, March 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.4%
Issuer	Shares	Value ($)
Argentina 0.9%
MercadoLibre, Inc.(a)	8,451	12,441,055
Australia 3.0%
Aristocrat Leisure Ltd.	664,347	17,429,567
Cochlear Ltd.	25,500	4,101,802
CSL Ltd.	103,017	20,820,136
Total		42,351,505
Canada 2.8%
Alimentation Couche-Tard, Inc., Class B	216,700	6,987,096
Canadian National Railway Co.	275,350	31,954,360
Total		38,941,456
China 6.2%
Alibaba Group Holding Ltd.(a)	901,220	25,606,027
NetEase, Inc.	909,175	18,695,307
TAL Education Group, ADR(a)	267,889	14,425,823
Tencent Holdings Ltd.	349,100	27,860,817
Total		86,587,974
Denmark 6.5%
Chr. Hansen Holding A/S(a)	118,970	10,806,595
Coloplast A/S, Class B	138,409	20,809,386
DSV PANALPINA A/S	70,051	13,740,058
Novo Nordisk A/S, Class B	354,824	23,909,331
Novozymes AS, Class B	120,700	7,723,196
Ørsted AS	82,930	13,390,323
Total		90,378,889
Finland 1.5%
KONE OYJ, Class B	80,900	6,612,456
Neste OYJ	258,955	13,751,994
Total		20,364,450
France 11.9%
Air Liquide SA	39,800	6,498,383
Airbus Group SE(a)	258,189	29,283,116
Dassault Systemes	36,300	7,758,722
L’Oreal SA	59,384	22,748,898
LVMH Moet Hennessy Louis Vuitton SE	65,367	43,661,994
Safran SA(a)	189,032	25,713,554
Common Stocks (continued)
Issuer	Shares	Value ($)
Sartorius Stedim Biotech	30,884	12,710,261
Teleperformance SA	30,119	10,981,253
Total SE	137,200	6,396,233
Total		165,752,414
Germany 4.0%
Adidas AG(a)	20,400	6,372,775
Infineon Technologies AG	592,181	25,195,879
Rational AG	15,392	11,956,544
SAP SE	53,900	6,611,196
TeamViewer AG(a)	143,772	6,148,594
Total		56,284,988
Hong Kong 4.1%
AIA Group Ltd.	2,518,000	30,812,188
CLP Holdings Ltd.	603,000	5,871,227
Hang Lung Properties Ltd.	2,855,000	7,452,245
Hong Kong & China Gas Co., Ltd.	2,771,500	4,394,460
Jardine Matheson Holdings Ltd.	139,700	9,152,727
Total		57,682,847
India 3.2%
Housing Development Finance Corp., Ltd.	605,294	20,797,512
Reliance Industries Ltd.	823,726	22,649,357
Reliance Industries Ltd.	41,368	620,124
Total		44,066,993
Ireland 2.1%
Kingspan Group PLC	206,362	17,484,355
Ryanair Holdings PLC, ADR(a)	108,977	12,532,355
Total		30,016,710
Japan 12.6%
Asahi Intecc Co., Ltd.	214,700	5,926,290
Daikin Industries Ltd.	128,200	25,916,759
FANUC Corp.	30,300	7,284,336
Hoya Corp.	178,000	20,950,036
Kao Corp.	74,900	4,956,034
Keyence Corp.	65,040	29,642,386
M3, Inc.	85,300	5,855,680
Makita Corp.	146,600	6,296,751
110	Variable Portfolio – Partners International Growth Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – Partners International Growth Fund, March 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
MISUMI Group, Inc.	125,600	3,658,670
Murata Manufacturing Co., Ltd.	96,400	7,759,761
Nihon M&A Center, Inc.	356,800	9,677,694
Shin-Etsu Chemical Co., Ltd.	46,500	7,877,118
Shiseido Co., Ltd.	121,900	8,198,285
SMC Corp.	42,700	24,867,637
Sysmex Corp.	71,600	7,728,767
Total		176,596,204
Netherlands 3.7%
Adyen NV(a)	8,743	19,509,177
ASML Holding NV	53,692	32,943,762
Total		52,452,939
New Zealand 0.6%
Fisher & Paykel Healthcare Corp., Ltd.	362,046	8,128,850
Norway 0.6%
Tomra Systems ASA	205,938	8,939,295
Portugal 0.3%
Galp Energia SGPS SA	421,000	4,880,340
Singapore 0.4%
Ascendas Real Estate Investment Trust	2,295,324	5,214,085
Spain 2.1%
Amadeus IT Group SA, Class A(a)	291,311	20,749,526
Industria de Diseno Textil SA	250,500	8,276,509
Total		29,026,035
Sweden 4.0%
Atlas Copco AB, Class A	380,308	23,186,333
Hexagon AB, Class B	239,440	22,102,309
Nibe Industrier AB, B Shares	353,107	10,951,050
Total		56,239,692
Switzerland 9.8%
Givaudan SA	1,600	6,171,593
Kuehne & Nagel International AG	31,700	9,054,351
Lonza Group AG, Registered Shares	35,958	20,111,292
Nestlé SA, Registered Shares	57,500	6,409,892
Novartis AG, Registered Shares	73,000	6,240,092
Partners Group Holding AG	14,832	18,954,196
Roche Holding AG, Genusschein Shares	19,400	6,284,502
Common Stocks (continued)
Issuer	Shares	Value ($)
SGS SA, Registered Shares	2,170	6,165,837
Sika AG	57,168	16,347,442
Straumann Holding AG, Registered Shares	18,772	23,437,192
Temenos AG	87,255	12,589,922
VAT Group AG	19,200	5,374,468
Total		137,140,779
Taiwan 3.9%
Sea Ltd. ADR(a)	45,768	10,216,791
Taiwan Semiconductor Manufacturing Co., Ltd.	1,421,000	29,925,140
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	118,000	13,957,040
Total		54,098,971
United Kingdom 13.4%
Ashtead Group PLC	467,381	27,900,602
Atlassian Corp. PLC, Class A(a)	39,039	8,227,860
Compass Group PLC(a)	859,369	17,362,493
Diageo PLC	489,476	20,108,405
Experian PLC	660,750	22,763,486
Halma PLC	293,012	9,586,378
Intertek Group PLC	83,900	6,478,424
London Stock Exchange Group PLC	176,678	16,890,341
Reckitt Benckiser Group PLC	71,600	6,408,938
Rentokil Initial PLC(a)	1,553,693	10,373,057
Segro PLC	1,047,163	13,532,604
Smith & Nephew PLC	321,700	6,107,463
Spirax-Sarco Engineering PLC	70,585	11,090,181
Trainline PLC(a)	1,703,349	10,792,098
Total		187,622,330
United States 0.8%
lululemon athletica, Inc.(a)	35,861	10,998,927
Total Common Stocks (Cost $1,167,857,213)		1,376,207,728

Variable Portfolio – Partners International Growth Fund | Quarterly Report 2021	111

Portfolio of Investments   (continued)
Variable Portfolio – Partners International Growth Fund, March 31, 2021 (Unaudited)
Money Market Funds 1.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.067%(b),(c)	15,595,444	15,593,885
Total Money Market Funds (Cost $15,593,885)		15,593,885
Total Investments in Securities (Cost $1,183,451,098)		1,391,801,613
Other Assets & Liabilities, Net		6,758,105
Net Assets		$1,398,559,718
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2021.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.067%
	14,557,976	448,688,204	(447,652,295)	—	15,593,885	—	9,722	15,595,444
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
112	Variable Portfolio – Partners International Growth Fund | Quarterly Report 2021

Portfolio of Investments
Variable Portfolio – Partners International Value Fund, March 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.4%
Issuer	Shares	Value ($)
Australia 3.9%
AMP Ltd.	107,745	103,882
Aurizon Holdings Ltd.	39,274	116,711
Australia & New Zealand Banking Group Ltd.	146,609	3,147,765
Bendigo & Adelaide Bank Ltd.	5,995	45,916
BlueScope Steel Ltd.	64,511	951,974
Boral Ltd.(a)	77,501	324,505
Challenger Ltd.	1,150,600	5,606,272
Cleanaway Waste Management Ltd.	119,043	199,864
Crown Resorts Ltd.(a)	13,541	121,381
Harvey Norman Holdings Ltd.	64,132	280,292
Incitec Pivot Ltd.(a)	164,480	363,929
LendLease Group	606,442	5,979,181
Macquarie Group Ltd.	91,000	10,608,673
National Australia Bank Ltd.	111,698	2,213,017
Newcrest Mining Ltd.	7,654	144,599
Oil Search Ltd.	187,934	587,592
Orica Ltd.	31,665	336,619
Origin Energy Ltd.	78,837	282,451
OZ Minerals Ltd.	8,039	140,220
QBE Insurance Group Ltd.	31,139	228,047
Qube Holdings Ltd.	42,074	96,050
Santos Ltd.	1,568,443	8,489,439
South32 Ltd.	345,944	742,447
Suncorp Group Ltd.	56,165	423,154
Tabcorp Holdings Ltd	92,779	331,478
TPG Telecom Ltd.	69,594	336,227
Treasury Wine Estates Ltd.	68,762	541,984
Westpac Banking Corp.	203,453	3,773,841
Woodside Petroleum Ltd.	48,524	886,917
Worley Ltd.	16,874	135,164
Total		47,539,591
Austria 0.1%
Erste Group Bank AG(a)	11,180	378,760
Raiffeisen Bank International AG(a)	7,519	165,063
Total		543,823
Common Stocks (continued)
Issuer	Shares	Value ($)
Belgium 1.9%
Ageas SA/NV	8,992	542,993
Anheuser-Busch InBev SA/NV	39,300	2,470,510
Groupe Bruxelles Lambert SA	65,000	6,723,993
KBC Group NV(a)	177,389	12,907,076
Solvay SA	6,164	767,144
Total		23,411,716
Denmark 1.1%
AP Moller - Maersk A/S, Class A	73	158,853
AP Moller - Maersk A/S, Class B	2,766	6,421,320
Carlsberg AS, Class B	5,484	841,024
Danske Bank A/S	16,122	301,601
Demant A/S(a)	3,689	156,158
DSV PANALPINA A/S	7,178	1,407,919
Genmab A/S(a)	559	183,852
H Lundbeck A/S	6,702	228,849
Novozymes AS, Class B	1,130	72,305
Rockwool International A/S, Class B	461	194,033
Tryg AS	7,000	164,982
Vestas Wind Systems A/S	12,558	2,590,550
Total		12,721,446
Finland 0.2%
Fortum OYJ	14,333	382,821
Nokia OYJ(a)	275,321	1,099,532
Nordea Bank	67,869	669,516
Stora Enso OYJ, Class R	18,396	343,177
Total		2,495,046
France 9.4%
Airbus Group SE(a)	23,700	2,687,991
Amundi SA(a)	1,816	145,138
Arkema SA	64,845	7,853,078
AtoS(a)	11,964	932,771
AXA SA	42,041	1,128,558
BNP Paribas SA(a)	40,580	2,472,512
Bollore SA	44,075	212,701
Bouygues SA	28,602	1,145,644
Variable Portfolio – Partners International Value Fund | Quarterly Report 2021	113

Portfolio of Investments   (continued)
Variable Portfolio – Partners International Value Fund, March 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Capgemini SE	53,900	9,164,453
Carrefour SA	76,521	1,385,459
Cie de Saint-Gobain(a)	53,930	3,184,650
Cie Generale des Etablissements Michelin CSA	13,824	2,070,424
CNP Assurances(a)	10,038	190,390
Credit Agricole SA(a)	25,343	367,023
Dassault Aviation SA(a)	2,800	3,113,752
Eiffage SA(a)	3,180	317,964
Electricite de France SA(a)	132,766	1,780,953
Engie SA(a)	1,386,824	19,700,287
Faurecia SE(a)	11,468	610,228
Faurecia SE(a),(b),(c)	62	3,342
Iliad SA	119	22,604
Natixis SA(a)	36,429	174,126
Orange SA	130,421	1,604,956
Publicis Groupe SA	4,965	302,777
Renault SA(a)	13,014	562,749
Rexel SA(a)	285,500	5,651,225
Sanofi	144,043	14,243,570
Societe Generale SA(a)	53,812	1,406,906
Total SE	302,130	14,085,232
Ubisoft Entertainment SA(a)	87,800	6,673,301
Valeo SA	8,844	300,053
Veolia Environnement SA	430,400	11,041,722
Total		114,536,539
Germany 11.8%
Allianz SE, Registered Shares	49,979	12,712,416
BASF SE	117,641	9,776,318
Bayer AG, Registered Shares	104,033	6,592,880
Bayerische Motoren Werke AG	26,464	2,746,344
Commerzbank AG(a)	71,435	438,369
Continental AG	3,744	495,610
Covestro AG	7,170	482,404
Daimler AG, Registered Shares	64,995	5,800,788
Deutsche Bank AG, Registered Shares(a)	94,886	1,134,931
Deutsche Bank AG, Registered Shares(a)	17,931	215,172
Deutsche Boerse AG	65,400	10,867,447
Deutsche Post AG	192,111	10,539,377
Evonik Industries AG	9,698	343,163
Common Stocks (continued)
Issuer	Shares	Value ($)
Fresenius Medical Care AG & Co. KGaA	10,584	779,633
Fresenius SE & Co. KGaA	261,861	11,668,629
Hapag-Lloyd AG	1,982	306,565
HeidelbergCement AG	177,339	16,112,660
Infineon Technologies AG	266,100	11,321,916
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	1,049	323,060
RWE AG	18,546	727,778
SAP SE	88,300	10,830,586
Siemens AG, Registered Shares	103,900	17,071,975
Siemens Energy AG(a)	195,950	7,033,889
Talanx AG	81,372	3,450,071
Telefonica Deutschland Holding AG	128,072	375,696
Uniper SE	11,476	415,697
United Internet AG	3,684	147,898
Volkswagen AG	2,362	856,903
Total		143,568,175
Hong Kong 2.1%
Bank of East Asia Ltd. (The)	25,000	53,253
BOC Hong Kong Holdings Ltd.	17,000	59,473
Cathay Pacific Airways Ltd.(a)	219,545	205,428
CK Asset Holdings Ltd.	895,500	5,451,429
CK Hutchison Holdings Ltd.	1,917,968	15,323,245
CK Infrastructure Holdings Ltd.	24,000	143,079
Guoco Group Ltd.	2,000	24,569
Hang Lung Properties Ltd.	84,000	219,260
Hang Seng Bank Ltd.	10,600	205,833
Henderson Land Development Co., Ltd.	65,747	296,724
HKT Trust & HKT Ltd.	80,000	114,189
Hongkong Land Holdings Ltd.	69,300	340,831
Kerry Properties Ltd.	8,500	27,489
MTR Corp.	64,528	367,002
New World Development Co., Ltd.	97,159	504,710
Sino Land Co., Ltd.	181,838	253,768
Sun Hung Kai Properties Ltd.	74,476	1,127,704
Swire Pacific Ltd., Class A	31,000	233,522
Swire Pacific Ltd., Class B	130,000	153,930
WH Group Ltd.	517,000	420,027
Total		25,525,465

114	Variable Portfolio – Partners International Value Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – Partners International Value Fund, March 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Ireland 2.6%
AIB Group PLC(a)	2,473,900	6,490,207
CRH PLC	5,814	272,076
CRH PLC, ADR	25,669	1,205,929
Flutter Entertainment PLC	1,358	291,303
Linde PLC	30,600	8,572,284
Ryanair Holdings PLC, ADR(a)	24,700	2,840,500
Smurfit Kappa Group PLC	265,800	12,471,471
Total		32,143,770
Isle of Man 0.6%
Entain PLC(a)	372,600	7,792,071
Israel 0.8%
Bank Leumi Le-Israel BM(a)	40,321	265,597
Check Point Software Technologies Ltd.(a)	85,000	9,517,450
Israel Discount Bank Ltd.(a)	30,310	126,010
Teva Pharmaceutical Industries Ltd., ADR(a)	13,631	157,302
Total		10,066,359
Italy 1.4%
ENI SpA	51,451	633,990
Intesa Sanpaolo SpA(a)	506,554	1,372,545
Mediobanca Banca di Credito Finanziario SpA(a)	780,401	8,647,819
Prysmian SpA	128,200	4,162,667
Telecom Italia SpA	1,660,799	898,464
Telecom Italia SpA, Savings Shares	173,617	99,834
UniCredit SpA(a)	84,454	892,075
Total		16,707,394
Japan 23.3%
Aeon Credit Service Co., Ltd.	9,500	127,769
AGC, Inc.	23,600	990,612
Air Water, Inc.	7,700	135,085
Aisin Corp.	15,500	590,337
Alfresa Holdings Corp.	8,900	171,827
Alps Electric Co., Ltd.	3,500	46,419
Amada Holdings Co., Ltd.	23,900	266,906
Aozora Bank Ltd.	4,900	112,351
Asahi Kasei Corp.	62,500	721,483
Astellas Pharma, Inc.	654,300	10,079,032
Bank of Kyoto Ltd. (The)	2,900	178,651
Common Stocks (continued)
Issuer	Shares	Value ($)
Bridgestone Corp.	11,100	451,270
Brother Industries Ltd.	11,000	244,315
Canon Marketing Japan, Inc.	4,100	91,255
Canon, Inc.	11,300	256,894
Chiba Bank Ltd. (The)	27,500	180,026
Chugoku Bank Ltd. (The)	1,000	8,456
Coca-Cola Bottlers Japan Holdings, Inc.	6,425	112,131
Concordia Financial Group Ltd.	54,900	222,678
Credit Saison Co., Ltd.	12,000	144,640
Dai Nippon Printing Co., Ltd.	13,500	283,170
Daicel Corp.	22,900	176,446
Dai-ichi Life Holdings, Inc.	29,200	501,946
Dainippon Sumitomo Pharma Co., Ltd.	3,400	59,310
Daio Paper Corp.	5,700	97,988
Daiwa House Industry Co., Ltd.	1,700	49,894
Daiwa Securities Group, Inc.	55,300	286,453
DeNA Co., Ltd.	3,200	62,594
Denka Co., Ltd.	152,000	6,079,485
Dentsu Group, Inc.	13,200	424,915
DIC Corp.	5,200	134,872
Dowa Holdings	5,100	212,798
Ebara Corp.	7,700	314,180
ENEOS Holdings, Inc.	131,600	597,052
FANUC Corp.	40,000	9,616,285
Fuji Media Holdings, Inc.	5,000	61,297
FUJIFILM Holdings Corp.	1,500	89,232
Fujitsu Ltd.	62,700	9,123,708
Fukuoka Financial Group, Inc.	10,000	189,741
Fukuyama Transporting Co., Ltd.	2,200	90,835
Fuyo General Lease Co., Ltd.	1,200	82,719
Hachijuni Bank Ltd. (The)	27,000	98,318
Hankyu Hanshin Holdings, Inc.	7,900	253,473
Haseko Corp.	13,400	187,427
Hino Motors Ltd.	31,100	267,488
Hitachi Construction Machine Co., Ltd.	11,600	371,728
Hitachi Ltd.	267,400	12,120,809
Hitachi Metals Ltd.	1,700	28,062
Honda Motor Co., Ltd.	74,200	2,236,798
Idemitsu Kosan Co., Ltd.	12,300	317,525

Variable Portfolio – Partners International Value Fund | Quarterly Report 2021	115

Portfolio of Investments   (continued)
Variable Portfolio – Partners International Value Fund, March 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
IHI Corp.(a)	13,100	266,530
Iida Group Holdings Co., Ltd.	10,000	242,307
Inpex Corp.	77,900	532,673
Isetan Mitsukoshi Holdings Ltd.	20,100	141,806
Isuzu Motors Ltd.	62,400	670,164
ITOCHU Corp.	13,500	438,291
Itoham Yonekyu Holdings, Inc.	8,900	58,720
Iyo Bank Ltd. (The)	16,700	100,223
J. Front Retailing Co., Ltd.	22,000	209,863
Japan Airlines Co., Ltd.(a)	193,600	4,335,857
Japan Post Holdings Co., Ltd.(a)	34,500	307,472
Japan Post Insurance Co., Ltd.	24,500	503,294
JFE Holdings, Inc.	33,900	418,261
JGC Holdings Corp.	9,900	121,700
JSR Corp.	2,100	63,554
JTEKT Corp.	26,600	272,903
Kajima Corp.	39,200	557,555
Kamigumi Co., Ltd.	7,200	136,590
Kaneka Corp.	6,000	246,921
Kawasaki Heavy Industries Ltd.(a)	13,500	334,637
Kinden Corp.	8,400	143,233
Kirin Holdings Co., Ltd.	371,800	7,134,150
Konica Minolta, Inc.	8,900	48,472
K’s Holdings Corp.	12,400	170,697
Kuraray Co., Ltd.	39,400	450,703
Kyocera Corp.	128,500	8,176,448
Kyowa Exeo Corp.	11,000	290,625
Kyushu Financial Group, Inc.	23,500	100,895
Lixil Corp.	13,700	381,261
Marubeni Corp.	68,500	572,117
Maruichi Steel Tube Ltd.	3,600	82,292
Matsumotokiyoshi Holdings Co., Ltd.	83,200	3,711,633
Mazda Motor Corp.(a)	23,000	188,447
Mebuki Financial Group, Inc.	31,750	74,919
Medipal Holdings Corp.	7,300	140,317
Mitsubishi Chemical Holdings Corp.	83,500	627,135
Mitsubishi Corp.	41,700	1,182,156
Mitsubishi Electric Corp.	47,800	730,530
Mitsubishi Estate Co., Ltd.	40,300	705,713
Common Stocks (continued)
Issuer	Shares	Value ($)
Mitsubishi Gas Chemical Co., Inc.	11,300	277,954
Mitsubishi HC Capital, Inc.	105,890	640,099
Mitsubishi Heavy Industries Ltd.	21,200	660,121
Mitsubishi Logistics Corp.	3,700	113,363
Mitsubishi Materials Corp.	14,000	327,845
Mitsubishi Motors Corp.(a)	37,500	107,224
Mitsubishi UFJ Financial Group, Inc.	261,700	1,399,386
Mitsui & Co., Ltd.	35,900	749,245
Mitsui Chemicals, Inc.	19,900	629,790
Mitsui Fudosan Co., Ltd.	35,900	818,358
Mitsui OSK Lines Ltd.	10,600	372,988
Mizuho Financial Group, Inc.	50,840	735,166
Morinaga Milk Industry Co., Ltd.	1,200	63,016
MS&AD Insurance Group Holdings, Inc.	12,600	370,641
Nagase & Co., Ltd.	7,600	119,031
NEC Corp.	7,400	436,937
NGK Insulators Ltd.	20,900	383,568
NGK Spark Plug Co., Ltd.	10,400	180,177
NH Foods Ltd.	3,200	137,328
Nikon Corp.	18,900	177,573
Nintendo Co., Ltd.	23,000	12,963,617
Nippo Corp.	7,300	199,435
Nippon Electric Glass Co., Ltd.	5,600	130,170
Nippon Express Co., Ltd.	8,400	626,572
Nippon Shokubai Co., Ltd.	3,400	194,889
Nippon Steel Corp.	32,400	552,994
Nippon Yusen KK	19,500	666,908
Nipro Corp.	6,700	81,093
Nissan Motor Co., Ltd.(a)	183,000	1,022,357
Nisshin Seifun Group, Inc.	3,200	53,470
Nomura Holdings, Inc.	73,100	387,317
Nomura Real Estate Holdings, Inc.	14,400	348,076
NSK Ltd.	27,900	286,863
Obayashi Corp.	67,000	614,992
Oji Holdings Corp.	93,200	604,307
Olympus Corp.	521,100	10,809,644
ORIX Corp.	914,100	15,459,977
Otsuka Holdings Co., Ltd.	6,200	262,935
Panasonic Corp.	19,500	252,514

116	Variable Portfolio – Partners International Value Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – Partners International Value Fund, March 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Rakuten Group, Inc.	821,100	9,809,563
Rengo Co., Ltd.	14,800	128,715
Resona Holdings, Inc.	75,650	317,768
Ricoh Co., Ltd.	71,800	731,870
Rohm Co., Ltd.	1,900	186,340
Sankyo Co., Ltd.	2,300	60,996
Sankyu, Inc.	9,000	395,993
Sega Sammy Holdings, Inc.	390,600	6,105,192
Seibu Holdings, Inc.(a)	12,500	138,042
Seiko Epson Corp.	12,200	199,166
Seino Holdings Corp.	9,700	135,350
Sekisui House Ltd.	18,600	400,089
Seven & I Holdings Co., Ltd.	400,100	16,156,604
Shimamura Co., Ltd.	1,700	196,445
Shimizu Corp.	61,600	498,784
Shinsei Bank Ltd.	8,900	143,833
Shizuoka Bank Ltd. (The)	21,100	165,874
Showa Denko KK	10,600	302,108
Sojitz Corp.	73,200	206,826
Sompo Holdings, Inc.	9,700	371,667
Sony Group Corp.	252,100	26,680,619
Square Enix Holdings Co., Ltd.	114,500	6,368,379
Subaru Corp.	20,900	417,720
Sumitomo Chemical Co., Ltd.	160,800	834,275
Sumitomo Corp.	46,100	659,767
Sumitomo Electric Industries Ltd.	69,200	1,040,546
Sumitomo Forestry Co., Ltd.	12,500	270,768
Sumitomo Heavy Industries Ltd.	8,900	247,465
Sumitomo Metal Mining Co., Ltd.	8,200	355,349
Sumitomo Mitsui Financial Group, Inc.	370,800	13,440,500
Sumitomo Mitsui Trust Holdings, Inc.	13,200	460,542
Sumitomo Realty & Development Co., Ltd.	4,800	170,033
Sumitomo Rubber Industries Ltd.	24,400	288,859
Suzuken Co., Ltd.	3,900	152,585
Suzuki Motor Corp.	5,600	255,076
T&D Holdings, Inc.	33,400	429,779
Taiheiyo Cement Corp.	11,200	295,114
Taisei Corp.	32,500	1,253,893
Taisho Pharmaceutical Holdings Co., Ltd.	1,900	122,780
Common Stocks (continued)
Issuer	Shares	Value ($)
Takeda Pharmaceutical Co., Ltd.	39,527	1,440,845
TBS Holdings, Inc.	3,100	60,974
Teijin Ltd.	17,900	308,837
THK Co., Ltd.	600	20,817
Toda Corp.	14,300	104,917
Tokai Carbon Co., Ltd.	13,400	216,606
Tokio Marine Holdings, Inc.	2,500	118,978
Tokyo Tatemono Co., Ltd.	12,100	184,476
Tokyu Fudosan Holdings Corp	65,400	388,846
Toppan Printing Co., Ltd.	13,400	227,173
Toray Industries, Inc.	57,500	371,233
Toshiba Corp.	354,000	11,981,926
Tosoh Corp.	28,200	540,099
Toyo Seikan Group Holdings Ltd.	9,100	108,317
Toyo Tire Corp.	7,400	131,447
Toyoda Gosei Co., Ltd.	6,900	181,904
Toyota Boshoku Corp.	6,700	111,107
Toyota Industries Corp.	203,400	18,175,711
Toyota Motor Corp.	88,374	6,877,267
Toyota Tsusho Corp.	11,500	484,271
TS Tech Co., Ltd.	7,200	107,578
Tsumura & Co.	1,700	60,862
Ube Industries Ltd.	9,300	198,416
Universal Entertainment Corp.(a)	1,300	31,755
Yamada Holdings Co., Ltd.	45,400	245,351
Yamaha Motor Co., Ltd.	19,600	482,367
Yamazaki Baking Co., Ltd	20,300	327,990
Yokohama Rubber Co., Ltd. (The)	14,800	265,869
Zeon Corp.	11,700	187,426
Total		282,976,328
Luxembourg 0.0%
Millicom International Cellular SA, SDR(a)	4,014	154,449
Tenaris SA	19,004	214,897
Total		369,346
Netherlands 6.6%
ABN AMRO Bank NV(a)	17,168	208,419
Aegon NV	32,043	152,245
Akzo Nobel NV	1,189	132,747
ArcelorMittal SA(a)	425,022	12,232,743

Variable Portfolio – Partners International Value Fund | Quarterly Report 2021	117

Portfolio of Investments   (continued)
Variable Portfolio – Partners International Value Fund, March 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
ASML Holding NV	20,800	12,762,241
Coca-Cola European Partners PLC	1,652	85,488
EXOR NV	55,000	4,638,859
Heineken Holding NV	127,820	11,357,854
Heineken NV	4,592	471,405
ING Groep NV	129,952	1,587,245
Koninklijke Ahold Delhaize NV	119,186	3,324,437
Koninklijke DSM NV	6,396	1,081,297
Koninklijke Philips NV(a)	302,265	17,236,779
Koninklijke Vopak NV	1,700	84,588
NN Group NV	11,422	557,182
NXP Semiconductors NV	44,700	8,999,898
Randstad NV	11,486	806,259
Stellantis NV	278,944	4,932,934
Stellantis NV	3,688	65,609
Total		80,718,229
New Zealand 0.1%
Auckland International Airport Ltd.(a)	46,989	257,998
Chorus Ltd.	3,399	16,814
EBOS Group Ltd.	8,489	175,110
Fletcher Building Ltd.	95,281	472,091
Fonterra Co-operative Group Ltd.	23,154	79,722
Ryman Healthcare Ltd.	5,454	58,378
Total		1,060,113
Norway 0.9%
DNB ASA	46,901	1,000,067
Equinor ASA	14,689	286,725
Mowi ASA	342,400	8,504,087
Norsk Hydro ASA	104,582	671,726
SpareBank 1 SR-Bank ASA	10,694	131,437
Storebrand ASA(a)	31,934	320,904
Yara International ASA	5,089	265,109
Total		11,180,055
Portugal 0.0%
Banco Espirito Santo SA, Registered Shares(a),(b),(c)	533,756	1
Galp Energia SGPS SA	20,215	234,337
Total		234,338
Common Stocks (continued)
Issuer	Shares	Value ($)
Singapore 1.2%
BOC Aviation Ltd.	20,900	203,399
CapitaLand Ltd.	180,000	504,345
City Developments Ltd.	44,900	267,048
DBS Group Holdings Ltd.	520,000	11,149,523
Frasers Property Ltd.	61,600	55,011
Jardine Cycle & Carriage Ltd.	3,300	55,360
Keppel Corp., Ltd.	120,200	476,216
Olam International Ltd.	74,200	94,951
Oversea-Chinese Banking Corp., Ltd.	19,993	174,919
Singapore Airlines Ltd.(a)	168,450	695,634
United Overseas Bank Ltd.	2,600	50,133
UOL Group Ltd.	29,089	171,066
Total		13,897,605
South Korea 1.4%
Samsung Electronics Co., Ltd.	239,800	17,348,241
Spain 0.8%
Banco Bilbao Vizcaya Argentaria SA, ADR	111,126	580,078
Banco Santander SA(a)	1,109,177	3,783,188
CaixaBank SA	469,591	1,457,980
EDP Renovaveis SA	20,186	430,942
Repsol SA	22,582	280,287
Siemens Gamesa Renewable Energy SA	68,000	2,637,340
Total		9,169,815
Sweden 2.9%
Annehem Fastigheter AB, Class B(a)	5,417	16,685
Billerudkorsnas AB	16,377	304,614
Boliden AB	32,178	1,193,911
Dometic Group AB(a),(d)	16,082	233,760
Essity AB, Class B	175,300	5,540,384
Getinge AB, Series CPO	15,622	433,867
Holmen AB, Class B	4,381	192,316
ICA Gruppen AB	3,412	166,852
Intrum Justitia AB	1,086	34,874
Investor AB, Class B	115,400	9,207,742
Lundin Energy AB	58,400	1,836,804
Peab AB, Class B(a)	12,118	146,568
Saab AB, Class B(a)	5,752	157,581

118	Variable Portfolio – Partners International Value Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – Partners International Value Fund, March 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Securitas AB	28,179	479,261
Skandinaviska Enskilda Banken AB, Class A	80,302	979,563
Skanska AB, Class B	45,999	1,153,638
SKF AB, Class B	21,206	603,406
SSAB AB, Class A(a)	11,044	58,398
SSAB AB, Class B(a)	27,246	131,861
Svenska Cellulosa AB SCA, Class A(a)	11,223	200,188
Svenska Cellulosa AB, Class B(a)	30,406	538,189
Svenska Handelsbanken AB, Class A	34,854	378,905
Svenska Handelsbanken AB, Class B	2,028	24,814
Swedbank AB, Class A	23,181	408,725
Swedish Orphan Biovitrum AB(a)	5,121	81,895
Tele2 AB, Class B	47,889	646,020
Telia Co. AB	202,285	877,062
Trelleborg AB, Class B(a)	12,680	322,495
Volvo AB	7,808	199,673
Volvo AB, B Shares	349,815	8,859,074
Total		35,409,125
Switzerland 9.8%
ABB Ltd.	495,318	15,068,304
Adecco Group AG, Registered Shares	13,786	929,892
Alcon, Inc.(a)	172,414	12,099,219
Baloise Holding AG, Registered Shares	2,373	403,533
Banque Cantonale Vaudoise, Registered Shares	918	89,572
Cie Financiere Richemont SA, Class A, Registered Shares	73,309	7,039,374
Clariant AG, Registered Shares	4,272	86,196
Credit Suisse Group AG, Registered Shares	69,019	730,177
Julius Baer Group Ltd.	15,989	1,021,753
LafargeHolcim Ltd., Registered Shares(a)	22,491	1,322,582
Lonza Group AG, Registered Shares	1,181	660,533
Nestlé SA, Registered Shares	195,900	21,838,225
Novartis AG, ADR	11,121	950,623
Novartis AG, Registered Shares	193,319	16,525,046
Roche Holding AG, Genusschein Shares	42,400	13,735,200
Swatch Group AG (The)	1,706	491,223
Swatch Group AG (The), Registered Shares	3,088	172,188
Swiss Life Holding AG, Registered Shares	1,719	844,780
Swiss Prime Site AG	2,521	232,734
Common Stocks (continued)
Issuer	Shares	Value ($)
Swiss Re AG	6,366	626,052
Swisscom AG	2,912	1,562,337
UBS AG	1,211,887	18,749,697
UBS Group AG, Registered Shares	16,453	255,515
Vifor Pharma AG	2,956	402,289
Zurich Insurance Group AG	8,682	3,695,507
Total		119,532,551
United Kingdom 14.5%
3i Group PLC	1,284	20,406
Anglo American PLC	50,096	1,962,151
Antofagasta PLC	22,986	535,415
Ashtead Group PLC	116,000	6,924,693
Aviva PLC	2,890,486	16,292,772
Barclays Bank PLC	418,555	1,071,885
Barclays Bank PLC, ADR	17,956	183,690
Barratt Developments PLC(a)	382,600	3,935,428
BHP Group PLC, ADR	67,600	3,911,336
BP PLC, ADR	175,061	4,262,735
British American Tobacco PLC	75,522	2,870,625
British American Tobacco, ADR	2,358	91,349
British Land Co. PLC (The)	1,166,500	8,115,566
BT Group PLC(a)	278,812	594,793
Bunzl PLC	207,700	6,647,961
Carnival PLC(a)	8,618	190,135
DCC PLC	112,494	9,757,700
Glencore PLC(a)	1,706,238	6,699,384
HSBC Holdings PLC, ADR	110,689	3,225,478
IG Group Holdings PLC	118,300	1,468,988
Imperial Brands PLC	185,600	3,804,969
Inchcape PLC(a)	603,200	6,258,206
Informa PLC(a)	544,800	4,206,490
J. Sainsbury PLC	274,505	917,941
Kingfisher PLC(a)	1,215,620	5,328,109
Liberty Global PLC, Class C(a)	325,300	8,308,162
Lloyds Banking Group PLC(a)	4,799,561	2,815,539
M&G PLC	18,204	52,021
Melrose Industries PLC(a)	77,550	178,325
NatWest Group PLC, ADR	131,591	706,644
Ninety One PLC	57,187	188,006

Variable Portfolio – Partners International Value Fund | Quarterly Report 2021	119

Portfolio of Investments   (continued)
Variable Portfolio – Partners International Value Fund, March 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Pearson PLC, ADR	31,529	337,045
Persimmon PLC	213,000	8,627,699
Phoenix Group Holdings PLC	22,872	231,237
Royal Dutch Shell PLC, ADR, Class B	245,480	9,041,028
Royal Mail PLC(a)	114,946	799,996
Savills PLC	38,200	601,550
Smith & Nephew PLC	493,400	9,367,181
Standard Chartered PLC	146,819	1,010,928
Standard Life Aberdeen PLC	57,794	230,889
Subsea 7 SA(a)	16,943	170,218
Tesco PLC	3,712,010	11,719,661
Unilever PLC	301,200	16,806,893
Vodafone Group PLC	2,511,716	4,580,303
WPP PLC	44,732	570,041
WPP PLC, ADR	4,288	274,003
Total		175,895,574
Total Common Stocks (Cost $1,035,911,033)		1,184,842,715

Preferred Stocks 0.4%
Issuer	Shares	Value ($)
Germany 0.4%
BMW AG	4,582	364,761
Porsche Automobil Holding SE	8,236	873,848
Volkswagen AG	14,136	3,956,960
Total		5,195,569
Total Preferred Stocks (Cost $3,642,371)		5,195,569
Warrants 0.0%
Issuer	Shares	Value ($)
Switzerland 0.0%
Cie Financiere Richemont SA(a)	131,772	50,191
Total Warrants (Cost $30,618)		50,191

Money Market Funds 1.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.067%(e),(f)	19,240,769	19,238,845
Total Money Market Funds (Cost $19,238,845)		19,238,845
Total Investments in Securities (Cost $1,058,822,867)		1,209,327,320
Other Assets & Liabilities, Net		7,590,415
Net Assets		$1,216,917,735

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2021, the total value of these securities amounted to $3,343, which represents less than 0.01% of total net assets.
(c)	Valuation based on significant unobservable inputs.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2021, the total value of these securities amounted to $233,760, which represents 0.02% of total net assets.
(e)	The rate shown is the seven-day current annualized yield at March 31, 2021.
120	Variable Portfolio – Partners International Value Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – Partners International Value Fund, March 31, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
(f)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.067%
	8,941,192	466,400,894	(456,103,241)	—	19,238,845	—	4,736	19,240,769
Abbreviation Legend
ADR	American Depositary Receipt
SDR	Swedish Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Partners International Value Fund | Quarterly Report 2021	121

Portfolio of Investments
Variable Portfolio – Partners Small Cap Growth Fund, March 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.6%
Issuer	Shares	Value ($)
Communication Services 1.2%
Diversified Telecommunication Services 0.4%
Bandwidth, Inc., Class A(a)	26,200	3,320,588
Interactive Media & Services 0.2%
EverQuote, Inc., Class A(a)	57,111	2,072,558
Media 0.6%
Cardlytics, Inc.(a)	35,980	3,947,006
TechTarget, Inc.(a)	12,089	839,581
Total		4,786,587
Total Communication Services		10,179,733
Consumer Discretionary 14.6%
Auto Components 1.3%
Fox Factory Holding Corp.(a)	40,865	5,192,307
Gentherm, Inc.(a)	10,314	764,371
Stoneridge, Inc.(a)	142,134	4,521,282
Total		10,477,960
Automobiles 0.7%
Thor Industries, Inc.	39,579	5,332,874
Diversified Consumer Services 0.4%
OneSpaWorld Holdings Ltd.(a)	328,536	3,498,908
Hotels, Restaurants & Leisure 2.6%
Cheesecake Factory, Inc. (The)(a)	65,516	3,833,341
Cracker Barrel Old Country Store, Inc.	21,361	3,692,890
Golden Entertainment, Inc.(a)	29,175	736,961
Hilton Grand Vacations, Inc.(a)	17,943	672,683
Lindblad Expeditions Holdings, Inc.(a)	140,205	2,649,875
Papa John’s International, Inc.	46,655	4,135,499
Shake Shack, Inc., Class A(a)	5,833	657,787
Wingstop, Inc.	43,500	5,531,895
Total		21,910,931
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Durables 2.4%
Installed Building Products, Inc.	57,713	6,399,217
LGI Homes, Inc.(a)	47,025	7,021,303
Purple Innovation, Inc.(a)	144,735	4,580,863
Skyline Champion Corp.(a)	20,199	914,206
Sonos, Inc.(a)	31,440	1,178,057
Total		20,093,646
Internet & Direct Marketing Retail 2.0%
ACV Auctions, Inc., Class A(a)	9,400	325,334
CarParts.com, Inc.(a)	104,650	1,494,402
Fiverr International Ltd.(a)	19,270	4,185,058
Magnite, Inc.(a)	186,708	7,768,920
Quotient Technology, Inc.(a)	56,947	930,514
RealReal, Inc. (The)(a)	51,400	1,163,182
Shutterstock, Inc.	11,524	1,026,097
Total		16,893,507
Leisure Products 0.7%
YETI Holdings, Inc.(a)	83,362	6,019,570
Specialty Retail 2.5%
Boot Barn Holdings, Inc.(a)	105,625	6,581,494
Leslie’s, Inc.(a)	93,262	2,283,987
Lithia Motors, Inc., Class A	14,010	5,465,161
Monro, Inc.	66,590	4,381,622
Petco Health & Wellness Co., Inc.(a)	24,245	537,269
Sleep Number Corp.(a)	8,419	1,208,042
Total		20,457,575
Textiles, Apparel & Luxury Goods 2.0%
Crocs, Inc.(a)	101,589	8,172,835
Deckers Outdoor Corp.(a)	11,407	3,769,101
G-III Apparel Group Ltd.(a)	140,159	4,224,392
Steven Madden Ltd.	14,729	548,803
Total		16,715,131
Total Consumer Discretionary		121,400,102
Consumer Staples 3.1%
Beverages 0.4%
Celsius Holdings, Inc.(a)	78,830	3,787,781
122	Variable Portfolio – Partners Small Cap Growth Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Growth Fund, March 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Food & Staples Retailing 1.1%
Performance Food Group, Inc.(a)	110,219	6,349,717
Sprouts Farmers Market, Inc.(a)	24,715	657,913
The Chefs’ Warehouse(a)	65,605	1,998,328
Total		9,005,958
Food Products 1.3%
Freshpet, Inc.(a)	53,617	8,514,916
Vital Farms, Inc.(a)	103,751	2,265,922
Total		10,780,838
Household Products 0.3%
Central Garden & Pet Co., Class A(a)	15,902	825,155
Cricut, Inc.(a)	80,237	1,587,890
Total		2,413,045
Total Consumer Staples		25,987,622
Energy 0.2%
Energy Equipment & Services 0.1%
Core Laboratories NV	35,666	1,026,824
Oil, Gas & Consumable Fuels 0.1%
Renewable Energy Group, Inc.(a)	11,712	773,461
Total Energy		1,800,285
Financials 5.8%
Banks 0.4%
Hilltop Holdings, Inc.	96,902	3,307,265
Capital Markets 1.8%
Assetmark Financial Holdings, Inc.(a)	47,184	1,101,275
Cohen & Steers, Inc.	82,977	5,420,887
Hudson Executive Investment Corp., Class A(a)	106,115	1,052,661
Open Lending Corp., Class A(a)	27,426	971,429
Stifel Financial Corp.	79,270	5,078,036
VPC Impact Acquisition Holdings, Class A(a)	84,340	1,095,577
Total		14,719,865
Consumer Finance 1.2%
Green Dot Corp., Class A(a)	47,311	2,166,371
LendingTree, Inc.(a)	24,981	5,320,953
PRA Group, Inc.(a)	63,529	2,355,020
Total		9,842,344
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 1.9%
AMERISAFE, Inc.	8,665	554,560
CNO Financial Group, Inc.	120,003	2,914,873
Goosehead Insurance, Inc., Class A	42,273	4,530,820
Kinsale Capital Group, Inc.	50,375	8,301,800
Total		16,302,053
Thrifts & Mortgage Finance 0.5%
Axos Financial, Inc.(a)	90,423	4,250,785
Total Financials		48,422,312
Health Care 32.4%
Biotechnology 10.1%
ACADIA Pharmaceuticals, Inc.(a)	20,598	531,428
Agios Pharmaceuticals, Inc.(a)	11,556	596,752
Albireo Pharma, Inc.(a)	12,972	457,263
Amicus Therapeutics, Inc.(a)	54,996	543,360
Arcutis Biotherapeutics, Inc.(a)	167,247	4,838,456
Arena Pharmaceuticals, Inc.(a)	22,575	1,566,479
Atara Biotherapeutics, Inc.(a)	33,195	476,680
Avid Bioservices, Inc.(a)	38,728	706,011
Biohaven Pharmaceutical Holding Co., Ltd.(a)	16,455	1,124,699
CareDx, Inc.(a)	52,579	3,580,104
Castle Biosciences, Inc.(a)	107,839	7,382,658
ChemoCentryx, Inc.(a)	31,965	1,637,887
Coherus Biosciences, Inc.(a)	282,231	4,123,395
Deciphera Pharmaceuticals, Inc.(a)	8,601	385,669
Dicerna Pharmaceuticals, Inc.(a)	21,686	554,511
Eagle Pharmaceuticals, Inc.(a)	66,850	2,790,319
Emergent BioSolutions, Inc.(a)	12,905	1,199,004
Fate Therapeutics, Inc.(a)	16,930	1,395,879
Frequency Therapeutics, Inc.(a)	16,186	153,767
Halozyme Therapeutics, Inc.(a)	291,681	12,160,181
Insmed, Inc.(a)	148,484	5,057,365
Invitae Corp.(a)	9,745	372,356
Natera, Inc.(a)	56,953	5,783,008
Protagonist Therapeutics, Inc.(a)	27,813	720,357
PTC Therapeutics, Inc.(a)	11,427	541,068
Puma Biotechnology, Inc.(a)	40,517	393,825
Radius Health, Inc.(a)	34,375	717,063

Variable Portfolio – Partners Small Cap Growth Fund | Quarterly Report 2021	123

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Growth Fund, March 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Sangamo Therapeutics, Inc.(a)	45,618	571,594
Travere Therapeutics, Inc.(a)	23,137	577,731
Vericel Corp.(a)	396,647	22,033,741
Xencor, Inc.(a)	12,891	555,086
Total		83,527,696
Health Care Equipment & Supplies 7.0%
Acutus Medical, Inc.(a)	13,715	183,369
Angiodynamics, Inc.(a)	31,544	738,130
AxoGen, Inc.(a)	41,292	836,576
BioLife Solutions, Inc.(a)	17,737	638,532
Cardiovascular Systems, Inc.(a)	14,950	573,183
ICU Medical, Inc.(a)	24,136	4,958,500
Integer Holdings Corp.(a)	59,334	5,464,661
iRhythm Technologies, Inc.(a)	46,651	6,477,958
LeMaitre Vascular, Inc.	84,931	4,142,934
Merit Medical Systems, Inc.(a)	12,137	726,764
Neogen Corp.(a)	7,924	704,364
Neuronetics, Inc.(a)	83,659	1,034,862
NuVasive, Inc.(a)	13,482	883,880
OrthoPediatrics Corp.(a)	71,625	3,491,719
Outset Medical, Inc.(a)	34,770	1,891,140
Pulmonx Corp.(a)	49,425	2,260,699
Shockwave Medical, Inc.(a)	68,476	8,919,684
SI-BONE, Inc.(a)	176,276	5,607,340
Silk Road Medical, Inc.(a)	28,440	1,440,486
Tandem Diabetes Care, Inc.(a)	23,655	2,087,554
Vapotherm, Inc.(a)	108,165	2,598,123
Varex Imaging Corp.(a)	107,255	2,197,655
Total		57,858,113
Health Care Providers & Services 5.3%
Accolade, Inc.(a)	42,910	1,946,827
AdaptHealth Corp.(a)	189,782	6,976,386
Addus HomeCare Corp.(a)	54,360	5,685,512
AMN Healthcare Services, Inc.(a)	82,992	6,116,510
HealthEquity, Inc.(a)	75,424	5,128,832
LHC Group, Inc.(a)	36,745	7,026,012
ModivCare, Inc.(a)	24,747	3,665,526
Option Care Health, Inc.(a)	40,804	723,863
R1 RCM, Inc.(a)	35,308	871,402
Common Stocks (continued)
Issuer	Shares	Value ($)
Select Medical Holdings Corp.(a)	23,833	812,705
U.S. Physical Therapy, Inc.	47,022	4,894,990
Total		43,848,565
Health Care Technology 2.7%
Inovalon Holdings, Inc., Class A(a)	25,161	724,133
Inspire Medical Systems, Inc.(a)	25,570	5,292,734
Omnicell, Inc.(a)	84,270	10,944,145
Phreesia, Inc.(a)	111,176	5,792,270
Total		22,753,282
Life Sciences Tools & Services 5.3%
Adaptive Biotechnologies Corp.(a)	22,920	922,759
Bruker Corp.	115,751	7,440,474
Codexis, Inc.(a)	288,676	6,607,794
Medpace Holdings, Inc.(a)	58,921	9,665,990
NeoGenomics, Inc.(a)	242,761	11,708,363
Pra Health Sciences, Inc.(a)	45,037	6,905,523
Quanterix Corp.(a)	13,450	786,422
Total		44,037,325
Pharmaceuticals 2.0%
Collegium Pharmaceutical, Inc.(a)	23,980	568,326
Pacira Pharmaceuticals, Inc.(a)	138,805	9,728,842
Revance Therapeutics, Inc.(a)	69,065	1,930,367
Supernus Pharmaceuticals, Inc.(a)	173,651	4,546,183
Total		16,773,718
Total Health Care		268,798,699
Industrials 15.5%
Aerospace & Defense 1.6%
Kratos Defense & Security Solutions, Inc.(a)	347,927	9,491,449
Mercury Systems, Inc.(a)	53,939	3,810,790
Total		13,302,239
Air Freight & Logistics 0.6%
Echo Global Logistics, Inc.(a)	16,975	533,185
Forward Air Corp.	45,216	4,015,633
HUB Group, Inc., Class A(a)	10,416	700,788
Total		5,249,606

124	Variable Portfolio – Partners Small Cap Growth Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Growth Fund, March 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Building Products 0.9%
AZEK Co., Inc. (The)(a)	29,960	1,259,818
CSW Industrials, Inc.	5,605	756,675
Gibraltar Industries, Inc.(a)	7,861	719,360
Patrick Industries, Inc.	55,807	4,743,595
Total		7,479,448
Commercial Services & Supplies 1.4%
Casella Waste Systems, Inc., Class A(a)	123,557	7,854,519
Covanta Holding Corp.	50,677	702,383
Healthcare Services Group, Inc.	102,405	2,870,412
Total		11,427,314
Construction & Engineering 1.2%
Arcosa, Inc.	11,554	752,050
Construction Partners, Inc., Class A(a)	81,340	2,430,439
Dycom Industries, Inc.(a)	55,692	5,171,002
EMCOR Group, Inc.	6,595	739,695
Infrastructure and Energy Alternatives, Inc.(a)	38,910	634,233
Total		9,727,419
Electrical Equipment 1.2%
American Superconductor Corp.(a)	20,916	396,568
Bloom Energy Corp., Class A(a)	66,025	1,785,976
TPI Composites, Inc.(a)	143,561	8,101,147
Total		10,283,691
Machinery 3.8%
Albany International Corp., Class A	51,143	4,268,906
Astec Industries, Inc.	8,363	630,738
Chart Industries, Inc.(a)	74,307	10,577,601
Evoqua Water Technologies Corp.(a)	23,812	626,256
Hillenbrand, Inc.	15,235	726,862
Mueller Industries, Inc.	18,701	773,286
Mueller Water Products, Inc., Class A	46,278	642,801
Proto Labs, Inc.(a)	34,417	4,190,270
Rexnord Corp.	183,545	8,643,134
Tennant Co.	8,438	674,112
Total		31,753,966
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services 2.2%
ASGN, Inc.(a)	117,385	11,203,224
Huron Consulting Group, Inc.(a)	13,983	704,464
ICF International, Inc.	9,153	799,972
Insperity, Inc.	63,105	5,284,413
Total		17,992,073
Road & Rail 0.7%
Saia, Inc.(a)	26,080	6,013,526
Trading Companies & Distributors 1.9%
Applied Industrial Technologies, Inc.	57,865	5,275,552
NOW, Inc.(a)	81,244	819,752
SiteOne Landscape Supply, Inc.(a)	27,220	4,647,543
Systemax, Inc.	121,139	4,981,236
Total		15,724,083
Total Industrials		128,953,365
Information Technology 24.2%
Communications Equipment 0.1%
Viavi Solutions, Inc.(a)	41,298	648,379
Electronic Equipment, Instruments & Components 3.8%
ePlus, Inc.(a)	44,578	4,441,752
Fabrinet(a)	53,357	4,822,939
II-VI, Inc.(a)	97,840	6,689,321
Novanta, Inc.(a)	57,200	7,544,108
PAR Technology Corp.(a)	21,345	1,396,176
Plexus Corp.(a)	58,561	5,378,242
Rogers Corp.(a)	4,876	917,712
TTM Technologies, Inc.(a)	38,871	563,630
Total		31,753,880
IT Services 2.2%
Brightcove, Inc.(a)	32,259	649,051
Endava PLC, ADR(a)	54,698	4,632,374
Evo Payments, Inc., Class A(a)	233,505	6,426,058
ExlService Holdings, Inc.(a)	6,784	611,645
I3 Verticals, Inc.(a)	135,554	4,219,118
LiveRamp Holdings, Inc.(a)	11,262	584,273
TTEC Holdings, Inc.	10,469	1,051,611
Total		18,174,130

Variable Portfolio – Partners Small Cap Growth Fund | Quarterly Report 2021	125

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Growth Fund, March 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 6.2%
Advanced Energy Industries, Inc.	47,600	5,196,492
Allegro MicroSystems, Inc.(a)	105,759	2,680,991
Ambarella, Inc.(a)	52,040	5,224,296
Brooks Automation, Inc.	7,953	649,362
Cohu, Inc.(a)	16,977	710,318
Diodes, Inc.(a)	61,300	4,894,192
Formfactor, Inc.(a)	18,202	821,092
Impinj, Inc.(a)	67,179	3,820,470
Inphi Corp.(a)	24,823	4,428,671
NeoPhotonics Corp.(a)	307,669	3,676,644
Photronics, Inc.(a)	50,294	646,781
Power Integrations, Inc.	61,169	4,984,050
Semtech Corp.(a)	163,649	11,291,781
Silicon Laboratories, Inc.(a)	15,233	2,148,919
Total		51,174,059
Software 11.9%
2U, Inc.(a)	17,235	658,894
8x8, Inc.(a)	90,355	2,931,116
Avaya Holdings Corp.(a)	31,393	879,946
Box, Inc., Class A(a)	173,720	3,988,611
ChannelAdvisor Corp.(a)	35,203	829,031
CommVault Systems, Inc.(a)	12,148	783,546
Descartes Systems Group, Inc. (The)(a)	85,613	5,214,688
Envestnet, Inc.(a)	103,822	7,499,063
Everbridge, Inc.(a)	23,230	2,815,011
j2 Global, Inc.(a)	53,940	6,465,248
Jamf Holding Corp.(a)	56,195	1,984,807
Mitek Systems, Inc.(a)	37,784	550,891
Olo, Inc., Class A(a)	9,434	248,963
ON24, Inc.(a)	23,673	1,148,377
Q2 Holdings, Inc.(a)	90,528	9,070,906
Qualys, Inc.(a)	35,561	3,726,082
Rapid7, Inc.(a)	124,165	9,263,951
Sprout Social, Inc., Class A(a)	111,592	6,445,554
SPS Commerce, Inc.(a)	90,450	8,982,589
Talend SA, ADR(a)	153,820	9,789,105
Tenable Holdings, Inc.(a)	16,480	596,329
Upland Software, Inc.(a)	106,932	5,046,121
Common Stocks (continued)
Issuer	Shares	Value ($)
Verint Systems, Inc.(a)	91,075	4,143,002
Vertex, Inc.(a)	14,755	324,315
Viant Technology, Inc., Class A(a)	17,430	921,873
Workiva, Inc.(a)	54,298	4,792,341
Total		99,100,360
Total Information Technology		200,850,808
Materials 0.8%
Chemicals 0.6%
Balchem Corp.	41,327	5,182,819
Construction Materials 0.1%
Summit Materials, Inc., Class A(a)	32,240	903,365
Metals & Mining 0.1%
Materion Corp.	11,625	770,040
Total Materials		6,856,224
Real Estate 1.4%
Equity Real Estate Investment Trusts (REITS) 1.4%
CareTrust REIT, Inc.	119,567	2,784,118
EastGroup Properties, Inc.	5,288	757,665
QTS Realty Trust Inc., Class A	110,088	6,829,859
STAG Industrial, Inc.	22,778	765,568
Total		11,137,210
Total Real Estate		11,137,210
Utilities 0.4%
Independent Power and Renewable Electricity Producers 0.4%
Ormat Technologies, Inc.	6,195	486,493
Sunnova Energy International, Inc.(a)	64,525	2,633,911
Total		3,120,404
Total Utilities		3,120,404
Total Common Stocks (Cost $609,300,479)		827,506,764

126	Variable Portfolio – Partners Small Cap Growth Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Growth Fund, March 31, 2021 (Unaudited)
Money Market Funds 0.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.067%(b),(c)	4,956,686	4,956,191
Total Money Market Funds (Cost $4,956,191)		4,956,191
Total Investments in Securities (Cost: $614,256,670)		832,462,955
Other Assets & Liabilities, Net		(2,041,176)
Net Assets		830,421,779
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2021.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.067%
	6,117,413	124,916,252	(126,077,474)	—	4,956,191	—	2,234	4,956,686
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Partners Small Cap Growth Fund | Quarterly Report 2021	127

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7035_03_L01_(03/21)